UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Mark Amorosi  K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 235-8396

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Explanatory Note:

The registrant is filing this amendment to its filing on Form N-CSR for the period ended February 28, 2026, which was originally filed with the Securities and Exchange Commission on May 7, 2026 (Accession Number 0000908695-26-000012), solely to update the responses to Item 4(g).  No other changes have been made to the initial Form N-CSR filing, and this amended filing does not amend, update or change any other items or disclosures found in the initial Form N-CSR filing.

Item 1. Reports to Stockholders.

(a)

Victory California Bond Fund

Class A

Ticker: UXABX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$77	0.76%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection within the hospital sector.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Security selection within the A and BBB rating categories.

  Security selection within state and local city municipality sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory California Bond Fund Class A @ NAV - $12,194	Victory California Bond Fund Class A @ MOP - $11,918	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Lipper California Municipal Debt Funds Index - $12,486
2/16	$10,000	$9,774	$10,000	$10,000
2/17	$10,004	$9,778	$10,025	$10,016
2/18	$10,300	$10,067	$10,276	$10,327
2/19	$10,626	$10,386	$10,701	$10,680
2/20	$11,634	$11,371	$11,713	$11,807
2/21	$11,635	$11,372	$11,837	$11,782
2/22	$11,657	$11,394	$11,759	$11,743
2/23	$10,858	$10,612	$11,159	$10,951
2/24	$11,472	$11,213	$11,764	$11,593
2/25	$11,781	$11,515	$12,112	$12,016
2/26	$12,194	$11,918	$12,713	$12,486

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	3.50%	0.94%	2.00%
Class A @ MOP	1.16%	0.49%	1.77%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Lipper California Municipal Debt Funds Index	3.91%	1.17%	2.25%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$407,207
Number of Holdings	153
Investment Advisory Fees	$1,232
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Special Tax	2.9%
Water	3.3%
Higher Education	4.4%
Nursing Homes	5.5%
Transportation	8.6%
Airport	10.3%
Education	11.3%
School District	12.3%
General Obligation	15.8%
Medical	16.6%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of ten years or more to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UXABX — AR (2/26)

Victory California Bond Fund

Fund Shares

Ticker: USCBX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$51	0.50%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection within the hospital sector.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Security selection within the A and BBB rating categories.

  Security selection within state and local city municipality sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory California Bond Fund, Fund Shares - $12,493	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Lipper California Municipal Debt Funds Index - $12,486
2/16	$10,000	$10,000	$10,000
2/17	$10,038	$10,025	$10,016
2/18	$10,350	$10,276	$10,327
2/19	$10,712	$10,701	$10,680
2/20	$11,746	$11,713	$11,807
2/21	$11,787	$11,837	$11,782
2/22	$11,838	$11,759	$11,743
2/23	$11,049	$11,159	$10,951
2/24	$11,698	$11,764	$11,593
2/25	$12,039	$12,112	$12,016
2/26	$12,493	$12,713	$12,486

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	3.67%	1.17%	2.25%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Lipper California Municipal Debt Funds Index	3.91%	1.17%	2.25%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$407,207
Number of Holdings	153
Investment Advisory Fees	$1,232
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Special Tax	2.9%
Water	3.3%
Higher Education	4.4%
Nursing Homes	5.5%
Transportation	8.6%
Airport	10.3%
Education	11.3%
School District	12.3%
General Obligation	15.8%
Medical	16.6%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of ten years or more to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCBX — AR (2/26)

Victory California Bond Fund

Institutional Shares

Ticker: UCBIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$49	0.48%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection within the hospital sector.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Security selection within the A and BBB rating categories.

  Security selection within state and local city municipality sector.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory California Bond Fund Institutional Shares - $1,087,448	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,096,557	Lipper California Municipal Debt Funds Index - $1,090,805
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,022,628	$1,020,951	$1,029,271
2/22	$1,027,557	$1,014,217	$1,025,850
2/23	$960,635	$962,513	$956,717
2/24	$1,017,551	$1,014,664	$1,012,791
2/25	$1,047,754	$1,044,707	$1,049,733
2/26	$1,087,448	$1,096,557	$1,090,805
Footnote	Description
Footnote*	Inception date for the Victory California Bond Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	3.79%	1.24%	1.49%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Lipper California Municipal Debt Funds Index	3.91%	1.17%	1.55%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$407,207
Number of Holdings	153
Investment Advisory Fees	$1,232
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Special Tax	2.9%
Water	3.3%
Higher Education	4.4%
Nursing Homes	5.5%
Transportation	8.6%
Airport	10.3%
Education	11.3%
School District	12.3%
General Obligation	15.8%
Medical	16.6%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of ten years or more to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCBIX — AR (2/26)

Victory Cornerstone Aggressive Fund

Fund Shares

Ticker: UCAGX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Cornerstone Aggressive Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$105	0.95%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Cornerstone Aggressive Fund, Fund Shares - $24,835	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Aggressive Composite Index - $28,502
2/16	$10,000	$10,000	$10,000
2/17	$11,636	$12,208	$11,903
2/18	$13,136	$14,502	$13,531
2/19	$12,976	$14,380	$13,722
2/20	$13,162	$14,939	$14,433
2/21	$15,980	$19,458	$18,038
2/22	$17,228	$20,977	$19,190
2/23	$16,128	$19,244	$17,733
2/24	$18,600	$23,698	$20,837
2/25	$20,352	$27,268	$23,485
2/26	$24,835	$33,863	$28,502

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	22.02%Footnote Reference	9.22%	9.52%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Aggressive Composite Index	21.37%	9.58%	11.04%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$459,796
Number of Holdings	387
Investment Advisory Fees	$2,499
Portfolio Turnover	79%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Vanguard FTSE Developed Markets ETF	5.8%
Schwab Fundamental International Equity ETF	5.7%
VictoryShares Core Intermediate Bond ETF	5.7%
iShares Core S&P 500 ETF	5.2%
VictoryShares Core Plus Bond ETF	4.9%
VictoryShares Free Cash Flow Growth ETF	4.6%
Vanguard FTSE Emerging Markets ETF	2.8%
VictoryShares International Free Cash Flow ETF	2.6%
Vanguard Total Stock Market ETF	2.6%
NVIDIA Corp.	2.5%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	43.5%
Common Stocks	33.9%
Affiliated Fixed-Income Exchange-Traded Funds	11.8%
Affiliated Equity Exchange-Traded Funds	10.5%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCAGX — AR (2/26)

Victory Cornerstone Conservative Fund

Fund Shares

Ticker: USCCX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Cornerstone Conservative Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.09%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s allocation to market neutral alternative investments and gold mining stocks added to performance.

  The Fund’s exposure to asset backed fixed income securities outperformed.

  Security selection within developed international equities helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  The Fund’s shorter duration holdings in investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Cornerstone Conservative Fund, Fund Shares - $16,967	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,703	Cornerstone Conservative Composite Index - $15,664
2/16	$10,000	$10,000	$10,000
2/17	$11,068	$10,320	$10,693
2/18	$11,555	$10,420	$11,128
2/19	$11,725	$10,753	$11,439
2/20	$12,755	$11,964	$12,546
2/21	$13,824	$12,219	$13,507
2/22	$13,928	$11,885	$13,442
2/23	$13,045	$10,780	$12,289
2/24	$14,120	$11,217	$13,185
2/25	$15,269	$11,924	$14,218
2/26	$16,967	$12,703	$15,664

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	11.12%	4.18%	5.43%
Bloomberg U.S. Universal Index	6.53%	0.78%	2.42%
Cornerstone Conservative Composite Index	10.17%	3.01%	4.59%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$251,034
Number of Holdings	26
Investment Advisory Fees	$-
Portfolio Turnover	5%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Victory Core Plus Bond Fund, Institutional Shares	22.8%
VictoryShares Short-Term Bond ETF	13.2%
Victory Government Securities Fund, Institutional Shares	11.5%
VictoryShares Core Intermediate Bond ETF	10.8%
Victory Income Fund, Institutional Shares	7.3%
Victory Market Neutral Income Fund, Class I	5.6%
Victory 500 Index Fund, Reward Shares	4.6%
Victory High Income Fund, Institutional Shares	4.2%
Victory International Fund, Institutional Shares	3.4%
VictoryShares International Value Momentum ETF	2.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Affiliated Fixed-Income Mutual Funds	45.8%
Affiliated Equity Mutual Funds	16.9%
Affiliated Fixed-Income Exchange-Traded Funds	24.0%
Affiliated Equity Exchange-Traded Funds	12.5%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCCX — AR (2/26)

Victory Cornerstone Equity Fund

Fund Shares

Ticker: UCEQX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Cornerstone Equity Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$8	0.07%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to gold mining stocks added to performance.

  Security selection within developed international equities contributed positively to performance.

Top detractors to performance:

  The Fund’s slight underweight to emerging market equities hurt performance.

  Security selection within emerging markets equities and U.S. large cap equities dragged on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Cornerstone Equity Fund, Fund Shares - $30,768	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Equity Composite Index - $33,641
2/16	$10,000	$10,000	$10,000
2/17	$12,289	$12,208	$12,282
2/18	$14,390	$14,502	$14,329
2/19	$13,977	$14,380	$14,445
2/20	$13,963	$14,939	$14,972
2/21	$17,672	$19,458	$19,494
2/22	$19,118	$20,977	$21,136
2/23	$17,670	$19,244	$19,560
2/24	$21,367	$23,698	$23,584
2/25	$24,245	$27,268	$26,920
2/26	$30,768	$33,863	$33,641

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	26.90%Footnote Reference	11.73%	11.89%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Equity Composite Index	24.96%	11.53%	12.90%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$330,491
Number of Holdings	19
Investment Advisory Fees	$-
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Victory 500 Index Fund, Reward Shares	18.3%
Victory International Fund, Institutional Shares	10.6%
VictoryShares WestEnd U.S. Sector ETF	8.8%
Victory Pioneer International Equity Fund, Class Y	8.2%
VictoryShares International Value Momentum ETF	8.0%
Victory Nasdaq-100 Index Fund, Class R6	7.8%
VictoryShares Free Cash Flow ETF	6.4%
VictoryShares Free Cash Flow Growth ETF	6.3%
VictoryShares Emerging Markets Value Momentum ETF	5.9%
VictoryShares US Value Momentum ETF	5.0%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	53.6%
Affiliated Equity Exchange-Traded Funds	45.9%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCEQX — AR (2/26)

Victory Cornerstone Moderate Fund

Fund Shares

Ticker: USBSX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Cornerstone Moderate Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$86	0.79%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Cornerstone Moderate Fund, Fund Shares - $19,391	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Moderate Composite Index - $21,358
2/16	$10,000	$10,000	$10,000
2/17	$11,204	$12,208	$11,290
2/18	$12,174	$14,502	$12,296
2/19	$12,161	$14,380	$12,564
2/20	$12,721	$14,939	$13,516
2/21	$14,488	$19,458	$15,728
2/22	$15,033	$20,977	$16,178
2/23	$13,892	$19,244	$14,887
2/24	$15,356	$23,698	$16,743
2/25	$16,592	$27,268	$18,464
2/26	$19,391	$33,863	$21,358

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	16.79%Footnote Reference	6.00%	6.85%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Moderate Composite Index	15.68%	6.31%	7.88%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,240,373
Number of Holdings	163
Investment Advisory Fees	$6,875
Portfolio Turnover	74%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	17.6%
VictoryShares Core Plus Bond ETF	11.5%
iShares Core U.S. Aggregate Bond ETF	4.3%
Vanguard Total Bond Market ETF	3.2%
VictoryShares Free Cash Flow Growth ETF	3.1%
iShares Core S&P Small-Cap ETF	3.1%
Schwab Fundamental International Equity ETF	2.9%
Vanguard Total Stock Market ETF	2.8%
Vanguard FTSE Developed Markets ETF	2.8%
VictoryShares International Free Cash Flow ETF	2.5%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	40.2%
Affiliated Fixed-Income Exchange-Traded Funds	31.5%
Affiliated Equity Exchange-Traded Funds	8.1%
Common Stocks	19.9%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBSX — AR (2/26)

Victory Cornerstone Moderately Aggressive Fund

Fund Shares

Ticker: USCRX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Cornerstone Moderately Aggressive Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$89	0.81%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Cornerstone Moderately Aggressive Fund, Fund Shares - $20,917	MSCI All Country World Index (regulatory broad based index) - $33,863	Cornerstone Moderately Aggressive Composite Index - $23,466
2/16	$10,000	$10,000	$10,000
2/17	$11,325	$12,208	$11,487
2/18	$12,465	$14,502	$12,684
2/19	$12,386	$14,380	$12,927
2/20	$12,791	$14,939	$13,797
2/21	$14,891	$19,458	$16,435
2/22	$15,591	$20,977	$17,100
2/23	$14,470	$19,244	$15,761
2/24	$16,217	$23,698	$17,966
2/25	$17,612	$27,268	$19,951
2/26	$20,917	$33,863	$23,466

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	18.81%Footnote Reference	7.03%	7.66%
MSCI All Country World Index	24.19%	11.72%	12.97%
Cornerstone Moderately Aggressive Composite Index	17.62%	7.38%	8.90%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$3,004,398
Number of Holdings	406
Investment Advisory Fees	$16,517
Portfolio Turnover	79%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	13.4%
VictoryShares Core Plus Bond ETF	10.3%
Vanguard FTSE Developed Markets ETF	4.2%
Schwab Fundamental International Equity ETF	3.5%
VictoryShares Free Cash Flow Growth ETF	3.4%
VictoryShares International Free Cash Flow Growth ETF	3.1%
iShares Core U.S. Aggregate Bond ETF	3.0%
Vanguard Total Stock Market ETF	3.0%
VictoryShares International Free Cash Flow ETF	2.5%
iShares Core Universal USD Bond ETF	2.3%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	37.8%
Affiliated Fixed-Income Exchange-Traded Funds	25.4%
Affiliated Equity Exchange-Traded Funds	9.9%
Common Stocks	26.6%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCRX — AR (2/26)

Victory Cornerstone Moderately Conservative Fund

Fund Shares

Ticker: UCMCX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Cornerstone Moderately Conservative Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$90	0.84%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s overweight to developed international equities was a positive contributor.

  Security selection within U.S. large cap and developed international equities helped performance.

Top detractors to performance:

  The Fund’s shorter duration investment grade fixed income detracted from performance.

  Security selection within emerging markets equities negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Cornerstone Moderately Conservative Fund, Fund Shares - $17,440	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,703	Cornerstone Moderately Conservative Composite Index - $19,277
2/16	$10,000	$10,000	$10,000
2/17	$11,031	$10,320	$11,088
2/18	$11,803	$10,420	$11,885
2/19	$11,805	$10,753	$12,177
2/20	$12,453	$11,964	$13,186
2/21	$13,887	$12,219	$14,952
2/22	$14,236	$11,885	$15,227
2/23	$13,133	$10,780	$13,985
2/24	$14,127	$11,217	$15,479
2/25	$15,106	$11,924	$16,947
2/26	$17,440	$12,703	$19,277

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	15.45%Footnote Reference	4.66%	5.72%
Bloomberg U.S. Universal Index	6.53%	0.78%	2.42%
Cornerstone Moderately Conservative Composite Index	13.75%	5.21%	6.78%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$195,552
Number of Holdings	111
Investment Advisory Fees	$913
Portfolio Turnover	72%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	19.8%
VictoryShares Core Plus Bond ETF	18.5%
iShares Core U.S. Aggregate Bond ETF	6.1%
iShares Core Universal USD Bond ETF	4.0%
iShares Core S&P 500 ETF	3.9%
VictoryShares Short-Term Bond ETF	3.2%
VictoryShares Free Cash Flow Growth ETF	3.0%
Schwab Fundamental International Equity ETF	2.4%
Vanguard Total Stock Market ETF	2.4%
iShares Core S&P Small-Cap ETF	1.9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Affiliated Fixed-Income Exchange-Traded Funds	41.5%
Affiliated Equity Exchange-Traded Funds	4.8%
Exchange-Traded Funds	38.3%
Common Stocks	15.0%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCMCX — AR (2/26)

Victory Emerging Markets Fund

Fund Shares

Ticker: USEMX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$191	1.50%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight to information technology was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in financials and information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight in materials hurt relative performance as compared to the Index.

  Stock selection in Industrials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in South Africa.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Emerging Markets Fund, Fund Shares - $27,808	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI Emerging Markets Index - $27,599	Lipper Emerging Market Funds Index - $28,036
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$12,902	$12,208	$12,946	$12,990
2/18	$16,284	$14,502	$16,895	$16,617
2/19	$14,283	$14,380	$15,225	$14,963
2/20	$14,322	$14,939	$14,938	$14,978
2/21	$19,249	$19,458	$20,323	$20,806
2/22	$17,417	$20,977	$18,151	$18,219
2/23	$14,865	$19,244	$15,377	$15,696
2/24	$17,121	$23,698	$16,720	$17,376
2/25	$18,046	$27,268	$18,404	$18,618
2/26	$27,808	$33,863	$27,599	$28,036

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	54.10%Footnote Reference	7.63%	10.77%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI Emerging Markets Index	49.96%	6.31%	10.68%
Lipper Emerging Market Funds Index	50.58%	6.15%	10.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$743,283
Number of Holdings	262
Investment Advisory Fees	$6,131
Portfolio Turnover	84%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	2.1%
Health Care	2.7%
Energy	3.8%
Consumer Staples	3.9%
Materials	6.3%
Communication Services	6.4%
Industrials	6.8%
Consumer Discretionary	10.0%
Financials	20.3%
Information Technology	33.9%
Table Summary
Value	Value
Taiwan	22.9%
South Korea	18.6%
China	15.6%
India	12.1%
Brazil	5.6%
OtherFootnote Reference**	23.6%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEMX — AR (2/26)

Victory Emerging Markets Fund

Institutional Shares

Ticker: UIEMX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$168	1.32%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight to information technology was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in financials and information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight in materials hurt relative performance as compared to the Index.

  Stock selection in Industrials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in South Africa.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Emerging Markets Fund Institutional Shares - $2,835,209	MSCI All Country World Index (regulatory broad based index) - $3,386,321	MSCI Emerging Markets Index - $2,759,861	Lipper Emerging Market Funds Index - $2,803,613
2/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/17	$1,292,658	$1,220,780	$1,294,570	$1,298,961
2/18	$1,634,655	$1,450,175	$1,689,534	$1,661,735
2/19	$1,437,077	$1,438,009	$1,522,481	$1,496,346
2/20	$1,443,758	$1,493,888	$1,493,823	$1,497,799
2/21	$1,944,835	$1,945,751	$2,032,294	$2,080,561
2/22	$1,762,913	$2,097,672	$1,815,138	$1,821,858
2/23	$1,506,884	$1,924,389	$1,537,687	$1,569,555
2/24	$1,738,715	$2,369,849	$1,671,976	$1,737,575
2/25	$1,836,337	$2,726,775	$1,840,378	$1,861,844
2/26	$2,835,209	$3,386,321	$2,759,861	$2,803,613

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	54.39%Footnote Reference	7.83%	10.98%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI Emerging Markets Index	49.96%	6.31%	10.68%
Lipper Emerging Market Funds Index	50.58%	6.15%	10.86%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$743,283
Number of Holdings	262
Investment Advisory Fees	$6,131
Portfolio Turnover	84%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	2.1%
Health Care	2.7%
Energy	3.8%
Consumer Staples	3.9%
Materials	6.3%
Communication Services	6.4%
Industrials	6.8%
Consumer Discretionary	10.0%
Financials	20.3%
Information Technology	33.9%
Table Summary
Value	Value
Taiwan	22.9%
South Korea	18.6%
China	15.6%
India	12.1%
Brazil	5.6%
OtherFootnote Reference**	23.6%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIEMX — AR (2/26)

Victory Global Equity Income Fund

Fund Shares

Ticker: UGEIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Global Equity Income Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$119	1.02%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight to materials was a contributor to relative performance as compared to the MSCI World High Dividend Yield Index (the “Index”).

  Stock selection in financials was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Overweight to information technology hurt relative performance.

  Underweight in health care was a detractor to performance relative to the Index.

  At the country level, an underweight position in Switzerland was a detractor to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Global Equity Income Fund, Fund Shares - $31,872	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI World High Dividend Yield Index - $25,827	Lipper Global Equity Income Funds Index - $26,774
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$11,821	$12,208	$11,742	$11,593
2/18	$13,118	$14,502	$13,094	$12,986
2/19	$13,254	$14,380	$13,377	$12,999
2/20	$13,355	$14,939	$13,363	$13,170
2/21	$15,822	$19,458	$15,112	$15,245
2/22	$18,339	$20,977	$17,159	$16,896
2/23	$17,455	$19,244	$16,579	$16,252
2/24	$20,792	$23,698	$18,455	$18,463
2/25	$23,834	$27,268	$20,995	$21,153
2/26	$31,872	$33,863	$25,827	$26,774

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	33.73%Footnote Reference	15.03%Footnote Reference	12.29%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI World High Dividend Yield Index	23.02%	11.31%	9.95%
Lipper Global Equity Income Funds Index	26.57%	11.92%	10.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$79,760
Number of Holdings	128
Investment Advisory Fees	$356
Portfolio Turnover	16%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Communication Services	2.6%
Consumer Discretionary	3.2%
Utilities	6.3%
Energy	8.0%
Materials	9.7%
Consumer Staples	10.1%
Health Care	11.5%
Industrials	13.8%
Information Technology	13.9%
Financials	20.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Fujikura Ltd.	2.4%
Apple, Inc.	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Cisco Systems, Inc.	1.8%
Engie SA	1.7%
HSBC Holdings PLC	1.7%
Novartis AG, Registered Shares	1.6%
Applied Materials, Inc.	1.6%
Kinross Gold Corp.	1.6%
Canadian Imperial Bank of Commerce	1.6%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGEIX — AR (2/26)

Victory Government Securities Fund

Class R6

Ticker: URGSX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$29	0.28%

What affected the Fund’s performance during the last year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 20 years and beyond rose slightly.

Top contributors to performance:

  An overweight allocation to agency mortgage-backed securities (“MBS”) benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 20-year and 30-year mortgage pools contributed the most to performance relative to the Index.

  An underweight allocation to treasury securities also benefited performance relative to the Index.

Top detractors from performance:

  Curve positioning of the Fund’s treasury securities relative to the Index detracted from performance.

  Within MBS, 15-year mortgage pools detracted from performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Government Securities Fund Class R6 - $12,217	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,156	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,864	Lipper Intermediate U.S. Government Funds Index - $11,580
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
2/17	$10,044	$10,140	$10,074	$10,072
2/18	$10,017	$10,191	$10,049	$10,012
2/19	$10,342	$10,514	$10,381	$10,303
2/20	$11,170	$11,743	$11,189	$11,268
2/21	$11,385	$11,905	$11,358	$11,403
2/22	$11,193	$11,590	$11,064	$11,137
2/23	$10,500	$10,464	$10,227	$10,111
2/24	$10,829	$10,812	$10,535	$10,357
2/25	$11,471	$11,440	$11,148	$10,917
2/26	$12,217	$12,156	$11,864	$11,580
Footnote	Description
Footnote*	Inception date for the Victory Government Securities Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	6.50%	1.42%	2.19%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	2.13%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	6.42%	0.88%	1.87%
Lipper Intermediate U.S. Government Funds Index	6.07%	0.31%	1.60%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,210,869
Number of Holdings	470
Investment Advisory Fees	$1,894
Portfolio Turnover	20%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	48.8%
U.S. Treasury Obligations	31.2%
Collateralized Mortgage Obligations	15.5%
OtherFootnote Reference**	4.6%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URGSX — AR (2/26)

Victory Government Securities Fund

Fund Shares

Ticker: USGNX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$50	0.48%

What affected the Fund’s performance during the last year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 20 years and beyond rose slightly.

Top contributors to performance:

  An overweight allocation to agency mortgage-backed securities (“MBS”) benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 20-year and 30-year mortgage pools contributed the most to performance relative to the Index.

  An underweight allocation to treasury securities also benefited performance relative to the Index.

Top detractors from performance:

  Curve positioning of the Fund’s treasury securities relative to the Index detracted from performance.

  Within MBS, 15-year mortgage pools detracted from performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Government Securities Fund, Fund Shares - $11,962	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,158	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,767	Lipper Intermediate U.S. Government Funds Index - $11,445
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$9,991	$10,142	$9,992	$9,955
2/18	$9,940	$10,193	$9,966	$9,895
2/19	$10,261	$10,516	$10,296	$10,183
2/20	$11,072	$11,744	$11,097	$11,137
2/21	$11,276	$11,907	$11,265	$11,270
2/22	$11,036	$11,592	$10,973	$11,007
2/23	$10,334	$10,465	$10,143	$9,993
2/24	$10,640	$10,813	$10,448	$10,237
2/25	$11,241	$11,441	$11,056	$10,790
2/26	$11,962	$12,158	$11,767	$11,445

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	6.42%	1.19%	1.81%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	6.42%	0.88%	1.64%
Lipper Intermediate U.S. Government Funds Index	6.07%	0.31%	1.36%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,210,869
Number of Holdings	470
Investment Advisory Fees	$1,894
Portfolio Turnover	20%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	48.8%
U.S. Treasury Obligations	31.2%
Collateralized Mortgage Obligations	15.5%
OtherFootnote Reference**	4.6%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGNX — AR (2/26)

Victory Government Securities Fund

Institutional Shares

Ticker: UIGSX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$41	0.40%

What affected the Fund’s performance during the last year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 20 years and beyond rose slightly.

Top contributors to performance:

  An overweight allocation to agency mortgage-backed securities (“MBS”) benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 20-year and 30-year mortgage pools contributed the most to performance relative to the Index.

  An underweight allocation to treasury securities also benefited performance relative to the Index.

Top detractors from performance:

  Curve positioning of the Fund’s treasury securities relative to the Index detracted from performance.

  Within MBS, 15-year mortgage pools detracted from performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Government Securities Fund Institutional Shares - $1,206,820	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,215,756	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $1,176,650	Lipper Intermediate U.S. Government Funds Index - $1,144,522
2/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/17	$999,833	$1,014,152	$999,162	$995,489
2/18	$996,772	$1,019,275	$996,646	$989,491
2/19	$1,028,795	$1,051,584	$1,029,581	$1,018,288
2/20	$1,110,859	$1,174,438	$1,109,740	$1,113,701
2/21	$1,132,211	$1,190,686	$1,126,476	$1,127,039
2/22	$1,108,792	$1,159,202	$1,097,263	$1,100,705
2/23	$1,039,306	$1,046,507	$1,014,254	$999,293
2/24	$1,071,337	$1,081,323	$1,044,808	$1,023,677
2/25	$1,133,038	$1,144,129	$1,105,614	$1,079,003
2/26	$1,206,820	$1,215,756	$1,176,650	$1,144,522

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	6.51%	1.28%	1.90%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	6.42%	0.88%	1.64%
Lipper Intermediate U.S. Government Funds Index	6.07%	0.31%	1.36%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,210,869
Number of Holdings	470
Investment Advisory Fees	$1,894
Portfolio Turnover	20%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	48.8%
U.S. Treasury Obligations	31.2%
Collateralized Mortgage Obligations	15.5%
OtherFootnote Reference**	4.6%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGSX — AR (2/26)

Victory Growth and Tax Strategy Fund

Class A

Ticker: UGTAX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.83%

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Growth and Tax Strategy Fund Class A @ NAV - $15,865	Victory Growth and Tax Strategy Fund Class A @ MOP - $15,511	S&P 500® Index (regulatory broad based index) - $24,499	Bloomberg Municipal Bond Index - $10,966	Composite Index - $16,457	Lipper Composite Index - $16,107
6/20Footnote Reference*	$10,000	$9,777	$10,000	$10,000	$10,000	$10,000
2/21	$11,403	$11,148	$12,619	$10,210	$11,291	$11,370
2/22	$12,278	$12,004	$14,687	$10,142	$12,164	$12,097
2/23	$11,113	$10,865	$13,557	$9,625	$11,433	$11,281
2/24	$13,035	$12,744	$17,686	$10,147	$13,423	$13,293
2/25	$14,442	$14,120	$20,941	$10,447	$14,835	$14,617
2/26	$15,865	$15,511	$24,499	$10,966	$16,457	$16,107
Footnote	Description
Footnote*	Inception date for the Victory Growth and Tax Strategy Fund, Class A is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	9.85%	6.83%	8.48%
Class A @ MOP	7.37%	6.34%	8.05%
S&P 500® Index	16.99%	14.19%	17.13%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Composite Index	10.93%	7.83%	9.19%
Lipper Composite Index	10.19%	7.21%	8.77%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTAX — AR (2/26)

Victory Growth and Tax Strategy Fund

Class C

Ticker: UGTCX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$164	1.57%

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Growth and Tax Strategy Fund Class C @ NAV - $15,203	Victory Growth and Tax Strategy Fund Class C @ CDSC - $15,203	S&P 500® Index (regulatory broad based index) - $24,499	Bloomberg Municipal Bond Index - $10,966	Composite Index - $16,457	Lipper Composite Index - $16,107
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2/21	$11,342	$11,342	$12,619	$10,210	$11,291	$11,370
2/22	$12,123	$12,123	$14,687	$10,142	$12,164	$12,097
2/23	$10,898	$10,898	$13,557	$9,625	$11,433	$11,281
2/24	$12,681	$12,681	$17,686	$10,147	$13,423	$13,293
2/25	$13,949	$13,949	$20,941	$10,447	$14,835	$14,617
2/26	$15,203	$15,203	$24,499	$10,966	$16,457	$16,107
Footnote	Description
Footnote*	Inception date for the Victory Growth and Tax Strategy Fund, Class C is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	9.00%	6.03%	7.67%
Class C @ CDSC	8.00%	6.03%	7.67%
S&P 500® Index	16.99%	14.19%	17.13%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Composite Index	10.93%	7.83%	9.19%
Lipper Composite Index	10.19%	7.21%	8.77%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTCX — AR (2/26)

Victory Growth and Tax Strategy Fund

Fund Shares

Ticker: USBLX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$55	0.52%

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Growth and Tax Strategy Fund, Fund Shares - $22,241	S&P 500® Index (regulatory broad based index) - $42,249	Bloomberg Municipal Bond Index - $12,713	Composite Index - $23,741	Lipper Composite Index - $22,596
2/16	$10,000	$10,000	$10,000	$10,000	$10,000
2/17	$11,077	$12,498	$10,025	$11,211	$11,213
2/18	$12,154	$14,635	$10,276	$12,296	$12,284
2/19	$12,606	$15,320	$10,701	$12,876	$12,782
2/20	$13,809	$16,575	$11,713	$14,057	$13,877
2/21	$15,733	$21,761	$11,837	$16,288	$15,951
2/22	$16,991	$25,327	$11,759	$17,547	$16,971
2/23	$15,435	$23,379	$11,159	$16,493	$15,826
2/24	$18,163	$30,499	$11,764	$19,363	$18,649
2/25	$20,188	$36,112	$12,112	$21,401	$20,506
2/26	$22,241	$42,249	$12,713	$23,741	$22,596

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	10.17%	7.17%	8.32%
S&P 500® Index	16.99%	14.19%	15.50%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Composite Index	10.93%	7.83%	9.03%
Lipper Composite Index	10.19%	7.21%	8.49%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBLX — AR (2/26)

Victory Growth and Tax Strategy Fund

Institutional Shares

Ticker: UGTIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$59	0.56%

What affected the Fund’s performance during the last year?

All eleven sectors within the equity strategy produced positive absolute returns during the period. The information technology sector represented the largest individual contributor to total return for the equity strategy portion of the Fund.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Overweight allocation to the housing sector.

  Overweight allocation to the A rated category.

  Security selection in the AAA rated category.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect, as the Fund has slightly longer duration than the Fund’s benchmark (Composite Index) and longer-term yields rose during the year.

  Security selection within the A and AA rated categories.

  Security selection in the education and hospital sectors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Growth and Tax Strategy Fund Institutional Shares - $1,612,348	S&P 500® Index (regulatory broad based index) - $2,449,934	Bloomberg Municipal Bond Index - $1,096,557	Composite Index - $1,645,734	Lipper Composite Index - $1,610,721
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,141,867	$1,261,885	$1,020,951	$1,129,113	$1,137,029
2/22	$1,233,474	$1,468,696	$1,014,217	$1,216,361	$1,209,708
2/23	$1,119,916	$1,355,731	$962,513	$1,143,306	$1,128,118
2/24	$1,317,355	$1,768,585	$1,014,664	$1,342,251	$1,329,318
2/25	$1,463,871	$2,094,114	$1,044,707	$1,483,547	$1,461,735
2/26	$1,612,348	$2,449,934	$1,096,557	$1,645,734	$1,610,721
Footnote	Description
Footnote*	Inception date for the Victory Growth and Tax Strategy Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	10.14%	7.14%	8.79%
S&P 500® Index	16.99%	14.19%	17.13%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Composite Index	10.93%	7.83%	9.19%
Lipper Composite Index	10.19%	7.21%	8.77%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$894,486
Number of Holdings	781
Investment Advisory Fees	$2,494
Portfolio Turnover	16%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Health Care	4.5%
Single Family Housing	4.6%
Consumer Discretionary	4.6%
Communication Services	4.7%
Higher Education	5.0%
Education	5.2%
Financials	5.9%
Medical	8.6%
General Obligation	11.6%
Information Technology	15.1%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2026)

Table Summary
NVIDIA Corp.	3.4%
Apple, Inc.	3.1%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2026)

Table Summary
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33	1.7%
The Development Authority of Burke County Revenue, Series GA, 1.05%, 11/1/52	0.8%
City of New York, GO, Series B-3, 1.10%, 10/1/46	0.8%
Port of Port Arthur Navigation District Revenue, Series B, 1.10%, 4/1/40	0.8%
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTIX — AR (2/26)

Victory International Fund

Class R6

Ticker: URITX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$103	0.86%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology contributed to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to industrials hurt relative performance as compared to the Index.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Germany.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory International Fund Class R6 - $20,699	MSCI EAFE Index (regulatory broad based index) - $19,951	Lipper International Funds Index - $20,040
8/18Footnote Reference*	$10,000	$10,000	$10,000
2/19	$9,782	$9,819	$9,733
2/20	$9,729	$9,764	$9,878
2/21	$11,657	$11,956	$12,516
2/22	$12,342	$12,294	$12,636
2/23	$11,798	$11,908	$11,977
2/24	$13,495	$13,624	$13,694
2/25	$14,769	$14,818	$15,102
2/26	$20,699	$19,951	$20,040
Footnote	Description
Footnote*	Inception date for the Victory International Fund, Class R6 is 8/17/2018.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class R6	40.15%Footnote Reference	12.17%	10.14%
MSCI EAFE Index	34.63%	10.78%	9.60%
Lipper International Funds Index	32.69%	9.87%	9.67%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,661,886
Number of Holdings	407
Investment Advisory Fees	$19,094
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Real Estate	3.4%
Communication Services	3.6%
Energy	4.4%
Consumer Staples	6.7%
Materials	7.4%
Consumer Discretionary	9.6%
Health Care	9.9%
Information Technology	10.2%
Industrials	16.7%
Financials	23.2%
Table Summary
Value	Value
Japan	20.0%
United Kingdom	12.5%
France	8.7%
Switzerland	8.3%
Germany	6.7%
Netherlands	6.0%
OtherFootnote Reference**	36.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URITX — AR (2/26)

Victory International Fund

Fund Shares

Ticker: USIFX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$128	1.07%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology contributed to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to industrials hurt relative performance as compared to the Index.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Germany.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory International Fund, Fund Shares - $27,558	MSCI EAFE Index (regulatory broad based index) - $26,545	Lipper International Funds Index - $26,899
2/16	$10,000	$10,000	$10,000
2/17	$11,710	$11,575	$11,551
2/18	$14,322	$13,905	$14,007
2/19	$13,439	$13,065	$13,065
2/20	$13,332	$12,991	$13,259
2/21	$15,945	$15,908	$16,800
2/22	$16,605	$16,358	$16,961
2/23	$15,806	$15,844	$16,077
2/24	$18,041	$18,127	$18,381
2/25	$19,699	$19,717	$20,272
2/26	$27,558	$26,545	$26,899

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	39.90%Footnote Reference	11.56%	10.67%
MSCI EAFE Index	34.63%	10.78%	10.26%
Lipper International Funds Index	32.69%	9.87%	10.40%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,661,886
Number of Holdings	407
Investment Advisory Fees	$19,094
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Real Estate	3.4%
Communication Services	3.6%
Energy	4.4%
Consumer Staples	6.7%
Materials	7.4%
Consumer Discretionary	9.6%
Health Care	9.9%
Information Technology	10.2%
Industrials	16.7%
Financials	23.2%
Table Summary
Value	Value
Japan	20.0%
United Kingdom	12.5%
France	8.7%
Switzerland	8.3%
Germany	6.7%
Netherlands	6.0%
OtherFootnote Reference**	36.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIFX — AR (2/26)

Victory International Fund

Institutional Shares

Ticker: UIIFX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$120	1.00%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology contributed to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to industrials hurt relative performance as compared to the Index.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Germany.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory International Fund Institutional Shares - $2,777,585	MSCI EAFE Index (regulatory broad based index) - $2,654,505	Lipper International Funds Index - $2,689,875
2/16	$1,000,000	$1,000,000	$1,000,000
2/17	$1,172,797	$1,157,541	$1,155,147
2/18	$1,434,961	$1,390,520	$1,400,714
2/19	$1,348,008	$1,306,507	$1,306,461
2/20	$1,337,991	$1,299,069	$1,325,929
2/21	$1,601,667	$1,590,787	$1,679,998
2/22	$1,669,053	$1,635,778	$1,696,065
2/23	$1,589,909	$1,584,355	$1,607,695
2/24	$1,815,524	$1,812,678	$1,838,138
2/25	$1,983,773	$1,971,653	$2,027,155
2/26	$2,777,585	$2,654,505	$2,689,875

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	40.01%Footnote Reference	11.64%	10.76%
MSCI EAFE Index	34.63%	10.78%	10.26%
Lipper International Funds Index	32.69%	9.87%	10.40%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,661,886
Number of Holdings	407
Investment Advisory Fees	$19,094
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Real Estate	3.4%
Communication Services	3.6%
Energy	4.4%
Consumer Staples	6.7%
Materials	7.4%
Consumer Discretionary	9.6%
Health Care	9.9%
Information Technology	10.2%
Industrials	16.7%
Financials	23.2%
Table Summary
Value	Value
Japan	20.0%
United Kingdom	12.5%
France	8.7%
Switzerland	8.3%
Germany	6.7%
Netherlands	6.0%
OtherFootnote Reference**	36.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIIFX — AR (2/26)

Victory New York Bond Fund

Fund Shares

Ticker: USNYX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$66	0.65%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the lease and special tax sectors.

  Underweight allocation to the special tax sector.

Top detractors from performance:

  Security selection in the education and housing sectors.

  Security selection in the AA and BBB rating categories.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory New York Bond Fund, Fund Shares - $12,309	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Lipper New York Municipal Debt Funds Index - $12,543
2/16	$10,000	$10,000	$10,000
2/17	$10,026	$10,025	$10,117
2/18	$10,263	$10,276	$10,319
2/19	$10,592	$10,701	$10,796
2/20	$11,592	$11,713	$11,916
2/21	$11,550	$11,837	$11,835
2/22	$11,665	$11,759	$11,874
2/23	$10,764	$11,159	$11,029
2/24	$11,448	$11,764	$11,741
2/25	$11,915	$12,112	$12,096
2/26	$12,309	$12,713	$12,543

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	3.31%	1.28%	2.10%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Lipper New York Municipal Debt Funds Index	3.69%	1.17%	2.29%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$106,348
Number of Holdings	100
Investment Advisory Fees	$466
Portfolio Turnover	8%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Housing	4.0%
Water	4.4%
Airport	4.8%
Nursing Homes	6.5%
Multifamily Housing	6.6%
Transportation	8.1%
Education	12.7%
Medical	13.2%
Higher Education	15.7%
General Obligation	17.1%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNYX — AR (2/26)

Victory New York Bond Fund

Institutional Shares

Ticker: UNYIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$61	0.60%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the lease and special tax sectors.

  Underweight allocation to the special tax sector.

Top detractors from performance:

  Security selection in the education and housing sectors.

  Security selection in the AA and BBB rating categories.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory New York Bond Fund Institutional Shares - $1,093,959	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,096,557	Lipper New York Municipal Debt Funds Index - $1,094,154
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,026,147	$1,020,951	$1,032,396
2/22	$1,036,496	$1,014,217	$1,035,786
2/23	$957,007	$962,513	$962,081
2/24	$1,016,511	$1,014,664	$1,024,171
2/25	$1,058,369	$1,044,707	$1,055,189
2/26	$1,093,959	$1,096,557	$1,094,154
Footnote	Description
Footnote*	Inception date for the Victory New York Bond Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	3.36%	1.29%	1.60%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Lipper New York Municipal Debt Funds Index	3.69%	1.17%	1.60%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$106,348
Number of Holdings	100
Investment Advisory Fees	$466
Portfolio Turnover	8%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Housing	4.0%
Water	4.4%
Airport	4.8%
Nursing Homes	6.5%
Multifamily Housing	6.6%
Transportation	8.1%
Education	12.7%
Medical	13.2%
Higher Education	15.7%
General Obligation	17.1%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UNYIX — AR (2/26)

Victory Precious Metals and Minerals Fund

Class A

Ticker: UPMMX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$262	1.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Owning Agnico Eagle Mines Ltd. was a top contributor to absolute performance.

  Slight underweight to gold miners in China was a contributor to relative performance.

  Stock selection in China was also a contributor.

Top detractors from performance:

  Owning Royal Gold, Inc. was a detractor to relative performance.

  Selection of gold miners in the United States was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Precious Metals and Minerals Fund Class A @ NAV - $60,840	Victory Precious Metals and Minerals Fund Class A @ MOP - $57,341	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI ACWI Select Gold Miners Investable Market Index - $69,174	Lipper Precious Metals Equity Funds Index - $62,029
2/16	$10,000	$9,425	$10,000	$10,000	$10,000
2/17	$12,237	$11,533	$12,208	$11,764	$12,594
2/18	$11,228	$10,582	$14,502	$10,742	$11,462
2/19	$11,617	$10,949	$14,380	$11,031	$11,621
2/20	$13,810	$13,016	$14,939	$14,021	$13,730
2/21	$16,522	$15,572	$19,458	$16,754	$16,846
2/22	$18,020	$16,984	$20,977	$18,628	$18,515
2/23	$14,512	$13,677	$19,244	$14,446	$14,809
2/24	$13,757	$12,966	$23,698	$14,374	$13,936
2/25	$21,063	$19,851	$27,268	$22,772	$21,303
2/26	$60,840	$57,341	$33,863	$69,174	$62,029

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	188.85%Footnote Reference	29.78%Footnote Reference	19.79%Footnote Reference
Class A @ MOP	172.21%	28.25%	19.08%
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI ACWI Select Gold Miners Investable Market Index	203.77%	32.79%	21.34%
Lipper Precious Metals Equity Funds Index	191.17%	29.78%	20.02%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,546,820
Number of Holdings	38
Investment Advisory Fees	$7,136
Portfolio Turnover	15%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Agnico Eagle Mines Ltd.	12.7%
Gold Fields Ltd., ADR	8.1%
Kinross Gold Corp.	7.4%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	7.1%
Newmont Corp.	7.0%
Barrick Mining Corp.	5.3%
DPM Metals, Inc.	4.8%
Torex Gold Resources, Inc.	4.0%
Royal Gold, Inc.	3.7%
Wheaton Precious Metals Corp.	3.6%

Top CountriesFootnote Reference^,Footnote Reference* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Canada	53.4%
United States	11.8%
South Africa	11.5%
Australia	9.9%
United Kingdom	9.9%
OtherFootnote Reference**	3.4%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UPMMX — AR (2/26)

Victory Precious Metals and Minerals Fund

Fund Shares

Ticker: USAGX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$203	1.04%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Owning Agnico Eagle Mines Ltd. was a top contributor to absolute performance.

  Slight underweight to gold miners in China was a contributor to relative performance.

  Stock selection in China was also a contributor.

Top detractors from performance:

  Owning Royal Gold, Inc. was a detractor to relative performance.

  Selection of gold miners in the United States was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Australia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Precious Metals and Minerals Fund, Fund Shares - $61,690	MSCI All Country World Index (regulatory broad based index) - $33,863	MSCI ACWI Select Gold Miners Investable Market Index - $69,174	Lipper Precious Metals Equity Funds Index - $62,029
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$12,234	$12,208	$11,764	$12,594
2/18	$11,233	$14,502	$10,742	$11,462
2/19	$11,637	$14,380	$11,031	$11,621
2/20	$13,840	$14,939	$14,021	$13,730
2/21	$16,591	$19,458	$16,754	$16,846
2/22	$18,124	$20,977	$18,628	$18,515
2/23	$14,620	$19,244	$14,446	$14,809
2/24	$13,884	$23,698	$14,374	$13,936
2/25	$21,296	$27,268	$22,772	$21,303
2/26	$61,690	$33,863	$69,174	$62,029

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	189.68%Footnote Reference	30.04%Footnote Reference	19.96%Footnote Reference
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI ACWI Select Gold Miners Investable Market Index	203.77%	32.79%	21.34%
Lipper Precious Metals Equity Funds Index	191.17%	29.78%	20.02%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,546,820
Number of Holdings	38
Investment Advisory Fees	$7,136
Portfolio Turnover	15%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Agnico Eagle Mines Ltd.	12.7%
Gold Fields Ltd., ADR	8.1%
Kinross Gold Corp.	7.4%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	7.1%
Newmont Corp.	7.0%
Barrick Mining Corp.	5.3%
DPM Metals, Inc.	4.8%
Torex Gold Resources, Inc.	4.0%
Royal Gold, Inc.	3.7%
Wheaton Precious Metals Corp.	3.6%

Top CountriesFootnote Reference^,Footnote Reference* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Canada	53.4%
United States	11.8%
South Africa	11.5%
Australia	9.9%
United Kingdom	9.9%
OtherFootnote Reference**	3.4%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAGX — AR (2/26)

Victory Precious Metals and Minerals Fund

Institutional Shares

Ticker: UIPMX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$197	1.01%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Owning Agnico Eagle Mines Ltd. was a top contributor to absolute performance.

  Slight underweight to gold miners in China was a contributor to relative performance.

  Stock selection in China was also a contributor.

Top detractors from performance:

  Owning Royal Gold, Inc. was a detractor to relative performance.

  Selection of gold miners in the United States was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Australia.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Precious Metals and Minerals Fund Institutional Shares - $6,301,606	MSCI All Country World Index (regulatory broad based index) - $3,386,321	MSCI ACWI Select Gold Miners Investable Market Index - $6,917,431	Lipper Precious Metals Equity Funds Index - $6,202,899
2/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/17	$1,226,087	$1,220,780	$1,176,446	$1,259,435
2/18	$1,131,353	$1,450,175	$1,074,177	$1,146,171
2/19	$1,175,987	$1,438,009	$1,103,055	$1,162,051
2/20	$1,402,804	$1,493,888	$1,402,058	$1,373,033
2/21	$1,683,464	$1,945,751	$1,675,364	$1,684,603
2/22	$1,842,286	$2,097,672	$1,862,757	$1,851,533
2/23	$1,488,232	$1,924,389	$1,444,637	$1,480,939
2/24	$1,416,279	$2,369,849	$1,437,361	$1,393,648
2/25	$2,174,113	$2,726,775	$2,277,173	$2,130,339
2/26	$6,301,606	$3,386,321	$6,917,431	$6,202,899

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	189.85%Footnote Reference	30.21%Footnote Reference	20.21%Footnote Reference
MSCI All Country World Index	24.19%	11.72%	12.97%
MSCI ACWI Select Gold Miners Investable Market Index	203.77%	32.79%	21.34%
Lipper Precious Metals Equity Funds Index	191.17%	29.78%	20.02%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,546,820
Number of Holdings	38
Investment Advisory Fees	$7,136
Portfolio Turnover	15%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Agnico Eagle Mines Ltd.	12.7%
Gold Fields Ltd., ADR	8.1%
Kinross Gold Corp.	7.4%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	7.1%
Newmont Corp.	7.0%
Barrick Mining Corp.	5.3%
DPM Metals, Inc.	4.8%
Torex Gold Resources, Inc.	4.0%
Royal Gold, Inc.	3.7%
Wheaton Precious Metals Corp.	3.6%

Top CountriesFootnote Reference^,Footnote Reference* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Canada	53.4%
United States	11.8%
South Africa	11.5%
Australia	9.9%
United Kingdom	9.9%
OtherFootnote Reference**	3.4%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIPMX — AR (2/26)

Victory Sustainable World Fund

Class A

Ticker: USWGX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$152	1.36%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  A slight underweight to communication services was a contributor to relative performance.

  Country level contributor to relative performance was stock selection in the United States.

Top detractors from performance:

  An overweight to health care hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Japan.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Sustainable World Fund Class A @ NAV - $32,676	Victory Sustainable World Fund Class A @ MOP - $30,793	MSCI All Country World Index (regulatory broad based index) - $33,863	Lipper Global Funds Index - $30,411
2/16	$10,000	$9,424	$10,000	$10,000
2/17	$11,870	$11,186	$12,208	$12,268
2/18	$13,865	$13,067	$14,502	$14,400
2/19	$14,000	$13,193	$14,380	$14,102
2/20	$14,943	$14,082	$14,939	$14,494
2/21	$19,064	$17,965	$19,458	$19,381
2/22	$20,408	$19,232	$20,977	$19,890
2/23	$18,606	$17,534	$19,244	$18,249
2/24	$23,306	$21,963	$23,698	$22,389
2/25	$26,374	$24,855	$27,268	$25,292
2/26	$32,676	$30,793	$33,863	$30,411

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	23.89%Footnote Reference	11.38%	12.57%
Class A @ MOP	16.77%	10.07%	11.90%
MSCI All Country World Index	24.19%	11.72%	12.97%
Lipper Global Funds Index	20.24%	9.43%	11.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,594,550
Number of Holdings	334
Investment Advisory Fees	$11,226
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	3.4%
Materials	4.1%
Energy	4.1%
Consumer Staples	5.2%
Communication Services	7.3%
Consumer Discretionary	9.2%
Health Care	10.7%
Industrials	12.0%
Financials	18.0%
Information Technology	23.0%
Table Summary
Value	Value
United States	58.9%
Japan	6.6%
OtherFootnote Reference**	33.1%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USWGX — AR (2/26)

Victory Sustainable World Fund

Fund Shares

Ticker: USAWX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$116	1.03%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  A slight underweight to communication services was a contributor to relative performance.

  Country level contributor to relative performance was stock selection in the United States.

Top detractors from performance:

  An overweight to health care hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Japan.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Sustainable World Fund, Fund Shares - $33,579	MSCI All Country World Index (regulatory broad based index) - $33,863	Lipper Global Funds Index - $30,411
2/16	$10,000	$10,000	$10,000
2/17	$11,893	$12,208	$12,268
2/18	$13,937	$14,502	$14,400
2/19	$14,110	$14,380	$14,102
2/20	$15,104	$14,939	$14,494
2/21	$19,316	$19,458	$19,381
2/22	$20,730	$20,977	$19,890
2/23	$18,953	$19,244	$18,249
2/24	$23,803	$23,698	$22,389
2/25	$27,007	$27,268	$25,292
2/26	$33,579	$33,863	$30,411

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	24.29%Footnote Reference	11.69%	12.88%
MSCI All Country World Index	24.19%	11.72%	12.97%
Lipper Global Funds Index	20.24%	9.43%	11.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,594,550
Number of Holdings	334
Investment Advisory Fees	$11,226
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	3.4%
Materials	4.1%
Energy	4.1%
Consumer Staples	5.2%
Communication Services	7.3%
Consumer Discretionary	9.2%
Health Care	10.7%
Industrials	12.0%
Financials	18.0%
Information Technology	23.0%
Table Summary
Value	Value
United States	58.9%
Japan	6.6%
OtherFootnote Reference**	33.1%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAWX — AR (2/26)

Victory Sustainable World Fund

Institutional Shares

Ticker: UIWGX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$113	1.01%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in industrials was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  A slight underweight to communication services was a contributor to relative performance.

  Country level contributor to relative performance was stock selection in the United States.

Top detractors from performance:

  An overweight to health care hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in Japan.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Sustainable World Fund Institutional Shares - $3,375,685	MSCI All Country World Index (regulatory broad based index) - $3,386,321	Lipper Global Funds Index - $3,041,137
2/16	$1,000,000	$1,000,000	$1,000,000
2/17	$1,190,341	$1,220,780	$1,226,824
2/18	$1,394,906	$1,450,175	$1,440,002
2/19	$1,412,474	$1,438,009	$1,410,237
2/20	$1,512,888	$1,493,888	$1,449,357
2/21	$1,936,749	$1,945,751	$1,938,099
2/22	$2,079,086	$2,097,672	$1,989,011
2/23	$1,902,323	$1,924,389	$1,824,934
2/24	$2,390,627	$2,369,849	$2,238,902
2/25	$2,715,083	$2,726,775	$2,529,246
2/26	$3,375,685	$3,386,321	$3,041,137

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	24.33%Footnote Reference	11.75%	12.94%
MSCI All Country World Index	24.19%	11.72%	12.97%
Lipper Global Funds Index	20.24%	9.43%	11.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,594,550
Number of Holdings	334
Investment Advisory Fees	$11,226
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)

(as of February 28, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Utilities	3.4%
Materials	4.1%
Energy	4.1%
Consumer Staples	5.2%
Communication Services	7.3%
Consumer Discretionary	9.2%
Health Care	10.7%
Industrials	12.0%
Financials	18.0%
Information Technology	23.0%
Table Summary
Value	Value
United States	58.9%
Japan	6.6%
OtherFootnote Reference**	33.1%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIWGX — AR (2/26)

Victory Target Managed Allocation Fund

Fund Shares

Ticker: UTMAX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Target Managed Allocation Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$71	0.65%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s tactical underweight to U.S. small cap equities contributed positively to performance.

  The Fund’s tactical overweight to gold mining companies helped performance.

Top detractors to performance:

  The Fund’s tactical overweight U.S. large cap equities negatively impacted performance.

  The Fund’s tactical overweight to Switzerland and Germany also detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Target Managed Allocation Fund, Fund Shares - $24,386	MSCI All Country World Index (regulatory broad based index) - $33,863	Bloomberg U.S. Universal Index - $12,703
2/16	$10,000	$10,000	$10,000
2/17	$11,429	$12,208	$10,320
2/18	$12,367	$14,502	$10,420
2/19	$12,304	$14,380	$10,753
2/20	$13,007	$14,939	$11,964
2/21	$16,357	$19,458	$12,219
2/22	$18,108	$20,977	$11,885
2/23	$15,789	$19,244	$10,780
2/24	$18,571	$23,698	$11,217
2/25	$20,525	$27,268	$11,924
2/26	$24,386	$33,863	$12,703

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	18.81%Footnote Reference	8.31%	9.32%
MSCI All Country World Index	24.19%	11.72%	12.97%
Bloomberg U.S. Universal Index	6.53%	0.78%	2.42%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$225,909
Number of Holdings	303
Investment Advisory Fees	$1,870
Portfolio Turnover	147%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
Value	Value
Real Estate	2.7%
Materials	4.1%
Consumer Staples	4.5%
Energy	5.7%
Health Care	6.0%
Communication Services	6.4%
Consumer Discretionary	8.8%
Industrials	10.7%
Information Technology	18.1%
Financials	18.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2026)

Table Summary
iShares Core MSCI Emerging Markets ETF	4.7%
VanEck Gold Miners ETF	3.7%
NVIDIA Corp.	2.9%
Apple, Inc.	2.7%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.3%
Royal Bank of Canada	1.3%
Alphabet, Inc., Class A	1.2%
Alphabet, Inc., Class C	1.1%
Meta Platforms, Inc., Class A	1.0%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTMAX — AR (2/26)

Victory Tax Exempt Intermediate-Term Fund

Class A

Ticker: UTEIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$74	0.72%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A and BBB rating categories.

  Underweight allocation to the State & Local sector.

Top detractors from performance:

  Interest rate headwinds, as the Fund is overweight bonds with maturities exceeding 15 years relative to the Fund’s benchmark (Bloomberg Municipal 1-15 Year Blend Index). These headwinds were amplified as the municipal yield curve steepened in the 1-25 year range.

  Security selection within the A and BBB rating categories detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Tax Exempt Intermediate-Term Fund Class A @ NAV - $12,438	Victory Tax Exempt Intermediate-Term Fund Class A @ MOP - $12,160	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Bloomberg Municipal 1-15 Years Blend Index - $12,607	Lipper Intermediate Municipal Debt Funds Index - $12,528
2/16	$10,000	$9,777	$10,000	$10,000	$10,000
2/17	$9,894	$9,673	$10,025	$10,002	$9,982
2/18	$10,205	$9,977	$10,276	$10,178	$10,195
2/19	$10,594	$10,357	$10,701	$10,596	$10,565
2/20	$11,503	$11,246	$11,713	$11,407	$11,410
2/21	$11,622	$11,363	$11,837	$11,564	$11,509
2/22	$11,554	$11,296	$11,759	$11,434	$11,411
2/23	$10,944	$10,700	$11,159	$11,094	$10,939
2/24	$11,468	$11,212	$11,764	$11,606	$11,503
2/25	$11,904	$11,639	$12,112	$11,937	$11,908
2/26	$12,438	$12,160	$12,713	$12,607	$12,528

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.48%	1.37%	2.21%
Class A @ MOP	2.14%	0.90%	1.98%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Bloomberg Municipal 1-15 Years Blend Index	5.61%	1.74%	2.34%
Lipper Intermediate Municipal Debt Funds Index	5.21%	1.71%	2.28%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,841,213
Number of Holdings	1,074
Investment Advisory Fees	$8,076
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Airport	4.1%
School District	4.3%
Single Family Housing	4.7%
General Obligation	6.1%
Education	6.9%
Nursing Homes	7.3%
Transportation	7.4%
Higher Education	7.8%
General	13.5%
Medical	21.9%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity between four and 12 years to an effective duration that is not restricted but generally is expected to be within two years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTEIX — AR (2/26)

Victory Tax Exempt Intermediate-Term Fund

Fund Shares

Ticker: USATX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$49	0.48%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A and BBB rating categories.

  Underweight allocation to the State & Local sector.

Top detractors from performance:

  Interest rate headwinds, as the Fund is overweight bonds with maturities exceeding 15 years relative to the Fund’s benchmark (Bloomberg Municipal 1-15 Year Blend Index). These headwinds were amplified as the municipal yield curve steepened in the 1-25 year range.

  Security selection within the A and BBB rating categories detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Tax Exempt Intermediate-Term Fund, Fund Shares - $12,751	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Bloomberg Municipal 1-15 Years Blend Index - $12,607	Lipper Intermediate Municipal Debt Funds Index - $12,528
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$9,921	$10,025	$10,002	$9,982
2/18	$10,260	$10,276	$10,178	$10,195
2/19	$10,676	$10,701	$10,596	$10,565
2/20	$11,621	$11,713	$11,407	$11,410
2/21	$11,771	$11,837	$11,564	$11,509
2/22	$11,731	$11,759	$11,434	$11,411
2/23	$11,140	$11,159	$11,094	$10,939
2/24	$11,701	$11,764	$11,606	$11,503
2/25	$12,175	$12,112	$11,937	$11,908
2/26	$12,751	$12,713	$12,607	$12,528

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.73%	1.61%	2.46%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Bloomberg Municipal 1-15 Years Blend Index	5.61%	1.74%	2.34%
Lipper Intermediate Municipal Debt Funds Index	5.21%	1.71%	2.28%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,841,213
Number of Holdings	1,074
Investment Advisory Fees	$8,076
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Airport	4.1%
School District	4.3%
Single Family Housing	4.7%
General Obligation	6.1%
Education	6.9%
Nursing Homes	7.3%
Transportation	7.4%
Higher Education	7.8%
General	13.5%
Medical	21.9%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity between four and 12 years to an effective duration that is not restricted but generally is expected to be within two years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USATX — AR (2/26)

Victory Tax Exempt Intermediate-Term Fund

Institutional Shares

Ticker: UITIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$45	0.44%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A and BBB rating categories.

  Underweight allocation to the State & Local sector.

Top detractors from performance:

  Interest rate headwinds, as the Fund is overweight bonds with maturities exceeding 15 years relative to the Fund’s benchmark (Bloomberg Municipal 1-15 Year Blend Index). These headwinds were amplified as the municipal yield curve steepened in the 1-25 year range.

  Security selection within the A and BBB rating categories detracted from performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Tax Exempt Intermediate-Term Fund Institutional Shares - $1,123,480	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,096,557	Bloomberg Municipal 1-15 Years Blend Index - $1,108,735	Lipper Intermediate Municipal Debt Funds Index - $1,113,991
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,033,933	$1,020,951	$1,017,005	$1,023,356
2/22	$1,032,077	$1,014,217	$1,005,601	$1,014,666
2/23	$979,612	$962,513	$975,624	$972,710
2/24	$1,030,176	$1,014,664	$1,020,662	$1,022,776
2/25	$1,072,257	$1,044,707	$1,049,826	$1,058,813
2/26	$1,123,480	$1,096,557	$1,108,735	$1,113,991
Footnote	Description
Footnote*	Inception date for the Victory Tax Exempt Intermediate-Term Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	4.78%	1.68%	2.08%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Bloomberg Municipal 1-15 Years Blend Index	5.61%	1.74%	1.84%
Lipper Intermediate Municipal Debt Funds Index	5.21%	1.71%	1.92%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$2,841,213
Number of Holdings	1,074
Investment Advisory Fees	$8,076
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Airport	4.1%
School District	4.3%
Single Family Housing	4.7%
General Obligation	6.1%
Education	6.9%
Nursing Homes	7.3%
Transportation	7.4%
Higher Education	7.8%
General	13.5%
Medical	21.9%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity between four and 12 years to an effective duration that is not restricted but generally is expected to be within two years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITIX — AR (2/26)

Victory Tax Exempt Long-Term Fund

Class A

Ticker: UTELX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$68	0.67%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A rating category.

  Security selection in the state & local sector.

  Security selection in the AA rating category.

Top detractors from performance:

  Security selection in the BBB rating category.

  Security selection in the education and hospital sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Tax Exempt Long-Term Fund Class A @ NAV - $12,454	Victory Tax Exempt Long-Term Fund Class A @ MOP - $12,178	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Lipper General & Insured Municipal Debt Funds Index - $12,800
2/16	$10,000	$9,778	$10,000	$10,000
2/17	$10,038	$9,816	$10,025	$10,057
2/18	$10,352	$10,123	$10,276	$10,379
2/19	$10,654	$10,418	$10,701	$10,768
2/20	$11,722	$11,463	$11,713	$11,890
2/21	$11,791	$11,530	$11,837	$11,981
2/22	$11,891	$11,627	$11,759	$11,968
2/23	$10,798	$10,558	$11,159	$11,147
2/24	$11,447	$11,193	$11,764	$11,828
2/25	$11,988	$11,722	$12,112	$12,277
2/26	$12,454	$12,178	$12,713	$12,800

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	3.89%	1.10%	2.22%
Class A @ MOP	1.55%	0.65%	1.99%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Lipper General & Insured Municipal Debt Funds Index	4.26%	1.33%	2.50%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,620,199
Number of Holdings	548
Investment Advisory Fees	$4,241
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Pollution	2.4%
Water	2.9%
Transportation	6.5%
School District	6.9%
Education	7.4%
Higher Education	9.7%
General	9.8%
Nursing Homes	10.6%
General Obligation	12.7%
Medical	20.1%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity in 10 years or more to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTELX — AR (2/26)

Victory Tax Exempt Long-Term Fund

Fund Shares

Ticker: USTEX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$47	0.46%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A rating category.

  Security selection in the state & local sector.

  Security selection in the AA rating category.

Top detractors from performance:

  Security selection in the BBB rating category.

  Security selection in the education and hospital sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Tax Exempt Long-Term Fund, Fund Shares - $12,732	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Lipper General & Insured Municipal Debt Funds Index - $12,800
2/16	$10,000	$10,000	$10,000
2/17	$10,064	$10,025	$10,057
2/18	$10,415	$10,276	$10,379
2/19	$10,741	$10,701	$10,768
2/20	$11,843	$11,713	$11,890
2/21	$11,935	$11,837	$11,981
2/22	$12,059	$11,759	$11,968
2/23	$10,974	$11,159	$11,147
2/24	$11,657	$11,764	$11,828
2/25	$12,231	$12,112	$12,277
2/26	$12,732	$12,713	$12,800

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.10%	1.30%	2.44%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Lipper General & Insured Municipal Debt Funds Index	4.26%	1.33%	2.50%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,620,199
Number of Holdings	548
Investment Advisory Fees	$4,241
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Pollution	2.4%
Water	2.9%
Transportation	6.5%
School District	6.9%
Education	7.4%
Higher Education	9.7%
General	9.8%
Nursing Homes	10.6%
General Obligation	12.7%
Medical	20.1%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity in 10 years or more to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTEX — AR (2/26)

Victory Tax Exempt Long-Term Fund

Institutional Shares

Ticker: ULTIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$43	0.42%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the A rating category.

  Security selection in the state & local sector.

  Security selection in the AA rating category.

Top detractors from performance:

  Security selection in the BBB rating category.

  Security selection in the education and hospital sectors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Tax Exempt Long-Term Fund Institutional Shares - $1,109,502	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,096,557	Lipper General & Insured Municipal Debt Funds Index - $1,108,381
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,039,050	$1,020,951	$1,037,475
2/22	$1,050,393	$1,014,217	$1,036,323
2/23	$956,210	$962,513	$965,277
2/24	$1,015,878	$1,014,664	$1,024,220
2/25	$1,066,284	$1,044,707	$1,063,112
2/26	$1,109,502	$1,096,557	$1,108,381
Footnote	Description
Footnote*	Inception date for the Victory Tax Exempt Long-Term Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	4.05%	1.32%	1.85%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Lipper General & Insured Municipal Debt Funds Index	4.26%	1.33%	1.83%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,620,199
Number of Holdings	548
Investment Advisory Fees	$4,241
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Pollution	2.4%
Water	2.9%
Transportation	6.5%
School District	6.9%
Education	7.4%
Higher Education	9.7%
General	9.8%
Nursing Homes	10.6%
General Obligation	12.7%
Medical	20.1%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity in 10 years or more to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

ULTIX — AR (2/26)

Victory Tax Exempt Money Market Fund

Fund Shares

Ticker: USEXX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Money Market Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com /literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$57	0.56%

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$403,906
Number of Holdings	45
Investment Advisory Fees	$1,172
7 Day Net Yield	1.54%
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	2.09%	1.79%	1.19%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
General	0.4%
Nursing Homes	1.8%
Higher Education	2.5%
Education	3.7%
Transportation	4.7%
Power	6.5%
Multifamily Housing	7.7%
Pollution	9.2%
Medical	28.5%
Development	33.6%
Table Summary
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEXX — AR (2/26)

Victory Tax Exempt Short-Term Fund

Class A

Ticker: UTESX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$80	0.78%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to gas forward sector.

  Overweight allocation to the A and BBB rating categories and underweight to AAA.

  Interest rate effect as the Fund’s overweight to 6-10 year bonds outperformed shorter-duration bonds during the period.

Top detractors from performance:

  Security selection within the industrial development revenue and gas forward sectors.

  Security selection within the A and BBB rating categories.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Tax Exempt Short-Term Fund Class A @ NAV - $11,706	Victory Tax Exempt Short-Term Fund Class A @ MOP - $11,447	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Bloomberg Municipal Bond Short (1-5 Years) Index - $11,849	Lipper Short Municipal Debt Funds Index - $11,736
2/16	$10,000	$9,779	$10,000	$10,000	$10,000
2/17	$9,973	$9,752	$10,025	$10,035	$10,025
2/18	$10,070	$9,848	$10,276	$10,090	$10,104
2/19	$10,277	$10,050	$10,701	$10,342	$10,287
2/20	$10,592	$10,357	$11,713	$10,735	$10,573
2/21	$10,692	$10,456	$11,837	$10,908	$10,667
2/22	$10,610	$10,375	$11,759	$10,769	$10,577
2/23	$10,368	$10,139	$11,159	$10,606	$10,517
2/24	$10,799	$10,560	$11,764	$10,991	$10,912
2/25	$11,248	$10,999	$12,112	$11,356	$11,314
2/26	$11,706	$11,447	$12,713	$11,849	$11,736

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.08%	1.83%	1.59%
Class A @ MOP	1.70%	1.37%	1.36%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Bloomberg Municipal Bond Short (1-5 Years) Index	4.35%	1.67%	1.71%
Lipper Short Municipal Debt Funds Index	3.73%	1.93%	1.61%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$634,252
Number of Holdings	345
Investment Advisory Fees	$2,065
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Water	3.1%
Transportation	3.5%
Multifamily Housing	3.8%
Education	4.2%
Nursing Homes	6.5%
Development	9.9%
Pollution	10.9%
Medical	12.7%
General Obligation	16.0%
General	17.6%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of four years or less to an effective duration that is not restricted but generally is expected to be within two years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTESX — AR (2/26)

Victory Tax Exempt Short-Term Fund

Fund Shares

Ticker: USSTX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to gas forward sector.

  Overweight allocation to the A and BBB rating categories and underweight to AAA.

  Interest rate effect as the Fund’s overweight to 6-10 year bonds outperformed shorter-duration bonds during the period.

Top detractors from performance:

  Security selection within the industrial development revenue and gas forward sectors.

  Security selection within the A and BBB rating categories.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Tax Exempt Short-Term Fund, Fund Shares - $11,976	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Bloomberg Municipal Bond Short (1-5 Years) Index - $11,849	Lipper Short Municipal Debt Funds Index - $11,736
2/16	$10,000	$10,000	$10,000	$10,000
2/17	$10,000	$10,025	$10,035	$10,025
2/18	$10,127	$10,276	$10,090	$10,104
2/19	$10,361	$10,701	$10,342	$10,287
2/20	$10,693	$11,713	$10,735	$10,573
2/21	$10,830	$11,837	$10,908	$10,667
2/22	$10,770	$11,759	$10,769	$10,577
2/23	$10,544	$11,159	$10,606	$10,517
2/24	$11,001	$11,764	$10,991	$10,912
2/25	$11,470	$12,112	$11,356	$11,314
2/26	$11,976	$12,713	$11,849	$11,736

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	4.41%	2.03%	1.82%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Bloomberg Municipal Bond Short (1-5 Years) Index	4.35%	1.67%	1.71%
Lipper Short Municipal Debt Funds Index	3.73%	1.93%	1.61%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$634,252
Number of Holdings	345
Investment Advisory Fees	$2,065
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Water	3.1%
Transportation	3.5%
Multifamily Housing	3.8%
Education	4.2%
Nursing Homes	6.5%
Development	9.9%
Pollution	10.9%
Medical	12.7%
General Obligation	16.0%
General	17.6%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of four years or less to an effective duration that is not restricted but generally is expected to be within two years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSTX — AR (2/26)

Victory Tax Exempt Short-Term Fund

Institutional Shares

Ticker: USTIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.51%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to gas forward sector.

  Overweight allocation to the A and BBB rating categories and underweight to AAA.

  Interest rate effect as the Fund’s overweight to 6-10 year bonds outperformed shorter-duration bonds during the period.

Top detractors from performance:

  Security selection within the industrial development revenue and gas forward sectors.

  Security selection within the A and BBB rating categories.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Tax Exempt Short-Term Fund Institutional Shares - $1,130,432	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,096,557	Bloomberg Municipal Bond Short (1-5 Years) Index - $1,097,919	Lipper Short Municipal Debt Funds Index - $1,111,047
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,018,919	$1,020,951	$1,010,731	$1,009,804
2/22	$1,015,182	$1,014,217	$997,846	$1,001,311
2/23	$994,090	$962,513	$982,766	$995,648
2/24	$1,037,594	$1,014,664	$1,018,372	$1,033,031
2/25	$1,082,301	$1,044,707	$1,052,191	$1,071,095
2/26	$1,130,432	$1,096,557	$1,097,919	$1,111,047
Footnote	Description
Footnote*	Inception date for the Victory Tax Exempt Short-Term Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	4.45%	2.10%	2.19%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Bloomberg Municipal Bond Short (1-5 Years) Index	4.35%	1.67%	1.66%
Lipper Short Municipal Debt Funds Index	3.73%	1.93%	1.88%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$634,252
Number of Holdings	345
Investment Advisory Fees	$2,065
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Water	3.1%
Transportation	3.5%
Multifamily Housing	3.8%
Education	4.2%
Nursing Homes	6.5%
Development	9.9%
Pollution	10.9%
Medical	12.7%
General Obligation	16.0%
General	17.6%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of four years or less to an effective duration that is not restricted but generally is expected to be within two years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTIX — AR (2/26)

Victory Treasury Money Market Trust

Fund Shares

Ticker: UATXX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Treasury Money Market Trust (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$36	0.35%

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$1,052,250
Number of Holdings	12
Investment Advisory Fees	$1,217
7 Day Net Yield	3.31%
Table Summary
	1 Year	5 Year	10 Year
Fund Shares	3.83%	3.12%	1.96%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	51.9%
Repurchase Agreements	47.5%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UATXX — AR (2/26)

Victory Virginia Bond Fund

Class A

Ticker: UVABX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$80	0.79%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the continuing care retirement center (“CCRC”) sector.

  Security selection in the A rated category.

Top detractors from performance:

  Security selection in the CCRC sector.

  Security selection in the AAA rating category.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Virginia Bond Fund Class A @ NAV - $11,938	Victory Virginia Bond Fund Class A @ MOP - $11,674	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Lipper Virginia Municipal Debt Funds Index - $11,978
2/16	$10,000	$9,779	$10,000	$10,000
2/17	$10,051	$9,828	$10,025	$10,150
2/18	$10,276	$10,048	$10,276	$10,145
2/19	$10,580	$10,345	$10,701	$10,481
2/20	$11,389	$11,137	$11,713	$11,352
2/21	$11,483	$11,229	$11,837	$11,440
2/22	$11,439	$11,185	$11,759	$11,347
2/23	$10,631	$10,395	$11,159	$10,623
2/24	$11,218	$10,970	$11,764	$11,164
2/25	$11,571	$11,315	$12,112	$11,530
2/26	$11,938	$11,674	$12,713	$11,978

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	3.17%	0.78%	1.79%
Class A @ MOP	0.87%	0.32%	1.56%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Lipper Virginia Municipal Debt Funds Index	3.89%	0.92%	1.82%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$473,239
Number of Holdings	169
Investment Advisory Fees	$1,591
Portfolio Turnover	6%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Education	1.8%
Facilities	3.3%
Development	4.0%
Airport	4.3%
Multifamily Housing	6.5%
Higher Education	8.5%
Transportation	9.1%
General Obligation	14.5%
Nursing Homes	15.2%
Medical	19.7%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of four years or less to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVABX — AR (2/26)

Victory Virginia Bond Fund

Fund Shares

Ticker: USVAX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the continuing care retirement center (“CCRC”) sector.

  Security selection in the A rated category.

Top detractors from performance:

  Security selection in the CCRC sector.

  Security selection in the AAA rating category.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Virginia Bond Fund, Fund Shares - $12,207	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,713	Lipper Virginia Municipal Debt Funds Index - $11,978
2/16	$10,000	$10,000	$10,000
2/17	$10,066	$10,025	$10,150
2/18	$10,315	$10,276	$10,145
2/19	$10,651	$10,701	$10,481
2/20	$11,493	$11,713	$11,352
2/21	$11,609	$11,837	$11,440
2/22	$11,591	$11,759	$11,347
2/23	$10,808	$11,159	$10,623
2/24	$11,419	$11,764	$11,164
2/25	$11,815	$12,112	$11,530
2/26	$12,207	$12,713	$11,978

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	10 Year
Fund Shares	3.32%	1.01%	2.01%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%
Lipper Virginia Municipal Debt Funds Index	3.89%	0.92%	1.82%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$473,239
Number of Holdings	169
Investment Advisory Fees	$1,591
Portfolio Turnover	6%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Education	1.8%
Facilities	3.3%
Development	4.0%
Airport	4.3%
Multifamily Housing	6.5%
Higher Education	8.5%
Transportation	9.1%
General Obligation	14.5%
Nursing Homes	15.2%
Medical	19.7%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of four years or less to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USVAX — AR (2/26)

Victory Virginia Bond Fund

Institutional Shares

Ticker: UVAIX

Annual Shareholder Report — February 28, 2026

The annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at advisor.vcm.com/literature /mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.51%

What affected the Fund’s performance during the last year?

Tax-exempt bonds delivered positive returns for the 12-month period ended February 28, 2026, as measured by the Bloomberg Municipal Bond Index. In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Overweight allocation to the continuing care retirement center (“CCRC”) sector.

  Security selection in the A rated category.

Top detractors from performance:

  Security selection in the CCRC sector.

  Security selection in the AAA rating category.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Virginia Bond Fund Institutional Shares - $1,080,923	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,096,557	Lipper Virginia Municipal Debt Funds Index - $1,067,219
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,024,814	$1,020,951	$1,019,273
2/22	$1,023,569	$1,014,217	$1,010,961
2/23	$954,810	$962,513	$946,448
2/24	$1,010,293	$1,014,664	$994,673
2/25	$1,044,887	$1,044,707	$1,027,278
2/26	$1,080,923	$1,096,557	$1,067,219
Footnote	Description
Footnote*	Inception date for the Victory Virginia Bond Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	3.45%	1.07%	1.38%
Bloomberg Municipal Bond Index	4.96%	1.44%	1.64%
Lipper Virginia Municipal Debt Funds Index	3.89%	0.92%	1.15%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2026)

Table Summary
Net Assets	$473,239
Number of Holdings	169
Investment Advisory Fees	$1,591
Portfolio Turnover	6%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2026)

Table Summary
Value	Value
Education	1.8%
Facilities	3.3%
Development	4.0%
Airport	4.3%
Multifamily Housing	6.5%
Higher Education	8.5%
Transportation	9.1%
General Obligation	14.5%
Nursing Homes	15.2%
Medical	19.7%
Table Summary
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2025, the principal investment strategy was changed from having a dollar-weighted average portfolio maturity of four years or less to an effective duration that is not restricted but generally is expected to be within three years of the Fund's benchmark.

For more complete information, you may review the Fund's prospectus, issued July 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVAIX — AR (2/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley are each an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $345,600 and $449,800 for the fiscal years ended February 28, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended February 28, 2026 and 2025, respectively.

(c)  Tax Fees.  Fees for tax services, which consisted of foreign tax compliance and tax consulting services, were $95,400 and $90,571 for the fiscal years ended February 28, 2026 and 2025, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended February 28, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended February 28, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $140,400 and $136,147 for the years ended February 28, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

February 28, 2026
Annual: Full Financials
Victory Cornerstone Aggressive Fund
Victory Cornerstone Conservative Fund
Victory Cornerstone Equity Fund
Victory Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund
Victory Cornerstone Moderately Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Cornerstone Aggressive Fund
2
Victory Cornerstone Conservative Fund
9
Victory Cornerstone Equity Fund
10
Victory Cornerstone Moderate Fund
11
Victory Cornerstone Moderately Aggressive Fund
15
Victory Cornerstone Moderately Conservative Fund
23
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
26
Statements of Operations
28
Statements of Changes in Net Assets
30
Financial Highlights
32
Notes to Financial Statements (Form N-CSR Item 7) 38
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 52
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
53
Advisory Contract Approval (Form N-CSR Item 11)
54

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Cornerstone Aggressive Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (33.9%)
Communication Services (2.8%):
Alphabet, Inc. , Class A ................................................... 26,513 $ 8,266
Alphabet, Inc. , Class C ................................................... 2,444 761
Cable One, Inc. (a) ...................................................... 208 20
Cargurus, Inc. , Class A (a) ................................................. 1,620 50
Comcast Corp. , Class A .................................................. 19,716 610
IDT Corp. , Class B ...................................................... 1,396 71
Meta Platforms, Inc. , Class A .............................................. 495 321
Millicom International Cellular SA .......................................... 4,630 338
Nexxen International Ltd. (a) (b) ............................................. 6,182 40
Playtika Holding Corp. ................................................... 7,266 23
The New York Times Co. , Class A ........................................... 8,250 658
Verizon Communications, Inc. .............................................. 30,378 1,523
Versant Media Group, Inc. (a) .............................................. 788 26
Yelp, Inc. , Class A (a) .................................................... 4,746 106
Ziff Davis, Inc. (a) ....................................................... 2,481 67
12,880
Consumer Discretionary (2.8%):
Academy Sports & Outdoors, Inc. ........................................... 1,747 105
Amazon.com, Inc. (a) .................................................... 4,823 1,013
American Eagle Outfitters, Inc. ............................................. 1,697 42
Aptiv PLC (a) .......................................................... 8,062 593
Asbury Automotive Group, Inc. (a) ........................................... 191 41
Booking Holdings, Inc. ................................................... 238 1,009
BorgWarner, Inc. ....................................................... 8,184 471
Brinker International, Inc. (a) ............................................... 583 86
Build-A-Bear Workshop, Inc. .............................................. 1,615 79
Cricut, Inc. , Class A ..................................................... 7,343 32
eBay, Inc. ............................................................ 8,287 753
Expedia Group, Inc. ..................................................... 4,019 867
Frontdoor, Inc. (a) ....................................................... 1,611 110
Garrett Motion, Inc. ..................................................... 5,005 102
General Motors Co. ..................................................... 14,329 1,128
G-III Apparel Group Ltd. ................................................. 2,207 67
Group 1 Automotive, Inc. ................................................. 157 51
Hamilton Beach Brands Holding Co. , Class A ................................... 730 14
Installed Building Products, Inc. ............................................ 354 116
KB Home ............................................................ 1,325 84
Kohl's Corp. .......................................................... 4,751 78
Kontoor Brands, Inc. .................................................... 537 35
Las Vegas Sands Corp. ................................................... 14,077 798
Lowe's Cos., Inc. ....................................................... 320 85
Lululemon Athletica, Inc. (a) ............................................... 201 37
Monarch Casino & Resort, Inc. ............................................. 791 76
PulteGroup, Inc. ........................................................ 5,829 800
Ralph Lauren Corp. , Class A ............................................... 2,234 810
Signet Jewelers Ltd. ..................................................... 1,547 149
Tapestry, Inc. .......................................................... 5,615 873
Taylor Morrison Home Corp. , Class A (a) ...................................... 1,721 113
The Buckle, Inc. ........................................................ 2,109 113
The TJX Cos., Inc. ...................................................... 5,441 880
Toll Brothers, Inc. ...................................................... 1,743 274
Tri Pointe Homes, Inc. (a) ................................................. 2,576 119
Ulta Beauty, Inc. (a) ..................................................... 1,358 930
Winmark Corp. ........................................................ 115 52
Winnebago Industries, Inc. ................................................ 646 26
13,011
Consumer Staples (2.1%):
Altria Group, Inc. ....................................................... 18,343 1,266
Cal-Maine Foods, Inc. ................................................... 1,295 113
Coca-Cola Consolidated, Inc. .............................................. 3,106 629

Victory Portfolios III
Victory Cornerstone Aggressive Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Dole PLC ............................................................ 2,230 $ 36
Dollar General Corp. .................................................... 6,239 975
Edgewell Personal Care Co. ............................................... 3,259 74
Ingredion, Inc. ......................................................... 2,525 296
Interparfums, Inc. ....................................................... 586 59
Monster Beverage Corp. (a) ................................................ 9,536 813
Niagen Bioscience, Inc. (a) ................................................ 11,267 57
Philip Morris International, Inc. ............................................. 7,637 1,427
Sprouts Farmers Market, Inc. (a) ............................................ 282 21
Sysco Corp. ........................................................... 10,948 998
The Kroger Co. ........................................................ 2,507 171
U.S. Foods Holding Corp. (a) ............................................... 8,397 811
Walmart, Inc. .......................................................... 14,832 1,898
9,644
Energy (0.8%):
Cactus, Inc. , Class A ..................................................... 1,478 80
Core Natural Resources, Inc. ............................................... 418 34
Coterra Energy, Inc. ..................................................... 1,086 33
Diversified Energy Co. ................................................... 4,909 68
EOG Resources, Inc. .................................................... 7,043 874
Halliburton Co. ........................................................ 20,841 750
Magnolia Oil & Gas Corp. , Class A .......................................... 2,977 83
Marathon Petroleum Corp. ................................................ 504 100
Matador Resources Co. ................................................... 1,267 65
Murphy Oil Corp. ...................................................... 2,084 69
Ranger Energy Services, Inc. , Class A ........................................ 2,093 37
Scorpio Tankers, Inc. .................................................... 1,801 142
SM Energy Co. ........................................................ 4,076 94
TechnipFMC PLC ...................................................... 15,418 1,022
Teekay Corp. Ltd. ...................................................... 2,848 37
Teekay Tankers Ltd. , Class A ............................................... 1,784 140
Tidewater, Inc. (a) ....................................................... 1,426 113
3,741
Financials (5.2%):
Acadian Asset Management, Inc. ............................................ 2,090 113
Affiliated Managers Group, Inc. ............................................ 1,449 444
Amalgamated Financial Corp. .............................................. 3,430 132
American Express Co. ................................................... 2,620 809
Ameriprise Financial, Inc. ................................................. 2,361 1,110
Apollo Commercial Real Estate Finance, Inc. ................................... 2,571 27
Artisan Partners Asset Management, Inc. , Class A ................................ 2,722 110
Atlanticus Holdings Corp. (a) ............................................... 465 24
Axis Capital Holdings Ltd. ................................................ 1,584 167
BancFirst Corp. ........................................................ 711 78
Bread Financial Holdings, Inc. ............................................. 1,657 117
Capital One Financial Corp. ............................................... 3,964 776
Cathay General Bancorp .................................................. 1,990 99
Cincinnati Financial Corp. ................................................ 3,730 612
Coastal Financial Corp. (a) ................................................ 1,088 81
Cohen & Steers, Inc. .................................................... 950 64
Dime Community Bancshares, Inc. .......................................... 1,464 47
Donnelley Financial Solutions, Inc. (a) ........................................ 660 33
Enova International, Inc. (a) ................................................ 1,081 150
Essent Group Ltd. ...................................................... 1,895 115
F&G Annuities & Life, Inc. ................................................ 643 15
Fidelity National Financial, Inc. ............................................ 4,982 263
First Bancorp Puerto Rico ................................................. 6,378 135
First Financial Bancorp ................................................... 2,251 63
Franklin BSP Realty Trust, Inc. ............................................. 2,961 27
Hamilton Insurance Group Ltd. , Class B (a) .................................... 3,719 117
Hancock Whitney Corp. .................................................. 1,007 66
Interactive Brokers Group, Inc. , Class A ....................................... 13,798 982

Victory Portfolios III
Victory Cornerstone Aggressive Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
International Bancshares Corp. ............................................. 1,982 $ 133
Jackson Financial, Inc. , Class A ............................................. 1,100 120
JPMorgan Chase & Co. .................................................. 8,769 2,633
Ladder Capital Corp. , Class A .............................................. 3,254 34
Live Oak Bancshares, Inc. ................................................ 1,338 49
MFA Financial, Inc. ..................................................... 2,413 24
Northeast Community Bancorp, Inc. ......................................... 1,163 28
NU Holdings Ltd. , Class A (a) .............................................. 42,740 640
OFG Bancorp ......................................................... 2,846 114
Old Second Bancorp, Inc. ................................................. 3,198 63
PayPal Holdings, Inc. .................................................... 22,740 1,051
PJT Partners, Inc. , Class A ................................................ 744 110
Popular, Inc. .......................................................... 4,554 616
Skyward Specialty Insurance Group, Inc. (a) .................................... 2,880 134
Synchrony Financial ..................................................... 15,000 1,037
The Allstate Corp. ...................................................... 7,601 1,631
The Bancorp, Inc. (a) ..................................................... 1,767 93
The Bank of New York Mellon Corp. ......................................... 1,974 235
The Bank of NT Butterfield & Son Ltd. ....................................... 2,142 109
The Charles Schwab Corp. ................................................ 9,677 921
The Goldman Sachs Group, Inc. ............................................ 1,791 1,540
The Hartford Insurance Group, Inc. .......................................... 6,441 907
The PNC Financial Services Group, Inc. ...................................... 5,631 1,196
The Progressive Corp. ................................................... 4,423 945
The Travelers Cos., Inc. .................................................. 2,979 919
Universal Insurance Holdings, Inc. .......................................... 3,865 136
W.R. Berkley Corp. ..................................................... 712 51
Wells Fargo & Co. ...................................................... 16,769 1,366
World Acceptance Corp. (a) ................................................ 635 86
23,697
Health Care (3.9%):
AbbVie, Inc. .......................................................... 7,903 1,834
ACADIA Pharmaceuticals, Inc. (a) ........................................... 79 2
AdaptHealth Corp. , Class A (a) ............................................. 7,392 68
AnaptysBio, Inc. (a) ..................................................... 302 17
Annexon, Inc. (a) ....................................................... 3,561 20
Arcutis Biotherapeutics, Inc. (a) ............................................. 1,671 45
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 1,079 68
Avanos Medical, Inc. (a) .................................................. 2,848 40
Beam Therapeutics, Inc. (a) ................................................ 795 23
Bridgebio Pharma, Inc. (a) ................................................. 1,280 85
Bristol-Myers Squibb Co. ................................................. 17,322 1,080
Cardinal Health, Inc. .................................................... 5,111 1,172
Celcuity, Inc. (a) (b) ...................................................... 425 48
Celldex Therapeutics, Inc. (a) ............................................... 778 23
Cencora, Inc. .......................................................... 2,746 1,022
Cogent Biosciences, Inc. (a) ................................................ 1,430 56
Corcept Therapeutics, Inc. (a) .............................................. 549 20
CorVel Corp. (a) ........................................................ 1,519 78
Crinetics Pharmaceuticals, Inc. (a) ........................................... 807 33
CVS Health Corp. ...................................................... 11,490 918
Dianthus Therapeutics, Inc. (a) .............................................. 429 24
Erasca, Inc. (a) ......................................................... 2,123 29
Exelixis, Inc. (a) ........................................................ 16,093 709
Gilead Sciences, Inc. .................................................... 8,321 1,239
GRAIL, Inc. (a) ........................................................ 438 23
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,983 57
Immunome, Inc. (a) (b) ................................................... 1,436 31
Inhibrx Biosciences, Inc. (a) ................................................ 357 26
Innoviva, Inc. (a) ....................................................... 3,134 72
Insmed, Inc. (a) ......................................................... 187 28
Integra LifeSciences Holdings Corp. (a) ....................................... 7,365 84
Intellia Therapeutics, Inc. (a) (b) ............................................. 1,492 21

Victory Portfolios III
Victory Cornerstone Aggressive Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
iRadimed Corp. ........................................................ 897 $ 93
Johnson & Johnson ..................................................... 8,491 2,109
Kodiak Sciences, Inc. (a) .................................................. 1,077 29
Kymera Therapeutics, Inc. (a) .............................................. 540 49
Lantheus Holdings, Inc. (a) ................................................ 1,427 107
Madrigal Pharmaceuticals, Inc. (a) ........................................... 118 51
McKesson Corp. ....................................................... 1,381 1,364
Merck & Co., Inc. ...................................................... 13,577 1,681
Mineralys Therapeutics, Inc. (a) ............................................. 1,026 30
Mirum Pharmaceuticals, Inc. (a) ............................................. 334 31
Monte Rosa Therapeutics, Inc. (a) ........................................... 978 17
Novavax, Inc. (a) ....................................................... 366 4
Nurix Therapeutics, Inc. (a) ................................................ 1,667 27
Olema Pharmaceuticals, Inc. (a) ............................................. 945 23
Option Care Health, Inc. (a) ................................................ 2,928 95
Pacira BioSciences, Inc. (a) ................................................ 3,706 81
Palvella Therapeutics, Inc. (a) .............................................. 417 56
Pediatrix Medical Group, Inc. (a) ............................................ 3,969 79
Praxis Precision Medicines, Inc. (a) .......................................... 181 61
Precigen, Inc. (a) (b) ..................................................... 6,402 24
Progyny, Inc. (a) ........................................................ 4,241 75
Protagonist Therapeutics, Inc. (a) ............................................ 378 35
PTC Therapeutics, Inc. (a) ................................................. 314 21
Relay Therapeutics, Inc. (a) ................................................ 2,655 27
Rhythm Pharmaceuticals, Inc. (a) ............................................ 514 48
Royalty Pharma PLC , Class A .............................................. 19,144 885
Scholar Rock Holding Corp. (a) ............................................. 532 24
SIGA Technologies, Inc. .................................................. 14,275 92
Stoke Therapeutics, Inc. (a) ................................................ 1,061 39
Syndax Pharmaceuticals, Inc. (a) ............................................ 1,127 24
Tango Therapeutics, Inc. (a) (b) .............................................. 1,646 18
Taysha Gene Therapies, Inc. (a) ............................................. 6,613 30
Tenet Healthcare Corp. (a) ................................................. 3,610 864
The Cigna Group ....................................................... 636 184
Travere Therapeutics, Inc. (a) ............................................... 708 21
Universal Health Services, Inc. , Class B ....................................... 1,406 290
Upstream Bio, Inc. (a) (b) .................................................. 900 7
Vera Therapeutics, Inc. , Class A (a) .......................................... 568 23
Viridian Therapeutics, Inc. (a) .............................................. 932 27
17,740
Industrials (3.4%):
ACCO Brands Corp. .................................................... 15,832 64
Allison Transmission Holdings, Inc. ......................................... 2,197 275
Apogee Enterprises, Inc. .................................................. 1,538 61
Applied Industrial Technologies, Inc. ......................................... 162 46
Argan, Inc. ........................................................... 385 174
Atkore, Inc. ........................................................... 1,508 98
Automatic Data Processing, Inc. ............................................ 3,908 838
Boise Cascade Co. ...................................................... 617 51
Caterpillar, Inc. ........................................................ 1,386 1,030
Columbus McKinnon Corp. ............................................... 3,395 64
Comfort Systems USA, Inc. ............................................... 837 1,196
Costamare, Inc. ........................................................ 3,387 60
Cummins, Inc. ......................................................... 1,772 1,035
Delta Air Lines, Inc. ..................................................... 16,136 1,060
Deluxe Corp. .......................................................... 4,489 125
DNOW, Inc. (a) ........................................................ 6,458 76
EMCOR Group, Inc. .................................................... 1,302 943
Exponent, Inc. ......................................................... 1,130 82
Ferguson Enterprises, Inc. ................................................. 2,806 732
GE Vernova, Inc. ....................................................... 1,580 1,380
Griffon Corp. .......................................................... 1,176 100
Huron Consulting Group, Inc. (a) ............................................ 601 85

Victory Portfolios III
Victory Cornerstone Aggressive Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Janus International Group, Inc. (a) ........................................... 9,192 $ 64
Kforce, Inc. ........................................................... 2,428 66
Korn Ferry ........................................................... 1,040 65
Legalzoom.com, Inc. (a) .................................................. 11,987 84
Leidos Holdings, Inc. .................................................... 5,519 966
Liquidity Services, Inc. (a) ................................................. 3,014 95
Lockheed Martin Corp. ................................................... 1,677 1,104
Masterbrand, Inc. (a) ..................................................... 3,172 32
Matson, Inc. .......................................................... 274 46
Maximus, Inc. ......................................................... 1,154 87
Mueller Industries, Inc. ................................................... 6,575 776
Power Solutions International, Inc. (a) ........................................ 1,205 101
Resideo Technologies, Inc. (a) .............................................. 1,120 43
SkyWest, Inc. (a) ........................................................ 686 71
Sterling Infrastructure, Inc. (a) .............................................. 490 210
Terex Corp. ........................................................... 2,441 168
TriNet Group, Inc. ...................................................... 2,297 87
Uber Technologies, Inc. (a) ................................................ 15,624 1,178
United Airlines Holdings, Inc. (a) ............................................ 8,737 929
Wabash National Corp. ................................................... 2,513 26
15,773
Information Technology (10.8%):
A10 Networks, Inc. ..................................................... 2,486 48
Adeia, Inc. ............................................................ 6,522 135
Adobe, Inc. (a) ......................................................... 3,900 1,023
Amphenol Corp. , Class A ................................................. 8,288 1,211
Apple, Inc. ........................................................... 40,232 10,628
Arista Networks, Inc. (a) .................................................. 7,012 936
ASGN, Inc. (a) ......................................................... 1,846 79
Belden, Inc. ........................................................... 559 80
Benchmark Electronics, Inc. ............................................... 996 58
Box, Inc. , Class A (a) .................................................... 3,666 86
Cisco Systems, Inc. ..................................................... 18,761 1,491
Clear Secure, Inc. , Class A ................................................ 3,220 157
Cognizant Technology Solutions Corp. , Class A ................................. 10,895 702
Commvault Systems, Inc. (a) ............................................... 1,192 101
Consensus Cloud Solutions, Inc. (a) .......................................... 2,693 81
Diodes, Inc. (a) ......................................................... 1,928 132
Dropbox, Inc. , Class A (a) ................................................. 36,823 920
Extreme Networks, Inc. (a) ................................................ 5,943 83
Flex Ltd. (a) ........................................................... 10,315 650
Gen Digital, Inc. ....................................................... 1,432 32
GoDaddy, Inc. , Class A (a) ................................................. 8,530 743
Insight Enterprises, Inc. (a) ................................................ 1,181 99
InterDigital, Inc. ....................................................... 389 143
International Business Machines Corp. ........................................ 4,737 1,138
Jabil, Inc. ............................................................ 3,084 817
KLA Corp. ........................................................... 705 1,075
Knowles Corp. (a) ....................................................... 2,141 58
Kulicke & Soffa Industries, Inc. ............................................. 798 56
Lam Research Corp. ..................................................... 6,626 1,550
LiveRamp Holdings, Inc. (a) ............................................... 3,058 83
Microsoft Corp. ........................................................ 21,799 8,561
Napco Security Technologies, Inc. ........................................... 1,785 83
NetApp, Inc. .......................................................... 7,141 707
NetScout Systems, Inc. (a) ................................................. 3,279 96
NVIDIA Corp. ......................................................... 65,494 11,605
PagerDuty, Inc. (a) ...................................................... 11,586 82
Palantir Technologies, Inc. , Class A (a) ........................................ 11,067 1,518
Photronics, Inc. (a) ...................................................... 3,836 144
QUALCOMM, Inc. ..................................................... 7,789 1,109
Qualys, Inc. (a) ......................................................... 776 72
Salesforce, Inc. ........................................................ 5,382 1,048

Victory Portfolios III
Victory Cornerstone Aggressive Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sanmina Corp. (a) ....................................................... 451 $ 70
ScanSource, Inc. (a) ..................................................... 1,924 71
VeriSign, Inc. .......................................................... 480 109
Vishay Intertechnology, Inc. ............................................... 2,273 43
Zoom Communications, Inc. , Class A (a) ...................................... 778 57
49,770
Materials (1.2%):
AdvanSix, Inc. ......................................................... 3,516 63
Cabot Corp. ........................................................... 940 71
CF Industries Holdings, Inc. ............................................... 8,733 869
Commercial Metals Co. .................................................. 1,014 74
CRH PLC ............................................................ 7,009 841
Hawkins, Inc. ......................................................... 770 115
Newmont Corp. ........................................................ 10,503 1,365
Nucor Corp. ........................................................... 3,899 690
O-I Glass, Inc. (a) ....................................................... 6,030 81
Reliance, Inc. .......................................................... 398 126
Steel Dynamics, Inc. ..................................................... 4,148 801
SunCoke Energy, Inc. .................................................... 9,456 54
Sylvamo Corp. ......................................................... 1,272 59
United States Lime & Minerals, Inc. ......................................... 604 69
5,278
Real Estate (0.2%):
Acadia Realty Trust (b) ................................................... 1,301 27
American Healthcare REIT, Inc. ............................................ 1,927 101
Apple Hospitality REIT, Inc. ............................................... 2,447 30
Broadstone Net Lease, Inc. , Class A .......................................... 2,662 52
CareTrust REIT, Inc. .................................................... 1,951 79
Compass, Inc. , Class A (a) ................................................. 5,381 52
Cushman & Wakefield Ltd. (a) .............................................. 2,282 31
Diversified Healthcare Trust ............................................... 5,712 39
Douglas Emmett, Inc. .................................................... 1,533 15
Essential Properties Realty Trust, Inc. ........................................ 1,141 39
National Health Investors, Inc. ............................................. 426 36
Newmark Group, Inc. , Class A ............................................. 2,351 34
Phillips Edison & Co., Inc. ................................................ 747 29
Ryman Hospitality Properties, Inc. ........................................... 370 36
Sabra Health Care REIT, Inc. .............................................. 2,173 45
SL Green Realty Corp. ................................................... 588 22
Tanger, Inc. ........................................................... 803 30
Terreno Realty Corp. .................................................... 583 38
The Macerich Co. ...................................................... 2,734 56
Urban Edge Properties ................................................... 1,674 35
826
Utilities (0.7%):
Avista Corp. .......................................................... 2,344 95
Black Hills Corp. ....................................................... 2,147 158
Consolidated Water Co. Ltd. ............................................... 770 29
Edison International ..................................................... 11,239 840
Genie Energy Ltd. , Class B ................................................ 2,560 37
Hallador Energy Co. (a) ................................................... 4,483 82
MGE Energy, Inc. ...................................................... 206 17
National Fuel Gas Co. ................................................... 2,559 233
NRG Energy, Inc. ....................................................... 5,500 984
Spire, Inc. ............................................................ 895 82
Talen Energy Corp. (a) ................................................... 1,993 739
Unitil Corp. ........................................................... 670 35
3,331
Total Common Stocks (Cost $116,749)
a
a
a
155,691

Victory Portfolios III
Victory Cornerstone Aggressive Fund
8
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (43.5%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 45,600 $ 1,145
Invesco RAFI Emerging Markets ETF ........................................ 202,529 5,774
iShares Core MSCI EAFE ETF ............................................. 74,183 7,294
iShares Core S&P 500 ETF ................................................ 34,390 23,708
iShares Core S&P Small-Cap ETF ........................................... 44,955 5,831
iShares Core U.S. Aggregate Bond ETF ....................................... 44,516 4,514
iShares Core Universal USD Bond ETF ....................................... 113,521 5,358
iShares MSCI Canada ETF ................................................ 42,924 2,489
iShares MSCI Europe Financials ETF ........................................ 166,832 6,291
iShares MSCI International Momentum Factor ETF (b) ............................ 37,162 1,959
iShares MSCI International Quality Factor ETF ................................. 47,701 2,370
iShares MSCI Japan ETF (b) ............................................... 38,698 3,575
iShares Russell 1000 Growth ETF ........................................... 8,663 3,900
iShares Russell 1000 Value ETF ............................................ 17,701 3,992
JPMorgan BetaBuilders Canada ETF ......................................... 24,978 2,488
Schwab Fundamental Emerging Markets Equity ETF ............................. 276,770 11,154
Schwab Fundamental International Equity ETF ................................. 499,928 26,376
Schwab Fundamental International Small Equity ETF ............................. 35,056 1,771
SPDR Gold Shares (a) .................................................... 5,907 2,858
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 1,036
State Street Real Estate Select Sector SPDR ETF ................................ 65,384 2,866
Vanguard FTSE All-World ex-US ETF ........................................ 78,049 6,386
Vanguard FTSE Developed Markets ETF ...................................... 377,210 26,495
Vanguard FTSE Emerging Markets ETF ...................................... 220,674 12,821
Vanguard FTSE Europe ETF ............................................... 75,305 6,790
Vanguard Real Estate ETF ................................................ 9,925 950
Vanguard Total Bond Market ETF ........................................... 107,794 8,103
Vanguard Total Stock Market ETF ........................................... 34,738 11,768
Total Exchange-Traded Funds (Cost $141,883)
a
a
a
200,062
Affiliated Exchange-Traded Funds (22.3%)
VictoryShares Core Intermediate Bond ETF .................................... 548,471 26,338
VictoryShares Core Plus Bond ETF .......................................... 1,009,438 22,460
VictoryShares Emerging Markets Value Momentum ETF .......................... 93,130 5,667
VictoryShares Free Cash Flow Growth ETF .................................... 770,818 21,340
VictoryShares International Free Cash Flow ETF (b) .............................. 378,165 12,065
VictoryShares International Free Cash Flow Growth ETF .......................... 304,328 9,372
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,271
Total Affiliated Exchange-Traded Funds (Cost $97,600)
a
a
a
102,513
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (c) ........ 1,031,907 1,032
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 256,671 257
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 1,031,907 1,032
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 1,807,143 1,807
Total Collateral for Securities Loaned (Cost $4,128)
a
a
a
4,128
Total Investments (Cost $360,360) — 100.6% 462,394
Liabilities in excess of other assets —  (0.6)% (2,598)
NET ASSETS - 100.00% $ 459,796
At February 28, 2026, the Fund's investments in foreign securities were 28.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on February 28, 2026.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Cornerstone Conservative Fund
9
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (36.5%)
VictoryShares Core Intermediate Bond ETF .................................... 562,145 $ 26,994
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 3,385
VictoryShares Free Cash Flow ETF .......................................... 90,000 3,643
VictoryShares Free Cash Flow Growth ETF .................................... 90,000 2,492
VictoryShares International Value Momentum ETF ............................... 93,597 6,921
VictoryShares Pioneer Asset-Based Income ETF ................................. 140,000 3,510
VictoryShares Short-Term Bond ETF ......................................... 649,270 33,178
VictoryShares Small Cap Free Cash Flow ETF .................................. 44,000 1,336
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,831
VictoryShares US Value Momentum ETF (a) .................................... 35,995 3,591
VictoryShares WestEnd U.S. Sector ETF ...................................... 102,587 4,849
Total Affiliated Exchange-Traded Funds (Cost $82,909)
a
a
a
91,730
Affiliated Mutual Funds (62.7%)
Victory 500 Index Fund, Reward Shares ....................................... 137,581 11,445
Victory Core Plus Bond Fund, Institutional Shares ............................... 6,098,881 57,329
Victory Emerging Markets Fund, Institutional Shares ............................. 226 7
Victory Government Securities Fund, Institutional Shares .......................... 3,160,318 28,790
Victory High Income Fund, Institutional Shares ................................. 1,510,312 10,451
Victory Income Fund, Institutional Shares ..................................... 1,540,013 18,265
Victory Income Stock Fund, Institutional Shares ................................. 99,364 1,952
Victory International Fund, Institutional Shares .................................. 246,893 8,417
Victory Market Neutral Income Fund, Class I ................................... 1,556,231 14,053
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 77,257 4,624
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 29,235 1,923
Total Affiliated Mutual Funds (Cost $152,483)
a
a
a
157,256
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (c) ........ 7,669 7
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 7,650 8
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 7,669 8
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 7,688 8
Total Collateral for Securities Loaned (Cost $31)
a
a
a
31
Total Investments (Cost $235,423) — 99.2% 249,017
Other assets in excess of liabilities —  0.8% 2,017
NET ASSETS - 100.00% $ 251,034
At February 28, 2026, the foreign securities held by the underlying Funds were 13.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on February 28, 2026.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Cornerstone Equity Fund
10
See notes to financial statements.
l
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (45.9%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 320,458 $ 19,500
VictoryShares Free Cash Flow ETF .......................................... 521,092 21,094
VictoryShares Free Cash Flow Growth ETF .................................... 757,968 20,984
VictoryShares International Value Momentum ETF ............................... 357,611 26,444
VictoryShares Small Cap Free Cash Flow ETF .................................. 186,062 5,649
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 125,594 12,399
VictoryShares US Value Momentum ETF (a) .................................... 164,156 16,378
VictoryShares WestEnd U.S. Sector ETF ...................................... 617,787 29,201
Total Affiliated Exchange-Traded Funds (Cost $106,964)
a
a
a
151,649
Affiliated Mutual Funds (53.6%)
Victory 500 Index Fund, Reward Shares ....................................... 728,100 60,571
Victory Emerging Markets Fund, Institutional Shares ............................. 405,581 11,770
Victory Income Stock Fund, Institutional Shares ................................. 744,933 14,638
Victory International Fund, Institutional Shares .................................. 1,028,616 35,066
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 431,287 25,812
Victory Pioneer International Equity Fund, Class Y ............................... 724,242 27,224
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 35,474 2,333
Total Affiliated Mutual Funds (Cost $112,116)
a
a
a
177,414
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (b) ........ 63,906 64
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (b) ............ 63,750 64
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (b) ............... 63,906 64
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (b) . 64,063 64
Total Collateral for Securities Loaned (Cost $256)
a
a
a
256
Total Investments (Cost $219,336) — 99.6% 329,319
Other assets in excess of liabilities —  0.4% 1,172
NET ASSETS - 100.00% $ 330,491
At February 28, 2026, the foreign securities held by the underlying Funds were 37.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on February 28, 2026.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Cornerstone Moderate Fund
11
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (19.9%)
Communication Services (1.8%):
Alphabet, Inc. , Class A ................................................... 46,445 $ 14,480
Alphabet, Inc. , Class C ................................................... 4,282 1,334
Comcast Corp. , Class A .................................................. 34,512 1,068
Meta Platforms, Inc. , Class A .............................................. 867 562
Millicom International Cellular SA .......................................... 8,111 591
The New York Times Co. , Class A ........................................... 14,452 1,153
Verizon Communications, Inc. .............................................. 53,217 2,668
21,856
Consumer Discretionary (1.6%):
Amazon.com, Inc. (a) .................................................... 8,450 1,775
Aptiv PLC (a) .......................................................... 14,123 1,039
Booking Holdings, Inc. ................................................... 418 1,772
BorgWarner, Inc. ....................................................... 14,337 825
eBay, Inc. ............................................................ 14,517 1,319
Expedia Group, Inc. ..................................................... 7,155 1,543
General Motors Co. ..................................................... 25,102 1,976
Las Vegas Sands Corp. ................................................... 24,660 1,399
Lowe's Cos., Inc. ....................................................... 561 148
Lululemon Athletica, Inc. (a) ............................................... 353 65
PulteGroup, Inc. ........................................................ 10,212 1,401
Ralph Lauren Corp. , Class A ............................................... 3,914 1,419
Tapestry, Inc. .......................................................... 9,836 1,529
The TJX Cos., Inc. ...................................................... 9,532 1,541
Toll Brothers, Inc. ...................................................... 3,053 480
Ulta Beauty, Inc. (a) ..................................................... 2,378 1,629
19,860
Consumer Staples (1.3%):
Altria Group, Inc. ....................................................... 32,133 2,219
Coca-Cola Consolidated, Inc. .............................................. 5,442 1,101
Dollar General Corp. .................................................... 10,929 1,708
Ingredion, Inc. ......................................................... 4,424 520
Monster Beverage Corp. (a) ................................................ 16,705 1,425
Philip Morris International, Inc. ............................................. 13,376 2,499
Sysco Corp. ........................................................... 19,179 1,748
The Kroger Co. ........................................................ 4,392 300
U.S. Foods Holding Corp. (a) ............................................... 14,710 1,421
Walmart, Inc. .......................................................... 26,326 3,368
16,309
Energy (0.4%):
Coterra Energy, Inc. ..................................................... 1,902 58
EOG Resources, Inc. .................................................... 12,339 1,531
Halliburton Co. ........................................................ 36,511 1,314
Marathon Petroleum Corp. ................................................ 883 175
TechnipFMC PLC ...................................................... 27,005 1,791
4,869
Financials (2.9%):
Affiliated Managers Group, Inc. ............................................ 2,539 777
American Express Co. ................................................... 4,590 1,418
Ameriprise Financial, Inc. ................................................. 4,137 1,945
Axis Capital Holdings Ltd. ................................................ 2,776 293
Capital One Financial Corp. ............................................... 6,945 1,359
Cincinnati Financial Corp. ................................................ 6,534 1,071
Fidelity National Financial, Inc. ............................................ 8,729 462
Interactive Brokers Group, Inc. , Class A ....................................... 24,171 1,721
JPMorgan Chase & Co. .................................................. 15,362 4,613
NU Holdings Ltd. , Class A (a) .............................................. 74,872 1,122
PayPal Holdings, Inc. .................................................... 39,836 1,841
Popular, Inc. .......................................................... 7,978 1,080
Synchrony Financial ..................................................... 26,278 1,816

Victory Portfolios III
Victory Cornerstone Moderate Fund
12
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Allstate Corp. ...................................................... 13,314 $ 2,856
The Bank of New York Mellon Corp. ......................................... 3,458 412
The Charles Schwab Corp. ................................................ 16,952 1,614
The Goldman Sachs Group, Inc. ............................................ 3,138 2,697
The Hartford Insurance Group, Inc. .......................................... 11,284 1,589
The PNC Financial Services Group, Inc. ...................................... 9,865 2,095
The Progressive Corp. ................................................... 7,749 1,656
The Travelers Cos., Inc. .................................................. 5,218 1,610
W.R. Berkley Corp. ..................................................... 1,248 89
Wells Fargo & Co. ...................................................... 29,374 2,393
36,529
Health Care (2.2%):
AbbVie, Inc. .......................................................... 13,845 3,213
Bristol-Myers Squibb Co. ................................................. 30,343 1,893
Cardinal Health, Inc. .................................................... 8,953 2,052
Cencora, Inc. .......................................................... 4,811 1,790
CVS Health Corp. ...................................................... 20,129 1,608
Exelixis, Inc. (a) ........................................................ 28,191 1,242
Gilead Sciences, Inc. .................................................... 14,577 2,171
Johnson & Johnson ..................................................... 14,876 3,696
McKesson Corp. ....................................................... 2,419 2,388
Merck & Co., Inc. ...................................................... 23,784 2,945
Royalty Pharma PLC , Class A .............................................. 33,535 1,550
Tenet Healthcare Corp. (a) ................................................. 6,324 1,514
The Cigna Group ....................................................... 1,114 323
Universal Health Services, Inc. , Class B ....................................... 2,386 492
26,877
Industrials (1.9%):
Allison Transmission Holdings, Inc. ......................................... 3,849 482
Automatic Data Processing, Inc. ............................................ 6,846 1,468
Caterpillar, Inc. ........................................................ 2,428 1,804
Comfort Systems USA, Inc. ............................................... 1,467 2,097
Cummins, Inc. ......................................................... 3,104 1,812
Delta Air Lines, Inc. ..................................................... 28,266 1,857
EMCOR Group, Inc. .................................................... 2,281 1,653
Ferguson Enterprises, Inc. ................................................. 4,916 1,282
GE Vernova, Inc. ....................................................... 2,769 2,419
Leidos Holdings, Inc. .................................................... 9,669 1,693
Lockheed Martin Corp. ................................................... 2,939 1,934
Mueller Industries, Inc. ................................................... 10,928 1,289
Uber Technologies, Inc. (a) ................................................ 27,370 2,064
United Airlines Holdings, Inc. (a) ............................................ 15,306 1,627
23,481
Information Technology (6.7%):
Adobe, Inc. (a) ......................................................... 6,832 1,793
Amphenol Corp. , Class A ................................................. 14,519 2,121
Apple, Inc. ........................................................... 70,478 18,619
Arista Networks, Inc. (a) .................................................. 12,283 1,640
Cisco Systems, Inc. ..................................................... 32,867 2,612
Cognizant Technology Solutions Corp. , Class A ................................. 19,086 1,230
Dropbox, Inc. , Class A (a) ................................................. 64,508 1,612
Flex Ltd. (a) ........................................................... 18,068 1,139
Gen Digital, Inc. ....................................................... 2,508 56
GoDaddy, Inc. , Class A (a) ................................................. 14,943 1,302
International Business Machines Corp. ........................................ 8,299 1,993
Jabil, Inc. ............................................................ 5,402 1,431
KLA Corp. ........................................................... 1,235 1,883
Lam Research Corp. ..................................................... 11,607 2,715
Microsoft Corp. ........................................................ 38,189 14,998
NetApp, Inc. .......................................................... 12,510 1,239
NVIDIA Corp. ......................................................... 114,733 20,329
Palantir Technologies, Inc. , Class A (a) ........................................ 19,387 2,660

Victory Portfolios III
Victory Cornerstone Moderate Fund
13
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
QUALCOMM, Inc. ..................................................... 13,635 $ 1,941
Salesforce, Inc. ........................................................ 9,428 1,836
VeriSign, Inc. .......................................................... 841 192
Zoom Communications, Inc. , Class A (a) ...................................... 1,364 101
83,442
Materials (0.7%):
CF Industries Holdings, Inc. ............................................... 15,299 1,523
CRH PLC ............................................................ 12,277 1,473
Newmont Corp. ........................................................ 18,400 2,392
Nucor Corp. ........................................................... 6,830 1,208
Reliance, Inc. .......................................................... 697 220
Steel Dynamics, Inc. ..................................................... 7,267 1,404
8,220
Utilities (0.4%):
Edison International ..................................................... 19,689 1,472
National Fuel Gas Co. ................................................... 4,483 408
NRG Energy, Inc. ....................................................... 9,636 1,724
Talen Energy Corp. (a) ................................................... 3,491 1,295
4,899
Total Common Stocks (Cost $180,765)
a
a
a
246,342
Exchange-Traded Funds (40.2%)
Invesco DB Commodity Index Tracking Fund (a) (b) .............................. 114,500 2,874
Invesco RAFI Developed Markets ex-US ETF (b) ................................ 147,377 11,223
Invesco RAFI Emerging Markets ETF ........................................ 394,365 11,243
iShares 0-5 Year TIPS Bond ETF ............................................ 33,552 3,467
iShares 20+ Year Treasury Bond ETF ......................................... 83,249 7,561
iShares 7-10 Year Treasury Bond ETF (b) ...................................... 90,863 8,904
iShares Core MSCI Emerging Markets ETF .................................... 98,418 7,555
iShares Core S&P 500 ETF ................................................ 41,367 28,518
iShares Core S&P Small-Cap ETF (b) ......................................... 298,111 38,665
iShares Core U.S. Aggregate Bond ETF ....................................... 529,064 53,647
iShares Core Universal USD Bond ETF (b) ..................................... 625,422 29,520
iShares MSCI Canada ETF ................................................ 163,024 9,452
iShares MSCI Europe Financials ETF ........................................ 382,168 14,412
iShares MSCI Japan ETF (b) ............................................... 67,755 6,258
JPMorgan BetaBuilders Canada ETF ......................................... 70,838 7,057
Schwab Fundamental Emerging Markets Equity ETF ............................. 475,785 19,174
Schwab Fundamental International Equity ETF ................................. 684,425 36,110
Schwab Fundamental International Small Equity ETF ............................. 130,046 6,571
SPDR Gold Shares (a) .................................................... 30,701 14,852
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 2,416
State Street Real Estate Select Sector SPDR ETF ................................ 114,541 5,021
Vanguard FTSE All-World ex-US ETF ........................................ 222,547 18,209
Vanguard FTSE Developed Markets ETF ...................................... 496,885 34,901
Vanguard FTSE Emerging Markets ETF ...................................... 229,178 13,315
Vanguard FTSE Europe ETF ............................................... 131,155 11,826
Vanguard Mortgage-Backed Securities ETF .................................... 220,865 10,571
Vanguard Real Estate ETF ................................................ 29,000 2,775
Vanguard S&P 500 ETF .................................................. 1 1
Vanguard Short-Term Corporate Bond ETF (b) .................................. 91,596 7,346
Vanguard Total Bond Market ETF ........................................... 528,988 39,764
Vanguard Total Stock Market ETF ........................................... 103,732 35,141
Total Exchange-Traded Funds (Cost $390,101)
a
a
a
498,349
Affiliated Exchange-Traded Funds (39.6%)
VictoryShares Core Intermediate Bond ETF .................................... 4,534,400 217,743
VictoryShares Core Plus Bond ETF (b) ........................................ 6,385,380 142,075
VictoryShares Emerging Markets Value Momentum ETF .......................... 161,904 9,852
VictoryShares Free Cash Flow Growth ETF .................................... 1,408,986 39,008
VictoryShares International Free Cash Flow ETF (b) .............................. 986,826 31,486

Victory Portfolios III
Victory Cornerstone Moderate Fund
14
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
VictoryShares International Free Cash Flow Growth ETF .......................... 990,609 $ 30,506
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,566
Total Affiliated Exchange-Traded Funds (Cost $503,355)
a
a
a
491,236
Collateral for Securities Loaned (2.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (c) ........ 9,125,202 9,126
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 3,888,193 3,888
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 9,125,202 9,125
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 14,362,211 14,362
Total Collateral for Securities Loaned (Cost $36,501)
a
a
a
36,501
Total Investments (Cost $1,110,722) — 102.6% 1,272,428
Liabilities in excess of other assets —  (2.6)% (32,055)
NET ASSETS - 100.00% $ 1,240,373
At February 28, 2026, the Fund's investments in foreign securities were 17.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on February 28, 2026.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
15
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (26.6%)
Communication Services (2.2%):
Alphabet, Inc. , Class A ................................................... 137,052 $ 42,727
Alphabet, Inc. , Class C ................................................... 12,109 3,771
Cargurus, Inc. , Class A (a) ................................................. 6,105 188
Comcast Corp. , Class A .................................................. 110,756 3,429
Fox Corp. , Class A ...................................................... 3,623 204
Gray Media, Inc. ....................................................... 25,229 131
IDT Corp. , Class B ...................................................... 3,525 180
Meta Platforms, Inc. , Class A .............................................. 2,560 1,659
Millicom International Cellular SA .......................................... 23,936 1,745
The New York Times Co. , Class A ........................................... 42,646 3,403
Verizon Communications, Inc. .............................................. 167,548 8,401
Versant Media Group, Inc. (a) .............................................. 912 30
Yelp, Inc. , Class A (a) .................................................... 7,595 169
Ziff Davis, Inc. (a) ....................................................... 6,346 172
66,209
Consumer Discretionary (2.2%):
Academy Sports & Outdoors, Inc. ........................................... 6,323 380
Amazon.com, Inc. (a) .................................................... 24,935 5,236
Aptiv PLC (a) .......................................................... 41,676 3,065
Booking Holdings, Inc. ................................................... 1,235 5,236
BorgWarner, Inc. ....................................................... 50,142 2,887
Cricut, Inc. , Class A (b) ................................................... 34,500 148
D.R. Horton, Inc. ....................................................... 3,230 518
eBay, Inc. ............................................................ 47,777 4,341
Expedia Group, Inc. ..................................................... 22,013 4,748
Ford Motor Co. ........................................................ 54,658 770
Frontdoor, Inc. (a) ....................................................... 3,544 243
Garrett Motion, Inc. ..................................................... 6,121 125
General Motors Co. ..................................................... 74,073 5,830
G-III Apparel Group Ltd. ................................................. 8,820 270
Hamilton Beach Brands Holding Co. , Class A ................................... 6,837 130
JAKKS Pacific, Inc. ..................................................... 9,762 213
KB Home ............................................................ 3,589 228
Kontoor Brands, Inc. .................................................... 2,916 190
Las Vegas Sands Corp. ................................................... 72,768 4,127
Lowe's Cos., Inc. ....................................................... 1,655 438
Lululemon Athletica, Inc. (a) ............................................... 1,043 193
M/I Homes, Inc. (a) ...................................................... 1,498 213
Mohawk Industries, Inc. (a) ................................................ 1,065 133
Monarch Casino & Resort, Inc. ............................................. 1,839 177
Nathan's Famous, Inc. .................................................... 981 99
Perdoceo Education Corp. ................................................. 4,520 151
Phinia, Inc. ........................................................... 4,030 293
PulteGroup, Inc. ........................................................ 30,134 4,134
Ralph Lauren Corp. , Class A ............................................... 11,551 4,188
Signet Jewelers Ltd. ..................................................... 5,154 496
Steven Madden Ltd. ..................................................... 5,818 210
Tapestry, Inc. .......................................................... 29,025 4,513
Taylor Morrison Home Corp. , Class A (a) ...................................... 6,675 440
The Buckle, Inc. ........................................................ 5,081 272
The TJX Cos., Inc. ...................................................... 28,127 4,547
Toll Brothers, Inc. ...................................................... 9,010 1,417
Tri Pointe Homes, Inc. (a) ................................................. 9,298 431
Ulta Beauty, Inc. (a) ..................................................... 7,020 4,807
Winmark Corp. ........................................................ 562 256
Winnebago Industries, Inc. ................................................ 4,775 191
66,284
Consumer Staples (1.7%):
Altria Group, Inc. ....................................................... 94,820 6,546
Cal-Maine Foods, Inc. ................................................... 3,814 332

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
16
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Coca-Cola Consolidated, Inc. .............................................. 16,059 $ 3,250
Constellation Brands, Inc. , Class A .......................................... 403 64
Dole PLC ............................................................ 14,562 234
Dollar General Corp. .................................................... 32,251 5,039
Edgewell Personal Care Co. ............................................... 6,876 156
Ingredion, Inc. ......................................................... 13,056 1,534
Interparfums, Inc. ....................................................... 1,385 140
Monster Beverage Corp. (a) ................................................ 49,295 4,205
Niagen Bioscience, Inc. (a) ................................................ 24,823 125
Nu Skin Enterprises, Inc. , Class A ........................................... 14,111 120
Philip Morris International, Inc. ............................................. 38,625 7,216
Sprouts Farmers Market, Inc. (a) ............................................ 3,507 259
Sysco Corp. ........................................................... 56,594 5,159
Target Corp. .......................................................... 5,032 573
The Andersons, Inc. ..................................................... 4,587 299
The Campbell's Company ................................................. 7,167 193
The Kraft Heinz Co. ..................................................... 17,615 433
The Kroger Co. ........................................................ 12,960 884
The Vita Coco Co., Inc. (a) ................................................ 3,937 229
Tyson Foods, Inc. , Class A ................................................ 4,362 283
U.S. Foods Holding Corp. (a) ............................................... 43,408 4,194
Walmart, Inc. .......................................................... 77,691 9,941
51,408
Energy (0.7%):
Cactus, Inc. , Class A ..................................................... 6,446 348
ConocoPhillips Co. ..................................................... 7,999 908
Coterra Energy, Inc. ..................................................... 35,310 1,080
Crescent Energy Co. , Class A .............................................. 21,077 246
Energy Services of America Corp. ........................................... 10,459 163
EOG Resources, Inc. .................................................... 36,410 4,518
Evolution Petroleum Corp. ................................................ 33,896 152
Exxon Mobil Corp. ..................................................... 7,654 1,167
Halliburton Co. ........................................................ 107,737 3,879
Marathon Petroleum Corp. ................................................ 2,607 517
Matador Resources Co. ................................................... 2,642 136
Murphy Oil Corp. ...................................................... 6,614 219
Northern Oil & Gas, Inc. .................................................. 11,305 312
Range Resources Corp. ................................................... 4,201 173
Ranger Energy Services, Inc. , Class A ........................................ 13,749 239
REX American Resources Corp. (a) .......................................... 4,436 158
Riley Exploration Permian, Inc. ............................................. 12,585 363
RPC, Inc. ............................................................ 34,131 198
Scorpio Tankers, Inc. .................................................... 2,091 165
SM Energy Co. ........................................................ 8,306 192
TechnipFMC PLC ...................................................... 75,266 4,991
Teekay Tankers Ltd. , Class A ............................................... 4,884 382
20,506
Financials (4.2%):
1st Source Corp. ....................................................... 5,620 377
Acadian Asset Management, Inc. ............................................ 4,635 250
Adamas Trust, Inc. ...................................................... 18,440 152
Affiliated Managers Group, Inc. ............................................ 7,493 2,294
American Express Co. ................................................... 13,545 4,184
American International Group, Inc. .......................................... 7,257 584
Ameriprise Financial, Inc. ................................................. 12,208 5,739
Apollo Commercial Real Estate Finance, Inc. ................................... 13,621 144
Artisan Partners Asset Management, Inc. , Class A ................................ 5,799 234
Atlanticus Holdings Corp. (a) ............................................... 2,081 109
Axis Capital Holdings Ltd. ................................................ 5,356 566
Bank of America Corp. ................................................... 18,192 906
Blackstone Mortgage Trust, Inc. , Class A ...................................... 10,741 206
Bread Financial Holdings, Inc. ............................................. 6,430 456

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
17
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Capital One Financial Corp. ............................................... 20,415 $ 3,994
Cathay General Bancorp .................................................. 7,575 377
Chimera Investment Corp. ................................................ 11,500 156
Cincinnati Financial Corp. ................................................ 19,283 3,162
Citizens Financial Group, Inc. .............................................. 5,881 354
CNB Financial Corp. .................................................... 8,737 245
CNO Financial Group, Inc. ................................................ 3,152 132
Cohen & Steers, Inc. .................................................... 1,874 125
Corebridge Financial, Inc. ................................................. 7,391 191
CVB Financial Corp. .................................................... 10,660 205
Dime Community Bancshares, Inc. .......................................... 7,585 245
Enova International, Inc. (a) ................................................ 1,749 243
Essent Group Ltd. ...................................................... 3,547 216
F&G Annuities & Life, Inc. ................................................ 3,339 76
Fidelity National Financial, Inc. ............................................ 25,757 1,362
First Bancorp Puerto Rico ................................................. 21,237 449
First Financial Bancorp ................................................... 13,737 386
Hamilton Insurance Group Ltd. , Class B (a) .................................... 8,159 258
Hanmi Financial Corp. ................................................... 7,979 208
Hope Bancorp, Inc. ..................................................... 20,098 226
Interactive Brokers Group, Inc. , Class A ....................................... 63,519 4,522
International Bancshares Corp. ............................................. 6,249 419
Jackson Financial, Inc. , Class A ............................................. 4,435 486
JPMorgan Chase & Co. .................................................. 46,337 13,915
Ladder Capital Corp. , Class A .............................................. 14,508 150
Live Oak Bancshares, Inc. ................................................ 5,070 184
Morgan Stanley ........................................................ 5,301 883
Northeast Community Bancorp, Inc. ......................................... 12,352 299
Northern Trust Corp. .................................................... 5,106 731
NU Holdings Ltd. , Class A (a) .............................................. 220,934 3,310
OFG Bancorp ......................................................... 9,207 369
Old Second Bancorp, Inc. ................................................. 11,902 234
Pathward Financial, Inc. .................................................. 2,677 243
PayPal Holdings, Inc. .................................................... 117,550 5,432
PJT Partners, Inc. , Class A ................................................ 1,392 206
Popular, Inc. .......................................................... 23,542 3,187
PROG Holdings, Inc. .................................................... 3,226 114
Prudential Financial, Inc. ................................................. 2,588 255
QCR Holdings, Inc. ..................................................... 2,930 253
Regional Management Corp. ............................................... 3,980 127
Selective Insurance Group, Inc. ............................................. 2,226 187
Simmons First National Corp. , Class A ....................................... 11,118 221
Skyward Specialty Insurance Group, Inc. (a) .................................... 5,711 265
State Street Corp. ....................................................... 6,835 879
Synchrony Financial ..................................................... 77,542 5,359
T. Rowe Price Group, Inc. ................................................. 1,770 167
The Allstate Corp. ...................................................... 39,293 8,429
The Bancorp, Inc. (a) ..................................................... 4,158 218
The Bank of New York Mellon Corp. ......................................... 10,205 1,215
The Bank of NT Butterfield & Son Ltd. ....................................... 9,670 491
The Charles Schwab Corp. ................................................ 50,023 4,762
The Goldman Sachs Group, Inc. ............................................ 9,260 7,960
The Hartford Insurance Group, Inc. .......................................... 33,299 4,689
The PNC Financial Services Group, Inc. ...................................... 29,113 6,182
The Progressive Corp. ................................................... 22,867 4,886
The Travelers Cos., Inc. .................................................. 15,399 4,753
TPG RE Finance Trust, Inc. ............................................... 14,190 120
Truist Financial Corp. .................................................... 14,703 725
U.S. Bancorp .......................................................... 6,169 337
Unity Bancorp, Inc. ..................................................... 4,459 237
Universal Insurance Holdings, Inc. .......................................... 8,903 313
W.R. Berkley Corp. ..................................................... 3,708 266
Wells Fargo & Co. ...................................................... 99,724 8,122

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
18
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Westamerica Bancorp .................................................... 4,321 $ 219
World Acceptance Corp. (a) ................................................ 1,546 208
125,340
Health Care (2.9%):
AbbVie, Inc. .......................................................... 40,858 9,482
AdaptHealth Corp. , Class A (a) ............................................. 20,739 190
AMN Healthcare Services, Inc. (a) ........................................... 8,306 162
Amphastar Pharmaceuticals, Inc. (a) .......................................... 5,430 110
Baxter International, Inc. (b) ............................................... 8,761 178
Biogen, Inc. (a) ......................................................... 2,663 511
Bristol-Myers Squibb Co. ................................................. 99,364 6,197
Cardinal Health, Inc. .................................................... 26,420 6,056
Cencora, Inc. .......................................................... 14,198 5,284
CorVel Corp. (a) ........................................................ 2,775 143
CVS Health Corp. ...................................................... 59,397 4,746
Exelixis, Inc. (a) ........................................................ 95,261 4,197
Gilead Sciences, Inc. .................................................... 43,014 6,407
Harmony Biosciences Holdings, Inc. (a) ....................................... 10,956 313
Innoviva, Inc. (a) ....................................................... 12,169 279
Integra LifeSciences Holdings Corp. (a) ....................................... 16,310 186
iRadimed Corp. ........................................................ 2,083 216
Johnson & Johnson ..................................................... 47,989 11,922
Lantheus Holdings, Inc. (a) ................................................ 2,877 216
McKesson Corp. ....................................................... 7,140 7,050
Medtronic PLC ........................................................ 6,114 597
Merck & Co., Inc. ...................................................... 70,190 8,691
Pacira BioSciences, Inc. (a) ................................................ 5,842 128
Pediatrix Medical Group, Inc. (a) ............................................ 10,163 202
Progyny, Inc. (a) ........................................................ 9,865 174
Royalty Pharma PLC , Class A .............................................. 98,966 4,573
Sanofi SA , ADR ........................................................ 12,069 587
Select Medical Holdings Corp. ............................................. 21,287 319
SIGA Technologies, Inc. .................................................. 23,660 153
Tenet Healthcare Corp. (a) ................................................. 18,662 4,467
The Cigna Group ....................................................... 3,289 953
Universal Health Services, Inc. , Class B ....................................... 6,159 1,269
Zimmer Biomet Holdings, Inc. ............................................. 6,549 645
86,603
Industrials (2.7%):
3M Co. .............................................................. 4,511 746
ACCO Brands Corp. .................................................... 36,408 148
AGCO Corp. .......................................................... 1,919 262
Allison Transmission Holdings, Inc. ......................................... 11,359 1,423
Apogee Enterprises, Inc. .................................................. 5,084 202
Argan, Inc. ........................................................... 1,252 565
Automatic Data Processing, Inc. ............................................ 20,203 4,331
BlueLinx Holdings, Inc. (a) ................................................ 2,956 195
Boise Cascade Co. ...................................................... 2,611 216
Builders FirstSource, Inc. (a) ............................................... 920 96
Caterpillar, Inc. ........................................................ 7,926 5,888
Comfort Systems USA, Inc. ............................................... 4,330 6,189
Cummins, Inc. ......................................................... 9,160 5,348
Deere & Co. .......................................................... 649 409
Delta Air Lines, Inc. ..................................................... 81,819 5,375
Deluxe Corp. .......................................................... 11,371 316
Deutsche Post AG , ADR .................................................. 5,468 322
DNOW, Inc. (a) ........................................................ 25,989 306
EMCOR Group, Inc. .................................................... 6,731 4,877
Ennis, Inc. ............................................................ 9,224 195
ExlService Holdings, Inc. (a) ............................................... 2,394 75
FedEx Corp. .......................................................... 679 263
Ferguson Enterprises, Inc. ................................................. 14,508 3,783

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
19
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fortune Brands Innovations, Inc. ............................................ 5,811 $ 316
GE Vernova, Inc. ....................................................... 8,171 7,138
Genco Shipping & Trading Ltd. ............................................. 10,338 249
Griffon Corp. .......................................................... 3,497 298
Hub Group, Inc. , Class A ................................................. 5,488 236
Huron Consulting Group, Inc. (a) ............................................ 1,335 189
IES Holdings, Inc. (a) .................................................... 482 239
Korn Ferry ........................................................... 3,078 193
Legalzoom.com, Inc. (a) .................................................. 24,233 170
Leidos Holdings, Inc. .................................................... 28,532 4,996
Liquidity Services, Inc. (a) ................................................. 8,217 260
Lockheed Martin Corp. ................................................... 8,673 5,708
Masterbrand, Inc. (a) ..................................................... 18,154 184
Matson, Inc. .......................................................... 2,855 474
MillerKnoll, Inc. ....................................................... 9,786 197
Mueller Industries, Inc. ................................................... 33,873 3,996
Oshkosh Corp. ......................................................... 1,142 194
Owens Corning ........................................................ 1,301 159
Power Solutions International, Inc. (a) ........................................ 2,615 218
Resideo Technologies, Inc. (a) .............................................. 5,009 194
Sterling Infrastructure, Inc. (a) .............................................. 1,090 467
Sun Country Airlines Holdings, Inc. (a) ........................................ 20,341 400
Terex Corp. ........................................................... 9,809 675
TriNet Group, Inc. ...................................................... 2,159 82
Uber Technologies, Inc. (a) ................................................ 80,765 6,091
UFP Industries, Inc. ..................................................... 1,752 180
United Airlines Holdings, Inc. (a) ............................................ 45,166 4,801
United Parcel Service, Inc. , Class B .......................................... 8,003 928
80,762
Information Technology (8.5%):
A10 Networks, Inc. ..................................................... 11,921 230
Adeia, Inc. ............................................................ 14,887 308
Adobe, Inc. (a) ......................................................... 20,761 5,448
Amkor Technology, Inc. .................................................. 4,245 203
Amphenol Corp. , Class A ................................................. 42,843 6,258
Apple, Inc. ........................................................... 207,970 54,941
Arista Networks, Inc. (a) .................................................. 39,882 5,324
Bel Fuse, Inc. , Class B ................................................... 1,327 305
Box, Inc. , Class A (a) .................................................... 3,461 81
Cisco Systems, Inc. ..................................................... 106,557 8,467
Clear Secure, Inc. , Class A ................................................ 9,246 450
Climb Global Solutions, Inc. ............................................... 1,910 181
Cognizant Technology Solutions Corp. , Class A ................................. 56,319 3,629
Commvault Systems, Inc. (a) ............................................... 1,562 133
Consensus Cloud Solutions, Inc. (a) .......................................... 6,241 188
Daktronics, Inc. (a) ...................................................... 5,928 153
Diodes, Inc. (a) ......................................................... 4,937 337
Dropbox, Inc. , Class A (a) ................................................. 190,351 4,757
Extreme Networks, Inc. (a) ................................................ 14,670 205
Flex Ltd. (a) ........................................................... 60,792 3,831
Gen Digital, Inc. ....................................................... 7,402 167
GoDaddy, Inc. , Class A (a) ................................................. 44,095 3,843
HP, Inc. .............................................................. 10,700 203
Insight Enterprises, Inc. (a) ................................................ 1,712 143
International Business Machines Corp. ........................................ 28,969 6,959
Jabil, Inc. ............................................................ 15,943 4,225
KLA Corp. ........................................................... 3,983 6,072
Kulicke & Soffa Industries, Inc. ............................................. 3,954 276
Lam Research Corp. ..................................................... 33,320 7,793
Microsoft Corp. ........................................................ 112,689 44,257
M-Tron Industries, Inc. (a) ................................................. 2,002 127
NetApp, Inc. .......................................................... 39,973 3,958
NetScout Systems, Inc. (a) ................................................. 7,260 212

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
20
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
NVIDIA Corp. ......................................................... 338,557 $ 59,989
OneSpan, Inc. ......................................................... 12,842 142
Palantir Technologies, Inc. , Class A (a) ........................................ 57,208 7,848
PC Connection, Inc. ..................................................... 2,513 153
Photronics, Inc. (a) ...................................................... 7,783 291
QUALCOMM, Inc. ..................................................... 42,790 6,092
Qualys, Inc. (a) ......................................................... 1,843 170
Salesforce, Inc. ........................................................ 27,822 5,419
Sanmina Corp. (a) ....................................................... 1,526 237
ScanSource, Inc. (a) ..................................................... 4,576 168
The Hackett Group, Inc. .................................................. 5,557 76
VeriSign, Inc. .......................................................... 2,483 566
Vishay Intertechnology, Inc. ............................................... 12,767 239
Zoom Communications, Inc. , Class A (a) ...................................... 4,025 298
255,352
Materials (0.9%):
AdvanSix, Inc. ......................................................... 10,015 179
Cabot Corp. ........................................................... 2,073 158
CF Industries Holdings, Inc. ............................................... 45,148 4,494
Commercial Metals Co. .................................................. 2,040 150
CRH PLC ............................................................ 36,233 4,347
Graphic Packaging Holding Co. ............................................ 7,676 94
Greif, Inc. , Class A ...................................................... 3,244 236
Hawkins, Inc. ......................................................... 2,413 360
LyondellBasell Industries NV , Class A ........................................ 9,818 565
Newmont Corp. ........................................................ 54,296 7,058
Nucor Corp. ........................................................... 20,155 3,565
O-I Glass, Inc. (a) ....................................................... 13,897 186
PPG Industries, Inc. ..................................................... 3,423 422
Reliance, Inc. .......................................................... 2,058 650
Ryerson Holding Corp. ................................................... 10,401 272
Steel Dynamics, Inc. ..................................................... 21,443 4,141
SunCoke Energy, Inc. .................................................... 24,126 137
Sylvamo Corp. ......................................................... 8,338 386
The Mosaic Co. ........................................................ 9,931 276
United States Lime & Minerals, Inc. ......................................... 1,226 140
27,816
Real Estate (0.1%):
Alexander & Baldwin, Inc. ................................................ 8,905 185
American Healthcare REIT, Inc. ............................................ 5,496 287
Apartment Investment and Management Co. .................................... 21,819 96
Broadstone Net Lease, Inc. , Class A .......................................... 11,704 227
CareTrust REIT, Inc. .................................................... 8,942 363
Compass, Inc. , Class A (a) ................................................. 13,955 136
Curbline Properties Corp. ................................................. 7,549 210
Cushman & Wakefield Ltd. (a) .............................................. 13,959 187
Diversified Healthcare Trust ............................................... 30,753 208
Elme Communities ...................................................... 9,180 20
Forestar Group, Inc. (a) ................................................... 4,730 136
Global Net Lease, Inc. ................................................... 20,057 189
Host Hotels & Resorts, Inc. ................................................ 21,781 427
LTC Properties, Inc. ..................................................... 4,400 175
National Health Investors, Inc. ............................................. 2,523 212
NET Lease Office Properties ............................................... 4,022 55
Newmark Group, Inc. , Class A ............................................. 11,206 163
Peakstone Realty Trust ................................................... 9,114 190
Postal Realty Trust, Inc. , Class A (b) .......................................... 7,843 162
Sabra Health Care REIT, Inc. .............................................. 13,276 273
The St. Joe Co. ........................................................ 1,803 130
Universal Health Realty Income Trust ........................................ 3,040 133
Urban Edge Properties ................................................... 9,501 202
Whitestone REIT , Class B ................................................. 9,828 149

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
21
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xenia Hotels & Resorts, Inc. ............................................... 11,015 $ 168
4,683
Utilities (0.5%):
Black Hills Corp. ....................................................... 5,732 422
Duke Energy Corp. ...................................................... 4,579 599
Edison International ..................................................... 58,098 4,342
Eversource Energy ...................................................... 3,008 229
Genie Energy Ltd. , Class B ................................................ 13,774 200
Hawaiian Electric Industries, Inc. (a) ......................................... 22,948 356
MGE Energy, Inc. ...................................................... 2,027 166
National Fuel Gas Co. ................................................... 13,231 1,205
NRG Energy, Inc. ....................................................... 28,434 5,089
Talen Energy Corp. (a) ................................................... 10,303 3,822
16,430
Total Common Stocks (Cost $594,862)
a
a
a
801,393
Exchange-Traded Funds (37.8%)
Invesco DB Commodity Index Tracking Fund (a) (b) .............................. 256,100 6,428
Invesco RAFI Developed Markets ex-US ETF (b) ................................ 202,866 15,448
Invesco RAFI Emerging Markets ETF ........................................ 999,229 28,488
iShares 0-5 Year TIPS Bond ETF ............................................ 45,160 4,666
iShares Core MSCI Emerging Markets ETF .................................... 430,714 33,062
iShares Core S&P 500 ETF ................................................ 93,034 64,136
iShares Core S&P Small-Cap ETF (b) ......................................... 501,878 65,094
iShares Core U.S. Aggregate Bond ETF ....................................... 878,402 89,070
iShares Core Universal USD Bond ETF ....................................... 1,494,335 70,533
iShares MSCI Canada ETF ................................................ 458,159 26,564
iShares MSCI Europe Financials ETF ........................................ 809,580 30,529
iShares MSCI Japan ETF (b) ............................................... 213,639 19,734
iShares Russell 1000 Growth ETF ........................................... 14,348 6,459
iShares Russell 1000 Value ETF ............................................ 29,316 6,611
JPMorgan BetaBuilders Canada ETF ......................................... 214,272 21,346
Schwab Fundamental Emerging Markets Equity ETF (b) ........................... 1,247,141 50,260
Schwab Fundamental International Equity ETF (b) ............................... 1,968,469 103,856
Schwab Fundamental International Small Equity ETF ............................. 289,866 14,647
SPDR Gold Shares (a) .................................................... 63,646 30,789
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 7,564
State Street Real Estate Select Sector SPDR ETF ................................ 337,989 14,817
State Street SPDR S&P Biotech ETF (b) ....................................... 19,315 2,460
Vanguard FTSE All-World ex-US ETF ........................................ 545,511 44,634
Vanguard FTSE Developed Markets ETF ...................................... 1,793,020 125,942
Vanguard FTSE Emerging Markets ETF ...................................... 697,650 40,534
Vanguard FTSE Europe ETF ............................................... 418,330 37,721
Vanguard Mortgage-Backed Securities ETF .................................... 304,687 14,582
Vanguard Real Estate ETF ................................................ 53,025 5,074
Vanguard Total Bond Market ETF ........................................... 864,686 64,998
Vanguard Total Stock Market ETF ........................................... 262,548 88,943
Total Exchange-Traded Funds (Cost $851,718)
a
a
a
1,134,989
Affiliated Exchange-Traded Funds (35.3%)
VictoryShares Core Intermediate Bond ETF (b) .................................. 8,400,445 403,392
VictoryShares Core Plus Bond ETF .......................................... 13,948,716 310,359
VictoryShares Emerging Markets Value Momentum ETF .......................... 427,433 26,010
VictoryShares Free Cash Flow Growth ETF .................................... 3,667,525 101,536
VictoryShares International Free Cash Flow ETF (b) .............................. 2,332,814 74,430
VictoryShares International Free Cash Flow Growth ETF .......................... 3,046,976 93,833
VictoryShares Short-Term Bond ETF ......................................... 991,350 50,658
Total Affiliated Exchange-Traded Funds (Cost $1,068,958)
a
a
a
1,060,218

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
22
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (3.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (c) ........ 24,728,208 $ 24,728
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 10,631,361 10,632
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 24,728,208 24,728
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 38,825,054 38,825
Total Collateral for Securities Loaned (Cost $98,913)
a
a
a
98,913
Total Investments (Cost $2,614,451) — 103.0% 3,095,513
Liabilities in excess of other assets —  (3.0)% (91,115)
NET ASSETS - 100.00% $ 3,004,398
At February 28, 2026, the Fund's investments in foreign securities were 20.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on February 28, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
23
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (15.0%)
Communication Services (1.6%):
Alphabet, Inc. , Class A ................................................... 2,906 $ 906
AT&T, Inc. ........................................................... 17,438 488
Comcast Corp. , Class A .................................................. 13,016 403
Meta Platforms, Inc. , Class A .............................................. 1,317 854
Verizon Communications, Inc. .............................................. 9,354 469
3,120
Consumer Discretionary (0.7%):
Booking Holdings, Inc. ................................................... 98 415
Darden Restaurants, Inc. .................................................. 880 188
Expedia Group, Inc. ..................................................... 1,116 241
Lowe's Cos., Inc. ....................................................... 290 77
NIKE, Inc. , Class B ..................................................... 461 29
Tapestry, Inc. .......................................................... 909 141
The Home Depot, Inc. ................................................... 980 373
1,464
Consumer Staples (1.4%):
Altria Group, Inc. ....................................................... 9,411 650
Archer-Daniels-Midland Co. ............................................... 1,936 134
Kimberly-Clark Corp. .................................................... 2,434 271
PepsiCo, Inc. .......................................................... 2,322 394
Philip Morris International, Inc. ............................................. 4,458 833
Sysco Corp. ........................................................... 2,601 237
Target Corp. .......................................................... 1,584 180
2,699
Energy (0.4%):
Devon Energy Corp. ..................................................... 4,495 196
EOG Resources, Inc. .................................................... 1,090 135
Marathon Petroleum Corp. ................................................ 1,466 291
ONEOK, Inc. .......................................................... 858 71
693
Financials (1.6%):
American Express Co. ................................................... 2,158 667
Ameriprise Financial, Inc. ................................................. 736 346
Everest Group Ltd. ...................................................... 314 105
JPMorgan Chase & Co. .................................................. 2,188 657
The Goldman Sachs Group, Inc. ............................................ 1,120 963
The Progressive Corp. ................................................... 2,173 464
3,202
Health Care (1.9%):
AbbVie, Inc. .......................................................... 3,145 730
Bristol-Myers Squibb Co. ................................................. 7,438 464
Cardinal Health, Inc. .................................................... 1,775 407
CVS Health Corp. ...................................................... 3,771 301
Gilead Sciences, Inc. .................................................... 4,735 705
Merck & Co., Inc. ...................................................... 4,586 568
Pfizer, Inc. ............................................................ 17,788 492
The Cigna Group ....................................................... 315 91
3,758
Industrials (1.3%):
A.O. Smith Corp. ....................................................... 913 71
Automatic Data Processing, Inc. ............................................ 395 85
Caterpillar, Inc. ........................................................ 1,373 1,020
Cummins, Inc. ......................................................... 130 76
FedEx Corp. .......................................................... 769 298
Lockheed Martin Corp. ................................................... 380 250
Masco Corp. .......................................................... 1,609 115
Otis Worldwide Corp. .................................................... 2,305 213
Paychex, Inc. .......................................................... 158 15

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
24
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
United Parcel Service, Inc. , Class B .......................................... 3,256 $ 377
2,520
Information Technology (5.3%):
Accenture PLC , Class A .................................................. 1,657 346
Apple, Inc. ........................................................... 5,892 1,557
Applied Materials, Inc. ................................................... 2,714 1,010
Broadcom, Inc. ........................................................ 2,125 679
Cisco Systems, Inc. ..................................................... 8,871 705
Cognizant Technology Solutions Corp. , Class A ................................. 3,339 215
Dell Technologies, Inc. , Class C ............................................ 2,971 440
HP, Inc. .............................................................. 2,031 39
KLA Corp. ........................................................... 590 900
Lam Research Corp. ..................................................... 4,212 985
Microsoft Corp. ........................................................ 3,406 1,338
Monolithic Power Systems, Inc. ............................................ 16 18
NetApp, Inc. .......................................................... 1,513 150
NXP Semiconductors NV ................................................. 1,931 438
QUALCOMM, Inc. ..................................................... 3,301 470
Salesforce, Inc. ........................................................ 4,217 821
TE Connectivity PLC .................................................... 886 204
10,315
Materials (0.2%):
LyondellBasell Industries NV , Class A ........................................ 1,879 108
Steel Dynamics, Inc. ..................................................... 1,131 219
327
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 792 71
Equinix, Inc. .......................................................... 122 119
Prologis, Inc. .......................................................... 508 72
Welltower, Inc. ......................................................... 131 27
289
Utilities (0.5%):
Evergy, Inc. ........................................................... 1,687 141
Eversource Energy ...................................................... 3,206 244
FirstEnergy Corp. ....................................................... 4,477 229
NRG Energy, Inc. ....................................................... 1,508 270
884
Total Common Stocks (Cost $19,211)
a
a
a
29,271
Exchange-Traded Funds (38.3%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 22,900 575
Invesco RAFI Developed Markets ex-US ETF (b) ................................ 30,174 2,298
Invesco RAFI Emerging Markets ETF ........................................ 30,630 873
iShares Core MSCI Emerging Markets ETF .................................... 8,000 614
iShares Core S&P 500 ETF ................................................ 11,128 7,671
iShares Core S&P Small-Cap ETF ........................................... 28,348 3,677
iShares Core U.S. Aggregate Bond ETF ....................................... 117,006 11,864
iShares Core Universal USD Bond ETF ....................................... 164,622 7,770
iShares MSCI Canada ETF ................................................ 15,880 921
iShares MSCI International Momentum Factor ETF (b) ............................ 50,325 2,653
iShares MSCI International Quality Factor ETF ................................. 50,867 2,528
iShares MSCI Japan ETF ................................................. 16,582 1,532
JPMorgan BetaBuilders Canada ETF ......................................... 9,241 921
Schwab Fundamental Emerging Markets Equity ETF ............................. 22,434 904
Schwab Fundamental International Equity ETF (b) ............................... 89,866 4,741
Schwab Fundamental International Small Equity ETF ............................. 47,088 2,379
SPDR Gold Shares (a) .................................................... 4,292 2,076
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 525
Vanguard FTSE All-World ex-US ETF ........................................ 33,706 2,758
Vanguard FTSE Developed Markets ETF ...................................... 28,544 2,005
Vanguard FTSE Emerging Markets ETF ...................................... 28,991 1,684

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
25
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vanguard FTSE Europe ETF ............................................... 31,601 $ 2,849
Vanguard Real Estate ETF ................................................ 7,052 675
Vanguard Short-Term Corporate Bond ETF (b) .................................. 10,471 840
Vanguard Small-Cap Value ETF ............................................ 8,408 1,933
Vanguard Total Bond Market ETF ........................................... 38,906 2,925
Vanguard Total Stock Market ETF ........................................... 13,978 4,735
Total Exchange-Traded Funds (Cost $58,630)
a
a
a
74,926
Affiliated Exchange-Traded Funds (46.3%)
VictoryShares Core Intermediate Bond ETF .................................... 805,047 38,659
VictoryShares Core Plus Bond ETF .......................................... 1,624,138 36,137
VictoryShares Emerging Markets Value Momentum ETF .......................... 19,770 1,203
VictoryShares Free Cash Flow Growth ETF .................................... 210,807 5,836
VictoryShares International Free Cash Flow Growth ETF .......................... 77,555 2,388
VictoryShares Short-Term Bond ETF ......................................... 122,116 6,240
Total Affiliated Exchange-Traded Funds (Cost $93,987)
a
a
a
90,463
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (c) ........ 1,032,391 1,032
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 830,128 830
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 1,032,391 1,032
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 1,234,653 1,236
Total Collateral for Securities Loaned (Cost $4,130)
a
a
a
4,130
Total Investments (Cost $175,958) — 101.7% 198,790
Liabilities in excess of other assets —  (1.7)% (3,238)
NET ASSETS - 100.00% $ 195,552
At February 28, 2026, the Fund's investments in foreign securities were 16.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on February 28, 2026.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statements of Assets and Liabilities
February 28, 2026
26
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Aggressive Fund
Victory
Cornerstone
Conservative Fund
Victory
Cornerstone Equity
Fund
Assets:
Affiliated investments, at value (Cost $97,600, $235,392 and $219,080) $ 102,513 (a) $ 248,986 (b) $ 329,063 (c)
Unaffiliated investments, at value (Cost $262,760, $31 and $256) 359,881 (d) 31 256
Cash 1,386 1,350 1,549
Deposit with broker for futures contracts 123 — —
Receivables:
Dividends, interest, and securities lending income 116 315 6
Capital shares issued 514 665 139
From Adviser for ETF reimbursements 90 — —
Prepaid expenses 16 15 15
Total Assets 464,639 251,362 331,028
Liabilities:
Payables:
Collateral received on loaned securities 4,128 31 256
Capital shares redeemed 330 258 238
Accrued expenses and other payables:
Investment advisory fees 210 — —
Administration fees 53 — —
Custodian fees 4 1 1
Transfer agent fees 71 3 3
Compliance fees — (e) — (e) — (e)
Trustees' fees 1 1 1
Other accrued expenses 46 34 38
Total Liabilities 4,843 328 537
Commitments and contingencies (Note 4 )
Net Assets:
Capital 347,443 235,698 212,193
Total accumulated earnings (loss) 112,353 15,336 118,298
Net Assets $ 459,796 $ 251,034 $ 330,491
Shares (unlimited number of shares authorized with no par value): 28,983 21,772 15,250
Net asset value, offering and redemption price per share:(f) $ 15.86 $ 11.53 $ 21.67
(a) Includes $41 thousand of securities on loan.
(b) Includes $30 thousand of securities on loan.
(c) Includes $249 thousand of securities on loan.
(d) Includes $3,975 thousand of securities on loan.
(e) Rounds to less than $1 thousand.
(f) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
February 28, 2026
27
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Moderate Fund
Victory
Cornerstone
Moderately
Aggressive Fund
Victory
Cornerstone
Moderately
Conservative Fund
Assets:
Affiliated investments, at value (Cost $503,355, $1,068,958 and $93,987) $ 491,236 (a) $ 1,060,218 (b) $ 90,463
Unaffiliated investments, at value (Cost $607,367, $1,545,493 and $81,971) 781,192 (c) 2,035,295 (d) 108,327 (e)
Cash 4,861 8,519 830
Deposit with broker for futures contracts 153 136 102
Receivables:
Dividends, interest, and securities lending income 203 720 38
Capital shares issued 331 814 45
From Adviser for ETF reimbursements 420 915 71
Prepaid expenses 17 24 8
Total Assets 1,278,413 3,106,641 199,884
Liabilities:
Payables:
Collateral received on loaned securities 36,501 98,913 4,130
Capital shares redeemed 627 1,184 33
Accrued expenses and other payables:
Investment advisory fees 558 1,352 74
Administration fees 142 336 22
Custodian fees 10 20 2
Transfer agent fees 148 353 29
Compliance fees 1 2 — (f)
Trustees' fees 1 — (f) 1
Other accrued expenses 52 83 41
Total Liabilities 38,040 102,243 4,332
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,063,316 2,465,413 170,450
Total accumulated earnings (loss) 177,057 538,985 25,102
Net Assets $ 1,240,373 $ 3,004,398 $ 195,552
Shares (unlimited number of shares authorized with no par value): 75,585 104,588 15,753
Net asset value, offering and redemption price per share:(g) $ 16.41 $ 28.73 $ 12.41
(a) Includes $95 thousand of securities on loan.
(b) Includes $4,286 thousand of securities on loan.
(c) Includes $35,467 thousand of securities on loan.
(d) Includes $92,630 thousand of securities on loan.
(e) Includes $3,984 thousand of securities on loan.
(f) Rounds to less than $1 thousand.
(g) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended February 28, 2026
28
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
5
Victory
Cornerstone
Aggressive Fund
Victory
Cornerstone
Conservative Fund
Victory
Cornerstone Equity
Fund
Investment Income:
Dividends from affiliated investments $ 2,292 $ 8,826 $ 5,898
Dividends from unaffiliated investments 7,487 — —
Interest from unaffiliated investments 109 41 56
Securities lending (net of fees) 116 15 48
Foreign tax withholding (1) — —
Total Income 10,003 8,882 6,002
Expenses:
Investment advisory fees 2,499 — —
Administration fees 625 — —
Sub-Administration fees 70 17 17
Custodian fees 24 5 7
Transfer agent fees 846 9 12
Trustees' fees 46 46 46
Compliance fees 3 2 2
Printing fees 42 28 36
Legal and audit fees 54 49 49
State registration and filing fees 24 24 25
Interfund lending fees — (a) — — (a)
Other expenses 18 9 11
Recoupment of prior expenses waived/reimbursed by Adviser — 6 —
Total Expenses 4,251 195 205
Expenses waived/reimbursed by Adviser (284) — —
Net Expenses 3,967 195 205
Net Investment Income (Loss) 6,036 8,687 5,797
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (1,078) 1,441 6,166
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 37,737 — —
Capital gain distributions received from affiliated investment securities — 1,083 6,598
Net realized gains (losses) from futures contracts 1,163 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities 9,322 12,659 49,645
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 31,666 — —
Net change in unrealized appreciation/depreciation on futures contracts (834) — —
Net realized/unrealized gains (losses) on investments 77,976 15,183 62,409
Change in net assets resulting from operations $ 84,012 $ 23,870 $ 68,206
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended February 28, 2026
29
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Moderate Fund
Victory
Cornerstone
Moderately
Aggressive Fund
Victory
Cornerstone
Moderately
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 16,525 $ 31,911 $ 3,093
Dividends from unaffiliated investments 17,622 45,035 2,840
Interest from unaffiliated investments 393 753 69
Securities lending (net of fees) 346 719 84
Foreign tax withholding (1) (6) (1)
Total Income 34,885 78,412 6,085
Expenses:
Investment advisory fees 6,875 16,517 913
Administration fees 1,748 4,199 274
Sub-Administration fees 54 81 53
Custodian fees 56 119 14
Transfer agent fees 1,722 4,100 349
Trustees' fees 47 48 46
Compliance fees 9 23 1
Printing fees 66 139 29
Legal and audit fees 55 40 52
State registration and filing fees 34 39 20
Line of credit fees — 1 — (a)
Other expenses 32 64 14
Recoupment of prior expenses waived/reimbursed by Adviser — — 24
Total Expenses 10,698 25,370 1,789
Expenses waived/reimbursed by Adviser (1,490) (3,045) (253)
Net Expenses 9,208 22,325 1,536
Net Investment Income (Loss) 25,677 56,087 4,549
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (7,856) (16,816) (1,811)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 81,663 231,224 8,963
Net realized gains (losses) from futures contracts 1,307 4,095 284
Net change in unrealized appreciation/depreciation on affiliated investment securities 31,393 73,256 4,457
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 51,261 142,508 10,208
Net change in unrealized appreciation/depreciation on futures contracts (585) (3,223) (130)
Net realized/unrealized gains (losses) on investments 157,183 431,044 21,971
Change in net assets resulting from operations $ 182,860 $ 487,131 $ 26,520
(a) Rounds to less than $1 thousand.

30
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Aggressive
Fund
Victory Cornerstone
Conservative Fund
Victory Cornerstone Equity
Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,036 $ 5,950 $ 8,687 $ 8,267 $ 5,797 $ 6,156
Net realized gains (losses) 37,822 30,471 2,524 2,210 12,764 6,028
Net change in unrealized appreciation/
depreciation 40,154 (1,023) 12,659 5,767 49,645 18,195
Change in net assets resulting from
operations 84,012 35,398 23,870 16,244 68,206 30,379
Change in net assets resulting from
distributions to shareholders (44,282) (29,661) (10,901) (9,218) (15,049) (7,783)
Change in net assets resulting from capital
transactions 27,640 7,414 28,171 (4,913) 24,227 1,566
Change in net assets 67,370 13,151 41,140 2,113 77,384 24,162
Net Assets:
Beginning of period 392,426 379,275 209,894 207,781 253,107 228,945
End of period $ 459,796 $ 392,426 $ 251,034 $ 209,894 $ 330,491 $ 253,107
Capital Transactions:
Proceeds from shares issued $ 41,411 $ 36,724 $ 63,151 $ 32,858 $ 48,657 $ 27,829
Distributions reinvested 44,152 29,574 10,804 9,147 15,012 7,766
Cost of shares redeemed (57,923) (58,884) (45,784) (46,918) (39,442) (34,029)
Change in net assets resulting from capital
transactions $ 27,640 $ 7,414 $ 28,171 $ (4,913) $ 24,227 $ 1,566
Share Transactions:
Issued 2,694 2,470 5,646 3,059 2,422 1,583
Reinvested 2,898 2,031 971 856 728 441
Redeemed (3,779) (3,954) (4,123) (4,374) (2,002) (1,940)
Change in Shares 1,813 547 2,494 (459) 1,148 84

31
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Cornerstone Moderate
Fund
Victory Cornerstone Moderately
Aggressive Fund
Victory Cornerstone Moderately
Conservative Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 25,677 $ 25,480 $ 56,087 $ 54,765 $ 4,549 $ 4,553
Net realized gains (losses) 75,114 58,128 218,503 163,870 7,436 1,572
Net change in unrealized appreciation/
depreciation 82,069 4,211 212,541 5,403 14,535 5,991
Change in net assets resulting from
operations 182,860 87,819 487,131 224,038 26,520 12,116
Change in net assets resulting from
distributions to shareholders (101,556) (67,066) (279,079) (182,662) (6,384) (3,627)
Change in net assets resulting from capital
transactions 28,211 (6,528) 93,453 (12,802) (2,767) (11,135)
Change in net assets 109,515 14,225 301,505 28,574 17,369 (2,646)
Net Assets:
Beginning of period 1,130,858 1,116,633 2,702,893 2,674,319 178,183 180,829
End of period $ 1,240,373 $ 1,130,858 $ 3,004,398 $ 2,702,893 $ 195,552 $ 178,183
Capital Transactions:
Proceeds from shares issued $ 81,608 $ 75,213 $ 164,734 $ 156,657 $ 16,574 $ 16,461
Distributions reinvested 100,971 66,666 276,350 180,962 6,347 3,603
Cost of shares redeemed (154,368) (148,407) (347,631) (350,421) (25,688) (31,199)
Change in net assets resulting from capital
transactions $ 28,211 $ (6,528) $ 93,453 $ (12,802) $ (2,767) $ (11,135)
Share Transactions:
Issued 5,119 4,884 5,882 5,731 1,420 1,476
Reinvested 6,376 4,360 9,942 6,759 542 331
Redeemed (9,700) (9,635) (12,439) (12,819) (2,217) (2,828)
Change in Shares 1,795 (391) 3,385 (329) (255) (1,021)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $14.44 $14.25 $12.60 $13.55 $15.31 $11.74
Investment Activities:
Net investment income (loss)(b) 0.22 0.23 0.22 0.18 0.17 0.12
Net realized and unrealized gains (losses) 2.87 1.11 1.70 (0.54) (0.66) 3.71
Total from Investment Activities 3.09 1.34 1.92 (0.36) (0.49) 3.83
Distributions to Shareholders from:
Net investment income (0.21) (0.26) (0.27) (0.08) (0.17) (0.18)
Net realized gains (1.46) (0.89) — (0.51) (1.10) (0.08)
Total Distributions (1.67) (1.15) (0.27) (0.59) (1.27) (0.26)
Net Asset Value, End of Period $15.86 $14.44 $14.25 $12.60 $13.55 $15.31
Total Return(c)(d) 22.02% 9.42% 15.33% (2.65)% (3.84)% 32.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 1.03% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.45% 1.51% 1.68% 1.86% 1.11% 0.88%
Gross Expenses(e)(f) 1.02% 1.07% 1.14% 1.15% 1.12% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $459,796 $392,426 $379,275 $346,144 $361,083 $387,496
Portfolio Turnover(c) 79% 72% 57% 60% 43% 64%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

33
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Cornerstone Conservative Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $10.89 $10.53 $10.11 $10.70 $11.86 $10.96
Investment Activities:
Net investment income (loss)(b) 0.43 0.43 0.38 0.24 0.31 0.30
Net realized and unrealized gains (losses) 0.75 0.41 0.43 (0.46) (1.01) 1.03
Total from Investment Activities 1.18 0.84 0.81 (0.22) (0.70) 1.33
Distributions to Shareholders from:
Net investment income (0.43) (0.45) (0.39) (0.19) (0.31) (0.31)
Net realized gains (0.11) (0.03) — (0.18) (0.15) (0.12)
Total Distributions (0.54) (0.48) (0.39) (0.37) (0.46) (0.43)
Net Asset Value, End of Period $11.53 $10.89 $10.53 $10.11 $10.70 $11.86
Total Return(c)(d) 11.12% 8.14% 8.24% (2.00)% (6.19)% 12.28%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.09% 0.10% 0.10% 0.10% 0.08% 0.10%
Net Investment Income (Loss)(e) 3.88% 3.98% 3.73% 3.09% 2.68% 2.61%
Gross Expenses(e)(f) 0.09% 0.10% 0.10% 0.12% 0.08% 0.10%
Supplemental Data:
Net Assets at end of period (000's) $251,034 $209,894 $207,781 $207,514 $223,137 $243,950
Portfolio Turnover(c) 5% 7% 11% 2% 11% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Cornerstone Equity Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $17.95 $16.33 $14.20 $15.59 $17.44 $13.28
Investment Activities:
Net investment income (loss)(b) 0.41 0.44 0.32 0.23 0.52 0.27
Net realized and unrealized gains (losses) 4.35 1.75 2.61 (0.68) (1.56) 5.16
Total from Investment Activities 4.76 2.19 2.93 (0.45) (1.04) 5.43
Distributions to Shareholders from:
Net investment income (0.41) (0.42) (0.33) (0.25) (0.59) (0.20)
Net realized gains (0.63) (0.15) (0.47) (0.69) (0.22) (1.07)
Total Distributions (1.04) (0.57) (0.80) (0.94) (0.81) (1.27)
Net Asset Value, End of Period $21.67 $17.95 $16.33 $14.20 $15.59 $17.44
Total Return(c)(d) 26.90% 13.47% 20.92% (2.66)% (6.41)% 42.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.07% 0.09% 0.10% 0.10% 0.09% 0.10%
Net Investment Income (Loss)(e) 2.05% 2.52% 2.12% 2.15% 3.04% 1.74%
Gross Expenses(e)(f) 0.07% 0.09% 0.10% 0.12% 0.09% 0.11%
Supplemental Data:
Net Assets at end of period (000's) $330,491 $253,107 $228,945 $198,226 $207,909 $232,236
Portfolio Turnover(c) 17% 11% 14% 6% 12% 5%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Cornerstone Moderate Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $15.33 $15.05 $13.83 $14.90 $16.96 $14.24
Investment Activities:
Net investment income (loss)(b) 0.35 0.35 0.32 0.21 0.21 0.20
Net realized and unrealized gains (losses) 2.15 0.85 1.12 (0.66) (1.11) 2.76
Total from Investment Activities 2.50 1.20 1.44 (0.45) (0.90) 2.96
Distributions to Shareholders from:
Net investment income (0.35) (0.47) (0.22) (0.17) (0.23) (0.21)
Net realized gains (1.07) (0.45) — (0.45) (0.93) (0.03)
Total Distributions (1.42) (0.92) (0.22) (0.62) (1.16) (0.24)
Net Asset Value, End of Period $16.41 $15.33 $15.05 $13.83 $14.90 $16.96
Total Return(c)(d) 16.79% 8.12% 10.54% (3.01)% (5.82)% 21.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.79% 0.83% 0.86% 0.87% 0.87% 0.97%
Net Investment Income (Loss)(e) 2.20% 2.25% 2.22% 2.04% 1.28% 1.29%
Gross Expenses(e)(f) 0.92% 0.94% 0.96% 0.98% 0.95% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $1,240,373 $1,130,858 $1,116,633 $1,075,327 $1,139,908 $1,265,532
Portfolio Turnover(c) 74% 58% 51% 47% 47% 53%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $26.71 $26.34 $24.00 $25.76 $29.45 $24.10
Investment Activities:
Net investment income (loss)(b) 0.56 0.55 0.52 0.37 0.36 0.32
Net realized and unrealized gains (losses) 4.32 1.69 2.36 (1.11) (1.77) 5.56
Total from Investment Activities 4.88 2.24 2.88 (0.74) (1.41) 5.88
Distributions to Shareholders from:
Net investment income (0.54) (0.70) (0.54) (0.23) (0.35) (0.37)
Net realized gains (2.32) (1.17) — (0.79) (1.93) (0.16)
Total Distributions (2.86) (1.87) (0.54) (1.02) (2.28) (0.53)
Net Asset Value, End of Period $28.73 $26.71 $26.34 $24.00 $25.76 $29.45
Total Return(c)(d) 18.81% 8.60% 12.07% (2.87)% (5.43)% 24.58%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.81% 0.84% 0.87% 0.88% 0.88% 0.96%
Net Investment Income (Loss)(e) 2.00% 2.01% 2.08% 2.04% 1.26% 1.18%
Gross Expenses(e)(f) 0.91% 0.92% 0.95% 0.96% 0.93% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $3,004,398 $2,702,893 $2,674,319 $2,549,840 $2,720,065 $3,026,975
Portfolio Turnover(c) 79% 67% 52% 49% 44% 64%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

37
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Cornerstone Moderately Conservative Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $11.13 $10.62 $10.12 $11.23 $12.74 $11.14
Investment Activities:
Net investment income (loss)(b) 0.29 0.28 0.25 0.17 0.15 0.16
Net realized and unrealized gains (losses) 1.40 0.45 0.51 (0.54) (0.85) 1.64
Total from Investment Activities 1.69 0.73 0.76 (0.37) (0.70) 1.80
Distributions to Shareholders from:
Net investment income (0.37) (0.22) (0.26) (0.13) (0.17) (0.17)
Net realized gains (0.04) — — (0.61) (0.64) (0.03)
Total Distributions (0.41) (0.22) (0.26) (0.74) (0.81) (0.20)
Net Asset Value, End of Period $12.41 $11.13 $10.62 $10.12 $11.23 $12.74
Total Return(c)(d) 15.45% 6.93% 7.57% (3.31)% (5.95)% 16.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.84% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 2.49% 2.53% 2.41% 2.13% 1.23% 1.35%
Gross Expenses(e)(f) 0.98% 1.03% 1.04% 1.05% 1.00% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $195,552 $178,183 $180,829 $184,724 $200,344 $221,892
Portfolio Turnover(c) 72% 48% 51% 43% 61% 52%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 28, 2026
Victory Portfolios III
38
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name)
Victory Cornerstone Aggressive Fund Cornerstone Aggressive Fund
Victory Cornerstone Conservative Fund Cornerstone Conservative Fund
Victory Cornerstone Equity Fund Cornerstone Equity Fund
Victory Cornerstone Moderate Fund Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund Cornerstone Moderately Aggressive Fund
Victory Cornerstone Moderately Conservative Fund Cornerstone Moderately Conservative Fund

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
39
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of February 28, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market
Level 1 Level 2 Level 3 Total
Cornerstone Aggressive Fund
Common Stocks ............................................... $ 155,691 $ — $ — $ 155,691
Exchange-Traded Funds ......................................... 200,062 — — 200,062
Affiliated Exchange-Traded Funds .................................. 102,513 — — 102,513
Collateral for Securities Loaned ................................... 4,128 — — 4,128
Total ....................................................... $ 462,394 $ — $ — $ 462,394
Cornerstone Conservative Fund
Affiliated Exchange-Traded Funds .................................. 91,730 — — 91,730
Affiliated Mutual Funds ......................................... 157,256 — — 157,256
Collateral for Securities Loaned ................................... 31 — — 31
Total ....................................................... $ 249,017 $ — $ — $ 249,017
Cornerstone Equity Fund
Affiliated Exchange-Traded Funds .................................. 151,649 — — 151,649
Affiliated Mutual Funds ......................................... 177,414 — — 177,414
Collateral for Securities Loaned ................................... 256 — — 256
Total ....................................................... $ 329,319 $ — $ — $ 329,319
Cornerstone Moderate Fund
Common Stocks ............................................... 246,342 — — 246,342
Exchange-Traded Funds ......................................... 498,349 — — 498,349
Affiliated Exchange-Traded Funds .................................. 491,236 — — 491,236
Collateral for Securities Loaned ................................... 36,501 — — 36,501
Total ....................................................... $ 1,272,428 $ — $ — $ 1,272,428
Cornerstone Moderately Aggressive Fund
Common Stocks ............................................... 801,393 — — 801,393
Exchange-Traded Funds ......................................... 1,134,989 — — 1,134,989
Affiliated Exchange-Traded Funds .................................. 1,060,218 — — 1,060,218
Collateral for Securities Loaned ................................... 98,913 — — 98,913
Total ....................................................... $ 3,095,513 $ — $ — $ 3,095,513
Cornerstone Moderately Conservative Fund
Common Stocks ............................................... 29,271 — — 29,271
Exchange-Traded Funds ......................................... 74,926 — — 74,926
Affiliated Exchange-Traded Funds .................................. 90,463 — — 90,463
Collateral for Securities Loaned ................................... 4,130 — — 4,130
Total ....................................................... $ 198,790 $ — $ — $ 198,790

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
40
index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended February 28, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended February 28, 2026 (amounts in thousands):
All open derivative positions at year end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: 6,849,000 (4,772,000)
Cornerstone Aggressive Fund ......................................................... $ 1,163 $ (834)
Cornerstone Moderate Fund .......................................................... 1,307 (585)
Cornerstone Moderately Aggressive Fund ................................................ 4,095 (3,223)
Cornerstone Moderately Conservative Fund ............................................... 284 (130)

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
41
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of February 28, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statements of
Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Cornerstone Moderately Aggressive Fund received European Union (“EU”) reclaims related to prior years. For the year ended February 28,
2026, the Fund recognized $86 thousand related to EU reclaims and $45 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue
Service in order to pay the associated liability on behalf of the Fund's shareholders. For the year ended February 28, 2026, the Fund did not enter in any closing agreements.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Aggressive Fund ........................................ $ 4,016 $ 59 $ 4,128
Cornerstone Conservative Fund ....................................... 30 — 31
Cornerstone Equity Fund ........................................... 249 — 256
Cornerstone Moderate Fund ......................................... 35,562 — 36,501
Cornerstone Moderately Aggressive Fund ............................... 96,916 — 98,913
Cornerstone Moderately Conservative Fund .............................. 3,984 — 4,130

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
42
For the year ended February 28, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Cornerstone Aggressive Fund ....................................... $ 328,908 $ 336,064 $ — $ 1,494
Cornerstone Conservative Fund ...................................... 36,036 10,234 — —
Cornerstone Equity Fund .......................................... 68,360 46,878 — —
Cornerstone Moderate Fund ........................................ 854,781 883,279 — 9,961
Cornerstone Moderately Aggressive Fund .............................. 2,205,239 2,314,823 — 14,941
Cornerstone Moderately Conservative Fund ............................. 130,955 133,998 — 1,494
Fee Rate
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Annual
Charge
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
43
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA provides transfer agent services to the Funds (excluding the Cornerstone Conservative and Cornerstone Equity Funds) based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the Cornerstone Conservative and Cornerstone Equity Funds, VCTA does not receive any fees from the Fund for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statements of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business were excluded from the expense limits. As of February 28, 2026, the expense limits (excluding voluntary waivers) were as follows:
To the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in amounts proportionate to any advisory fees it earns as an investment adviser to any affiliated ETF attributable to the Fund's investment in that ETF. These affiliated ETF advisory fee reimbursements are not available for recoupment.
For the year ended February 28, 2026, the Funds incurred reimbursable expenses, which consisted of affiliated ETF advisory fees for reimbursement. These expenses are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser, as detailed in the table below (amounts in thousands):
Annual
Charge
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
In effect until
June 30, 2026
Cornerstone Aggressive Fund ............................................................................ 1.10%
Cornerstone Conservative Fund ........................................................................... 0.10%
Cornerstone Equity Fund ............................................................................... 0.10%
Cornerstone Moderate Fund ............................................................................. 1.00%
Cornerstone Moderately Aggressive Fund ................................................................... 0.98%
Cornerstone Moderately Conservative Fund .................................................................. 0.90%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
44
* For the year ended February 28, 2026, for each of the Funds listed, the entire reimbursed amount consisted of affiliated ETF advisory fees.
As of February 28, 2026, the Funds have receivables related to affiliated ETF reimbursable expenses from the Adviser, pursuant to the Fund’s expense limitation agreement. These receivables are reflected on the Statements of Assets and Liabilities as Receivables from Adviser for ETF reimbursements, as detailed in the table below (amounts in thousands):
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026. For the year ended February 28, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of February 28, 2026, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
Reimbursed*
Cornerstone Aggressive Fund ................................................................................................................. $ 284
Cornerstone Moderate Fund .................................................................................................................. 1 , 490
Cornerstone Moderately Aggressive Fund .................................................................................................... 3 , 045
Cornerstone Moderately Conservative Fund .................................................................................................. 253
Receivable
Cornerstone Aggressive Fund ................................................................................................................. $ 90
Cornerstone Moderate Fund .................................................................................................................. 420
Cornerstone Moderately Aggressive Fund .................................................................................................... 915
Cornerstone Moderately Conservative Fund .................................................................................................. 71
Amount
Cornerstone Conservative Fund ........................................................................... $ 6
Cornerstone Moderately Conservative Fund .................................................................. 24

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
45
Affiliated Funds Risk — The risks of the Fund(s) directly correspond to the risks of the underlying affiliated funds in which the Fund(s) invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund(s) varies according to each Fund’s (or Funds’) asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund(s) also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Tactical Allocation Risk — The Fund(s) has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s (or Funds’) managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund(s) bears the risk that the managers’ tactical allocation will not be successful.
Equity Securities Risk — The Funds may invest in underlying affiliated funds that invest in equity securities. The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Debt Securities Risk  — The Fund(s) may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Derivatives Risk — The Funds may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Funds will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Funds’ market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Funds.
In addition, current regulations may limit the Funds’ ability to invest in derivatives.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
46
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June 24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory
Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended February 28, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
February 28, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on
Amount
Outstanding at
February 28, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderately Aggressive Fund ....................... $ — $ 7,000 5.42% $ 7,000
Borrower or
Lender
Amount
Outstanding at
February 28, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Aggressive Fund ....................... Borrower $ — $ 718 4.69% $ 718
Cornerstone Equity Fund .......................... Borrower — 717 4.85% 717
Declared Paid
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
47
redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of February 28, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, underlying reallocation adjustments, PFIC adjustments, and straddle loss defer-
rals.
During the tax year ended February 28, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Cornerstone Aggressive Fund .................................................................. $ (1,160) $ 1,160
Cornerstone Equity Fund ..................................................................... (385) 385
Cornerstone Moderate Fund ................................................................... (1,808) 1,808
Cornerstone Moderately Aggressive Fund ......................................................... (6,183) 6,183
Cornerstone Moderately Conservative Fund ........................................................ 1 (1)
Year Ended February 28, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Aggressive Fund ................................................. $ 8,704 $ 35,578 $ 44,282
Cornerstone Conservative Fund ................................................ 8,586 2,315 10,901
Cornerstone Equity Fund .................................................... 6,800 8,249 15,049
Cornerstone Moderate Fund .................................................. 31,760 69,796 101,556
Cornerstone Moderately Aggressive Fund ........................................ 72,598 206,481 279,079
Cornerstone Moderately Conservative Fund ....................................... 5,796 588 6,384
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Aggressive Fund ................................................. $ 9,872 $ 19,789 $ 29,661
Cornerstone Conservative Fund ................................................ 8,780 438 9,218
Cornerstone Equity Fund .................................................... 5,976 1,807 7,783
Cornerstone Moderate Fund .................................................. 35,338 31,728 67,066
Cornerstone Moderately Aggressive Fund ........................................ 82,155 100,507 182,662
Cornerstone Moderately Conservative Fund ....................................... 3,627 — 3,627
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Aggressive Fund .............. $ 3,724 $ 7,920 $ 11,644 $ (243) $ 100,952 $ 112,353
Cornerstone Conservative Fund ............. 1,324 1,450 2,774 — 12,562 15,336
Cornerstone Equity Fund ................. 218 8,621 8,839 — 109,459 118,298
Cornerstone Moderate Fund ............... 8,159 12,328 20,487 (1,685) 158,255 177,057
Cornerstone Moderately Aggressive Fund ..... 31,019 40,446 71,465 (3,665) 471,185 538,985
Cornerstone Moderately Conservative Fund .... 386 2,476 2,862 (47) 22,287 25,102
Amount
Cornerstone Moderately Conservative Fund .................................................................. $ (4,297)

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
48
As of February 28, 2026, the Funds had no capital loss carryforward for federal income tax purposes.
As of February 28, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09,
“Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”).  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended February 28, 2026 were determined to not be significant.
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form
N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 28, 2026, were as follows (amounts in thousands, except shares):
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Aggressive Fund ........................... $ 361,442 $ 107,011 $ (6,059) $ 100,952
Cornerstone Conservative Fund .......................... 236,455 21,796 (9,234) 12,562
Cornerstone Equity Fund .............................. 219,860 109,982 (523) 109,459
Cornerstone Moderate Fund ............................ 1,114,173 193,161 (34,906) 158,255
Cornerstone Moderately Aggressive Fund .................. 2,624,328 544,350 (73,165) 471,185
Cornerstone Moderately Conservative Fund ................. 176,503 28,229 (5,942) 22,287
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Aggressive
Fund
VictoryShares Core
Intermediate Bond ETF ... $ 32,406 $ — $ (6,474) $ (1,116) $ 1,522 $ 26,338 548,471 $ 1,115 $ —
VictoryShares Core Plus Bond
ETF ................. 8,585 13,486 — — 389 22,460 1,009,438 591 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 740 3,974 — — 953 5,667 93,130 140 —
VictoryShares Free Cash Flow
Growth ETF ........... 13,860 4,641 — — 2,839 21,340 770,818 4 —
VictoryShares International
Free Cash Flow ETF ..... — 10,021 — — 2,044 12,065 378,165 61 —
VictoryShares International
Free Cash Flow Growth ETF — 7,829 — — 1,543 9,372 304,328 14 —
VictoryShares Short-Term
Bond ETF ............ 5,226 — — — 45 5,271 103,145 241 —
VictoryShares WestEnd
Economic Cycle Bond ETF 2,021 1,858 (3,904) 38 (13) — — 126 —
$ 62,838 $ 41,809 $ (10,378) $ (1,078) $ 9,322 $ 102,513 3,207,495 $ 2,292 $ —
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Conservative
Fund
Victory 500 Index Fund,
Reward Shares ......... $ 8,274 $ 2,925 $ (995) $ 61 $ 1,180 $ 11,445 137,581 $ 108 $ 317

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
49
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Core Plus Bond Fund,
Institutional Shares ...... $ 50,492 $ 6,000 $ — $ — $ 837 $ 57,329 6,098,881 $ 2,496 $ —
Victory Emerging Markets
Fund, Institutional Shares . 4 1 — — 2 7 226 —* —*
Victory Government Securities
Fund, Institutional Shares . 25,149 2,980 — — 661 28,790 3,160,318 1,016 —
Victory High Income Fund,
Institutional Shares ...... 9,748 685 — — 18 10,451 1,510,312 685 —
Victory Income Fund,
Institutional Shares ...... 17,221 717 — — 327 18,265 1,540,013 717 —
Victory Income Stock Fund,
Institutional Shares ...... 1,664 170 — — 118 1,952 99,364 58 112
Victory International Fund,
Institutional Shares ...... 7,355 835 (1,496) 200 1,523 8,417 246,893 278 557
Victory Market Neutral Income
Fund, Class I .......... 9,970 3,354 — — 729 14,053 1,556,231 454 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 3,022 1,112 — — 490 4,624 77,257 14 97
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 1,455 4 (1,232) 742 954 1,923 29,235 4 —
Victory Short-Term Bond
Fund, Institutional Shares . 8 —* (8) —* —* — — —* —
Victory Target Managed
Allocation Fund ........ 4,770 — (4,587) 352 (535) — — — —
VictoryShares Core
Intermediate Bond ETF ... 20,653 5,864 — — 477 26,994 562,145 905 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,572 — — — 813 3,385 55,618 120 —
VictoryShares Free Cash Flow
ETF ................. 3,179 — — — 464 3,643 90,000 52 —
VictoryShares Free Cash Flow
Growth ETF ........... 1,420 665 — — 407 2,492 90,000 1 —
VictoryShares Hedged Equity
Income ETF ........... — 1,830 (1,916) 86 — — — 73 —
VictoryShares International
Value Momentum ETF ... 4,655 — — — 2,266 6,921 93,597 218 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 3,515 — — (5) 3,510 140,000 101 —
VictoryShares Short-Term
Bond ETF ............ 29,868 3,043 — — 267 33,178 649,270 1,408 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 489 638 — — 209 1,336 44,000 11 —
VictoryShares US Small Mid
Cap Value Momentum ETF 1,530 — — — 301 1,831 18,550 32 —
VictoryShares US Value
Momentum ETF ........ 2,182 922 — — 487 3,591 35,995 42 —
VictoryShares WestEnd U.S.
Sector ETF ............ 3,404 776 — — 669 4,849 102,587 33 —
$ 209,084 $ 36,036 $ (10,234) $ 1,441 $ 12,659 $ 248,986 16,338,073 $ 8,826 $ 1,083
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Equity Fund
Victory 500 Index Fund,
Reward Shares ......... $ 50,274 $ 5,391 $ (1,201) $ 36 $ 6,071 $ 60,571 728,100 $ 596 $ 1,795
Victory Emerging Markets
Fund, Institutional Shares . 5,585 3,467 — — 2,718 11,770 405,581 347 420

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
50
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Income Stock Fund,
Institutional Shares ...... $ 11,582 $ 2,180 $ — $ — $ 876 $ 14,638 744,933 $ 403 $ 777
Victory International Fund,
Institutional Shares ...... 43,238 6,081 (23,395) 2,758 6,384 35,066 1,028,616 1,193 2,387
Victory Nasdaq-100 Index
Fund, Class R6 ......... 18,792 3,507 — — 3,513 25,812 431,287 99 672
Victory Pioneer International
Equity Fund, Class Y ..... — 24,277 — — 2,947 27,224 724,242 530 547
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 1,045 4 (493) 367 1,410 2,333 35,474 4 —
Victory Small Cap Stock Fund,
Institutional Shares ...... — — — — — — — — —
Victory Target Managed
Allocation Fund ........ 11,264 — (11,051) 1,113 (1,326) — — — —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 14,821 — — — 4,679 19,500 320,458 692 —
VictoryShares Free Cash Flow
ETF ................. 14,908 3,388 — — 2,798 21,094 521,092 286 —
VictoryShares Free Cash Flow
Growth ETF ........... 8,114 10,272 — — 2,598 20,984 757,968 4 —
VictoryShares International
Value Momentum ETF ... 24,249 — (7,880) 1,164 8,911 26,444 357,611 1,054 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,142 638 — — 869 5,649 186,062 54 —
VictoryShares US Small Mid
Cap Value Momentum ETF 8,625 1,796 — — 1,978 12,399 125,594 206 —
VictoryShares US Value
Momentum ETF ........ 14,200 2,507 (2,858) 728 1,801 16,378 164,156 247 —
VictoryShares WestEnd U.S.
Sector ETF ............ 20,931 4,852 — — 3,418 29,201 617,787 183 —
$ 251,770 $ 68,360 $ (46,878) $ 6,166 $ 49,645 $ 329,063 7,148,961 $ 5,898 $ 6,598
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderate Fund
VictoryShares Core
Intermediate Bond ETF ... $ 261,681 $ — $ (47,332) $ (8,182) $ 11,576 $ 217,743 4,534,400 $ 9,207 $ —
VictoryShares Core Plus Bond
ETF ................. 73,480 65,886 — — 2,709 142,075 6,385,380 4,787 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,382 5,468 — — 2,002 9,852 161,904 291 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,635 10,319 — — 5,054 39,008 1,408,986 8 —
VictoryShares International
Free Cash Flow ETF ..... — 26,215 — — 5,271 31,486 986,826 177 —
VictoryShares International
Free Cash Flow Growth ETF — 25,776 — — 4,730 30,506 990,609 43 —
VictoryShares Short-Term
Bond ETF ............ 20,394 — — — 172 20,566 402,475 940 —
VictoryShares WestEnd
Economic Cycle Bond ETF 17,685 15,489 (33,379) 326 (121) — — 1,072 —
$ 399,257 $ 149,153 $ (80,711) $ (7,856) $ 31,393 $ 491,236 14,870,580 $ 16,525 $ —

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
51
* Rounds to less than $1 thousand.
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Aggressive Fund
VictoryShares Core
Intermediate Bond ETF ... $ 496,609 $ — $ (99,368) $ (17,239) $ 23,390 $ 403,392 8,400,445 $ 17,112 $ —
VictoryShares Core Plus Bond
ETF ................. 132,857 172,049 — — 5,453 310,359 13,948,716 9,072 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 3,145 18,494 — — 4,371 26,010 427,433 633 —
VictoryShares Free Cash Flow
Growth ETF ........... 61,219 27,153 — — 13,164 101,536 3,667,525 21 —
VictoryShares International
Free Cash Flow ETF ..... — 62,033 — — 12,397 74,430 2,332,814 412 —
VictoryShares International
Free Cash Flow Growth ETF — 79,735 — — 14,098 93,833 3,046,976 115 —
VictoryShares Short-Term
Bond ETF ............ 50,232 — — — 426 50,658 991,350 2,315 —
VictoryShares WestEnd
Economic Cycle Bond ETF 38,651 29,738 (68,769) 423 (43) — — 2,231 —
$ 782,713 $ 389,202 $ (168,137) $ (16,816) $ 73,256 $ 1,060,218 32,815,259 $ 31,911 $ —
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Conservative Fund
VictoryShares Core
Intermediate Bond ETF ... $ 49,190 $ — $ (11,120) $ (1,877) $ 2,466 $ 38,659 805,047 $ 1,643 $ —
VictoryShares Core Plus Bond
ETF ................. 15,284 20,244 — — 609 36,137 1,624,138 992 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 452 496 — — 255 1,203 19,770 40 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,332 1,761 — — 743 5,836 210,807 1 —
VictoryShares International
Free Cash Flow Growth ETF — 2,023 — — 365 2,388 77,555 1 —
VictoryShares Short-Term
Bond ETF ............ 4,198 1,998 — — 44 6,240 122,116 202 —
VictoryShares WestEnd
Economic Cycle Bond ETF 3,537 3,098 (6,676) 66 (25) — — 214 —
$ 75,993 $ 29,620 $ (17,796) $ (1,811) $ 4,457 $ 90,463 2,859,433 $ 3,093 $ —

52
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Cornerstone
Aggressive Fund, Victory Cornerstone Conservative Fund, Victory Cornerstone Equity Fund, Victory Cornerstone Moderate Fund, Victory
Cornerstone Moderately Aggressive Fund, and Victory Cornerstone Moderately Conservative Fund (the “Funds), each a series of Victory
Portfolios III, as of February 28, 2026, the related statements of operations, the statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United
States of America.
The Funds’ financial statements and financial highlights for the years or periods ended February 28, 2025, and prior, were audited by other auditors whose report dated April 24, 2025, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers, and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 24, 2026

Supplemental Information
February 28, 2026
Victory Portfolios III
53
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended February 28, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended February 28, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on February 28, 2026, were as follows:
(a)   Rounds to less than $0.01
Percent
Cornerstone Aggressive Fund .......................................................................... 17%
Cornerstone Conservative Fund ......................................................................... 2%
Cornerstone Equity Fund ............................................................................. 6%
Cornerstone Moderate Fund ........................................................................... 8%
Cornerstone Moderately Aggressive Fund ................................................................. 12%
Cornerstone Moderately Conservative Fund ................................................................ 12%
Amount
Cornerstone Aggressive Fund .......................................................................... $ 2,915
Cornerstone Conservative Fund ......................................................................... 62
Cornerstone Equity Fund ............................................................................. 766
Cornerstone Moderate Fund ........................................................................... 5,882
Cornerstone Moderately Aggressive Fund ................................................................. 17,103
Amount
Cornerstone Aggressive Fund .......................................................................... $ 36,597
Cornerstone Conservative Fund ......................................................................... 2,315
Cornerstone Equity Fund ............................................................................. 8,610
Cornerstone Moderate Fund ........................................................................... 71,370
Cornerstone Moderately Aggressive Fund ................................................................. 211,949
Cornerstone Moderately Conservative Fund ................................................................ 588
Foreign Source Income Foreign Tax Expense
Cornerstone Conservative Fund ................................................. $ 0.02 $ —(a)
Cornerstone Equity Fund ..................................................... 0.16 0.03

Victory Portfolios III
54
(Unaudited)
Supplemental Information — continued
February 28, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Cornerstone Aggressive Fund
Victory Cornerstone Conservative Fund
Victory Cornerstone Equity Fund
Victory Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund
Victory Cornerstone Moderately Conservative Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
55
(Unaudited)
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory Cornerstone Aggressive Fund
Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Cornerstone Conservative Fund
The Board noted that the Adviser does not receive a management fee from the Fund. The data indicated that the Fund’s total expenses, which included underlying fund expenses, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Cornerstone Equity Fund
The Board noted that the Adviser does not receive a management fee from the Fund. The data indicated that the Fund’s total expenses, which included underlying fund expenses, were below the medians of its expense group and its expense universe. The Board also took into account the
Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Cornerstone Moderate Fund
Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the median of its expense group and was equal to the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and were above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the
Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted
the high quality of services received by the Fund.
Victory Cornerstone Moderately Aggressive Fund
Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the
Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted
the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory Cornerstone Moderately Conservative Fund
Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
56
(Unaudited)
into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory Cornerstone Aggressive Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the five-year period ended June 30, 2025, and was below the average of its performance universe and its Lipper index for the one-, three- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Cornerstone Conservative Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and ten-year periods ended June 30, 2025, was below the average of its performance universe for the five-year period ended June 30,
2025, was above its Lipper index for the one-year period ended June 30, 2025, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2025.
Victory Cornerstone Equity Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory Cornerstone Moderate Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Cornerstone Moderately Aggressive Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-, three- and ten-year periods ended June 30, 2025, was above the average of its performance universe for the five-year period ended June
30, 2025, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Cornerstone Moderately Conservative Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-, three- and ten-year periods ended June 30, 2025, was above the average of its performance universe for the five-period ended June 30, 2025, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration that, with respect to the Victory Cornerstone Conservative Fund and the Victory Cornerstone Equity Fund, the Adviser does not collect a management fee from these respective Funds. With respect to the other
Funds, the Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the
Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to certain Funds. The Trustees reviewed the profitability of the
Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
57
(Unaudited)
services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Funds to participate in any economies of scale. With respect to the Victory Cornerstone Conservative Fund and the Victory Cornerstone Equity
Fund, the Board took into account that the Adviser does not receive any advisory fees under the Advisory Agreement for these Funds. The
Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of each Fund’s investment approach and the Adviser is appropriately monitoring each Fund’s performance, as applicable; (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-CF-0426

February 28, 2026
Annual: Full Financials
Victory California Bond Fund
Victory Government Securities Fund
Victory Growth and Tax Strategy Fund
Victory New York Bond Fund
Victory Virginia Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory California Bond Fund
2
Victory Government Securities Fund
7
Victory Growth & Tax Strategy Fund
12
Victory New York Bond Fund
30
Victory Virginia Bond Fund
33
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
38
Statements of Operations
40
Statements of Changes in Net Assets
42
Financial Highlights
46
Notes to Financial Statements (Form N-CSR Item 7) 61
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 74
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
75
Advisory Contract Approval (Form N-CSR Item 11)
76

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory California Bond Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.6%)
California (97.7%):
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (a) ................................................... $ 1,250 $ 744
Albany Unified School District, GO , Series B , 4 .00% , 8/1/46 , Continuously Callable @100 .. 1,500 1,483
Bay Area Toll Authority Revenue , Series A , 3 .13% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (b) (c) ...................................................... 15,000 14,995
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,204
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,118
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT , Series B ,
5 .25% , 7/1/54 , Continuously Callable @100 ............................... 4,875 5,126
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.) , Series B , 4 .50% , 7/1/54 , Continuously Callable @100 .... 1,000 1,003
California Community Choice Financing Authority Revenue , Series C , 5 .00% , 12/1/55 , (Put
Date 10/1/33) (c) .................................................... 500 541
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (d) ................................................... 1,900 1,773
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 439
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 445
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 874
California Educational Facilities Authority Revenue
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,053
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .25% , 11/1/50 , Continuously Callable @100 ........................ 1,000 971
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,495
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 494
California Enterprise Development Authority Revenue
5 .00% , 6/1/44 , Continuously Callable @100 (d) ............................. 750 759
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,766
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 628
5 .00% , 6/1/54 , Continuously Callable @100 (d) ............................. 1,985 1,917
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,373
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,878
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,230
Series A , 4 .00% , 4/1/49 , Pre-refunded 4/1/30 @ 100 .......................... 55 60
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 14,009
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,017
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,891
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,000 2,043
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,323
California Municipal Finance Authority Certificates of Participation , 5 .25% , 6/1/55 ,
Continuously Callable @100 ........................................... 3,000 3,116
California Municipal Finance Authority Certificates of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,052
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 515
California Municipal Finance Authority Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 5,997
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 846
5 .00% , 7/1/55 , Continuously Callable @103 ............................... 1,000 1,026
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 760
Series A , 5 .50% , 5/1/44 , Continuously Callable @100 (d) ...................... 290 292
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,890
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,007
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 1,000
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... 750 641
Series A , 5 .00% , 4/1/54 , Continuously Callable @103 ......................... 1,540 1,534
Series A , 5 .75% , 5/1/54 , Continuously Callable @100 (d) ...................... 710 713

Victory Portfolios III
Victory California Bond Fund
3
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... $ 1,100 $ 924
Series A , 5 .88% , 5/1/59 , Continuously Callable @100 (d) ...................... 305 312
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,910
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,040
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,526
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (d) ................................................... 5,470 5,569
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,005
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 3,001
Series A , 5 .00% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,006
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (d) ............................. 1,600 1,601
5 .00% , 8/1/46 , Continuously Callable @100 (d) ............................. 2,050 2,029
5 .00% , 7/1/49 , Continuously Callable @103 (d) ............................. 1,000 1,003
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (d) ...................... 3,420 3,423
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 650 615
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 900 827
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 3,150 3,158
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 1,050 1,043
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (d) ...................... 2,000 2,007
Series IS , 5 .00% , 8/1/42 , Continuously Callable @100 (d) ...................... 1,000 1,023
Series IS , 5 .00% , 8/1/52 , Continuously Callable @100 (d) ...................... 1,000 977
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,754
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,767
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,020
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,128
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,419
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 2,010
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,706
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,005
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,527
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 3,814
California Statewide Communities Development Authority Special Tax
Series A , 5 .00% , 9/2/55 , Continuously Callable @100 ......................... 1,255 1,268
Series C-2 , 5 .00% , 9/2/56 , Continuously Callable @100 ....................... 740 746
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,000 8,695
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 770
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (d) ........................................ 1,750 1,465
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 1,250 1,250
Series A , 5 .00% , 9/1/55 , Continuously Callable @100 (d) ...................... 1,000 999
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 640 628
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,323
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,037
City of Los Angeles Department of Airports Revenue AMT
Series A , 5 .00% , 5/15/55 , Continuously Callable @100 ........................ 1,500 1,569
Series C , 4 .00% , 5/15/50 , Continuously Callable @100 ........................ 1,840 1,681
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (d) .......... 2,000 2,036
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.) , 4 .00% , 11/15/44 ,
Continuously Callable @100 ........................................... 5,000 5,000

Victory Portfolios III
Victory California Bond Fund
4
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Upland Certificates of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... $ 3,000 $ 2,856
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,012
County of Sacramento Airport System Revenue AMT , Series D , 5 .25% , 7/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,102
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,239
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (e) ........................................................ 15,000 12,110
1/15/35 (e) ........................................................ 7,500 5,856
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,001
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,946
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,487
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 460
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 455
Irvine Unified School District Special Tax
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,082
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,018
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,017
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,020
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 526
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,007
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,746
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,035
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,440
Los Angeles Department of Water & Power Revenue , Series C , 5 .00% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,500 1,576
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,858
Manteca Unified School District Special Tax , Series A , 5 .00% , 9/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,038
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,825
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,356
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,442
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,350
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,804
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,009
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,500 3,505
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (e) .................................................. 7,500 6,826
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series 2004-A , 8/1/31 (e) ... 12,230 10,074
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (e) ... 5,500 5,417
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 4,924
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,448
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 0 .55% , 5/15/45 , Callable 4/1/26 @ 100 (f) ... 2,620 2,620
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,800

Victory Portfolios III
Victory California Bond Fund
5
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ $ 1,500 $ 1,571
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,098
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,023
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,003
San Diego County Regional Airport Authority Revenue AMT
Series B , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 3,000 2,821
Series B , 5 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,685 1,710
Series B , 5 .50% , 7/1/55 , Continuously Callable @100 ......................... 1,500 1,600
Series B , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 5,250 5,355
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT
Series A , 5 .25% , 5/1/49 , Continuously Callable @100 ......................... 3,400 3,635
Series A , 5 .50% , 5/1/55 , Continuously Callable @100 ......................... 12,000 13,018
Series D , 5 .25% , 5/1/55 , Continuously Callable @100 ........................ 2,000 2,106
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,106
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 893
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,317
Tahoe-Truckee Unified School District Certificates of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,001
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 655 640
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,195
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 793
University of California Revenue , Series AL-2 , 0 .70% , 5/15/48 , Callable 4/1/26 @ 100 (f) ... 6,150 6,150
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,836
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,422
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,002
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,565
Washington Township Health Care District, GO , Series A , 4 .00% , 8/1/51 , Continuously
Callable @100 ..................................................... 3,280 3,021
397,827
Guam (0.9%):
Antonio B Won Pat International Airport Authority Revenue AMT , Series A , 5 .25% , 10/1/41 ,
Continuously Callable @100 ........................................... 100 109
Guam Government Waterworks Authority Revenue , Series A , 5 .50% , 7/1/55 , Continuously
Callable @100 ..................................................... 750 792
Guam Power Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ... 2,800 2,831
3,732
Total Municipal Bonds (Cost $403,289)
a
a
a
401,559
Total Investments (Cost $403,289) — 98.6% 401,559
Other assets in excess of liabilities —  1.4% 5,648
NET ASSETS - 100.00% $ 407,207
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2026.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$35,419 (thousands) and amounted to 8.7% of net assets.
(e) Zero-coupon bond.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax

Victory Portfolios III
Victory California Bond Fund
6
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Government Securities Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.4%)
ABS Other (0.8%):
Consumers 2014 Securitization Funding LLC, Series 2014-A, Class A3, 3.53%, 5/1/29 ..... $ 2,441 $ 2,435
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,450 4,432
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 2,986 2,723
9,590
Agency ABS Other (0.6%):
Nelnet Student Loan Trust ................................................
Series 2006-3, Class B, 4.56% (SOFR90A+51bps), 6/25/41, Callable 3/25/26 @ 100(a) 1,214 1,145
Series 2015-3A, Class A2, 4.38% (SOFR30A+71bps), 2/27/51, Callable 11/25/29 @
100(a)(b) ......................................................... 594 593
Series 2019-5, Class A, 2.53%, 10/25/67, Callable 5/25/33 @ 100(b) .............. 3,165 2,932
SLM Student Loan Trust ..................................................
Series 2006-4, Class B, 4.35% (SOFR90A+46bps), 1/25/70, Callable 1/25/31 @ 100(a) 1,779 1,735
Series 2013-6, Class A3, 4.43% (SOFR30A+76bps), 6/26/55, Callable 1/25/32 @ 100(a) 1,449 1,439
7,844
Total Asset-Backed Securities (Cost $17,696)
a
a
a
17,434
Collateralized Mortgage Obligations (15.5%)
Agency CMO (0.2%):
Federal Home Loan Mortgage Corporation, Series 4772, Class ZG, 4.50%, 12/15/47 ....... 2,023 2,035
Agency CMO Floating (0.8%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134, Class FA, 4.07% (SOFR30A+41bps), 3/15/36(a) ................... 221 219
Series 4023, Class PF, 4.32% (SOFR30A+66bps), 10/15/41(a) ................... 145 145
Series 5522, Class BF, 4.72% (SOFR30A+105bps), 3/25/55(a) .................. 2,217 2,230
Series 5525, Class FA, 4.87% (SOFR30A+120bps), 4/25/55(a) .................. 1,493 1,503
Series 5611, Class LE, 4.50%, 8/25/49 .................................... 2,819 2,821
Federal National Mortgage Association .......................................
Series 2005-29, Class FY, 4.08% (SOFR30A+41bps), 4/25/35(a) ................. 361 359
Series 2007-84, Class F, 4.08% (SOFR30A+41bps), 8/25/37(a) .................. 258 258
Series 2024-96, Class FC, 4.87% (SOFR30A+120bps), 12/25/54(a) ............... 2,254 2,273
9,808
Agency CMO Other (5.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623, Class H, 2.50%, 11/15/44 .................................... 874 824
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,633 2,671
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 2,288 2,289
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 1,877 1,896
Series 5547, Class V, 5.00%, 4/25/39 ..................................... 2,886 2,936
Federal National Mortgage Association .......................................
Series 2012-100, Class BA, 1.50%, 9/25/27 ................................ 43 43
Series 2012-102, Class GA, 1.38%, 9/25/27 ................................ 80 79
Series 2012-103, Class HB, 1.50%, 9/25/27 ................................ 51 50
Series 2012-107, Class GC, 1.50%, 10/25/27 ............................... 74 73
Series 2012-73, Class DC, 1.50%, 7/25/27 ................................. 127 125
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 831 838
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 1,700 1,714
Series 2025-33, Class P, 5.00%, 5/25/54 ................................... 2,717 2,741
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. 1,288 1,293
Series 2026-12, Class GB, 2.50%, 10/25/51 ................................ 3,500 3,147
Government National Mortgage Association ....................................
Series 2020-162, Class AB, 1.00%, 10/20/50 ............................... 2,443 1,961
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,345 2,137
Series 2022-68, Class WQ, 3.82%, 5/20/50(c) .............................. 3,499 3,492
Series 2022-90, Class QU, 4.00%, 11/20/49 ................................ 5,396 5,384
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 3,012 3,054
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,069 1,078
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,528 1,541
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 600 602

Victory Portfolios III
Victory Government Securities Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-196, Class E, 3.00%, 9/20/48 ................................. $ 3,028 $ 2,932
Series 2023-53, Class QA, 5.00%, 6/20/49 ................................. 2,554 2,575
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 2,125 2,121
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 455 462
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 1,140 1,147
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 1,126 1,135
Series 2025-114, Class JA, 4.50%, 8/20/51 ................................. 1,773 1,776
Series 2025-131, Class QC, 4.00%, 7/20/51 ................................ 1,451 1,429
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 2,390 2,409
Series 2025-139, Class EA, 4.00%, 3/20/65 ................................ 1,923 1,914
Series 2025-175, Class AP, 4.50%, 10/20/55 ................................ 1,960 1,953
Series 2025-98, Class ET, 4.50%, 6/20/65 ................................. 2,045 2,055
61,876
Agency Commercial MBS (9.4%):
Federal Home Loan Mortgage Corporation .....................................
Series K057, Class A2, 2.57%, 7/25/26 ................................... 5,682 5,645
Series K080, Class A2, 3.93%, 7/25/28(c) ................................. 5,000 5,024
Series K126, Class A2, 2.07%, 1/25/31 ................................... 2,860 2,648
Series K136, Class A2, 2.13%, 11/25/31 ................................... 5,000 4,556
Series K141, Class A2, 2.25%, 2/25/32 ................................... 2,000 1,828
Series K142, Class A2, 2.40%, 3/25/32 ................................... 3,000 2,760
Series K143, Class A2, 2.35%, 3/25/32 ................................... 5,000 4,583
Series K144, Class A2, 2.45%, 4/25/32 ................................... 5,183 4,771
Series K145, Class A2, 2.58%, 5/25/32 ................................... 3,423 3,170
Series K146, Class A2, 2.92%, 6/25/32 ................................... 3,000 2,831
Series K147, Class A2, 3.00%, 6/25/32(c) ................................. 3,000 2,843
Series K149, Class A2, 3.53%, 8/25/32 ................................... 3,000 2,926
Series K-172, Class A2, 4.58%, 8/25/35(c) ................................. 7,000 7,194
Series K523, Class AS, 4.23% (SOFR30A+55bps), 4/25/29(a) ................... 2,996 3,000
Series K536, Class AS, 4.18% (SOFR30A+50bps), 11/25/29(a) .................. 2,747 2,749
Series K759, Class A2, 4.80%, 1/25/32(c) ................................. 3,000 3,134
Series KPLB2, Class A, 4.83%, 6/25/33(d) ................................. 5,000 5,216
Federal National Mortgage Association .......................................
Series 2016-M5, Class A2, 2.47%, 4/25/26 ................................. 1,137 1,132
Series 2017-M12, Class A2, 3.06%, 6/25/27(c) .............................. 3,008 2,980
Series 2017-M8, Class A2, 3.06%, 5/25/27(c) ............................... 5,404 5,356
Series 2018-M10, Class A2, 3.36%, 7/25/28(c) .............................. 7,400 7,357
Series 2018-M4, Class A2, 3.07%, 3/25/28(c) ............................... 1,722 1,703
Series 2021-M3G, Class A2, 1.24%, 1/25/31(c) ............................. 3,000 2,676
Series 2022-M12, Class A, 3.02%, 12/25/28(c) .............................. 5,484 5,393
Series 2022-M13, Class A2, 2.59%, 6/25/32 ................................ 10,671 9,904
Series 2022-M2, Class A2, 2.40%, 11/25/31 ................................ 5,000 4,642
Series 2022-M3, Class A2, 1.71%, 11/25/31(c) .............................. 4,000 3,559
Series 2023-M4, Class A2, 3.77%, 9/25/32(c) ............................... 4,000 3,956
113,536
Total Collateralized Mortgage Obligations (Cost $183,055)
a
a
a
187,255
Corporate Bonds (1.5%)
Financials (0.2%):
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 2,160 2,205
Utilities (1.3%):
Centerpoint Energy Restoration Bond Co. II LLC, 4.26%, 12/15/35 ................... 4,000 4,034
Centerpoint Energy Restoration Bond Co. III LLC, 4.48%, 6/15/35 ................... 4,000 4,032
Duke Energy Carolinas SC Storm Funding LLC, 4.90%, 3/1/46(e) .................... 541 551
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,207 3,338
Tennessee Valley Authority, 3.50%, 12/15/42 ................................... 5,000 4,314
16,269
Total Corporate Bonds (Cost $18,271)
a
a
a
18,474

Victory Portfolios III
Victory Government Securities Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (0.7%)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. $ 139 $ 137
State of Hawaii, GO, Series GN, 4.94%, 10/1/37, Continuously Callable @100 ........... 2,000 2,070
2,207
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.15%, 2/1/33 .............................................. 3,150 3,173
Series A, 4.28%, 2/1/36 .............................................. 2,000 2,010
Series A1-A3, 5.08%, 6/1/31 ........................................... 538 550
5,733
Texas (0.0%):(f)
State of Texas, GO, 4.86%, 10/1/35, Continuously Callable @100 .................... 500 525
Total Municipal Bonds (Cost $8,323)
a
a
a
8,465
U.S. Government Agency Mortgages (48.8%)
Federal Farm Credit Banks Funding Corporation
3.98%, 2/5/29 ..................................................... 3,000 2,995
4.58%, 4/2/29 ..................................................... 1,500 1,501
2.55%, 12/21/34 .................................................... 3,000 2,619
2.20%, 9/2/36 ..................................................... 2,000 1,619
5.60%, 8/5/39 ..................................................... 4,000 4,004
12,738
Federal Home Loan Mortgage Corporation
4.05%, 10/1/29 .................................................... 4,000 4,028
4.40%, 11/1/29 ..................................................... 3,355 3,414
3.00%, 3/1/32 - 5/1/52 ............................................... 15,837 14,747
3.42%, 10/1/33 .................................................... 348 334
3.50%, 10/1/33 - 7/1/52 .............................................. 21,235 20,255
4.00%, 10/1/33 - 12/1/52 ............................................. 21,958 21,732
4.75%, 4/1/35 ..................................................... 3,300 3,420
5.50%, 12/1/35 - 1/1/55 .............................................. 25,317 25,874
1.50%, 4/1/37 ..................................................... 2,588 2,358
5.00%, 3/1/38 - 12/1/55 .............................................. 57,721 58,327
5.10%, 7/1/40 ..................................................... 997 1,058
4.50%, 10/1/40 - 5/1/55 .............................................. 20,267 20,248
2.50%, 5/1/42 ..................................................... 2,241 2,058
3.95% (SOFR30A+226bps), 8/1/52(a) .................................... 5,725 5,737
6.50%, 2/1/53 ..................................................... 1,766 1,843
6.00%, 8/1/53 - 3/1/55 ............................................... 9,249 9,529
194,962
Federal National Mortgage Association
2.25%, 11/1/26 ..................................................... 1,711 1,691
3.00%, 2/1/27 - 4/1/52 ............................................... 12,003 11,067
2.48%, 11/1/29 ..................................................... 863 826
1.74%, 2/1/31 ..................................................... 2,959 2,652
1.64%, 9/1/31 ..................................................... 1,250 1,111
1.21%, 10/1/32(c) .................................................. 2,299 2,064
2.13%, 1/1/34 ..................................................... 3,994 3,520
4.46%, 4/1/35 ..................................................... 4,973 5,064
5.00%, 12/1/35 - 11/1/55 .............................................. 36,820 37,189
1.50%, 3/1/37 ..................................................... 2,386 2,184
5.50%, 11/1/37 - 12/1/55 .............................................. 37,592 38,419
4.50%, 1/1/38 - 1/1/56 ............................................... 39,702 39,512
4.00%, 4/1/38 - 12/1/54 .............................................. 37,589 36,779
6.00%, 5/1/38 - 11/1/54 .............................................. 2,156 2,240
4.29%, 10/1/39 .................................................... 2,366 2,324
2.50%, 6/1/41 - 3/1/52 ............................................... 18,174 16,118
3.50%, 1/1/42 - 7/1/52 ............................................... 31,149 29,698
3.48%, 7/1/42 ..................................................... 501 474

Victory Portfolios III
Victory Government Securities Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.24%, 4/1/43(c) ................................................... $ 1,235 $ 1,233
2.44%, 10/1/51 .................................................... 2,575 1,799
2.00%, 11/1/51 - 12/1/51 .............................................. 22,718 18,999
254,963
Government National Mortgage Association
7.00%, 5/15/27 - 7/15/32 ............................................. 206 214
8.00%, 5/15/27 - 9/15/30 ............................................. 71 73
7.50%, 2/15/28 - 10/20/54 ............................................. 1,610 1,641
6.00%, 4/15/28 - 10/20/53 ............................................. 5,964 6,221
6.50%, 5/15/28 - 8/20/34 ............................................. 775 814
6.75%, 5/15/28 .................................................... 1 1
5.50%, 4/20/33 - 2/20/54 ............................................. 17,988 18,517
5.00%, 5/20/33 - 11/20/54 ............................................. 14,350 14,501
2.50%, 1/20/37 - 7/20/53 ............................................. 35,800 31,642
4.50%, 9/15/39 - 9/20/53 ............................................. 17,551 17,596
4.00%, 7/15/40 - 11/20/40 ............................................. 1,532 1,519
3.00%, 8/20/51 - 12/20/53 ............................................. 24,492 22,394
3.50%, 4/20/52 - 6/20/52 ............................................. 3,125 2,941
118,074
Small Business Administration Pools
3.90% (PRIME-285bps), 9/25/31(a) ..................................... 2,086 2,078
6.37% (PRIME-38bps), 2/25/32(a) ...................................... 1,860 1,918
7.62% (PRIME+88bps), 2/25/32(a) ...................................... 833 873
8.35% (PRIME+160bps), 2/25/32(a) ..................................... 1,599 1,695
6.88% (PRIME+13bps), 6/25/32(a) ...................................... 1,108 1,154
4.25% (PRIME-250bps), 9/25/32(a) ..................................... 1,786 1,788
5.00% (PRIME-175bps), 10/25/34(a) ..................................... 822 834
10,340
Total U.S. Government Agency Mortgages (Cost $594,990)
a
a
a
591,077
U.S. Treasury Obligations (31.2%)
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 5,000 5,260
1.75%, 8/15/41 .................................................... 7,000 4,888
2.00%, 11/15/41 .................................................... 5,000 3,609
3.38%, 8/15/42 .................................................... 5,000 4,357
3.75%, 11/15/43 .................................................... 6,000 5,423
5.00%, 5/15/45 .................................................... 5,000 5,286
U.S. Treasury Notes
3.63%, 5/15/26 .................................................... 5,200 5,199
0.75%, 5/31/26 .................................................... 4,000 3,971
1.38%, 8/31/26 .................................................... 7,000 6,922
1.88%, 2/28/27 .................................................... 10,250 10,084
2.75%, 4/30/27 .................................................... 10,000 9,916
2.63%, 5/31/27 .................................................... 10,500 10,390
3.13%, 8/31/27 .................................................... 13,000 12,941
4.13%, 9/30/27 .................................................... 10,000 10,106
1.13%, 2/29/28 .................................................... 15,000 14,350
1.25%, 5/31/28 .................................................... 5,000 4,771
1.13%, 8/31/28 .................................................... 5,000 4,732
1.25%, 9/30/28 .................................................... 8,500 8,054
1.38%, 10/31/28 .................................................... 8,200 7,783
2.63%, 2/15/29 .................................................... 12,000 11,741
2.38%, 3/31/29 .................................................... 14,100 13,679
2.88%, 4/30/29 .................................................... 16,000 15,746
2.38%, 5/15/29 .................................................... 11,300 10,949
2.75%, 5/31/29 .................................................... 13,750 13,472
3.88%, 11/30/29 .................................................... 14,000 14,207
3.88%, 12/31/29 .................................................... 8,000 8,120
3.50%, 1/31/30 .................................................... 10,000 10,016
4.88%, 10/31/30 .................................................... 16,000 16,932
0.88%, 11/15/30 .................................................... 18,000 15,958

Victory Portfolios III
Victory Government Securities Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3.63%, 12/31/30 .................................................... $ 5,000 $ 5,024
1.63%, 5/15/31 .................................................... 15,000 13,632
1.25%, 8/15/31 .................................................... 16,000 14,162
1.38%, 11/15/31 .................................................... 6,000 5,312
2.88%, 5/15/32 .................................................... 13,000 12,434
4.13%, 11/15/32 .................................................... 10,000 10,250
3.50%, 2/15/33 .................................................... 15,000 14,794
3.38%, 5/15/33 .................................................... 18,000 17,581
3.88%, 8/15/34 .................................................... 8,000 8,011
4.00%, 11/15/35 .................................................... 7,000 7,025
Total U.S. Treasury Obligations (Cost $377,703)
a
a
a
377,087
Shares
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.55%(g) ............ 3,136,060 3,136
Total Investment Companies (Cost $3,136)
a
a
a
3,136
Principal Amount
(000)
Repurchase Agreements (1.0%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 3.64%, purchased on
2/27/26, with a maturity date of 3/2/26, with a repurchase value of $12,004 (collateralized by
U.S. Treasury Bonds, 4.75%, due 11/15/43, with an aggregate value of $12,240) .......... $ 12,000 12,000
Total Repurchase Agreements (Cost $12,000)
a
a
a
12,000
Shares
Collateral for Securities Loaned (0.0%)^(f)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.59%(g) ........ 110,513 110
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(g) ............ 140,438 140
Invesco Government & Agency Portfolio, Institutional Shares, 3.60%(g) ............... 110,513 111
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(g) . 80,588 81
Total Collateral for Securities Loaned (Cost $442)
a
a
a
442
Total Investments (Cost $1,215,616) — 100.4% 1,215,370
Liabilities in excess of other assets —  (0.4)% (4,501)
NET ASSETS - 100.00% $ 1,210,869
^ Purchased with cash collateral from securities on loan.
(a) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2026.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$3,525 (thousands) and amounted to 0.3% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2026.
(d) Security is interest only.
(e) All or a portion of this security is on loan.
(f) Amount represents less than 0.05% of net assets.
(g) Rate disclosed is the daily yield on February 28, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of February 28, 2026.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of February 28, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of February 28, 2026.

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Growth and Tax Strategy Fund
12
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (45.7%)
Communication Services (4.7%):
Alphabet, Inc., Class A ................................................... 42,418 $ 13,225
Alphabet, Inc., Class C ................................................... 29,597 9,217
AT&T, Inc. ........................................................... 37,058 1,038
Charter Communications, Inc., Class A(a)(b) ................................... 189 44
Comcast Corp., Class A .................................................. 32,205 997
Electronic Arts, Inc. ..................................................... 1,990 399
Live Nation Entertainment, Inc.(a) ........................................... 1,691 274
Meta Platforms, Inc., Class A .............................................. 14,882 9,647
Netflix, Inc.(a) ......................................................... 33,812 3,254
News Corp., Class A ..................................................... 2,721 66
News Corp., Class B .................................................... 1,151 31
Omnicom Group, Inc. .................................................... 2,709 231
The Walt Disney Co. .................................................... 14,363 1,523
T-Mobile US, Inc. ...................................................... 3,497 759
Verizon Communications, Inc. .............................................. 23,812 1,194
Versant Media Group, Inc.(a) .............................................. 1,167 39
Warner Bros Discovery, Inc.(a) ............................................. 17,681 498
42,436
Consumer Discretionary (4.6%):
Amazon.com, Inc.(a) .................................................... 66,527 13,972
AutoZone, Inc.(a) ....................................................... 236 886
Bath & Body Works, Inc. ................................................. 1,449 33
Best Buy Co., Inc. ...................................................... 1,247 77
Booking Holdings, Inc. ................................................... 193 818
CarMax, Inc.(a) ........................................................ 1,130 49
Carnival Corp. ......................................................... 4,880 154
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 16,242 605
D.R. Horton, Inc. ....................................................... 3,028 486
Darden Restaurants, Inc. .................................................. 1,474 315
Domino's Pizza, Inc. ..................................................... 130 52
eBay, Inc. ............................................................ 6,771 615
Expedia Group, Inc. ..................................................... 781 168
Ford Motor Co. ........................................................ 24,729 348
Garmin Ltd. ........................................................... 1,270 321
General Motors Co. ..................................................... 1,945 153
Genuine Parts Co. ...................................................... 1,110 132
Hasbro, Inc. ........................................................... 1,004 100
Hilton Worldwide Holdings, Inc. ............................................ 3,004 937
Lennar Corp., Class A .................................................... 1,491 171
Lowe's Cos., Inc. ....................................................... 3,214 850
Marriott International, Inc., Class A .......................................... 900 308
McDonald's Corp. ...................................................... 6,330 2,160
MGM Resorts International(a) .............................................. 1,171 43
NIKE, Inc., Class B ..................................................... 9,920 617
NVR, Inc.(a) .......................................................... 9 68
O'Reilly Automotive, Inc.(a) ............................................... 4,307 404
Pool Corp. ............................................................ 196 45
PulteGroup, Inc. ........................................................ 2,359 324
Ralph Lauren Corp., Class A ............................................... 420 152
Ross Stores, Inc. ....................................................... 2,808 577
Royal Caribbean Cruises Ltd. .............................................. 2,197 683
Starbucks Corp. ........................................................ 10,260 1,006
Tapestry, Inc. .......................................................... 3,019 469
Tesla, Inc.(a) .......................................................... 21,670 8,723
The Home Depot, Inc. ................................................... 4,545 1,730
The TJX Cos., Inc. ...................................................... 9,986 1,614
Tractor Supply Co. ...................................................... 6,907 358
Williams-Sonoma, Inc. ................................................... 483 99
Wynn Resorts Ltd. ...................................................... 87 9

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Yum! Brands, Inc. ...................................................... 2,220 $ 373
41,004
Consumer Staples (2.4%):
Altria Group, Inc. ....................................................... 13,669 944
Archer-Daniels-Midland Co. ............................................... 2,147 148
Brown-Forman Corp., Class B(b) ........................................... 316 9
Bunge Global SA ....................................................... 932 112
Church & Dwight Co., Inc. ................................................ 1,266 133
Colgate-Palmolive Co. ................................................... 6,554 650
Constellation Brands, Inc., Class A .......................................... 2,471 390
Costco Wholesale Corp. .................................................. 2,960 2,991
Hormel Foods Corp. ..................................................... 5,384 138
Kenvue, Inc. .......................................................... 20,867 399
Kimberly-Clark Corp. .................................................... 1,782 199
Molson Coors Beverage Co., Class B ......................................... 908 44
Mondelez International, Inc., Class A ......................................... 11,574 713
Monster Beverage Corp.(a) ................................................ 5,505 470
PepsiCo, Inc. .......................................................... 6,584 1,118
Philip Morris International, Inc. ............................................. 10,891 2,035
Sysco Corp. ........................................................... 3,871 353
Target Corp. .......................................................... 3,796 432
The Clorox Co. ........................................................ 837 106
The Coca-Cola Co. ...................................................... 25,467 2,077
The Estee Lauder Cos., Inc., Class A ......................................... 1,984 217
The Hershey Co. ....................................................... 910 215
The J.M. Smucker Co. ................................................... 2,188 254
The Kroger Co. ........................................................ 7,825 534
The Procter & Gamble Co. ................................................ 17,031 2,848
Tyson Foods, Inc., Class A ................................................ 2,503 163
Walmart, Inc. .......................................................... 29,486 3,772
21,464
Energy (1.5%):
Baker Hughes Co., Class A ................................................ 8,513 556
Chevron Corp. ......................................................... 8,716 1,628
ConocoPhillips Co. ..................................................... 12,984 1,473
Coterra Energy, Inc. ..................................................... 5,337 163
Devon Energy Corp. ..................................................... 4,751 207
Diamondback Energy, Inc. ................................................ 2,110 367
EOG Resources, Inc. .................................................... 4,188 520
Exxon Mobil Corp. ..................................................... 29,485 4,496
Halliburton Co. ........................................................ 8,466 305
Kinder Morgan, Inc. ..................................................... 3,889 129
Marathon Petroleum Corp. ................................................ 2,064 409
Occidental Petroleum Corp. ............................................... 3,679 195
ONEOK, Inc. .......................................................... 5,513 456
Phillips 66 Co. ......................................................... 3,188 492
SLB Ltd. ............................................................. 8,968 460
Targa Resources Corp. ................................................... 558 132
Texas Pacific Land Corp. ................................................. 301 158
The Williams Cos., Inc. .................................................. 14,335 1,071
Valero Energy Corp. ..................................................... 2,568 526
13,743
Financials (5.9%):
Aflac, Inc. ............................................................ 6,523 737
American Express Co. ................................................... 2,736 845
American International Group, Inc. .......................................... 6,463 520
Ameriprise Financial, Inc. ................................................. 1,152 542
Aon PLC, Class A ...................................................... 2,315 777
Apollo Global Management, Inc. ............................................ 1,113 116
Arch Capital Group Ltd.(a) ................................................ 824 83
Arthur J. Gallagher & Co. ................................................. 2,370 541
Assurant, Inc. ......................................................... 293 67

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Bank of America Corp. ................................................... 61,032 $ 3,041
Berkshire Hathaway, Inc., Class B(a) ......................................... 12,748 6,438
BlackRock, Inc. ........................................................ 1,154 1,227
Blackstone, Inc. ........................................................ 1,294 147
Block, Inc., Class A(a) ................................................... 1,766 112
Capital One Financial Corp. ............................................... 3,379 661
Cboe Global Markets, Inc. ................................................ 324 97
Cincinnati Financial Corp. ................................................ 1,202 197
Citigroup, Inc. ......................................................... 3,770 415
Citizens Financial Group, Inc. .............................................. 1,223 74
CME Group, Inc., Class A ................................................. 2,012 643
Coinbase Global, Inc., Class A(a) ........................................... 1,893 333
Corpay, Inc.(a) ......................................................... 249 81
Fidelity National Information Services, Inc. .................................... 1,180 60
Fifth Third Bancorp ..................................................... 8,234 407
Fiserv, Inc.(a) .......................................................... 3,400 212
Franklin Resources, Inc. .................................................. 1,427 38
Global Payments, Inc. .................................................... 783 60
Globe Life, Inc. ........................................................ 490 71
Huntington Bancshares, Inc. ............................................... 1,619 27
Interactive Brokers Group, Inc., Class A ....................................... 1,209 86
Intercontinental Exchange, Inc. ............................................. 5,129 842
Invesco Ltd. ........................................................... 2,606 68
JPMorgan Chase & Co. .................................................. 21,083 6,332
KeyCorp ............................................................. 4,544 94
Lincoln National Corp. ................................................... 1,733 59
Loews Corp. .......................................................... 2,090 230
M&T Bank Corp. ....................................................... 851 185
Marsh & McLennan Cos., Inc. ............................................. 5,030 939
Mastercard, Inc., Class A ................................................. 5,498 2,844
MetLife, Inc. .......................................................... 4,334 312
Moody's Corp. ......................................................... 1,532 732
Morgan Stanley ........................................................ 10,631 1,770
MSCI, Inc., Class A ..................................................... 991 567
Nasdaq, Inc. .......................................................... 3,835 336
Northern Trust Corp. .................................................... 575 82
PayPal Holdings, Inc. .................................................... 6,960 322
Principal Financial Group, Inc. ............................................. 2,475 236
Prudential Financial, Inc. ................................................. 2,493 245
Raymond James Financial, Inc. ............................................. 1,988 304
Regions Financial Corp. .................................................. 9,785 272
Robinhood Markets, Inc., Class A(a) ......................................... 7,188 545
S&P Global, Inc. ....................................................... 1,232 544
State Street Corp. ....................................................... 2,324 299
Synchrony Financial ..................................................... 6,100 422
T. Rowe Price Group, Inc. ................................................. 1,970 186
The Allstate Corp. ...................................................... 3,038 652
The Bank of New York Mellon Corp. ......................................... 5,849 697
The Charles Schwab Corp. ................................................ 8,731 831
The Goldman Sachs Group, Inc. ............................................ 3,096 2,661
The Hartford Insurance Group, Inc. .......................................... 2,900 408
The PNC Financial Services Group, Inc. ...................................... 2,905 617
The Progressive Corp. ................................................... 5,434 1,161
The Travelers Cos., Inc. .................................................. 2,350 725
Truist Financial Corp. .................................................... 3,629 179
U.S. Bancorp .......................................................... 2,949 161
Visa, Inc., Class A ...................................................... 12,935 4,142
W.R. Berkley Corp. ..................................................... 4,011 288
Wells Fargo & Co. ...................................................... 20,730 1,688
Willis Towers Watson PLC ................................................ 801 244
51,876
Health Care (4.5%):
Abbott Laboratories ..................................................... 15,503 1,804

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
AbbVie, Inc. .......................................................... 11,590 $ 2,690
Agilent Technologies, Inc. ................................................. 2,762 335
Amgen, Inc. ........................................................... 4,830 1,875
Baxter International, Inc. ................................................. 5,100 104
Becton Dickinson & Co. .................................................. 1,644 290
Biogen, Inc.(a) ......................................................... 1,081 207
Bio-Techne Corp. ....................................................... 1,557 92
Boston Scientific Corp.(a) ................................................. 12,870 989
Bristol-Myers Squibb Co. ................................................. 10,988 685
Cardinal Health, Inc. .................................................... 2,310 530
Cencora, Inc. .......................................................... 1,564 582
Centene Corp.(a) ....................................................... 4,633 208
Charles River Laboratories International, Inc.(a) ................................. 489 87
CVS Health Corp. ...................................................... 7,538 602
Danaher Corp. ......................................................... 5,308 1,118
DaVita, Inc.(a) ......................................................... 748 117
Dexcom, Inc.(a) ........................................................ 2,601 191
Edwards Lifesciences Corp.(a) ............................................. 5,760 498
Elevance Health, Inc. .................................................... 1,750 560
Eli Lilly & Co. ......................................................... 6,015 6,327
Gilead Sciences, Inc. .................................................... 9,237 1,376
HCA Healthcare, Inc. .................................................... 699 370
Hologic, Inc.(a) ........................................................ 1,152 87
Humana, Inc. .......................................................... 886 169
IDEXX Laboratories, Inc.(a) ............................................... 808 531
Intuitive Surgical, Inc.(a) ................................................. 3,213 1,618
Johnson & Johnson ..................................................... 15,751 3,912
Labcorp Holdings, Inc. ................................................... 668 193
McKesson Corp. ....................................................... 611 603
Medtronic PLC ........................................................ 2,213 216
Merck & Co., Inc. ...................................................... 16,441 2,036
Mettler-Toledo International, Inc.(a) ......................................... 250 342
Moderna, Inc.(a)(b) ..................................................... 5,492 294
Molina Healthcare, Inc.(a) ................................................ 750 116
Pfizer, Inc. ............................................................ 22,952 635
Quest Diagnostics, Inc. ................................................... 837 177
Regeneron Pharmaceuticals, Inc. ............................................ 609 476
ResMed, Inc. .......................................................... 1,315 337
Revvity, Inc. .......................................................... 680 67
STERIS PLC .......................................................... 372 94
Stryker Corp. .......................................................... 3,361 1,302
The Cigna Group ....................................................... 2,238 649
Thermo Fisher Scientific, Inc. .............................................. 1,992 1,038
UnitedHealth Group, Inc. ................................................. 6,743 1,978
Universal Health Services, Inc., Class B ....................................... 247 51
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,469 730
Viatris, Inc. ........................................................... 11,825 177
Waters Corp.(a) ........................................................ 912 291
Zoetis, Inc., Class A ..................................................... 3,969 520
40,276
Industrials (4.2%):
3M Co. .............................................................. 610 101
Allegion PLC ......................................................... 613 99
Amentum Holdings, Inc.(a) ................................................ 1,020 30
AMETEK, Inc. ........................................................ 2,775 664
Builders FirstSource, Inc.(a) ............................................... 339 35
C.H. Robinson Worldwide, Inc. ............................................. 225 42
Carrier Global Corp. ..................................................... 7,990 515
Caterpillar, Inc. ........................................................ 2,925 2,173
Cintas Corp. .......................................................... 4,174 840
Comfort Systems USA, Inc. ............................................... 43 61
Copart, Inc.(a) ......................................................... 9,139 348
CSX Corp. ............................................................ 24,027 1,026

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cummins, Inc. ......................................................... 1,300 $ 759
Deere & Co. .......................................................... 1,348 849
Dover Corp. ........................................................... 936 211
Eaton Corp. PLC ....................................................... 2,008 755
EMCOR Group, Inc. .................................................... 52 38
Emerson Electric Co. .................................................... 4,724 712
Equifax, Inc. .......................................................... 1,023 214
Expeditors International of Washington, Inc. .................................... 1,122 163
Fastenal Co. ........................................................... 10,764 496
FedEx Corp. .......................................................... 1,690 654
Fortive Corp. .......................................................... 1,835 109
GE Vernova, Inc. ....................................................... 1,707 1,491
Generac Holdings, Inc.(a) ................................................. 285 64
General Dynamics Corp. .................................................. 1,726 616
General Electric Co. ..................................................... 6,779 2,319
Honeywell International, Inc. .............................................. 4,610 1,123
Howmet Aerospace, Inc. .................................................. 3,713 975
Hubbell, Inc., Class B .................................................... 73 37
Huntington Ingalls Industries, Inc. ........................................... 112 50
Illinois Tool Works, Inc. .................................................. 1,946 566
Ingersoll Rand, Inc. ..................................................... 4,166 392
J.B. Hunt Transport Services, Inc. ........................................... 212 49
Jacobs Solutions, Inc. .................................................... 963 133
Johnson Controls International PLC .......................................... 6,676 963
L3Harris Technologies, Inc. ............................................... 808 295
Lockheed Martin Corp. ................................................... 1,618 1,065
Masco Corp. .......................................................... 2,230 160
Norfolk Southern Corp. .................................................. 2,167 682
Northrop Grumman Corp. ................................................. 1,346 975
Old Dominion Freight Line, Inc. ............................................ 1,764 358
Otis Worldwide Corp. .................................................... 2,705 250
PACCAR, Inc. ......................................................... 3,846 485
Parker-Hannifin Corp. ................................................... 1,216 1,227
Paychex, Inc. .......................................................... 2,957 277
Pentair PLC ........................................................... 869 86
Quanta Services, Inc. .................................................... 1,444 813
Republic Services, Inc., Class A ............................................ 2,086 478
Rockwell Automation, Inc. ................................................ 980 399
Rollins, Inc. ........................................................... 626 38
RTX Corp. ............................................................ 9,870 2,000
Southwest Airlines Co. ................................................... 4,050 200
Stanley Black & Decker, Inc. .............................................. 663 57
Textron, Inc. .......................................................... 2,069 204
The Boeing Co.(a) ...................................................... 5,174 1,177
Trane Technologies PLC .................................................. 840 388
TransDigm Group, Inc. ................................................... 593 773
Uber Technologies, Inc.(a) ................................................ 8,292 625
Union Pacific Corp. ..................................................... 3,764 997
United Parcel Service, Inc., Class B .......................................... 6,608 766
United Rentals, Inc. ..................................................... 750 630
Veralto Corp. .......................................................... 2,045 199
Verisk Analytics, Inc., Class A .............................................. 1,450 301
W.W. Grainger, Inc. ..................................................... 478 547
Waste Management, Inc. .................................................. 3,791 913
Westinghouse Air Brake Technologies Corp. .................................... 1,745 461
Xylem, Inc. ........................................................... 1,548 201
37,699
Information Technology (15.1%):
Accenture PLC, Class A .................................................. 2,262 472
Adobe, Inc.(a) ......................................................... 4,862 1,276
Advanced Micro Devices, Inc.(a) ............................................ 11,262 2,255
Akamai Technologies, Inc.(a) .............................................. 1,741 171
Amphenol Corp., Class A ................................................. 11,268 1,646

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Analog Devices, Inc. .................................................... 2,876 $ 1,023
Apple, Inc. ........................................................... 101,337 26,771
Applied Materials, Inc. ................................................... 5,380 2,003
AppLovin Corp., Class A(a) ............................................... 2,361 1,026
Arista Networks, Inc.(a) .................................................. 9,456 1,262
Autodesk, Inc.(a) ....................................................... 1,733 426
Broadcom, Inc. ........................................................ 32,693 10,447
Cadence Design Systems, Inc.(a) ............................................ 2,993 902
Ciena Corp.(a) ......................................................... 691 241
Cisco Systems, Inc. ..................................................... 32,512 2,583
Cognizant Technology Solutions Corp., Class A ................................. 3,759 242
Corning, Inc. .......................................................... 7,670 1,153
Crowdstrike Holdings, Inc., Class A(a) ....................................... 2,850 1,060
Dell Technologies, Inc., Class C ............................................ 1,599 237
EPAM Systems, Inc.(a) ................................................... 822 116
F5, Inc.(a) ............................................................ 344 93
Fair Isaac Corp.(a) ...................................................... 223 314
Fortinet, Inc.(a) ........................................................ 7,830 619
Gartner, Inc.(a) ........................................................ 308 48
Gen Digital, Inc. ....................................................... 5,969 135
Hewlett Packard Enterprise Co. ............................................. 6,048 130
HP, Inc. .............................................................. 7,898 150
Intel Corp.(a) .......................................................... 33,447 1,526
International Business Machines Corp. ........................................ 7,540 1,811
Intuit, Inc. ............................................................ 2,969 1,214
Jabil, Inc. ............................................................ 442 117
Keysight Technologies, Inc.(a) ............................................. 1,865 573
KLA Corp. ........................................................... 897 1,368
Lam Research Corp. ..................................................... 8,707 2,036
Microchip Technology, Inc. ................................................ 3,504 262
Micron Technology, Inc. .................................................. 7,737 3,191
Microsoft Corp. ........................................................ 50,078 19,668
Monolithic Power Systems, Inc. ............................................ 235 269
Motorola Solutions, Inc. .................................................. 1,485 716
NetApp, Inc. .......................................................... 2,469 245
NVIDIA Corp. ......................................................... 168,360 29,833
NXP Semiconductors NV ................................................. 556 126
ON Semiconductor Corp.(a) ............................................... 4,061 270
Oracle Corp. .......................................................... 13,228 1,923
Palantir Technologies, Inc., Class A(a) ........................................ 1,578 216
Palo Alto Networks, Inc.(a) ................................................ 9,338 1,391
PTC, Inc.(a) ........................................................... 1,383 217
Qnity Electronics, Inc. ................................................... 1,483 188
QUALCOMM, Inc. ..................................................... 7,844 1,117
Ralliant Corp. ......................................................... 611 28
Roper Technologies, Inc. .................................................. 798 279
Salesforce, Inc. ........................................................ 6,219 1,211
Sandisk Corp.(a) ....................................................... 1,211 769
Seagate Technology Holdings PLC .......................................... 2,325 948
ServiceNow, Inc.(a) ..................................................... 8,570 926
Super Micro Computer, Inc.(a) ............................................. 5,466 177
Synopsys, Inc.(a) ....................................................... 1,398 579
TE Connectivity PLC .................................................... 2,933 675
Teledyne Technologies, Inc.(a) ............................................. 174 119
Teradyne, Inc. ......................................................... 622 199
Texas Instruments, Inc. ................................................... 6,474 1,373
VeriSign, Inc. .......................................................... 690 157
Western Digital Corp. .................................................... 2,652 742
Workday, Inc., Class A(a) ................................................. 4,579 612
133,872
Materials (1.0%):
Air Products and Chemicals, Inc. ............................................ 1,632 450
Albemarle Corp. ....................................................... 1,398 250

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Amcor PLC ........................................................... 4,578 $ 222
Avery Dennison Corp. ................................................... 660 130
Ball Corp. ............................................................ 2,732 183
CF Industries Holdings, Inc. ............................................... 2,537 253
Corteva, Inc. .......................................................... 5,118 410
CRH PLC ............................................................ 1,182 142
Dow, Inc. ............................................................ 8,496 261
DuPont de Nemours, Inc. ................................................. 2,966 148
Eastman Chemical Co. ................................................... 940 71
Ecolab, Inc. ........................................................... 1,670 515
Freeport-McMoRan, Inc. ................................................. 15,881 1,081
International Flavors & Fragrances, Inc. ....................................... 1,415 116
International Paper Co. ................................................... 3,941 172
Linde PLC ............................................................ 2,121 1,078
LyondellBasell Industries NV, Class A ........................................ 3,430 197
Martin Marietta Materials, Inc. ............................................. 721 488
Newmont Corp. ........................................................ 4,731 615
Nucor Corp. ........................................................... 2,641 467
Packaging Corp. of America ............................................... 449 104
PPG Industries, Inc. ..................................................... 1,640 202
Smurfit Westrock PLC ................................................... 5,184 244
Steel Dynamics, Inc. ..................................................... 548 106
The Mosaic Co. ........................................................ 4,418 123
The Sherwin-Williams Co. ................................................ 2,304 835
Vulcan Materials Co. .................................................... 1,110 344
9,207
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc. ......................................... 3,896 211
American Tower Corp. ................................................... 2,283 438
AvalonBay Communities, Inc. .............................................. 510 90
CBRE Group, Inc., Class A(a) .............................................. 3,165 467
CoStar Group, Inc.(a) .................................................... 1,755 78
Digital Realty Trust, Inc. .................................................. 996 176
Equinix, Inc. .......................................................... 653 636
Equity Residential ...................................................... 2,215 140
Extra Space Storage, Inc. ................................................. 2,634 398
Host Hotels & Resorts, Inc. ................................................ 4,081 80
Iron Mountain, Inc. ..................................................... 4,076 442
Kimco Realty Corp. ..................................................... 4,832 114
Millrose Properties, Inc. .................................................. 1,333 42
Prologis, Inc. .......................................................... 5,933 846
Public Storage ......................................................... 225 69
Realty Income Corp. .................................................... 4,421 296
Regency Centers Corp. ................................................... 1,209 96
Simon Property Group, Inc. ............................................... 2,509 511
Ventas, Inc. ........................................................... 3,084 266
Welltower, Inc. ......................................................... 4,907 1,016
Weyerhaeuser Co. ...................................................... 9,612 236
6,648
Utilities (1.1%):
Alliant Energy Corp. .................................................... 1,641 119
Ameren Corp. ......................................................... 2,584 293
American Electric Power Co., Inc. ........................................... 4,362 584
CenterPoint Energy, Inc. .................................................. 7,383 321
CMS Energy Corp. ...................................................... 2,896 226
Consolidated Edison, Inc. ................................................. 1,480 167
Constellation Energy Corp. ................................................ 3,573 1,179
DTE Energy Co. ....................................................... 1,540 228
Duke Energy Corp. ...................................................... 3,326 435
Edison International ..................................................... 5,828 436
Entergy Corp. ......................................................... 2,500 268
Evergy, Inc. ........................................................... 1,539 129

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Eversource Energy ...................................................... 2,689 $ 205
Exelon Corp. .......................................................... 6,833 338
NextEra Energy, Inc. .................................................... 15,792 1,480
NiSource, Inc. ......................................................... 3,843 182
NRG Energy, Inc. ....................................................... 3,062 548
PG&E Corp. .......................................................... 12,541 238
Pinnacle West Capital Corp. ............................................... 533 53
PPL Corp. ............................................................ 5,508 215
Public Service Enterprise Group, Inc. ......................................... 3,040 262
Sempra .............................................................. 2,820 271
The AES Corp. ........................................................ 11,131 192
The Southern Co. ....................................................... 5,454 531
Vistra Corp. ........................................................... 2,530 440
WEC Energy Group, Inc. ................................................. 3,646 426
Xcel Energy, Inc. ....................................................... 4,297 358
10,124
Total Common Stocks (Cost $95,424)
a
a
a
408,349
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR, expiring 1/4/27(a)(d) ................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (53.5%)
Alabama (3.2%):
Black Belt Energy Gas District Revenue
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(e) ............................... $ 3,000 3,134
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 2,500 2,616
Series D-1, 5.50%, 6/1/49, (Put Date 2/1/29)(e) ............................. 1,000 1,070
Series E, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,500 2,712
Series E, 5.00%, 12/1/55, (Put Date 5/1/35)(e) .............................. 1,250 1,380
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously
Callable @100 ..................................................... 2,000 2,062
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 1,000 1,052
Energy Southeast A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 1,000 1,092
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 3,000 3,182
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 1/1/56, (Put Date 6/1/35)(e) ............................... 4,000 4,205
Series B, 5.25%, 3/1/55, (Put Date 1/1/33)(e) ............................... 1,600 1,730
Series H, 5.00%, 11/1/35, Continuously Callable @100 ........................ 2,000 2,192
Walker County Board of Education Special Tax, 4.25%, 3/1/54, Continuously Callable @100 2,500 2,368
28,795
Arizona (1.5%):
Arizona IDA Revenue
5.00%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,030
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 400 373
Series B, 4.00%, 7/1/52, Continuously Callable @100 ......................... 840 690
Series F, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 1,003
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100 ............................... 425 407
4.00%, 2/15/46, Continuously Callable @100 ............................... 345 304
4.00%, 2/15/51, Continuously Callable @100 ............................... 300 251
Maricopa County & Phoenix IDA Revenue, Series A, 4.70%, 9/1/55, Continuously Callable
@100 ........................................................... 745 757
Maricopa County IDA Revenue
4.00%, 7/1/51, Continuously Callable @100(f) .............................. 1,500 1,221
Series A, 5.00%, 9/1/42, Continuously Callable @100 ......................... 500 518
Series A, 4.00%, 7/1/46, Continuously Callable @100 ......................... 735 680
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 856

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(f) ............. $ 2,000 $ 1,957
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102 ............ 1,155 997
The County of Pima IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100(f) ....... 1,000 751
The IDA of the City of Phoenix Arizona Revenue, 5.00%, 7/1/46, Continuously Callable @100 1,300 1,300
13,095
California (1.5%):
California Community Choice Financing Authority Revenue, Series C, 5.00%, 12/1/55, (Put
Date 10/1/33)(e) .................................................... 1,500 1,623
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 1,500 1,499
California Municipal Finance Authority Revenue, 5.00%, 7/1/55, Continuously Callable @103 1,000 1,026
Los Angeles Housing Authority Revenue, Series A, 4.40%, 12/1/54, Continuously Callable
@100 ........................................................... 2,000 1,858
University of California Revenue, Series AL-2, 0.70%, 5/15/48, Callable 4/1/26 @ 100(g) ... 4,200 4,200
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.), 8/1/34(h) ................................................... 4,435 3,445
13,651
Colorado (1.1%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 4/1/48, Continuously Callable @100 ............................... 710 713
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 555
5.00%, 9/1/52, Continuously Callable @100 ............................... 730 719
4.50%, 7/1/53, Continuously Callable @100 ............................... 1,000 951
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 625
Series A, 5.00%, 12/1/38, Continuously Callable @100 ........................ 1,000 1,053
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 9/1/50, Pre-refunded 9/1/30 @
100 ............................................................. 1,000 1,080
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable
@100 ........................................................... 1,000 1,006
Denver Health & Hospital Authority Certificates of Participation, 5.00%, 12/1/48, Continuously
Callable @100 ..................................................... 1,900 1,898
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 1,000 1,019
9,619
Connecticut (0.6%):
Connecticut Housing Finance Authority Revenue, Series A-1, 4.65%, 11/15/51, Continuously
Callable @100 ..................................................... 1,500 1,509
Connecticut State Health & Educational Facilities Authority Revenue, 5.25%, 7/1/53,
Continuously Callable @100 ........................................... 1,000 1,040
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100 ........................ 1,500 1,609
Series A, 5.00%, 4/15/37, Continuously Callable @100 ........................ 1,000 1,047
5,205
Delaware (0.0%):(c)
Delaware State Housing Authority Revenue, Series A, 4.70%, 7/1/55, Continuously Callable
@100 ........................................................... 245 251
Florida (2.3%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100 ............................... 600 615
5.00%, 8/1/55, Continuously Callable @100 ............................... 1,300 1,229
Capital Trust Authority Revenue
Series A, 5.13%, 12/15/54, Continuously Callable @100 ....................... 1,000 922
Series A, 5.25%, 12/1/55, Continuously Callable @100 ........................ 135 136
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103 ... 1,000 942
City of Pompano Beach Revenue, Series A, 4.00%, 9/1/51, Continuously Callable @103 .... 500 400
County of Miami-Dade Aviation Revenue, Series B, 5.25%, 10/1/55, Continuously Callable
@100 ........................................................... 1,500 1,579
Florida Development Finance Corp. Revenue
5.00%, 7/1/51, Continuously Callable @100 ............................... 1,175 1,148
Series A, 5.00%, 6/15/52, Continuously Callable @100 ........................ 1,250 1,193
Florida Housing Finance Corp. Revenue, Series 3, 5.13%, 1/1/56, Continuously Callable @100 765 786
Lee County IDA Revenue, Series A, 5.25%, 10/1/52, Continuously Callable @103 ........ 850 810

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Orange County Health Facilities Authority Revenue
Series A, 4.50%, 10/1/56, Continuously Callable @100 ........................ $ 1,000 $ 969
Series A, 5.25%, 10/1/56, Continuously Callable @100 ........................ 3,000 3,139
Palm Beach County Health Facilities Authority Revenue, Series B, 5.00%, 11/15/55,
Continuously Callable @103 ........................................... 2,500 2,492
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable
@103 ........................................................... 700 716
Seminole County IDA Revenue, Series A, 4.00%, 6/15/51, Continuously Callable @100(f) .. 830 622
Volusia County Educational Facility Authority Revenue, 5.25%, 6/1/54, Continuously Callable
@100 ........................................................... 3,000 3,047
20,745
Georgia (3.1%):
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41, Continuously
Callable @100(g) ................................................... 5,500 5,500
Development Authority of Floyd County Revenue, Series GA, 1.05%, 9/1/26, Continuously
Callable @100(g) ................................................... 2,200 2,200
Georgia Housing & Finance Authority Revenue
Series A, 4.70%, 12/1/55, Continuously Callable @100 ........................ 2,000 2,015
Series C, 4.60%, 12/1/54, Continuously Callable @100 ........................ 1,000 1,002
Series E, 5.25%, 6/1/55, Continuously Callable @100 ......................... 3,000 3,140
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,000 1,001
Main Street Natural Gas, Inc. Revenue, Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(e) ..... 2,000 2,157
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 425 376
The Development Authority of Burke County Revenue, Series 1, 1.10%, 7/1/49, Continuously
Callable @100(g) ................................................... 2,800 2,800
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.05%, 11/1/52, Continuously Callable @100(g) ............................. 7,460 7,460
27,651
Idaho (0.1%):
Idaho Health Facilities Authority Revenue, Series A, 5.25%, 3/1/53, Continuously Callable
@100 ........................................................... 1,000 1,059
Illinois (3.9%):
Chicago Board of Education, GO
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 3,200 3,021
Series A, 5.75%, 12/1/50, Continuously Callable @100 ........................ 2,145 2,185
Series H, 5.00%, 12/1/46, Continuously Callable @100 ........................ 2,000 1,897
Chicago O'Hare International Airport Revenue, Series C, 5.25%, 1/1/54, Continuously Callable
@100 ........................................................... 500 530
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/52,
Continuously Callable @100 ........................................... 685 698
City of Chicago Wastewater Transmission Revenue, Series A, 5.00%, 1/1/47, Continuously
Callable @100 ..................................................... 1,000 1,005
City of Chicago, GO
Series A, 5.00%, 1/1/45, Continuously Callable @100 ......................... 2,500 2,509
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,335 1,402
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 1,000 1,010
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 1,000 1,031
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable
@102 ........................................................... 1,000 1,031
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 1,000 1,001
0.00%, 5/15/40, Continuously Callable @100(i) ............................. 385 16
4.00%, 10/15/44, Continuously Callable @103 .............................. 2,000 1,691
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 1,000 1,012
Series A, 5.00%, 5/15/45, Continuously Callable @100 ........................ 1,000 984
Series B, 5.00%, 10/1/49, Continuously Callable @100(f) ...................... 750 730
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 45 46
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 25 25
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 5 5
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 925 938

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Illinois Housing Development Authority Revenue, Series I, 4.63%, 4/1/50, Continuously
Callable @100 ..................................................... $ 3,000 $ 2,985
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 2,500 2,505
Northern Illinois University Certificates of Participation, 5.50%, 4/1/49, Continuously Callable
@100 ........................................................... 1,000 1,065
Sangamon County Water Reclamation District, GO, Series A, 5.75%, 1/1/53, Continuously
Callable @100 ..................................................... 1,235 1,237
St. Clair County Community Unit School District No. 187, GO (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 1/1/54, Continuously Callable @100 ........... 1,000 1,025
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 225 247
Series A, 5.50%, 3/1/47, Continuously Callable @100 ......................... 1,000 1,055
Series B, 4.00%, 10/1/33, Continuously Callable @100 ........................ 2,300 2,407
35,293
Indiana (0.9%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.),
4.00%, 2/1/39, Continuously Callable @100 ............................... 1,000 1,007
Indiana Finance Authority Revenue
5.25%, 3/1/54, Continuously Callable @100 ............................... 4,000 4,126
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,100 1,097
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 1,500 1,501
7,731
Iowa (0.1%):
Iowa Finance Authority Revenue, Series A, 4.75%, 7/1/55, Continuously Callable @100 .... 1,260 1,272
Kansas (0.4%):
City of Lawrence Revenue, Series A, 5.00%, 7/1/43, Continuously Callable @100 ........ 1,500 1,516
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100 ......................... 1,250 1,251
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 1,000 1,001
3,768
Kentucky (1.6%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... 1,000 1,002
Kentucky Economic Development Finance Authority Revenue, Series A, 5.00%, 5/15/46,
Continuously Callable @100 ........................................... 1,000 839
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100 .......... 1,000 1,010
Kentucky Municipal Energy Agency Revenue, 5.00%, 1/1/50, Continuously Callable @100 .. 3,000 3,136
Kentucky Public Energy Authority Revenue
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 3,215 3,423
Series B, 5.00%, 1/1/55, (Put Date 8/1/32)(e) ............................... 1,250 1,355
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 4,000 3,886
14,651
Louisiana (0.7%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/44, Continuously Callable @100 .................................... 500 481
Louisiana Housing Corp. Revenue, Series A, 4.70%, 6/1/55, Continuously Callable @100 ... 1,000 1,004
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,000 1,030
5.00%, 10/1/43, Continuously Callable @100 ............................... 1,000 1,016
Louisiana Public Facilities Authority Revenue
5.25%, 10/1/53, Continuously Callable @100 ............................... 2,000 2,005
5.25%, 7/1/55, Continuously Callable @100 ............................... 700 744
6,280
Maine (0.8%):
Finance Authority of Maine Revenue, 5.50%, 7/1/55, Continuously Callable @100 ........ 2,000 2,110
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 761
Maine State Housing Authority Revenue
Series A, 4.70%, 11/15/53, Continuously Callable @100 ....................... 2,000 2,000

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series C, 5.25%, 11/15/55, Continuously Callable @100 ....................... $ 2,000 $ 2,045
6,916
Maryland (1.3%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 865 893
Maryland Economic Development Corp. Revenue, 4.50%, 10/1/54, Continuously Callable
@100 ........................................................... 2,000 1,948
Maryland Health & Higher Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,250 1,289
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,250 1,283
5.00%, 10/1/54, Continuously Callable @100 ............................... 2,500 2,562
5.00%, 7/1/55, Continuously Callable @100 ............................... 1,500 1,564
Series A, 5.25%, 7/1/52, Continuously Callable @100 ......................... 2,000 2,091
11,630
Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 1,000
5.00%, 10/1/57, Continuously Callable @102(f) ............................. 1,000 968
Series A, 5.00%, 6/1/39, Pre-refunded 6/1/29 @ 100 .......................... 1,000 1,091
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 1,600 1,601
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 500 463
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 767
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 1,000 1,000
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 1,000 997
Series J2, 5.00%, 7/1/53, Continuously Callable @100 ........................ 1,915 1,926
Series N, 5.50%, 7/1/55, Continuously Callable @100 ........................ 2,000 2,126
Massachusetts Housing Finance Agency Revenue, Series 242, 4.80%, 12/1/55, Continuously
Callable @100 ..................................................... 1,250 1,261
13,200
Michigan (1.5%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,000 1,001
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program), 5.00%, 5/1/42, Continuously Callable @100 ........................ 1,000 1,034
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100 ....... 1,000 1,024
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable
@103 ........................................................... 500 434
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series
A, 5.00%, 5/1/40, Continuously Callable @100 ............................. 1,250 1,256
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... 1,000 1,004
Michigan Finance Authority Revenue
4.00%, 2/1/42, Continuously Callable @100 ............................... 745 680
4.00%, 9/1/45, Continuously Callable @100 ............................... 1,000 795
4.00%, 12/1/51, Continuously Callable @100 ............................... 1,490 769
5.63%, 11/1/52, Continuously Callable @100 ............................... 2,000 2,067
Michigan State Housing Development Authority Revenue
Series A-1, 5.30%, 10/1/55, Continuously Callable @100 ...................... 2,000 2,092
Series C, 5.00%, 6/1/46, Continuously Callable @100 ......................... 1,500 1,536
13,692
Minnesota (0.3%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, Series A,
5.00%, 11/15/47, Continuously Callable @100 .............................. 1,000 998
Minnesota Housing Finance Agency Revenue, Series L, 4.95%, 1/1/50, Continuously Callable
@100 ........................................................... 1,250 1,271
2,269
Mississippi (0.1%):
Mississippi Home Corp. Revenue, Series A, 4.95%, 6/1/53, Continuously Callable @100 ... 835 854
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 8/1/45, Continuously Callable @100 ............................... 1,270 1,250
4.00%, 2/15/51, Continuously Callable @100 ............................... 480 391
5.00%, 12/1/52, Continuously Callable @100 ............................... 500 518
Series A, 4.00%, 2/15/49, Continuously Callable @100 ........................ 250 229

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100 $ 1,000 $ 851
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100 ............................... 1,000 1,030
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,000 1,020
5,289
Montana (0.1%):
Montana Board of Housing Revenue, Series A, 4.88%, 12/1/54, Continuously Callable @100 250 253
Montana Facility Finance Authority Revenue, Series A, 5.50%, 2/15/55, Continuously Callable
@100 ........................................................... 335 356
609
Nebraska (0.7%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(e) .............................. 2,000 2,128
Series A, 5.00%, 9/1/42 .............................................. 1,000 1,082
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 1,000 1,000
Nebraska Investment Finance Authority Revenue
Series A, 4.65%, 9/1/55, Continuously Callable @100 ......................... 1,000 1,000
Series E, 5.05%, 9/1/50, Continuously Callable @100 ......................... 1,000 1,030
6,240
Nevada (0.5%):
Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100 ................... 1,000 1,007
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously
Callable @100 ..................................................... 1,555 1,556
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable
@100 ........................................................... 1,500 1,505
4,068
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 1,012
Series A, 5.25%, 11/1/54, Continuously Callable @100 ........................ 1,000 1,046
Series A, 5.00%, 6/1/55, Continuously Callable @100 ......................... 850 843
Series C, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 1,003
New Hampshire Housing Finance Authority Revenue, Series E, 4.95%, 7/1/56, Continuously
Callable @100 ..................................................... 1,775 1,802
5,706
New Jersey (1.6%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/43, Pre-refunded 12/15/28 @ 100 .............................. 370 399
5.00%, 6/15/43, Continuously Callable @100 ............................... 630 655
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,006
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 1,000 1,015
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 1,000 1,041
Series DDD, 5.00%, 6/15/42, Pre-refunded 6/15/27 @ 100 ..................... 2,000 2,076
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/37, Continuously Callable @100 .......................... 500 508
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously
Callable @100 ..................................................... 1,000 1,009
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 1,043
Series A, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 1,065
New Jersey Housing & Mortgage Finance Agency Revenue, Series A, 4.90%, 11/1/50,
Continuously Callable @100 ........................................... 500 507
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/48, Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,171
Series A, 12/15/38(h) ................................................ 1,500 960
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 11/1/52, Continuously Callable @100 ............................... 500 520
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 505
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 500 501
13,981

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York (4.6%):
Build NYC Resource Corp. Revenue
Series A, 7.00%, 4/15/53, Continuously Callable @100(f) ...................... $ 1,000 $ 1,022
Series A, 5.50%, 12/1/56, Continuously Callable @100 ........................ 720 760
City of New York, GO, Series B-3, 1.10%, 10/1/46(g) ............................. 7,400 7,400
Clinton County Capital Resource Corp. Revenue, 5.00%, 7/1/46, Continuously Callable
@100(f) ......................................................... 800 845
New York City Housing Development Corp. Revenue
Series A-1, 4.80%, 11/1/55, Continuously Callable @100 ...................... 1,000 1,003
Series C, 4.95%, 2/1/55, Continuously Callable @100 ......................... 835 841
Series D, 5.00%, 5/1/56, Continuously Callable @100 ........................ 1,000 1,012
Series F-2, 5.00%, 11/1/55, Continuously Callable @100 ...................... 1,335 1,350
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33(g) .. 15,420 15,420
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 630 755
5.50%, 10/1/37 .................................................... 1,500 1,846
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,000 941
New York State Dormitory Authority Revenue
5.50%, 10/1/54, Continuously Callable @100 ............................... 1,500 1,606
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 815
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 625 578
Series A-1, 5.50%, 7/1/55, Continuously Callable @100 ....................... 500 542
St. Lawrence County Industrial Development Agency Revenue, 5.25%, 7/1/52, Continuously
Callable @100 ..................................................... 1,190 1,208
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 266, 4.70%,
10/1/52, Continuously Callable @100 .................................... 1,500 1,504
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 500 508
Triborough Bridge & Tunnel Authority Revenue, Series A, 4.50%, 12/1/56, Continuously
Callable @100 ..................................................... 1,000 999
40,955
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,000 1,006
Series A, 5.13%, 10/1/54, Continuously Callable @100 ........................ 1,500 1,503
2,509
North Dakota (0.6%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100 ............ 1,450 1,177
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 1,000 949
North Dakota Housing Finance Agency Revenue, Series A, 5.05%, 7/1/53, Continuously
Callable @100 ..................................................... 935 947
Williston Parks & Recreation District Revenue, Series A, 4.75%, 12/1/50, Continuously
Callable @100 ..................................................... 2,000 2,028
5,101
Ohio (1.5%):
Columbus Regional Airport Authority Revenue, Series B, 5.25%, 1/1/55, Continuously
Callable @100 ..................................................... 580 613
County of Hamilton Revenue
5.50%, 1/1/55, Continuously Callable @103 ............................... 1,000 1,021
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,300 1,337
Series A, 5.75%, 1/1/53, Continuously Callable @103 ......................... 500 512
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 2,420 2,402
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 12/1/43, Continuously Callable @100 ............................... 775 833
Ohio Higher Educational Facility Commission Revenue
4.00%, 12/1/46, Continuously Callable @100 ............................... 750 621
5.25%, 1/1/52, Continuously Callable @100 ............................... 1,000 1,006
4.00%, 10/1/52, Continuously Callable @100 ............................... 2,000 1,537
Port of Greater Cincinnati Development Authority Revenue, Series A, 5.00%, 12/1/55,
Continuously Callable @100 ........................................... 700 722
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100 ... 750 698

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
West Central Ohio Port Authority Revenue, Series A, 5.50%, 12/1/55, Continuously Callable
@100 ........................................................... $ 2,000 $ 2,056
13,358
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 1,000 1,002
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102 .. 750 766
1,768
Oregon (0.2%):
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 782
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/47, Continuously Callable @103 ... 1,000 853
1,635
Pennsylvania (3.0%):
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 2,000 2,011
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100 .... 1,665 1,665
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
6/1/44, Continuously Callable @100 ..................................... 1,500 1,502
Commonwealth of Pennsylvania Certificates of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,031
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 500 410
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100 ................... 800 632
Lehigh County General Purpose Authority Revenue, 5.25%, 2/1/54, Continuously Callable
@100 ........................................................... 1,400 1,411
Montgomery County IDA Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 625 560
4.00%, 10/1/51, Continuously Callable @100 ............................... 825 702
Northampton County General Purpose Authority Revenue
5.00%, 8/15/43, Continuously Callable @100 ............................... 1,000 1,018
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,500 2,510
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 1,575 1,335
Pennsylvania Housing Finance Agency Revenue
Series 147A, 4.73%, 4/1/53, Continuously Callable @100 ...................... 1,500 1,500
Series 148A, 4.80%, 10/1/55, Continuously Callable @100 ..................... 2,000 2,014
Series 149A, 5.20%, 4/1/53, Continuously Callable @100 ...................... 500 516
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 5.00%, 12/1/39,
Continuously Callable @100 ........................................... 1,000 1,054
Pennsylvania Turnpike Commission Revenue, Series A-1, 5.00%, 12/1/47, Continuously
Callable @100 ..................................................... 1,000 1,016
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100 ............... 1,050 1,027
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38,
Continuously Callable @100 ........................................... 1,500 1,527
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 156 161
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 78 83
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 1,050 1,004
Series B1, 0.00%, 6/30/44, Continuously Callable @90(j) ...................... 525 393
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,000 1,044
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,007
27,133
Rhode Island (0.3%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 85-A, 4.70%, 4/1/55,
Continuously Callable @100 ........................................... 2,000 1,960
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously
Callable @100 ..................................................... 1,000 1,001
2,961
South Carolina (0.4%):
South Carolina Jobs-Economic Development Authority Revenue, 5.25%, 2/1/53, Continuously
Callable @100 ..................................................... 750 779

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/55, Continuously Callable @100 ........................ $ 1,000 $ 1,037
Series B, 5.25%, 12/1/54, Continuously Callable @100 ........................ 1,000 1,050
South Carolina State Housing Finance & Development Authority Revenue, Series A, 4.70%,
1/1/55, Continuously Callable @100 ..................................... 965 981
3,847
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue, Series C, 5.10%, 5/1/52,
Continuously Callable @100 ........................................... 2,000 2,054
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 1,500 1,562
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 1,465 1,467
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,000 979
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(e) .............. 2,500 2,721
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 12/1/35, Continuously Callable
@100 ........................................................... 2,400 2,661
9,390
Texas (7.4%):
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously
Callable @103 ..................................................... 1,000 1,014
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8159, 1.40%, 3/1/41(f)(g) ............................................. 5,300 5,300
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 1,000 1,006
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 1,700 1,389
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 9/1/40, Continuously Callable @100 ............................... 1,000 1,001
City of Irving Revenue, 5.00%, 8/15/43, Continuously Callable @100 ................. 1,000 1,007
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 1,000 1,000
Clifton Higher Education Finance Corp. Revenue
4.63%, 4/1/50, Continuously Callable @100 ............................... 1,800 1,832
4.25%, 8/15/52, Continuously Callable @100 ............................... 1,500 1,376
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... 3,250 3,183
County of Fort Bend Toll Road Revenue, 5.25%, 3/1/55, Continuously Callable @100 ..... 3,000 3,177
EP Cimarron Ventanas PFC Revenue, 4.13%, 12/1/39, Continuously Callable @100 ....... 2,000 2,012
Gulf Coast IDA Revenue, 1.10%, 11/1/41, Continuously Callable @100(g) .............. 525 525
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,000 907
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 1,000 993
Hidalgo County Regional Mobility Authority Revenue, Series B, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 700 651
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2024-DBE-
8153, 1.40%, 3/1/60, Continuously Callable @100(f)(g) ....................... 4,030 4,030
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100 ........ 350 362
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 1,000 1,001
Mesquite Health Facilities Development Corp. Revenue, 0.00%, 2/15/35, Continuously
Callable @100(i) ................................................... 338 4
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100 .......... 225 231
Port of Port Arthur Navigation District Revenue
2.18%, 11/1/40, Continuously Callable @100(g) ............................. 4,500 4,500
Series A, 1.10%, 4/1/40, Continuously Callable @100(g) ...................... 4,200 4,200
Series B, 1.10%, 4/1/40, Continuously Callable @100(g) ...................... 6,855 6,855
Series C, 1.10%, 4/1/40, Continuously Callable @100(g) ...................... 2,100 2,100
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/43, Continuously Callable @100 .................................... 1,000 1,040

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
San Antonio Education Facilities Corp. Revenue
5.00%, 10/1/50, Continuously Callable @100 ............................... $ 1,250 $ 1,201
4.00%, 4/1/54, Continuously Callable @100 ............................... 1,000 766
Tarrant County Cultural Education Facilities Finance Corp. Revenue
Series A, 0.00%, 11/15/45, Continuously Callable @100(i) ..................... 818 —(k)
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 750 769
Series B, 0.00%, 11/15/36, Continuously Callable @100(i) ..................... 818 —(k)
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 1,935 1,902
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 2,960 3,007
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 1,375 1,431
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8158, 1.40%, 8/1/62, Continuously Callable @100(f)(g) ....................... 4,900 4,900
65,673
Utah (0.4%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 500 468
Utah Charter School Finance Authority Revenue
4.00%, 4/15/52, Continuously Callable @100 ............................... 3,000 2,534
4.50%, 10/15/52, Continuously Callable @100 .............................. 1,000 927
3,929
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46,
Continuously Callable @100 ........................................... 1,000 787
Virginia (0.5%):
Salem Economic Development Authority Revenue, 6.00%, 4/1/55, Continuously Callable
@100 ........................................................... 250 267
Virginia Housing Development Authority Revenue
Series E, 4.95%, 10/1/55, Continuously Callable @100 ........................ 2,000 2,026
Series F-3, 5.05%, 7/1/55, Continuously Callable @100 ....................... 2,000 2,070
4,363
Washington (0.5%):
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100 ............................... 1,000 955
Series A, 5.00%, 1/1/47, Pre-refunded 1/1/27 @ 100 .......................... 1,000 1,024
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102(f) .............................. 1,000 1,000
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,000 1,004
Series A-1, 3.50%, 12/20/35 ........................................... 275 273
4,256
Wisconsin (1.6%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100 ............................... 1,000 1,044
5.00%, 1/1/42, Continuously Callable @103(f) .............................. 575 538
5.50%, 12/1/44, Continuously Callable @100(f) ............................. 1,000 1,026
5.25%, 12/1/48, Continuously Callable @100 ............................... 500 513
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,000 763
Series A, 5.25%, 3/1/47, Continuously Callable @100 ......................... 2,000 2,016
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 1,500 1,462
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 880 715
Series A, 5.75%, 7/1/53, Continuously Callable @100(f) ....................... 1,500 1,441
Series A, 5.25%, 6/15/55, Continuously Callable @100 ........................ 500 506
Series B, 5.50%, 6/15/55, Continuously Callable @100 ........................ 375 376
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 7/1/44, Continuously Callable @100 ............................... 600 608
University of Wisconsin Hospitals & Clinics Revenue, Series A, 4.25%, 4/1/52, Continuously
Callable @100 ..................................................... 500 473
Wisconsin Health & Educational Facilities Authority Revenue, 4.38%, 8/15/55, Continuously
Callable @100 ..................................................... 3,000 2,827
14,308

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wyoming (0.1%):
Wyoming Community Development Authority Revenue, Series 1, 4.88%, 12/1/53,
Continuously Callable @100 ........................................... $ 1,000 $ 1,004
Total Municipal Bonds (Cost $489,634)
a
a
a
478,551
Shares
Exchange-Traded Funds (0.5%)
iShares Core S&P 500 ETF ................................................ 6,446 4,444
Total Exchange-Traded Funds (Cost $4,387)
a
a
a
4,444
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.59%(l) ........ 84,931 85
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(l) ............ 84,234 84
Invesco Government & Agency Portfolio, Institutional Shares, 3.60%(l) ................ 84,931 85
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(l) . 85,628 86
Total Collateral for Securities Loaned (Cost $340)
a
a
a
340
Total Investments (Cost $589,785) — 99.7% 891,685
Other assets in excess of liabilities —  0.3% 2,801
NET ASSETS - 100.00% $ 894,486
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Put Bond.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$26,351 (thousands) and amounted to 2.9% of net assets.
(g) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h) Zero-coupon bond.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(k) Rounds to less than $1 thousand.
(l) Rate disclosed is the daily yield on February 28, 2026.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory New York Bond Fund
30
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
New York (98.8%):
Albany Capital Resource Corp. Revenue , 0.00% , 6/1/49 , Continuously Callable @100 (a) ... $ 1,500 $ 1,096
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,014
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 864
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,515
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 962
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 817
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 424
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 958
Series A , 5 .00% , 6/1/35 , Continuously Callable @102 ......................... 1,000 1,015
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 709
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 500
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 880
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 2,003
5 .00% , 6/1/48 , Continuously Callable @102 ............................... 2,000 1,947
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 452
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 452
5 .75% , 6/1/62 , Continuously Callable @100 (b) ............................. 250 251
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 486
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 360 380
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,450 1,366
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,710
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 2,010
City of New York, GO , Series B-3 , 1 .10% , 10/1/46 (c) ............................. 1,820 1,820
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 600
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,933
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 301
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 1,955
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 766
Metropolitan Transportation Authority Revenue
Series A , 4 .63% , 11/15/50 , Continuously Callable @100 ....................... 335 337
Series A1 , 5 .25% , 11/15/56 , Continuously Callable @100 ...................... 1,000 1,000
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 892
Monroe County Industrial Development Corp. Revenue
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,501
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 866
5 .00% , 6/1/59 , Continuously Callable @100 (b) ............................. 1,000 974
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,003
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 975
New York City Housing Development Corp. Revenue
4 .20% , 11/1/58 , Continuously Callable @100 ............................... 2,990 2,718
Series A-1 , 4 .80% , 11/1/55 , Continuously Callable @100 ...................... 1,000 1,003
Series C , 4 .95% , 2/1/55 , Continuously Callable @100 ......................... 165 166
Series D , 5 .00% , 5/1/56 , Continuously Callable @100 ........................ 500 506
Series F-2 , 5 .00% , 11/1/55 , Continuously Callable @100 ...................... 665 672
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series R , 2 .25% , 10/1/29 ........................................ 620 608

Victory Portfolios III
Victory New York Bond Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York City Municipal Water Finance Authority Revenue
Series AA , 5 .00% , 6/15/55 , Continuously Callable @100 ...................... $ 1,000 $ 1,043
Series BB , 4 .25% , 6/15/53 , Continuously Callable @100 ...................... 1,000 990
Series DD , 1 .10% , 6/15/33 (c) .......................................... 2,610 2,610
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 1,917
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 500
Series B , 11/15/37 (d) ................................................ 1,000 627
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , Series B , 11/15/48 (d) ........................................... 2,000 682
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,411
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (b) ..................... 1,000 1,001
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 262
New York State Dormitory Authority Revenue
6 .00% , 7/1/40 , Continuously Callable @100 (b) ............................. 2,645 2,626
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 576
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 637
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 815
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 951
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,968
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 1,909
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,222
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 697
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,415
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 431
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,038
Series A , 5 .25% , 7/1/55 , Continuously Callable @100 ......................... 1,000 1,076
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 870
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 2,962
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 165 179
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 750 776
New York State Housing Finance Agency Revenue
Series B-1 , 5 .15% , 11/1/55 , Continuously Callable @100 ...................... 500 509
Series C-1 , 4 .75% , 11/1/53 , Continuously Callable @100 ...................... 1,100 1,095
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 1 .40% , 8/1/50 (b) (c) ............................................. 290 290
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 902
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 926
New York Transportation Development Corp. Revenue AMT , 6 .00% , 6/30/55 , Continuously
Callable @100 ..................................................... 1,000 1,086
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 6/30/54 , Continuously Callable @100 ............................... 2,000 2,012
Series A , 4 .50% , 12/31/54 , Continuously Callable @100 ....................... 1,000 977
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 653
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 890
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,098
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 810
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 1,001
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,592
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,015
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 435
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... 1,100 1,003

Victory Portfolios III
Victory New York Bond Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... $ 250 $ 250
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 750 762
The Trust for Cultural Resources of The City of New York Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 932
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,376
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,787
Series A , 4 .50% , 12/1/56 , Continuously Callable @100 ........................ 500 499
Series A-1 , 4 .00% , 11/15/54 , Continuously Callable @100 ..................... 1,000 922
Series B , 11/15/32 (d) ................................................ 1,000 841
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,007
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @103 ............................... 815 822
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 963
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 984
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 504
105,041
Total Municipal Bonds (Cost $109,924)
a
a
a
105,041
Total Investments (Cost $109,924) — 98.8% 105,041
Other assets in excess of liabilities —  1.2% 1,307
NET ASSETS - 100.00% $ 106,348
(a) Currently the issuer is in default with respect to interest and/or principal payments.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$5,142 (thousands) and amounted to 4.8% of net assets.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Virginia Bond Fund
33
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (94.5%)
Virginia (84.1%):
Albemarle County Economic Development Authority Revenue , Series B , 1 .05% , 10/1/48 (a) . $ 400 $ 400
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,274
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 295 295
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 2,001
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,831
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,487
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,295
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,611
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 703
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 753
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,909
Chesapeake Bay Bridge & Tunnel District Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 2,840 2,841
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 6,400 6,402
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 5,000 5,018
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 1,007
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,837
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,841
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,107
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 992
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,215
City of Richmond Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 6,003
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,077
County of Fairfax Sewer Revenue , Series A , 5 .00% , 7/15/46 , Continuously Callable @100 .. 5,000 5,264
Fairfax County Economic Development Authority Revenue , 5 .00% , 4/1/47 , Continuously
Callable @100 ..................................................... 4,000 4,084
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,861
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,399
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 , (Put Date
7/1/43) (b) ........................................................ 5,800 6,189
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @102 .. 7,000 6,236
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... 6,000 5,615
Henrico County Economic Development Authority Revenue
4 .25% , 6/1/26 , Continuously Callable @100 ............................... 140 140
5 .00% , 10/1/37 , Continuously Callable @102 ............................... 2,500 2,523
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 500
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 653
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,274
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,036
Series A , 5 .00% , 10/1/47 , Continuously Callable @103 ........................ 945 941
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 7,380 7,346
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... 1,000 797
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 8,005
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 925
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @101 (c) ....................... 656 436
Series B , 6 .05% , 3/1/44 , Continuously Callable @101 ......................... 610 532
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (c) ....................... 2,599 1,104

Victory Portfolios III
Victory Virginia Bond Fund
34
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @101 ............................... $ 750 $ 756
4 .00% , 1/1/37 , Continuously Callable @101 ............................... 1,000 1,003
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,024
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .40% , 6/1/63 , Continuously Callable @100 (a) (d) .......... 2,700 2,700
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,340
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,132
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 3,000
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 14,420 12,171
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,258
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.) ,
Series B , 1 .05% , 1/1/47 (a) ............................................ 3,000 3,000
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,204
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (d) .. 1,093 408
Marquis Community Development Authority of York County Tax Allocation
Series B , 5 .63% , 9/1/41 (c) ............................................ 3,532 1,319
Series C , 9/1/41 (e) .................................................. 5,389 5
Montgomery County Economic Development Authority Revenue , Series A , 4 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,750 1,785
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,944
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,654
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (b) ............................. 1,600 1,695
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,251
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,070
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,099
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @101 ............................... 1,000 988
5 .00% , 1/1/46 , Continuously Callable @101 ............................... 4,000 3,726
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 3,860 3,861
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,573
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,731
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,683
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 4,039
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,000 1,020
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,354
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 248
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 221
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 241
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 665
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 904
6 .00% , 4/1/55 , Continuously Callable @100 ............................... 250 267
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 5,919
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,497
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously Callable
@100 ........................................................... 5,000 4,182
University of Virginia Revenue
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,575
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 8,000 8,278
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... 3,250 3,257
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,821
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 2,978
Virginia College Building Authority Revenue
5 .00% , 6/1/26 ..................................................... 250 251

Victory Portfolios III
Victory Virginia Bond Fund
35
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 6/1/27 ..................................................... $ 275 $ 281
5 .00% , 6/1/28 ..................................................... 295 307
5 .00% , 6/1/29 ..................................................... 300 317
5 .00% , 6/1/30 ..................................................... 325 348
5 .00% , 6/1/31 ..................................................... 300 325
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 982
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 552
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 656
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 927
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,195
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 862
6 .00% , 6/1/55 , Continuously Callable @100 ............................... 1,500 1,599
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 764
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 843
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,186
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 5,026
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,472
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,518
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 10,072
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,038
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,546
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 770
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 371
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,344
Virginia Housing Development Authority Revenue
Series A , 4 .65% , 9/1/55 , Continuously Callable @100 ......................... 1,200 1,195
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 6,555 5,768
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,506
Series D , 4 .70% , 7/1/55 , Continuously Callable @100 ........................ 1,250 1,257
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,125
Series E , 4 .65% , 7/1/55 , Continuously Callable @100 ......................... 1,000 1,005
Series E , 4 .95% , 10/1/55 , Continuously Callable @100 ........................ 1,000 1,013
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,097
Series E-2 , 4 .60% , 10/1/54 , Continuously Callable @100 ...................... 1,000 999
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,086
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,796
Series H , 4 .70% , 12/1/54 , Continuously Callable @100 ........................ 800 801
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,050
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,375
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 600
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,414
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,459
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 1,013
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 774
Virginia Small Business Financing Authority Revenue
5 .00% , 10/1/38 .................................................... 1,500 1,712
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 15,830 14,298
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,371
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,611
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 14,223
Series A , 5 .50% , 12/1/54 , Continuously Callable @102 ........................ 4,500 4,631
Series A-1 , 5 .25% , 6/15/55 , Continuously Callable @100 ...................... 2,000 2,069
Virginia Small Business Financing Authority Revenue AMT , Series I-495 , 5 .00% , 12/31/57 ,
Continuously Callable @100 ........................................... 2,000 2,001
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,562

Victory Portfolios III
Victory Virginia Bond Fund
36
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 12/1/38 , Continuously Callable @100 ............................... $ 1,000 $ 1,014
397,997
District of Columbia (7.1%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 3,160 3,299
Series A , 5 .00% , 10/1/50 , Continuously Callable @100 ........................ 2,750 2,831
Series A , 4 .50% , 10/1/53 , Continuously Callable @100 ........................ 2,175 2,069
Series A , 5 .25% , 10/1/53 , Continuously Callable @100 ........................ 2,000 2,064
Series A , 5 .50% , 10/1/54 , Continuously Callable @100 ........................ 5,000 5,266
Series A , 5 .50% , 10/1/55 , Continuously Callable @100 ........................ 250 265
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 3,000 2,723
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,547
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,305
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (e) ............................. 5,500 4,841
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,470
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,095
33,775
Guam (3.3%):
Guam Government Waterworks Authority Revenue
Series A , 5 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 1,030
Series A , 5 .50% , 7/1/55 , Continuously Callable @100 ......................... 750 792
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,045
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,591
Series A , 5 .00% , 10/1/43 , Continuously Callable @100 ........................ 200 210
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 225 233
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,511
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 207
Series A , 5 .00% , 11/1/28 .............................................. 250 264
Series A , 5 .00% , 11/1/29 .............................................. 250 268
Series A , 5 .00% , 11/1/30 .............................................. 250 272
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,158
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,252
Series F , 5 .00% , 1/1/31 ............................................... 500 545
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... 1,000 991
15,369
Total Municipal Bonds (Cost $474,974)
a
a
a
447,141
Total Investments (Cost $474,974) — 94.5% 447,141
Other assets in excess of liabilities —  5.5% 26,098
NET ASSETS - 100.00% $ 473,239
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$3,108 (thousands) and amounted to 0.7% of net assets.
(e) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority

Victory Portfolios III
Victory Virginia Bond Fund
37
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statements of Assets and Liabilities
February 28, 2026
38
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory California
Bond Fund
Victory
Government
Securities Fund
Victory Growth
and Tax Strategy
Fund
Assets:
Investments, at value (Cost $403,289, $1,203,616 and $589,785) $ 401,559 $ 1,203,370(a) $ 891,685(b)
Repurchase agreements, at value (Cost $—, $12,000 and $—) — 12,000 —
Cash 1,761 11 683
Receivables:
Dividends, interest, and securities lending income 4,360 5,877 5,953
Capital shares issued 15 461 219
Investments sold — 14 —
From Adviser 10 — 3
Reclaims — — —(c)
Prepaid expenses —(c) 38 31
Total Assets 407,705 1,221,771 898,574
Liabilities:
Payables:
Collateral received on loaned securities — 442 340
Distributions 129 — —
Investments purchased — 9,003 3,213
Capital shares redeemed 179 1,054 114
Accrued expenses and other payables:
Investment advisory fees 90 147 206
Administration fees 46 97 100
Custodian fees —(c) 8 3
Transfer agent fees 11 103 50
Compliance fees —(c) 1 1
Trustees' fees 1 1 1
12b-1 fees —(c) — 8
Other accrued expenses 42 46 52
Total Liabilities 498 10,902 4,088
Commitments and contingencies (Note 5 )
Net Assets:
Capital 429,944 1,255,299 588,982
Total accumulated earnings (loss) (22,737) (44,430) 305,504
Net Assets $ 407,207 $ 1,210,869 $ 894,486
Net Assets:
Fund Shares $ 402,864 $ 229,609 $ 774,394
Institutional Shares 3,512 881,649 80,874
Class A 831 — 21,168
Class C — — 18,050
Class R6 — 99,611 —
Total $ 407,207 $ 1,210,869 $ 894,486
Shares (unlimited number of shares authorized with no par value):
Fund Shares 38,734 25,207 25,404
Institutional Shares 338 96,767 2,656
Class A 80 — 697
Class C — — 600
Class R6 — 10,930 —
Total 39,152 132,904 29,357
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 10.40 $ 9.11 $ 30.48
Institutional Shares 10.40 9.11 30.45
Class A 10.39 — 30.37
Class C(e) — — 30.07
Class R6 — 9.11 —
Maximum Sales Charge — Class A 2.25% –% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.63 $ — $ 31.07
(a) Includes $428 thousand of securities on loan.
(b) Includes $344 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
February 28, 2026
39
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory New York
Bond Fund
Victory Virginia
Bond Fund
Assets:
Investments, at value (Cost $109,924 and $474,974) $ 105,041 $ 447,141
Cash 420 16,841
Receivables:
Interest 1,058 5,776
Capital shares issued —(a) 5,006
From Adviser 21 13
Prepaid expenses —(a) —(a)
Total Assets 106,540 474,777
Liabilities:
Payables:
Distributions 49 129
Capital shares redeemed 54 1,179
Accrued expenses and other payables:
Investment advisory fees 35 117
Administration fees 12 52
Custodian fees —(a) —(a)
Transfer agent fees 4 17
Compliance fees —(a) —(a)
Trustees' fees 1 1
12b-1 fees — 1
Other accrued expenses 37 42
Total Liabilities 192 1,538
Commitments and contingencies (Note 5 )
Net Assets:
Capital 118,238 520,045
Total accumulated earnings (loss) (11,890) (46,806)
Net Assets $ 106,348 $ 473,239
Net Assets:
Fund Shares $ 102,298 $ 440,625
Institutional Shares 4,050 24,552
Class A — 8,062
Total $ 106,348 $ 473,239
Shares (unlimited number of shares authorized with no par value):
Fund Shares 9,412 41,833
Institutional Shares 373 2,330
Class A — 766
Total 9,785 44,929
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10.87 $ 10.53
Institutional Shares 10.85 10.54
Class A — 10.53
Maximum Sales Charge — Class A –% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ — $ 10.77
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended February 28, 2026
40
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory California
Bond Fund
Victory
Government
Securities Fund
Victory Growth
and Tax Strategy
Fund
Investment Income:
Dividends $ — $ 64 $ 4,624
Interest 16,657 47,685 18,667
Securities lending (net of fees) — —(a) —(a)
Foreign tax withholding — — —(a)
Total Income 16,657 47,749 23,291
Expenses:
Investment advisory fees 1,232 1,894 2,494
Administration fees — Fund Shares 617 339 1,117
Administration fees — Institutional Shares 3 840 78
Administration fees — Class A 1 — 30
Administration fees — Class C — — 25
Administration fees — Class R6 — 34 —
Sub-Administration fees 23 23 45
12b-1 fees — Class A 2 — 49
12b-1 fees — Class C — — 166
Custodian fees 18 48 39
Transfer agent fees — Fund Shares 102 284 354
Transfer agent fees — Institutional Shares 3 875 81
Transfer agent fees — Class A 1 — 21
Transfer agent fees — Class C — — 17
Transfer agent fees — Class R6 — 10 —
Trustees' fees 46 46 46
Compliance fees 3 9 7
Legal and audit fees 51 49 54
State registration and filing fees —(a) 51 64
Interfund lending fees — —(a) 2
Line of credit fees — —(a) —(a)
Other expenses 53 90 95
Recoupment of prior expenses waived/reimbursed by Adviser — 14 9
Total Expenses 2,155 4,606 4,793
Less fees paid indirectly (18) — (19)
Expenses waived/reimbursed by Adviser (58) —(a) (25)
Net Expenses 2,079 4,606 4,749
Net Investment Income (Loss) 14,578 43,143 18,542
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,700) (455) (483)
Net realized gains (losses) from in-kind redemptions — — 102,531
Net change in unrealized appreciation/depreciation on investment securities 1,786 29,538 (37,764)
Net realized/unrealized gains (losses) on investments (914) 29,083 64,284
Change in net assets resulting from operations $ 13,664 $ 72,226 $ 82,826
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended February 28, 2026
41
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory New York
Bond Fund
Victory Virginia
Bond Fund
Investment Income:
Interest $ 4,559 $ 17,875
Total Income 4,559 17,875
Expenses:
Investment advisory fees 466 1,591
Administration fees — Fund Shares 154 648
Administration fees — Institutional Shares 4 27
Administration fees — Class A — 15
Sub-Administration fees 23 23
12b-1 fees — Class A — 25
Custodian fees 6 20
Transfer agent fees — Fund Shares 38 140
Transfer agent fees — Institutional Shares 4 28
Transfer agent fees — Class A — 10
Trustees' fees 46 46
Compliance fees 1 4
Legal and audit fees 51 50
State registration and filing fees —(a) —(a)
Other expenses 34 57
Total Expenses 827 2,684
Less fees paid indirectly (5) (20)
Expenses waived/reimbursed by Adviser (134) (83)
Net Expenses 688 2,581
Net Investment Income (Loss) 3,871 15,294
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,591) (4,086)
Net change in unrealized appreciation/depreciation on investment securities 794 2,592
Net realized/unrealized gains (losses) on investments (797) (1,494)
Change in net assets resulting from operations $ 3,074 $ 13,800
(a) Rounds to less than $1 thousand.

42
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory California Bond Fund
Victory Government Securities
Fund
Victory Growth and Tax Strategy
Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 14,578 $ 15,023 $ 43,143 $ 38,855 $ 18,542 $ 17,004
Net realized gains (losses) (2,700) (569) (455) (4,084) 102,048 8,132
Net change in unrealized
appreciation/depreciation 1,786 (733) 29,538 24,984 (37,764) 62,302
Change in net assets resulting from
operations 13,664 13,721 72,226 59,755 82,826 87,438
Distributions to Shareholders:
Fund Shares (14,456) (14,904) (8,580) (8,570) (15,227) (16,689)
Institutional Shares (118) (93) (32,609) (29,919) (1,580) (1,876)
Class A (20) (11) — — (347) (390)
Class C — — — — (186) (177)
Class R6 — — (2,752) (1,180) — —
Change in net assets resulting from
distributions to shareholders (14,594) (15,008) (43,941) (39,669) (17,340) (19,132)
Change in net assets resulting from
capital transactions (46,294) (42,956) 80,289 69,204 (33,303) (3,796)
Change in net assets (47,224) (44,243) 108,574 89,290 32,183 64,510
Net Assets:
Beginning of period 454,431 498,674 1,102,295 1,013,005 862,303 797,793
End of period $ 407,207 $ 454,431 $ 1,210,869 $ 1,102,295 $ 894,486 $ 862,303

43
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory California Bond Fund
Victory Government Securities
Fund
Victory Growth and Tax Strategy
Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 12,861 $ 10,292 $ 38,575 $ 25,988 $ 42,579 $ 68,085
Distributions reinvested 12,154 12,737 8,074 8,135 14,531 15,921
Cost of shares redeemed (72,201) (66,200) (50,221) (51,748) (86,255) (82,155)
Total Fund Shares $ (47,186) $ (43,171) $ (3,572) $ (17,625) $ (29,145) $ 1,851
Institutional Shares
Proceeds from shares issued $ 1,993 $ 1,140 $ 84,027 $ 80,074 $ 125,332 $ 15,896
Distributions reinvested 116 92 32,504 29,919 630 603
Cost of shares redeemed (1,675) (937) (82,624) (52,780) (131,130) (22,609)
Total Institutional Shares $ 434 $ 295 $ 33,907 $ 57,213 $ (5,168) $ (6,110)
Class A
Proceeds from shares issued $ 743 $ 40 $ — $ — $ 6,800 $ 11,703
Distributions reinvested 18 9 — — 251 223
Cost of shares redeemed (303) (129) — — (7,366) (13,553)
Total Class A $ 458 $ (80) $ — $ — $ (315) $ (1,627)
Class C
Proceeds from shares issued $ — $ — $ — $ — $ 3,499 $ 3,443
Distributions reinvested — — — — 172 164
Cost of shares redeemed — — — — (2,346) (1,517)
Total Class C $ — $ — $ — $ — $ 1,325 $ 2,090
Class R6
Proceeds from shares issued $ — $ — $ 68,929 $ 40,056 $ — $ —
Distributions reinvested — — 2,640 1,180 — —
Cost of shares redeemed — — (21,615) (11,620) — —
Total Class R6 $ — $ — $ 49,954 $ 29,616 $ — $ —
Change in net assets resulting from
capital transactions $ (46,294) $ (42,956) $ 80,289 $ 69,204 $ (33,303) $ (3,796)
Share Transactions:
Fund Shares
Issued 1,274 990 4,308 2,954 1,481 2,489
Reinvested 1,204 1,227 901 925 507 591
Redeemed (7,177) (6,364) (5,620) (5,884) (3,013) (3,013)
Total Fund Shares (4,699) (4,147) (411) (2,005) (1,025) 67
Institutional Shares
Issued 201 111 9,363 9,096 4,251 582
Reinvested 11 9 3,627 3,416 22 22
Redeemed (165) (90) (9,175) (5,993) (4,470) (825)
Total Institutional Shares 47 30 3,815 6,519 (197) (221)
Class A
Issued 74 4 — — 236 431
Reinvested 2 1 — — 9 8
Redeemed (30) (13) — — (261) (504)
Total Class A 46 (8) — — (16) (65)
Class C
Issued — — — — 124 127
Reinvested — — — — 6 6
Redeemed — — — — (82) (56)
Total Class C — — — — 48 77
Class R6
Issued — — 7,688 4,538 — —
Reinvested — — 294 135 — —
Redeemed — — (2,414) (1,321) — —
Total Class R6 — — 5,568 3,352 — —
Change in Shares (4,606) (4,125) 8,972 7,866 (1,190) (142)

44
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund Victory Virginia Bond Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,871 $ 4,246 $ 15,294 $ 15,329
Net realized gains (losses) (1,591) 792 (4,086) 83
Net change in unrealized appreciation/depreciation 794 (18) 2,592 2,059
Change in net assets resulting from operations 3,074 5,020 13,800 17,471
Distributions to Shareholders:
Fund Shares (3,719) (4,010) (14,128) (14,226)
Institutional Shares (152) (234) (887) (810)
Class A — (2) (a) (299) (293)
Change in net assets resulting from distributions to shareholders (3,871) (4,246) (15,314) (15,329)
Change in net assets resulting from capital transactions (9,148) (14,657) (36,210) (24,681)
Change in net assets (9,945) (13,883) (37,724) (22,539)
Net Assets:
Beginning of period 116,293 130,176 510,963 533,502
End of period $ 106,348 $ 116,293 $ 473,239 $ 510,963
(a) Class A activity is for the period March 1, 2024, to January 30, 2025 (date of termination).

45
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund Victory Virginia Bond Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 12,101 $ 17,026 $ 45,471 $ 27,694
Distributions reinvested 2,909 3,175 11,908 12,260
Cost of shares redeemed (23,703) (30,627) (89,832) (63,189)
Total Fund Shares $ (8,693) $ (10,426) $ (32,453) $ (23,235)
Institutional Shares
Proceeds from shares issued $ 1,621 $ 2,405 $ 12,646 $ 6,907
Distributions reinvested 150 216 818 706
Cost of shares redeemed (2,226) (6,739) (15,266) (7,720)
Total Institutional Shares $ (455) $ (4,118) $ (1,802) $ (107)
Class A
Proceeds from shares issued $ — $ 37 (a) $ 1,082 $ 681
Distributions reinvested — — (a) (b) 289 276
Cost of shares redeemed — (150) (a) (3,326) (2,296)
Total Class A $ — $ (113) $ (1,955) $ (1,339)
Change in net assets resulting from capital transactions $ (9,148) $ (14,657) $ (36,210) $ (24,681)
Share Transactions:
Fund Shares
Issued 1,144 1,564 4,398 2,638
Reinvested 276 292 1,162 1,169
Redeemed (2,249) (2,805) (8,795) (6,028)
Total Fund Shares (829) (949) (3,235) (2,221)
Institutional Shares
Issued 153 220 1,238 659
Reinvested 14 20 80 67
Redeemed (215) (621) (1,506) (734)
Total Institutional Shares (48) (381) (188) (8)
Class A
Issued — 4 (a) 105 64
Reinvested — — (a) (c) 28 26
Redeemed — (14) (a) (320) (219)
Total Class A — (10) (187) (129)
Change in Shares (877) (1,340) (3,610) (2,358)
(a) Class A activity is for the period March 1, 2024, to January 30, 2025 (date of termination).
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory California Bond Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.39 $10.41 $10.16 $10.81 $11.49 $11.17
Investment Activities:
Net investment income (loss)(b) 0.35 0.34 0.33 0.29 0.27 0.27
Net realized and unrealized gains (losses) 0.01(c) (0.03) 0.25 (0.66) (0.68) 0.32
Total from Investment Activities 0.36 0.31 0.58 (0.37) (0.41) 0.59
Distributions to Shareholders from:
Net investment income (0.35) (0.33) (0.33) (0.28) (0.27) (0.27)
Total Distributions (0.35) (0.33) (0.33) (0.28) (0.27) (0.27)
Net Asset Value, End of Period $10.40 $10.39 $10.41 $10.16 $10.81 $11.49
Total Return(d)(e) 3.67% 3.02% 5.87% (3.43)% (3.64)% 5.36%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.50%(h) 0.55%(h) 0.57%(h) 0.59% 0.55% 0.56%
Net Investment Income (Loss)(f) 3.51% 3.17% 3.18% 3.04% 2.39% 2.40%
Gross Expenses(f)(g) 0.51%(h) 0.56%(h) 0.58%(h) 0.59% 0.55% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $402,864 $451,059 $495,521 $516,046 $606,474 $655,948
Portfolio Turnover(d)(i) 11% 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory California Bond Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.38 $10.41 $10.16 $10.81 $11.48 $11.35
Investment Activities:
Net investment income (loss)(c) 0.36 0.33 0.33 0.30 0.28 0.21
Net realized and unrealized gains (losses) 0.02(d) (0.03) 0.26 (0.67) (0.67) 0.13
Total from Investment Activities 0.38 0.30 0.59 (0.37) (0.39) 0.34
Distributions to Shareholders from:
Net investment income (0.36) (0.33) (0.34) (0.28) (0.28) (0.21)
Total Distributions (0.36) (0.33) (0.34) (0.28) (0.28) (0.21)
Net Asset Value, End of Period $10.40 $10.38 $10.41 $10.16 $10.81 $11.48
Total Return(e)(f) 3.79% 2.97% 5.92% (3.36)% (3.50)% 3.01%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i) 0.48%(j) 0.51%(j) 0.52%(j) 0.51% 0.51% 0.50%
Net Investment Income (Loss)(g) 3.54% 3.21% 3.22% 3.17% 2.43% 2.44%
Gross Expenses(g)(i) 0.66%(j) 0.64%(j) 0.60%(j) 0.59% 0.58% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $3,512 $3,020 $2,721 $1,515 $592 $911
Portfolio Turnover(e)(k) 11% 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory California Bond Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.37 $10.40 $10.15 $10.80 $11.47 $11.16
Investment Activities:
Net investment income (loss)(b) 0.33 0.31 0.30 0.26 0.25 0.25
Net realized and unrealized gains (losses) 0.02(c) (0.03) 0.26 (0.66) (0.67) 0.31
Total from Investment Activities 0.35 0.28 0.56 (0.40) (0.42) 0.56
Distributions to Shareholders from:
Net investment income (0.33) (0.31) (0.31) (0.25) (0.25) (0.25)
Total Distributions (0.33) (0.31) (0.31) (0.25) (0.25) (0.25)
Net Asset Value, End of Period $10.39 $10.37 $10.40 $10.15 $10.80 $11.47
Total Return(d)(e) 3.50% 2.69% 5.66% (3.69)% (3.78)% 5.01%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.76%(h) 0.78%(h) 0.78%(h) 0.89% 0.79% 0.81%
Net Investment Income (Loss)(f) 3.25% 2.95% 2.99% 2.73% 2.15% 2.15%
Gross Expenses(f)(g) 1.63%(h) 1.52%(h) 0.86%(h) 0.97% 0.85% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $831 $352 $432 $533 $1,098 $6,783
Portfolio Turnover(d)(i) 11% 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

49
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $8.89 $8.73 $8.76 $9.19 $10.03 $10.23
Investment Activities:
Net investment income (loss)(b) 0.33 0.32 0.28 0.15 0.15 0.21
Net realized and unrealized gains (losses) 0.23 0.16 (0.02) (0.42) (0.71) (0.15)
Total from Investment Activities 0.56 0.48 0.26 (0.27) (0.56) 0.06
Distributions to Shareholders from:
Net investment income (0.34) (0.32) (0.29) (0.16) (0.17) (0.22)
Net realized gains — — — — (0.11) (0.04)
Total Distributions (0.34) (0.32) (0.29) (0.16) (0.28) (0.26)
Net Asset Value, End of Period $9.11 $8.89 $8.73 $8.76 $9.19 $10.03
Total Return(c)(d) 6.42% 5.65% 2.96% (3.00)% (5.71)% 0.56%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.48% 0.51% 0.53% 0.53% 0.42% 0.41%
Net Investment Income (Loss)(e) 3.72% 3.61% 3.17% 2.20% 1.56% 2.04%
Gross Expenses(e)(f) 0.48% 0.51% 0.53% 0.53% 0.42% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $229,609 $227,803 $241,030 $255,105 $272,233 $327,111
Portfolio Turnover(c)(g) 20% 20% 36% 27% 34% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Government Securities Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $8.89 $8.73 $8.76 $9.20 $10.04 $10.23
Investment Activities:
Net investment income (loss)(b) 0.33 0.33 0.29 0.15 0.16 0.22
Net realized and unrealized gains (losses) 0.24 0.16 (0.02) (0.43) (0.71) (0.14)
Total from Investment Activities 0.57 0.49 0.27 (0.28) (0.55) 0.08
Distributions to Shareholders from:
Net investment income (0.35) (0.33) (0.30) (0.16) (0.18) (0.23)
Net realized gains — — — — (0.11) (0.04)
Total Distributions (0.35) (0.33) (0.30) (0.16) (0.29) (0.27)
Net Asset Value, End of Period $9.11 $8.89 $8.73 $8.76 $9.20 $10.04
Total Return(c)(d) 6.51% 5.76% 3.08% (3.03)% (5.64)% 0.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.41% 0.42% 0.42% 0.35% 0.32%
Net Investment Income (Loss)(e) 3.81% 3.71% 3.29% 2.31% 1.61% 2.12%
Gross Expenses(e)(f) 0.40% 0.41% 0.42% 0.42% 0.35% 0.32%
Supplemental Data:
Net Assets at end of period (000's) $881,649 $826,782 $754,424 $691,136 $771,104 $545,930
Portfolio Turnover(c)(g) 20% 20% 36% 27% 34% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Class R6
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $8.90 $8.73 $8.76 $9.20 $10.01 $10.22
Investment Activities:
Net investment income (loss)(b) 0.34 0.33 0.30 0.17 0.16 0.23
Net realized and unrealized gains (losses) 0.23 0.18 (0.03) (0.44) (0.67) (0.15)
Total from Investment Activities 0.57 0.51 0.27 (0.27) (0.51) 0.08
Distributions to Shareholders from:
Net investment income (0.36) (0.34) (0.30) (0.17) (0.19) (0.25)
Net realized gains — — — — (0.11) (0.04)
Total Distributions (0.36) (0.34) (0.30) (0.17) (0.30) (0.29)
Net Asset Value, End of Period $9.11 $8.90 $8.73 $8.76 $9.20 $10.01
Total Return(c)(d) 6.50% 5.93% 3.14% (2.96)% (5.26)% 0.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.28% 0.37%(g) 0.37%(g) 0.34%(g) 0.26%(g) 0.31%
Net Investment Income (Loss)(e) 3.93% 3.78% 3.49% 2.55% 1.65% 2.30%
Gross Expenses(e)(f) 0.28% 0.37% 0.44% 1.81% 3.55% 0.46%
Supplemental Data:
Net Assets at end of period (000's) $99,611 $47,710 $17,551 $4,016 $531 $167
Portfolio Turnover(c)(h) 20% 20% 36% 27% 34% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio for the year ended May 31, 2022, nine months ended February
28, 2023, year ended February 29, 2024, and year ended February 28, 2025, would have been 0.22%, 0.15%, less than 0.01% higher and less than 0.01%
higher, respectively.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $28.24 $26.01 $22.61 $23.66 $25.25 $20.96
Investment Activities:
Net investment income (loss)(b) 0.63 0.56 0.55 0.38 0.42 0.43
Net realized and unrealized gains (losses) 2.20 2.30 3.38 (1.15) (1.60) 4.29
Total from Investment Activities 2.83 2.86 3.93 (0.77) (1.18) 4.72
Distributions to Shareholders from:
Net investment income (0.59) (0.63) (0.53) (0.28) (0.41) (0.43)
Total Distributions (0.59) (0.63) (0.53) (0.28) (0.41) (0.43)
Net Asset Value, End of Period $30.48 $28.24 $26.01 $22.61 $23.66 $25.25
Total Return(c)(d) 10.17% 11.15% 17.68% (3.24)% (4.80)% 22.79%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.52%(g) 0.50%(g) 0.51%(g) 0.54% 0.58% 0.59%
Net Investment Income (Loss)(e) 2.19% 2.06% 2.31% 2.26% 1.64% 1.86%
Gross Expenses(e)(f) 0.52%(g) 0.50%(g) 0.51%(g) 0.54% 0.58% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $774,394 $746,342 $685,562 $620,529 $694,234 $701,841
Portfolio Turnover(c)(h) 16%(i) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Excludes impact of in-kind transactions.

53
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $28.21 $25.98 $22.59 $23.65 $25.24 $21.05
Investment Activities:
Net investment income (loss)(c) 0.62 0.55 0.54 0.38 0.42 0.40
Net realized and unrealized gains (losses) 2.20 2.30 3.38 (1.16) (1.60) 4.12
Total from Investment Activities 2.82 2.85 3.92 (0.78) (1.18) 4.52
Distributions to Shareholders from:
Net investment income (0.58) (0.62) (0.53) (0.28) (0.41) (0.33)
Total Distributions (0.58) (0.62) (0.53) (0.28) (0.41) (0.33)
Net Asset Value, End of Period $30.45 $28.21 $25.98 $22.59 $23.65 $25.24
Total Return(d)(e) 10.14% 11.12% 17.63% (3.28)% (4.79)% 21.62%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.56%(i) 0.54%(i) 0.54%(i) 0.55% 0.57% 0.56%
Net Investment Income (Loss)(f) 2.16% 2.03% 2.28% 2.25% 1.65% 1.80%
Gross Expenses(f)(h) 0.56%(i) 0.55%(i) 0.54%(i) 0.57% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $80,874 $80,501 $79,867 $52,018 $64,446 $55,541
Portfolio Turnover(d)(j) 16%(k) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $28.14 $25.92 $22.54 $23.59 $25.22 $21.05
Investment Activities:
Net investment income (loss)(c) 0.54 0.47 0.47 0.33 0.36 0.31
Net realized and unrealized gains (losses) 2.20 2.30 3.37 (1.16) (1.62) 4.16
Total from Investment Activities 2.74 2.77 3.84 (0.83) (1.26) 4.47
Distributions to Shareholders from:
Net investment income (0.51) (0.55) (0.46) (0.22) (0.37) (0.30)
Total Distributions (0.51) (0.55) (0.46) (0.22) (0.37) (0.30)
Net Asset Value, End of Period $30.37 $28.14 $25.92 $22.54 $23.59 $25.22
Total Return(d)(e) 9.85% 10.80% 17.29% (3.50)% (5.10)% 21.35%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.83%(i) 0.83%(i) 0.83%(i) 0.85% 0.86% 0.86%
Net Investment Income (Loss)(f) 1.88% 1.74% 1.98% 1.97% 1.42% 1.38%
Gross Expenses(f)(h) 0.90%(i) 0.91%(i) 0.93%(i) 1.06% 1.03% 13.45%
Supplemental Data:
Net Assets at end of period (000's) $21,168 $20,063 $20,154 $11,836 $9,754 $525
Portfolio Turnover(d)(j) 16%(k) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

55
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class C
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $27.89 $25.70 $22.40 $23.46 $25.12 $21.05
Investment Activities:
Net investment income (loss)(c) 0.32 0.27 0.29 0.20 0.17 0.16
Net realized and unrealized gains (losses) 2.18 2.28 3.33 (1.14) (1.60) 4.13
Total from Investment Activities 2.50 2.55 3.62 (0.94) (1.43) 4.29
Distributions to Shareholders from:
Net investment income (0.32) (0.36) (0.32) (0.12) (0.23) (0.22)
Total Distributions (0.32) (0.36) (0.32) (0.12) (0.23) (0.22)
Net Asset Value, End of Period $30.07 $27.89 $25.70 $22.40 $23.46 $25.12
Total Return(d)(e) 9.00% 10.00% 16.36% (3.99)% (5.78)% 20.47%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 1.57%(i) 1.58%(i) 1.58%(i) 1.59% 1.61% 1.60%
Net Investment Income (Loss)(f) 1.14% 0.99% 1.24% 1.21% 0.66% 0.70%
Gross Expenses(f)(h) 1.65%(i) 1.72%(i) 1.76%(i) 1.89% 1.67% 5.63%
Supplemental Data:
Net Assets at end of period (000's) $18,050 $15,397 $12,210 $5,619 $5,543 $1,221
Portfolio Turnover(d)(j) 16%(k) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory New York Bond Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.91 $10.85 $10.57 $11.39 $12.11 $11.80
Investment Activities:
Net investment income (loss)(b) 0.38 0.37 0.38 0.32 0.32 0.34
Net realized and unrealized gains (losses) (0.04) 0.06 0.28 (0.82) (0.72) 0.31
Total from Investment Activities 0.34 0.43 0.66 (0.50) (0.40) 0.65
Distributions to Shareholders from:
Net investment income (0.38) (0.37) (0.38) (0.32) (0.32) (0.34)
Total Distributions (0.38) (0.37) (0.38) (0.32) (0.32) (0.34)
Net Asset Value, End of Period $10.87 $10.91 $10.85 $10.57 $11.39 $12.11
Total Return(c)(d) 3.31% 4.08% 6.36% (4.38)% (3.40)% 5.61%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65%(g) 0.66%(g) 0.63%(g) 0.67% 0.64% 0.66%
Net Investment Income (Loss)(e) 3.63% 3.45% 3.55% 3.25% 2.65% 2.87%
Gross Expenses(e)(f) 0.77%(g) 0.77%(g) 0.70%(g) 0.71% 0.64% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $102,298 $111,708 $121,382 $139,084 $170,335 $207,085
Portfolio Turnover(c)(h) 8% 4% 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

57
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory New York Bond Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.88 $10.82 $10.56 $11.38 $12.10 $11.94
Investment Activities:
Net investment income (loss)(c) 0.39 0.38 0.38 0.32 0.33 0.26
Net realized and unrealized gains (losses) (0.03) 0.06 0.26 (0.82) (0.72) 0.16
Total from Investment Activities 0.36 0.44 0.64 (0.50) (0.39) 0.42
Distributions to Shareholders from:
Net investment income (0.39) (0.38) (0.38) (0.32) (0.33) (0.26)
Total Distributions (0.39) (0.38) (0.38) (0.32) (0.33) (0.26)
Net Asset Value, End of Period $10.85 $10.88 $10.82 $10.56 $11.38 $12.10
Total Return(d)(e) 3.36% 4.12% 6.22% (4.34)% (3.39)% 3.55%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.60%(i) 0.63%(i) 0.60%(i) 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 3.68% 3.49% 3.56% 3.31% 2.72% 2.86%
Gross Expenses(f)(h) 0.86%(i) 0.82%(i) 0.71%(i) 0.70% 0.65% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $4,050 $4,585 $8,682 $20,352 $21,414 $2,958
Portfolio Turnover(d)(j) 8% 4% 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Virginia Bond Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.53 $10.48 $10.24 $10.94 $11.61 $11.26
Investment Activities:
Net investment income (loss)(b) 0.34 0.31 0.31 0.29 0.26 0.27
Net realized and unrealized gains (losses) —(c) 0.05 0.26 (0.72) (0.67) 0.35
Total from Investment Activities 0.34 0.36 0.57 (0.43) (0.41) 0.62
Distributions to Shareholders from:
Net investment income (0.34) (0.31) (0.33) (0.27) (0.26) (0.27)
Total Distributions (0.34) (0.31) (0.33) (0.27) (0.26) (0.27)
Net Asset Value, End of Period $10.53 $10.53 $10.48 $10.24 $10.94 $11.61
Total Return(d)(e) 3.32% 3.47% 5.66% (3.90)% (3.64)% 5.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.55%(h) 0.58%(h) 0.58%(h) 0.55% 0.53% 0.50%
Net Investment Income (Loss)(f) 3.27% 2.94% 3.02% 3.01% 2.23% 2.32%
Gross Expenses(f)(g) 0.56%(h) 0.59%(h) 0.59%(h) 0.56% 0.53% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $440,625 $474,417 $495,681 $516,987 $639,231 $713,075
Portfolio Turnover(d)(i) 6% 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.53 $10.49 $10.24 $10.94 $11.61 $11.46
Investment Activities:
Net investment income (loss)(c) 0.34 0.31 0.32 0.31 0.26 0.20
Net realized and unrealized gains (losses) 0.01 0.04 0.26 (0.73) (0.67) 0.15
Total from Investment Activities 0.35 0.35 0.58 (0.42) (0.41) 0.35
Distributions to Shareholders from:
Net investment income (0.34) (0.31) (0.33) (0.28) (0.26) (0.20)
Total Distributions (0.34) (0.31) (0.33) (0.28) (0.26) (0.20)
Net Asset Value, End of Period $10.54 $10.53 $10.49 $10.24 $10.94 $11.61
Total Return(d)(e) 3.45% 3.42% 5.81% (3.86)% (3.61)% 3.04%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.51%(i) 0.53%(i) 0.52%(i) 0.51% 0.50% 0.49%
Net Investment Income (Loss)(f) 3.30% 2.99% 3.08% 3.26% 2.25% 2.26%
Gross Expenses(f)(h) 0.60%(i) 0.61%(i) 0.59%(i) 0.57% 0.56% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $24,552 $26,516 $26,490 $27,598 $10,469 $12,105
Portfolio Turnover(d)(j) 6% 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Virginia Bond Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.52 $10.48 $10.23 $10.94 $11.60 $11.25
Investment Activities:
Net investment income (loss)(b) 0.31 0.29 0.29 0.26 0.23 0.24
Net realized and unrealized gains (losses) 0.01 0.04 0.26 (0.72) (0.66) 0.35
Total from Investment Activities 0.32 0.33 0.55 (0.46) (0.43) 0.59
Distributions to Shareholders from:
Net investment income (0.31) (0.29) (0.30) (0.25) (0.23) (0.24)
Total Distributions (0.31) (0.29) (0.30) (0.25) (0.23) (0.24)
Net Asset Value, End of Period $10.53 $10.52 $10.48 $10.23 $10.94 $11.60
Total Return(c)(d) 3.17% 3.15% 5.53% (4.20)% (3.78)% 5.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.79%(g) 0.80%(g) 0.80%(g) 0.79% 0.77% 0.76%
Net Investment Income (Loss)(e) 3.03% 2.72% 2.80% 2.77% 1.99% 2.06%
Gross Expenses(e)(f) 0.90%(g) 0.91%(g) 0.87%(g) 0.85% 0.82% 0.81%
Supplemental Data:
Net Assets at end of period (000's) $8,062 $10,030 $11,331 $12,556 $16,614 $19,032
Portfolio Turnover(c)(h) 6% 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2026
Victory Portfolios III
61
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective January 30, 2025, Class A was liquidated.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory California Bond Fund California Bond Fund Fund Shares, Institutional Shares,
and Class A
Victory Government Securities Fund Government Securities Fund Fund Shares, Institutional Shares,
and Class R6
Victory Growth and Tax Strategy Fund Growth and Tax Strategy Fund Fund Shares, Institutional Shares,
Class A, and Class C
Victory New York Bond Fund* New York Bond Fund Fund Shares and Institutional Shares
Victory Virginia Bond Fund Virginia Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
62
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of February 28, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Repurchase Agreements:
The Funds may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Funds, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Level 1 Level 2 Level 3 Total
California Bond Fund
Municipal Bonds .............................................. $ — $ 401,559 $ — $ 401,559
Total ....................................................... $ — $ 401,559 $ — $ 401,559
Government Securities Fund
Asset-Backed Securities ......................................... — 17,434 — 17,434
Collateralized Mortgage Obligations ................................ — 187,255 — 187,255
Corporate Bonds .............................................. — 18,474 — 18,474
Municipal Bonds .............................................. — 8,465 — 8,465
U.S. Government Agency Mortgages ................................ — 591,077 — 591,077
U.S. Treasury Obligations ........................................ — 377,087 — 377,087
Investment Companies ..........................................
3,136 — — 3,136
Repurchase Agreements ......................................... — 12,000 — 12,000
Collateral for Securities Loaned ................................... 442 — — 442
Total ....................................................... $ 3,578 $ 1,211,792 $ — $ 1,215,370
Growth and Tax Strategy Fund
Common Stocks ............................................... 408,349 — — 408,349
Rights ...................................................... — — 1 1
Municipal Bonds .............................................. — 478,551 — 478,551
Exchange-Traded Funds ......................................... 4,444 — — 4,444
Collateral for Securities Loaned ................................... 340 — — 340
Total ....................................................... $ 413,133 $ 478,551 $ 1 $ 891,685
New York Bond Fund
Municipal Bonds .............................................. — 105,041 — 105,041
Total ....................................................... $ — $ 105,041 $ — $ 105,041
Virginia Bond Fund
Municipal Bonds .............................................. — 447,141 — 447,141
Total ....................................................... $ — $ 447,141 $ — $ 447,141

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
63
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Funds through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Funds may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
February 28, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio  Investments.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
64
on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Government Securities Fund and Growth and Tax Strategy Fund, through a Securities Lending Agreement with Citibank, N.A.
(“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees)
is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of February 28, 2026 (amounts in thousands):
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Government Securities Fund ......................................... $ 428 $ — $ 442
Growth and Tax Strategy Fund ....................................... 344 — 340

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
65
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended February 28, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended February 28, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
California Bond Fund ............................................. $ 43,432 $ 82,242 $ — $ —
Government Securities Fund ........................................ 12,608 7,325 286,988 215,009
Growth and Tax Strategy Fund ...................................... 190,004 131,913 — —
New York Bond Fund ............................................. 8,536 21,614 — —
Virginia Bond Fund .............................................. 27,817 63,104 — —
Associated with In-Kind Transactions
Purchases Sales
Growth and Tax Strategy Fund ............................................................ $ — $ 108,730
Government Securities Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Adviser Fee Tier Rates
First $50 million
$50 million but not
over $100 million Over $100 million
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Base Rate
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.125%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
66
* The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper
Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Comparative Index
California Bond Fund .................................................. Lipper California Municipal Debt Funds
Government Securities Fund ............................................. Lipper Intermediate U.S. Government Funds
Growth and Tax Strategy Fund ........................................... Lipper Composite
*
New York Bond Fund .................................................. Lipper New York Municipal Debt Funds
Virginia Bond Fund ................................................... Lipper Virginia Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Fund Shares
Institutional
Shares Class A Class C Class R6
California Bond Fund ........................................ $ (163) (1) (—)(a) N/A N/A
as annual % rate .......................................... (0.04)% (0.02)% (0.04)% N/A N/A
Government Securities Fund ................................... $ 105 358 N/A N/A 12
as annual % rate .......................................... 0.05% 0.04% N/A N/A 0.02%
Growth and Tax Strategy Fund ................................. $ (66) (7) (5) (6) N/A
as annual % rate .......................................... (0.01)% (0.01)% (0.03)% (0.04)% N/A
New York Bond Fund ........................................ $ (3) (—)(a) N/A N/A N/A
as annual % rate .......................................... (—)(b) (0.01)% N/A N/A N/A
Virginia Bond Fund ......................................... $ 32 4 (1) N/A N/A
as annual % rate .......................................... 0.01% 0.01% (0.01)% N/A N/A
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
67
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Funds. VCTA provides transfer agent services to the Funds based on an annual charge per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Annual charges for the year ended February 28, 2026, per shareholder account were as follows:
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Annual Charge
Fund Shares Institutional Shares Class A Class C Class R6
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A N/A
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A 0.05%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% 0.15% N/A
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A N/A
Fund Shares
California Bond Fund ....................................................................................... $25.50
Government Securities Fund .................................................................................. $25.50
Growth and Tax Strategy Fund ................................................................................ $23.00
New York Bond Fund ....................................................................................... $25.50
Virginia Bond Fund ........................................................................................ $25.50
Institutional
Shares Class A Class C Class R6
California Bond Fund ..................................................... 0.10% 0.10% N/A N/A
Government Securities Fund ................................................ 0.10% N/A N/A 0.01%
Growth and Tax Strategy Fund .............................................. 0.10% 0.10% 0.10% N/A
New York Bond Fund ..................................................... 0.10% N/A N/A N/A
Virginia Bond Fund ...................................................... 0.10% 0.10% N/A N/A
Class A Class C
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
* The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper
Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Comparative Index
California Bond Fund .................................................. Lipper California Municipal Debt Funds
Government Securities Fund ............................................. Lipper Intermediate U.S. Government Funds
Growth and Tax Strategy Fund ........................................... Lipper Composite
*
New York Bond Fund .................................................. Lipper New York Municipal Debt Funds
Virginia Bond Fund ................................................... Lipper Virginia Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Fund Shares
Institutional
Shares Class A Class C Class R6
California Bond Fund ........................................ $ (163) (1) (—)(a) N/A N/A
as annual % rate .......................................... (0.04)% (0.02)% (0.04)% N/A N/A
Government Securities Fund ................................... $ 105 358 N/A N/A 12
as annual % rate .......................................... 0.05% 0.04% N/A N/A 0.02%
Growth and Tax Strategy Fund ................................. $ (66) (7) (5) (6) N/A
as annual % rate .......................................... (0.01)% (0.01)% (0.03)% (0.04)% N/A
New York Bond Fund ........................................ $ (3) (—)(a) N/A N/A N/A
as annual % rate .......................................... (—)(b) (0.01)% N/A N/A N/A
Virginia Bond Fund ......................................... $ 32 4 (1) N/A N/A
as annual % rate .......................................... 0.01% 0.01% (0.01)% N/A N/A
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
68
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A and Class C. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of February 28, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
For the year ended February 28, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
California Bond Fund .................................................................................. $ 1
Growth and Tax Strategy Fund ........................................................................... 1
In effect until June 30, 2026
Fund Shares Institutional Shares Class A Class C Class R6
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80% N/A N/A
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.39% N/A N/A 0.35%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . 0.61% 0.57% 0.86% 1.61% N/A
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.61% N/A N/A N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80% N/A N/A
Amount
Government Securities Fund ............................................................................. $ 14
Growth and Tax Strategy Fund ........................................................................... 9
February 28,
2027
February 29,
2028
February 28,
2029 Total
California Bond Fund .................................................. $ 24 $ 43 $ 58 $ 125
Growth and Tax Strategy Fund ........................................... 29 41 25 95
New York Bond Fund .................................................. 88 126 134 348
Virginia Bond Fund ................................................... 69 76 83 228

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
69
Credit Risk — The fixed-income securities in the Fund(s) portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund(s) are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise.
The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions, including economic, financial and public health crises, may lead to dislocation in the market for a variety of fixed-income securities
(including municipal obligations), which can decrease liquidity and sharply reduce returns. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Fund.
State-Specific Risk — Funds, along with their state-specific risks, are detailed below:
California Bond Fund — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
70
the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.
New York Bond Fund — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the Fund’s performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State’s economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of New York State; when New York City experiences financial difficulty, there may be an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, lingering economic affects regarding COVID-19 and other economic conditions, such as inflation, exacerbate some or all of these risks.
Virginia Bond Fund — Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in
Virginia than are funds that invest in municipal securities of multiple states.
Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments.
In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June 24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory
Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended February 28, 2026, were as follows (amounts in thousands):
Amount
Outstanding at
February 28, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Government Securities Fund ................................. $ — $ 800 5.43% $ 800
Growth and Tax Strategy Fund ............................... — 900 5.45% 900

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
71
* Based on the number of days borrowings were outstanding for the year ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
February 28, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of February 28, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
February 28, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Government Securities Fund ........................ Borrower $ — $ 1,031 4.87% $ 1,031
Growth and Tax Strategy Fund ...................... Borrower — 1,884 4.86% 3,407
Declared Paid
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Total
Accumulated
Earnings
(Loss) Capital
Growth and Tax Strategy Fund ................................................................. $ (102,556) $ 102,556
Year Ended February 28, 2026
Distributions Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
California Bond Fund ........................................ $ — $ — $ 14,594 $ 14,594
Government Securities Fund ................................... 43,941 43,941 — 43,941
Growth and Tax Strategy Fund ................................. 3,886 3,886 13,454 17,340
New York Bond Fund ........................................ — — 3,871 3,871
Virginia Bond Fund ......................................... — — 15,314 15,314

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
72
As of February 28, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, REIT adjustments, defaulted bond accruals and market discount.
As of February 28, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09,
“Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”).  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended February 28, 2026 were determined to not be significant.
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
California Bond Fund ........................................ $ — $ — $ 15,008 $ 15,008
Government Securities Fund ................................... 39,669 39,669 — 39,669
Growth and Tax Strategy Fund ................................. 4,367 4,367 14,765 19,132
New York Bond Fund ........................................ — — 4,246 4,246
Virginia Bond Fund ......................................... — — 15,329 15,329
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
California Bond Fund .. $ — $ 980 $ (1,047) $ (67) $ (20,966) $ (1,704) $ (22,737)
Government Securities
Fund ............ 2,276 — (3,583) (1,307) (42,336) (787) (44,430)
Growth and Tax Strategy
Fund ............ 3,480 2,421 — 5,901 (2,201) 301,804 305,504
New York Bond Fund .. — 330 (268) 62 (7,060) (4,892) (11,890)
Virginia Bond Fund ... — 3,119 (1,085) 2,034 (19,155) (29,685) (46,806)
Short-Term
Amount
Long-Term
Amount Total
California Bond Fund ................................................... $ (5,454) $ (15,512) $ (20,966)
Government Securities Fund .............................................. (10,689) (31,647) (42,336)
Growth and Tax Strategy Fund ............................................ (2,201) — (2,201)
New York Bond Fund ................................................... (2,486) (4,574) (7,060)
Virginia Bond Fund .................................................... (2,349) (16,806) (19,155)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Bond Fund ................................. $ 403,263 $ 6,605 $ (8,309) $ (1,704)
Government Securities Fund ............................ 1,216,157 18,951 (19,738) (787)
Growth and Tax Strategy Fund .......................... 589,881 318,426 (16,622) 301,804
New York Bond Fund ................................. 109,933 432 (5,324) (4,892)
Virginia Bond Fund .................................. 476,826 2,760 (32,445) (29,685)

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
73
within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

74
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory California
Bond Fund, Victory Government Securities Fund, Victory Growth and Tax Strategy Fund, Victory New York Bond Fund, and Victory Virginia
Bond Fund (the “Funds”), each a series of Victory Portfolios III, as of February 28, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended February 28, 2025, and prior, were audited by other auditors whose report dated April 24, 2025, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 24, 2026

Supplemental Information
February 28, 2026
Victory Portfolios III
75
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended February 28, 2026, the following Funds designated tax-exempt distributions in the amount of (in thousands):
Percent
Growth and Tax Strategy Fund ......................................................................... 100%
Amount
California Bond Fund ...............................................................................
$ 14,594
Growth and Tax Strategy Fund ........................................................................
13,454
New York Bond Fund ...............................................................................
3,871
Virginia Bond Fund ................................................................................
15,314

Victory Portfolios III
76
(Unaudited)
Supplemental Information — continued
February 28, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory California Bond Fund
Victory Government Securities Fund
Victory Growth & Tax Strategy Fund
Victory New York Bond Fund
Victory Virginia Bond Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
77
(Unaudited)
execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory California Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements - was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory Government Securities Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment – was equal to the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses were below the medians of its expense group and its expense universe.
The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Growth & Tax Strategy Fund
Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the
Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted
the high quality of services received by the Fund.
Victory New York Bond Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Virginia Bond Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-year period ended June 30, 2025, and was above the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
78
(Unaudited)
these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to certain Funds. The Trustees reviewed the profitability of the Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Victory California Bond Fund, the Victory New York Bond Fund and the Victory Virginia Bond
Fund have advisory fee breakpoints that allow the Funds to participate in economies of scale and that such economies were currently reflected in the advisory fee. With respect to the other Funds, the Board considered whether there should be changes in the management fee rate or structure in order to enable the Funds to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable; (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each
Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-MuniGov-0426

February 28, 2026
Annual: Full Financials
Victory Emerging Markets Fund
Victory Global Equity Income Fund
Victory International Fund
Victory Precious Metals and Minerals Fund
Victory Sustainable World Fund
Victory Target Managed Allocation Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Emerging Markets Fund
2
Victory Global Equity Income Fund
11
Victory International Fund
16
Victory Precious Metals and Minerals Fund
30
Victory Sustainable World Fund
32
Victory Target Managed Allocation Fund
43
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
52
Statements of Operations
54
Statements of Changes in Net Assets
56
Financial Highlights
60
Notes to Financial Statements (Form N-CSR Item 7) 73
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 86
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
87
Advisory Contract Approval (Form N-CSR Item 11)
88

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Emerging Markets Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.6%)
Belgium (0.9%):
Materials (0.9%):
Titan SA ............................................................. 110,052 $ 6,828
Brazil (5.6%):
Consumer Discretionary (0.6%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 91,500 548
Cyrela Brazil Realty SA Empreendimentos e Participacoes , Preference Shares (a) ......... 17,353 99
Vibra Energia SA ....................................................... 488,958 2,854
Vivara Participacoes SA .................................................. 123,500 750
4,251
Consumer Staples (0.8%):
M Dias Branco SA ...................................................... 78,100 357
Raia Drogasil SA ....................................................... 1,083,090 5,299
Tres Tentos Agroindustrial SA .............................................. 146,047 487
6,143
Energy (1.3%):
Brava Energia (a) ....................................................... 130,231 474
Petroleo Brasileiro SA - Petrobras , ADR ...................................... 126,502 2,104
PRIO SA (a) ........................................................... 696,900 7,408
9,986
Financials (1.8%):
Banco Bradesco SA , Preference Shares ....................................... 1,256,100 5,182
Banco do Brasil SA ..................................................... 616,990 3,244
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 169,100 613
BB Seguridade Participacoes SA ............................................ 180,600 1,222
Pagseguro Digital Ltd. , Class A ............................................. 270,128 2,866
13,127
Industrials (0.2%):
Motiva Infraestrutura de Mobilidade SA ....................................... 574,720 1,867
Materials (0.4%):
Vale SA , Class B , ADR ................................................... 162,986 2,800
Utilities (0.5%):
Equatorial SA ......................................................... 465,700 3,826
42,000
Chile (0.2%):
Financials (0.1%):
Banco Itau Chile SA ..................................................... 20,933 501
Real Estate (0.1%):
Parque Arauco SA ...................................................... 162,424 772
1,273
China (15.6%):
Communication Services (3.5%):
Kuaishou Technology , Class B (b) ........................................... 388,600 3,082
NetEase, Inc. .......................................................... 118,600 2,672
Tencent Holdings Ltd. ................................................... 311,563 20,499
26,253
Consumer Discretionary (2.2%):
361 Degrees International Ltd. ............................................. 770,000 555
BYD Co. Ltd. ......................................................... 427,200 5,150
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 428,000 3,552
Midea Group Co. Ltd. , Class A ............................................. 263,100 3,015
Pop Mart International Group Ltd. (b) (c) ....................................... 120,400 3,542
TravelSky Technology Ltd. , Class H ......................................... 333,000 456
16,270
Consumer Staples (0.8%):
Guoquan Food Shanghai Co. Ltd. , Class H ..................................... 1,268,953 662

Victory Portfolios III
Victory Emerging Markets Fund
3
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
JD Health International, Inc. (a) (b) ........................................... 398,400 2,884
Tingyi Cayman Islands Holding Corp. ........................................ 1,596,000 2,665
6,211
Financials (5.0%):
Agricultural Bank of China Ltd. , Class H ...................................... 6,144,000 4,160
Bank of China Ltd. , Class H ............................................... 10,114,000 5,985
China Construction Bank Corp. , Class H ...................................... 9,063,000 9,221
China Merchants Bank Co. Ltd. , Class H ...................................... 612,000 3,807
PICC Property & Casualty Co. Ltd. , Class H ................................... 3,014,000 6,219
Ping An Insurance Group Co. of China Ltd. (c) .................................. 902,500 7,808
37,200
Health Care (1.1%):
3SBio, Inc. (a) (b) ....................................................... 141,500 399
Shanghai Conant Optical Co. Ltd. , Class H .................................... 154,800 1,220
Sinopharm Group Co. Ltd. , Class H .......................................... 944,799 2,547
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 241,900 3,671
Zylox-Tonbridge Medical Technology Co. Ltd. , Class H (b) ......................... 174,500 486
8,323
Industrials (0.8%):
China Communications Services Corp. Ltd. , Class H .............................. 696,000 395
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 47,000 2,339
Harbin Electric Co. Ltd. , Class H ............................................ 308,000 1,105
Kanzhun Ltd. , ADR ..................................................... 142,304 2,288
6,127
Information Technology (0.6%):
GDS Holdings Ltd. , Class A (a) ............................................. 155,700 806
Lenovo Group Ltd. (c) .................................................... 1,582,000 1,953
Xiaomi Corp. , Class B (a) (b) (c) ............................................. 313,600 1,387
4,146
Materials (1.5%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 276,000 865
Zijin Mining Group Co. Ltd. , Class H ........................................ 1,776,000 10,166
11,031
Utilities (0.1%):
Beijing Jingneng Clean Energy Co. Ltd. , Class H ................................ 1,462,000 443
116,004
Czech Republic (0.3%):
Industrials (0.3%):
CSG NV (a) ........................................................... 53,206 2,001
Greece (1.1%):
Consumer Discretionary (0.2%):
OPAP SA ............................................................. 87,994 1,645
Financials (0.9%):
National Bank of Greece SA ............................................... 351,228 5,713
Optima Bank SA ....................................................... 43,407 501
6,214
7,859
Hong Kong (4.2%):
Consumer Discretionary (3.3%):
Alibaba Group Holding Ltd. , Class W ........................................ 1,245,804 22,546
Bosideng International Holdings Ltd. ......................................... 2,734,000 1,695
24,241
Consumer Staples (0.2%):
Want Want China Holdings Ltd. ............................................ 2,111,000 1,321
Energy (0.1%):
CGN Mining Co. Ltd. (c) .................................................. 1,385,000 868
Health Care (0.1%):
China Medical System Holdings Ltd. (c) ....................................... 291,000 541

Victory Portfolios III
Victory Emerging Markets Fund
4
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Materials (0.1%):
Nine Dragons Paper Holdings Ltd. (a) ......................................... 600,901 676
Real Estate (0.0%):(d)
China Jinmao Holdings Group Ltd. .......................................... 1,724,000 350
Utilities (0.4%):
Kunlun Energy Co. Ltd. .................................................. 2,884,000 3,092
31,089
Hungary (0.7%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 147,271 1,000
Financials (0.6%):
OTP Bank Nyrt ........................................................ 32,924 4,063
5,063
India (12.1%):
Communication Services (0.7%):
Bharti Airtel Ltd. ....................................................... 82,455 1,707
Indus Towers Ltd. (a) .................................................... 642,242 3,218
Just Dial Ltd. (a) ........................................................ 35,401 214
5,139
Consumer Discretionary (0.9%):
ASK Automotive Ltd. .................................................... 121,840 558
Ceat Ltd. ............................................................. 10,275 399
Leela Palaces Hotels & Resorts Ltd. (a) ....................................... 97,800 488
Lumax Auto Technologies Ltd. ............................................. 33,367 645
Mahindra & Mahindra Ltd. ................................................ 88,345 3,302
Sansera Engineering Ltd. (b) ............................................... 26,466 683
SKY Gold and Diamonds Ltd. (a) ............................................ 112,638 447
6,522
Energy (1.0%):
Mangalore Refinery & Petrochemicals Ltd. (a) .................................. 246,664 534
Reliance Industries Ltd. .................................................. 442,288 6,788
7,322
Financials (4.2%):
Angel One Ltd. ........................................................ 125,730 323
Axis Bank Ltd. ........................................................ 150,626 2,294
Bajaj Finance Ltd. ...................................................... 101,363 1,112
Can Fin Homes Ltd. ..................................................... 57,366 533
City Union Bank Ltd. .................................................... 210,347 655
ICICI Bank Ltd. ........................................................ 64,538 981
ICICI Bank Ltd. , ADR ................................................... 118,068 3,602
LIC Housing Finance Ltd. ................................................. 88,308 523
Nippon Life India Asset Management Ltd. (b) ................................... 519,762 5,324
Nuvama Wealth Management Ltd. ........................................... 28,568 391
Power Finance Corp. Ltd. ................................................. 1,127,979 5,137
State Bank of India ...................................................... 105,711 1,398
The Karur Vysya Bank Ltd. ................................................ 307,207 1,102
Union Bank of India Ltd. ................................................. 3,547,275 7,897
31,272
Health Care (0.3%):
Acutaas Chemicals Ltd. .................................................. 24,646 585
Ajanta Pharma Ltd. ..................................................... 16,334 538
Strides Pharma Science Ltd. ............................................... 46,209 434
Yatharth Hospital & Trauma Care Services Ltd. (a) ............................... 67,787 530
2,087
Industrials (1.7%):
Adani Ports & Special Economic Zone Ltd. .................................... 219,188 3,670
Bharat Electronics Ltd. ................................................... 809,782 3,965
eClerx Services Ltd. ..................................................... 9,542 333
Engineers India Ltd. ..................................................... 200,908 490
Escorts Kubota Ltd. ..................................................... 13,912 538

Victory Portfolios III
Victory Emerging Markets Fund
5
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
GE Vernova T&D India Ltd. ............................................... 21,668 917
J Kumar Infraprojects Ltd. ................................................ 95,698 556
Kalpataru Projects International Ltd. ......................................... 63,614 868
Sagility Ltd. ........................................................... 1,416,240 617
Transport Corp. of India Ltd. ............................................... 33,012 364
VRL Logistics Ltd. ...................................................... 175,487 536
12,854
Information Technology (1.3%):
Coforge Ltd. .......................................................... 26,705 350
Infosys Ltd. ........................................................... 238,920 3,424
Persistent Systems Ltd. ................................................... 46,080 2,405
Syrma Sgs Technology Ltd. ............................................... 51,306 465
Tata Consultancy Services Ltd. ............................................. 81,426 2,367
Zensar Technologies Ltd. ................................................. 53,053 330
9,341
Materials (1.3%):
Hindalco Industries Ltd. .................................................. 565,045 5,751
National Aluminium Co. Ltd. .............................................. 331,562 1,294
UPL Ltd. ............................................................. 249,437 1,750
Welspun Corp. Ltd. ..................................................... 74,549 678
9,473
Real Estate (0.0%):(d)
Sunteck Realty Ltd. ..................................................... 86,039 380
Utilities (0.7%):
CESC Ltd. ............................................................ 276,391 481
Power Grid Corp. of India Ltd. ............................................. 1,329,418 4,372
VA Tech Wabag Ltd. ..................................................... 28,647 398
5,251
89,641
Indonesia (1.6%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk , ADR (c) .................................... 165,226 3,514
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 1,253,400 387
PT Japfa Comfeed Indonesia Tbk ........................................... 5,248,000 744
1,131
Financials (0.7%):
PT Bank Mandiri Persero Tbk .............................................. 9,162,980 2,877
PT Bank Rakyat Indonesia Persero Tbk ....................................... 8,510,346 1,981
4,858
Health Care (0.0%):(d)
PT Kalbe Farma Tbk .................................................... 5,367,100 353
Materials (0.1%):
Aneka Tambang Tbk .................................................... 4,294,500 1,117
Real Estate (0.1%):
PT Ciputra Development Tbk .............................................. 8,602,100 395
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 4,042,100 576
11,944
Luxembourg (0.2%):
Materials (0.2%):
Ternium SA , ADR (c) .................................................... 43,758 1,902
Malaysia (0.4%):
Industrials (0.1%):
Zetrix Ai Bhd .......................................................... 4,346,900 917
Materials (0.2%):
Malayan Cement Bhd .................................................... 579,500 1,281

Victory Portfolios III
Victory Emerging Markets Fund
6
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Real Estate (0.1%):
Matrix Concepts Holdings Bhd ............................................. 1,132,800 411
Sunway Real Estate Investment Trust ......................................... 753,700 482
893
3,091
Mexico (3.6%):
Communication Services (0.5%):
America Movil SAB de CV , ADR ........................................... 130,078 3,385
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 890,800 2,236
Energy (0.8%):
Vista Energy SAB de CV , ADR (a) ........................................... 106,463 6,147
Financials (1.8%):
Gentera SAB de CV ..................................................... 2,386,299 6,949
Grupo Financiero Banorte SAB de CV , Class O ................................. 582,003 6,638
13,587
Materials (0.1%):
GCC SAB de CV ....................................................... 79,065 920
Real Estate (0.1%):
Concentradora Fibra Danhos SA de CV (c) ..................................... 316,339 503
26,778
Philippines (0.1%):
Financials (0.0%):(d)
Security Bank Corp. ..................................................... 291,760 374
Utilities (0.1%):
Manila Water Co., Inc. ................................................... 684,400 478
852
Poland (0.6%):
Financials (0.1%):
Alior Bank SA ......................................................... 12,795 429
Industrials (0.4%):
Benefit Systems SA (a) (c) ................................................. 2,021 2,187
InPost SA (a) .......................................................... 48,760 875
3,062
Utilities (0.1%):
Tauron Polska Energia SA (a) .............................................. 212,182 699
4,190
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 253,826 —
Energy (0.0%):
Gazprom PJSC (a) (e) (f) ................................................... 1,087,480 —
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 457,159 —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 196,760 —
Sberbank of Russia PJSC (a) (e) (f) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 329,652 —
—
—
Saudi Arabia (1.4%):
Communication Services (0.4%):
Etihad Etisalat Co. ...................................................... 180,150 3,084
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 24,800 546

Victory Portfolios III
Victory Emerging Markets Fund
7
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Financials (0.8%):
Saudi Awwal Bank ...................................................... 653,788 5,952
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 16,985 533
Real Estate (0.0%):(d)
Arabian Centres Co. (b) ................................................... 69,074 333
10,448
Singapore (0.1%):
Communication Services (0.1%):
JOYY, Inc. , ADR ....................................................... 7,510 448
South Africa (3.1%):
Consumer Staples (0.1%):
Tiger Brands Ltd. ....................................................... 22,213 445
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 41,346 515
Financials (1.3%):
Sanlam Ltd. ........................................................... 831,539 5,557
Santam Ltd. ........................................................... 20,642 568
Standard Bank Group Ltd. ................................................ 190,954 3,847
9,972
Industrials (0.3%):
Bidvest Group Ltd. ...................................................... 148,553 2,354
Materials (1.2%):
Harmony Gold Mining Co. Ltd. ............................................. 225,183 5,126
Kumba Iron Ore Ltd. .................................................... 55,631 1,287
Northam Platinum Holdings Ltd. ............................................ 33,707 923
Pan African Resources PLC ............................................... 735,368 1,777
9,113
Real Estate (0.1%):
Growthpoint Properties Ltd. ............................................... 432,694 511
22,910
South Korea (18.6%):
Communication Services (0.1%):
Netmarble Corp. (b) ..................................................... 9,751 356
Consumer Discretionary (1.3%):
Hyundai Mobis Co. Ltd. .................................................. 8,492 3,053
Kia Corp. ............................................................ 41,493 5,925
Silicon2 Co. Ltd. (a) ..................................................... 21,285 649
9,627
Consumer Staples (0.9%):
Apr Corp. (a) .......................................................... 22,610 4,907
D'Alba Global Co. Ltd. (a) ................................................. 16,773 1,978
6,885
Financials (2.3%):
Hana Financial Group, Inc. ................................................ 119,944 10,147
JB Financial Group Co. Ltd. ............................................... 38,650 852
KIWOOM Securities Co. Ltd. .............................................. 4,964 1,605
Shinhan Financial Group Co. Ltd. ........................................... 66,890 4,500
17,104
Health Care (0.2%):
Classys, Inc. (a) ........................................................ 14,201 576
Daewoong Pharmaceutical Co. Ltd. .......................................... 3,779 462
HK inno N Corp. (a) ..................................................... 13,511 507
1,545
Industrials (2.3%):
Hanwha Aerospace Co. Ltd. ............................................... 10,414 8,658
Hanwha Corp. (a) ....................................................... 5,824 553
HD Hyundai Electric Co. Ltd. .............................................. 5,767 4,211

Victory Portfolios III
Victory Emerging Markets Fund
8
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
HD-Hyundai Marine Engine (a) ............................................. 14,050 853
Iljin Electric Co. Ltd. .................................................... 13,354 830
Samsung E&A Co. Ltd. .................................................. 51,981 1,315
Sanil Electric Co. Ltd. ................................................... 6,860 794
17,214
Information Technology (11.3%):
Douzone Bizon Co. Ltd. .................................................. 10,761 885
IsuPetasys Co. Ltd. ...................................................... 12,289 1,094
LEENO Industrial, Inc. ................................................... 11,712 868
LG Innotek Co. Ltd. ..................................................... 3,703 821
PSK, Inc. ............................................................. 14,840 662
Samsung Electronics Co. Ltd. .............................................. 208,456 31,204
SK hynix, Inc. ......................................................... 65,087 48,132
83,666
Materials (0.2%):
Hyosung TNC Corp. ..................................................... 1,864 552
OCI Holdings Co. Ltd. ................................................... 3,468 366
Poongsan Corp. (a) ...................................................... 10,047 807
1,725
138,122
Taiwan (22.9%):
Consumer Discretionary (0.8%):
Lion Travel Service Co. Ltd. ............................................... 87,000 487
Minth Group Ltd. ....................................................... 822,000 4,595
Tong Yang Industry Co. Ltd. ............................................... 282,000 895
5,977
Consumer Staples (0.1%):
Charoen Pokphand Enterprise .............................................. 93,000 454
Financials (0.6%):
CTBC Financial Holding Co. Ltd. ........................................... 2,604,000 4,633
Health Care (0.4%):
Bora Pharmaceuticals Co. Ltd. ............................................. 166,170 2,691
Lotus Pharmaceutical Co. Ltd. ............................................. 52,000 463
3,154
Industrials (0.4%):
Bizlink Holding, Inc. .................................................... 21,504 950
China Airlines Ltd. ...................................................... 1,415,000 946
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 225,000 1,087
2,983
Information Technology (20.5%):
ASE Technology Holding Co. Ltd. , ADR ...................................... 228,602 5,553
ASE Technology Holding Co. Ltd. ........................................... 453,000 5,459
AURAS Technology Co. Ltd. .............................................. 20,894 755
Chenbro Micom Co. Ltd. ................................................. 56,000 1,614
Chroma ATE, Inc. ...................................................... 21,000 913
Delta Electronics, Inc. ................................................... 176,000 7,938
Elite Material Co. Ltd. ................................................... 116,000 8,885
Ennoconn Corp. ........................................................ 37,000 334
Genius Electronic Optical Co. Ltd. .......................................... 33,000 463
Getac Holdings Corp. .................................................... 118,000 425
Gold Circuit Electronics Ltd. ............................................... 56,000 1,455
Hon Hai Precision Industry Co. Ltd. ......................................... 526,000 4,024
King Slide Works Co. Ltd. ................................................ 4,000 431
King Yuan Electronics Co. Ltd. ............................................. 133,000 1,369
MediaTek, Inc. ......................................................... 181,000 11,152
MPI Corp. ............................................................ 18,000 1,666
Nanya Technology Corp. (a) ............................................... 165,000 1,465
Novatek Microelectronics Corp. ............................................ 93,000 1,161
Phison Electronics Corp. .................................................. 27,000 1,595
Quanta Computer, Inc. ................................................... 383,000 3,516
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,327,000 82,818

Victory Portfolios III
Victory Emerging Markets Fund
9
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Taiwan Union Technology Corp. ............................................ 73,000 1,249
Tripod Technology Corp. ................................................. 91,000 1,124
Winbond Electronics Corp. (a) .............................................. 222,000 845
Wiwynn Corp. ......................................................... 50,000 6,285
152,494
Materials (0.1%):
Nan Pao Resins Chemical Co. Ltd. .......................................... 59,000 617
170,312
Thailand (1.7%):
Communication Services (0.5%):
Advanced Info Service PCL, NVDR ......................................... 335,600 4,101
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 928,800 720
Energy (0.2%):
PTT Exploration & Production PCL , Class F ................................... 272,500 1,205
Financials (0.1%):
Thanachart Capital PCL, NVDR ............................................ 250,600 490
Health Care (0.6%):
Bumrungrad Hospital PCL, NVDR .......................................... 701,800 4,798
Industrials (0.1%):
CH Karnchang PCL, NVDR ............................................... 1,211,500 686
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 7,180,600 573
12,573
Turkey (0.3%):
Consumer Staples (0.3%):
BIM Birlesik Magazalar A/S ............................................... 134,373 2,048
Health Care (0.0%):(d)
MLP Saglik Hizmetleri A/S , Class B (a) (b) ..................................... 50,071 500
2,548
United Arab Emirates (1.0%):
Industrials (0.1%):
Air Arabia PJSC ........................................................ 859,100 1,266
Real Estate (0.9%):
Emaar Development PJSC ................................................ 1,235,034 6,506
7,772
United Kingdom (0.4%):
Consumer Discretionary (0.1%):
Pepco Group NV ....................................................... 73,256 605
Consumer Staples (0.3%):
Unilever PLC ......................................................... 28,687 2,107
2,712
United States (0.7%):
Consumer Discretionary (0.2%):
SharkNinja, Inc. (a) ...................................................... 13,270 1,630
Energy (0.3%):
SLB Ltd. ............................................................. 50,284 2,582
Information Technology (0.2%):
EPAM Systems, Inc. (a) ................................................... 8,590 1,211
5,423
Uruguay (0.2%):
Consumer Discretionary (0.2%):
Arcos Dorados Holdings, Inc. , Class A ........................................ 165,078 1,453
Total Common Stocks (Cost $455,523) 725,236

Victory Portfolios III
Victory Emerging Markets Fund
10
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares Core MSCI Emerging Markets ETF .................................... 63,475 4,872
iShares MSCI Emerging Markets Small-Cap ETF (c) .............................. 9,505 714
5,586
Total Exchange-Traded Funds (Cost $5,183) 5,586
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (g) ........ 1,175,693 1,176
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (g) ............ 1,247,327 1,247
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (g) ............... 1,175,693 1,176
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (g) . 1,104,058 1,104
Total Collateral for Securities Loaned (Cost $4,703) 4,703
Total Investments (Cost $465,409) — 99.0% 735,525
Other assets in excess of liabilities — 1.0% 7,758
NET ASSETS - 100.00% $ 743,283
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$26,199 (thousands) and amounted to 3.5% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026 (amounts in thousands):
(g) Rate disclosed is the daily yield on February 28, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Global Equity Income Fund
11
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (1.6%):
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 17,307 $ 254
Financials (0.3%):
QBE Insurance Group Ltd. ................................................ 16,950 263
Industrials (0.4%):
Computershare Ltd. ..................................................... 12,619 278
Utilities (0.6%):
Origin Energy Ltd. ...................................................... 52,667 456
1,251
Bermuda (0.2%):
Financials (0.2%):
Everest Group Ltd. ...................................................... 622 209
Canada (6.7%):
Consumer Discretionary (0.7%):
Gildan Activewear, Inc. .................................................. 8,192 558
Energy (2.0%):
Canadian Natural Resources Ltd. ............................................ 8,807 385
Cenovus Energy, Inc. .................................................... 6,566 146
Suncor Energy, Inc. ..................................................... 18,982 1,073
1,604
Financials (1.9%):
Canadian Imperial Bank of Commerce ........................................ 12,344 1,247
Sun Life Financial, Inc. .................................................. 4,577 300
1,547
Materials (2.1%):
Kinross Gold Corp. ..................................................... 34,384 1,271
Nutrien Ltd. ........................................................... 4,811 362
1,633
5,342
China (1.4%):
Industrials (1.4%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 327,800 1,121
France (3.6%):
Health Care (0.2%):
Sanofi SA ............................................................ 1,923 188
Industrials (1.7%):
Cie de Saint-Gobain SA .................................................. 7,824 793
Eiffage SA ............................................................ 2,996 516
1,309
Utilities (1.7%):
Engie SA ............................................................. 39,867 1,362
2,859
Germany (4.7%):
Communication Services (0.8%):
Deutsche Telekom AG ................................................... 17,129 688
Financials (1.3%):
Allianz SE , Registered Shares .............................................. 2,308 1,036
Industrials (1.2%):
Deutsche Post AG ...................................................... 8,611 507
GEA Group AG ........................................................ 5,776 448
955

Victory Portfolios III
Victory Global Equity Income Fund
12
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Materials (1.4%):
Heidelberg Materials AG ................................................. 4,978 1,109
3,788
Hong Kong (1.7%):
Consumer Staples (1.0%):
WH Group Ltd. (a) ...................................................... 621,000 781
Industrials (0.7%):
Techtronic Industries Co. Ltd. .............................................. 35,000 567
1,348
Ireland (2.1%):
Financials (0.6%):
Bank of Ireland Group PLC ............................................... 23,666 463
Information Technology (1.5%):
Accenture PLC , Class A .................................................. 1,455 303
TE Connectivity PLC .................................................... 4,079 939
1,242
1,705
Italy (1.1%):
Utilities (1.1%):
Enel SpA ............................................................. 71,857 864
Japan (9.3%):
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 30,700 572
Financials (2.4%):
SBI Holdings, Inc. ...................................................... 27,400 586
Sompo Holdings, Inc. .................................................... 16,900 671
Tokio Marine Holdings, Inc. ............................................... 16,600 689
1,946
Health Care (0.4%):
Shionogi & Co. Ltd. ..................................................... 12,900 305
Industrials (3.3%):
Fujikura Ltd. .......................................................... 11,100 1,896
Komatsu Ltd. .......................................................... 14,400 691
2,587
Materials (1.3%):
Nitto Denko Corp. ...................................................... 31,900 740
Shin-Etsu Chemical Co. Ltd. ............................................... 8,300 327
1,067
Utilities (1.2%):
Tokyo Gas Co. Ltd. ..................................................... 19,200 942
7,419
Netherlands (2.2%):
Communication Services (1.4%):
Koninklijke KPN NV .................................................... 191,587 1,089
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV ............................................ 13,863 685
1,774
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 28,116 610
Singapore (0.5%):
Financials (0.5%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,100 408
Spain (4.8%):
Energy (0.3%):
Repsol SA ............................................................ 9,647 218

Victory Portfolios III
Victory Global Equity Income Fund
13
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Financials (3.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,010 1,482
Banco Santander SA ..................................................... 84,517 1,066
2,548
Utilities (1.3%):
Iberdrola SA .......................................................... 44,513 1,051
3,817
Sweden (0.4%):
Information Technology (0.4%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 25,381 293
Switzerland (6.0%):
Consumer Staples (1.3%):
Coca-Cola HBC AG (b) ................................................... 16,258 1,055
Health Care (3.0%):
Novartis AG , Registered Shares ............................................. 7,744 1,302
Roche Holding AG ...................................................... 2,354 1,121
2,423
Information Technology (0.6%):
Logitech International SA , Class R .......................................... 5,368 493
Materials (1.1%):
Glencore PLC (b) ....................................................... 48,514 350
Holcim AG (b) ......................................................... 5,357 493
843
4,814
United Kingdom (5.7%):
Consumer Staples (2.3%):
Imperial Brands PLC .................................................... 10,966 491
Reckitt Benckiser Group PLC .............................................. 2,636 232
Tesco PLC ............................................................ 167,625 1,085
1,808
Energy (1.2%):
BP PLC .............................................................. 40,298 261
Shell PLC ............................................................ 16,748 701
962
Financials (1.7%):
HSBC Holdings PLC .................................................... 72,113 1,348
Industrials (0.5%):
Intertek Group PLC ..................................................... 6,655 424
4,542
United States (46.7%):
Communication Services (0.4%):
Verizon Communications, Inc. .............................................. 6,817 342
Consumer Discretionary (1.8%):
Best Buy Co., Inc. ...................................................... 6,114 379
Lowe's Cos., Inc. ....................................................... 1,607 425
The TJX Cos., Inc. ...................................................... 1,859 300
Williams-Sonoma, Inc. ................................................... 1,656 341
1,445
Consumer Staples (4.4%):
Altria Group, Inc. ....................................................... 10,062 695
Colgate-Palmolive Co. ................................................... 4,250 421
Kimberly-Clark Corp. .................................................... 5,331 594
Philip Morris International, Inc. ............................................. 4,706 879
Sysco Corp. ........................................................... 4,313 393
Target Corp. .......................................................... 1,848 210
The Clorox Co. ........................................................ 2,483 316
3,508

Victory Portfolios III
Victory Global Equity Income Fund
14
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Energy (3.7%):
Devon Energy Corp. ..................................................... 12,350 538
EOG Resources, Inc. .................................................... 6,910 857
Marathon Petroleum Corp. ................................................ 2,630 521
Ovintiv, Inc. .......................................................... 7,769 393
Valero Energy Corp. ..................................................... 3,017 618
2,927
Financials (8.3%):
American Express Co. ................................................... 1,243 384
American Financial Group, Inc. ............................................. 4,623 615
Ameriprise Financial, Inc. ................................................. 1,081 508
Capital One Financial Corp. ............................................... 1,998 391
Cincinnati Financial Corp. ................................................ 2,647 434
Fidelity National Financial, Inc. ............................................ 12,078 639
Interactive Brokers Group, Inc. , Class A ....................................... 5,720 407
JPMorgan Chase & Co. .................................................. 2,333 701
Synchrony Financial ..................................................... 10,709 740
The Goldman Sachs Group, Inc. ............................................ 826 710
The PNC Financial Services Group, Inc. ...................................... 1,978 420
The Western Union Co. (c) ................................................. 18,329 176
W.R. Berkley Corp. ..................................................... 7,257 520
6,645
Health Care (7.9%):
AbbVie, Inc. .......................................................... 5,018 1,165
Bristol-Myers Squibb Co. ................................................. 12,738 794
Cardinal Health, Inc. .................................................... 2,041 468
Gilead Sciences, Inc. .................................................... 6,802 1,013
Johnson & Johnson ..................................................... 4,552 1,131
McKesson Corp. ....................................................... 479 473
Merck & Co., Inc. ...................................................... 4,545 563
The Cigna Group ....................................................... 1,318 382
UnitedHealth Group, Inc. ................................................. 1,075 315
6,304
Industrials (4.6%):
Booz Allen Hamilton Holding Corp. , Class A ................................... 1,341 106
C.H. Robinson Worldwide, Inc. ............................................. 3,709 687
EMCOR Group, Inc. .................................................... 923 669
Expeditors International of Washington, Inc. .................................... 2,680 389
Lockheed Martin Corp. ................................................... 1,084 713
Masco Corp. .......................................................... 7,025 503
Owens Corning ........................................................ 2,830 345
United Parcel Service, Inc. , Class B .......................................... 2,372 275
3,687
Information Technology (11.4%):
Apple, Inc. ........................................................... 5,813 1,536
Applied Materials, Inc. ................................................... 3,422 1,274
Cisco Systems, Inc. ..................................................... 18,436 1,465
Cognizant Technology Solutions Corp. , Class A ................................. 7,076 456
HP, Inc. .............................................................. 22,233 422
KLA Corp. ........................................................... 795 1,212
Lam Research Corp. ..................................................... 4,926 1,152
NetApp, Inc. .......................................................... 6,779 671
QUALCOMM, Inc. ..................................................... 6,027 858
9,046
Materials (3.8%):
CF Industries Holdings, Inc. ............................................... 7,121 709
LyondellBasell Industries NV , Class A ........................................ 1,218 70
Nucor Corp. ........................................................... 3,060 541
Packaging Corp. of America ............................................... 2,139 497
Reliance, Inc. .......................................................... 1,400 442
Steel Dynamics, Inc. ..................................................... 3,775 730
2,989

Victory Portfolios III
Victory Global Equity Income Fund
15
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Utilities (0.4%):
OGE Energy Corp. ...................................................... 6,612 325
37,218
Total Common Stocks (Cost $53,890) 79,382
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (d) ........ 45,363 45
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (d) ............ 45,363 46
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (d) ............... 45,363 45
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (d) . 45,363 45
Total Collateral for Securities Loaned (Cost $181) 181
Total Investments (Cost $54,071) — 99.7% 79,563
Other assets in excess of liabilities — 0.3% 197
NET ASSETS - 100.00% $ 79,760
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$781 (thousands) and amounted to 1.0% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on February 28, 2026.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory International Fund
16
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Australia (4.4%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 386,487 $ 13,210
Financials (0.7%):
ANZ Group Holdings Ltd. ................................................ 149,655 4,258
Macquarie Group Ltd. ................................................... 89,555 13,588
QBE Insurance Group Ltd. ................................................ 110,779 1,720
19,566
Health Care (0.2%):
CSL Ltd. ............................................................. 35,266 3,691
Industrials (0.5%):
Brambles Ltd. ......................................................... 373,772 6,664
Qantas Airways Ltd. ..................................................... 803,222 5,684
12,348
Materials (1.8%):
BHP Group Ltd. ........................................................ 789,385 32,023
Northern Star Resources Ltd. .............................................. 375,414 8,227
Orica Ltd. ............................................................ 261,443 4,538
Rio Tinto Ltd. ......................................................... 26,626 3,165
47,953
Real Estate (0.7%):
Charter Hall Group ...................................................... 288,362 4,525
Goodman Group ....................................................... 63,445 1,305
Scentre Group ......................................................... 4,925,676 13,386
19,216
115,984
Austria (0.7%):
Financials (0.7%):
BAWAG Group AG (a) (b) ................................................. 94,102 14,574
Erste Group Bank AG .................................................... 31,237 3,707
18,281
Information Technology (0.0%):(c)
ams-OSRAM AG (a) ..................................................... 41,510 462
18,743
Belgium (0.5%):
Communication Services (0.0%):(c)
Proximus SADP ........................................................ 101,749 839
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 62,306 5,066
Financials (0.1%):
Ageas SA ............................................................ 43,368 3,219
Materials (0.2%):
Titan SA ............................................................. 36,091 2,239
Umicore SA ........................................................... 138,900 2,960
5,199
14,323
Brazil (1.4%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 380,677 3,207
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 549,295 1,670
Raizen SA , Preference Shares (a) ............................................ 792,100 97
Ultrapar Participacoes SA ................................................. 341,414 1,718
3,485

Victory Portfolios III
Victory International Fund
17
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.5%):
Ambev SA ............................................................ 1,030,890 $ 3,272
Natura Cosmeticos SA (a) ................................................. 888,824 1,580
Raia Drogasil SA ....................................................... 1,578,764 7,724
12,576
Energy (0.2%):
PRIO SA (a) ........................................................... 454,200 4,828
Financials (0.3%):
Banco Bradesco SA , Preference Shares ....................................... 492,100 2,031
Banco Bradesco SA , ADR ................................................ 1,270,159 5,195
7,226
Utilities (0.2%):
Equatorial SA ......................................................... 573,700 4,713
36,035
Canada (3.0%):
Consumer Discretionary (0.0%):(c)
Gildan Activewear, Inc. (d) ................................................ 22,241 1,516
Energy (0.5%):
Headwater Exploration, Inc. ............................................... 237,136 2,184
Suncor Energy, Inc. ..................................................... 36,427 2,058
Whitecap Resources, Inc. ................................................. 812,976 8,118
12,360
Financials (0.5%):
Bank of Montreal ....................................................... 15,231 2,192
Brookfield Corp. , Class A ................................................. 32,119 1,409
Canadian Imperial Bank of Commerce ........................................ 35,231 3,560
Fairfax Financial Holdings Ltd. ............................................. 2,070 3,563
Royal Bank of Canada ................................................... 18,886 3,158
13,882
Industrials (0.4%):
Element Fleet Management Corp. ........................................... 300,066 7,148
Finning International, Inc. ................................................. 40,006 2,697
9,845
Information Technology (0.4%):
Celestica, Inc. (a) ....................................................... 31,154 8,652
Shopify, Inc. , Class A (a) .................................................. 10,027 1,211
9,863
Materials (1.1%):
Barrick Mining Corp. .................................................... 56,372 2,861
DPM Metals, Inc. ....................................................... 154,890 6,707
Lundin Mining Corp. .................................................... 460,527 14,675
Nutrien Ltd. ........................................................... 74,800 5,620
29,863
Utilities (0.1%):
Algonquin Power & Utilities Corp. (d) ........................................ 492,858 3,447
80,776
China (1.6%):
Communication Services (0.4%):
Baidu, Inc. , Class A (a) ................................................... 184,967 2,873
Kuaishou Technology , Class B (b) ........................................... 155,000 1,229
Tencent Holdings Ltd. ................................................... 91,600 6,027
10,129
Consumer Discretionary (0.4%):
BYD Co. Ltd. ......................................................... 130,800 1,577
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 704,400 5,845
JD.com, Inc. , Class A .................................................... 147,339 1,956

Victory Portfolios III
Victory International Fund
18
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Pop Mart International Group Ltd. (b) ......................................... 48,200 $ 1,418
10,796
Consumer Staples (0.2%):
China Mengniu Dairy Co. Ltd. ............................................. 968,017 1,995
JD Health International, Inc. (a) (b) ........................................... 157,700 1,141
Tingyi Cayman Islands Holding Corp. ........................................ 632,000 1,056
4,192
Financials (0.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,386,000 1,615
Bank of China Ltd. , Class H ............................................... 4,028,000 2,384
China Construction Bank Corp. , Class H ...................................... 1,949,000 1,983
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,216,000 2,509
8,491
Health Care (0.1%):
3SBio, Inc. (a) (b) ....................................................... 734,500 2,071
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 95,700 1,452
3,523
Industrials (0.1%):
Kanzhun Ltd. , ADR ..................................................... 163,616 2,631
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 562,000 3,217
42,979
Denmark (0.8%):
Consumer Discretionary (0.1%):
Pandora A/S .......................................................... 49,931 3,948
Financials (0.3%):
Jyske Bank A/S , Registered Shares .......................................... 45,098 6,760
Health Care (0.4%):
Genmab A/S (a) ........................................................ 17,063 5,024
Novo Nordisk A/S , Class B ................................................ 130,034 4,919
9,943
Industrials (0.0%):(c)
Vestas Wind Systems A/S ................................................. 54,344 1,389
22,040
Finland (1.1%):
Financials (0.7%):
Nordea Bank Abp ....................................................... 931,496 18,024
Industrials (0.2%):
Konecranes Oyj ........................................................ 46,845 5,530
Information Technology (0.2%):
Nokia Oyj ............................................................ 590,585 4,532
28,086
France (8.7%):
Communication Services (0.5%):
Orange SA ............................................................ 434,503 9,360
Publicis Groupe SA ..................................................... 52,275 4,654
14,014
Consumer Discretionary (1.0%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 31,450 20,096
Renault SA ........................................................... 71,294 2,696
Sodexo SA (d) ......................................................... 18,876 1,033
Valeo SE ............................................................. 101,402 1,462
25,287
Consumer Staples (0.9%):
Carrefour SA .......................................................... 159,916 3,033

Victory Portfolios III
Victory International Fund
19
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
L'Oreal SA ........................................................... 44,421 $ 20,811
23,844
Energy (0.9%):
Gaztransport Et Technigaz SA .............................................. 33,809 7,721
Technip Energies NV .................................................... 131,017 5,676
TotalEnergies SE ....................................................... 102,983 8,248
Vallourec SACA (d) ..................................................... 80,124 1,875
23,520
Financials (0.9%):
AXA SA ............................................................. 105,290 5,148
BNP Paribas SA ........................................................ 87,813 9,859
Societe Generale SA ..................................................... 107,751 9,337
24,344
Health Care (0.5%):
BioMerieux (d) ......................................................... 13,878 1,640
Ipsen SA ............................................................. 27,769 5,420
Sanofi SA ............................................................ 71,053 6,949
14,009
Industrials (2.8%):
Cie de Saint-Gobain SA .................................................. 28,993 2,938
Eiffage SA ............................................................ 107,928 18,610
Rexel SA ............................................................. 330,872 14,328
Safran SA ............................................................ 77,657 31,273
Schneider Electric SE .................................................... 15,431 5,043
SPIE SA ............................................................. 30,211 1,870
74,062
Information Technology (0.2%):
Capgemini SE ......................................................... 32,154 4,063
Materials (0.4%):
Arkema SA ........................................................... 150,711 10,975
Real Estate (0.2%):
Klepierre SA .......................................................... 141,685 5,962
Utilities (0.4%):
Engie SA ............................................................. 271,202 9,264
Veolia Environnement SA ................................................. 55,208 2,338
11,602
231,682
Germany (6.7%):
Communication Services (0.2%):
CTS Eventim AG & Co. KGaA (d) ........................................... 70,708 5,726
Consumer Discretionary (0.9%):
Aumovio SE (a) ........................................................ 24,905 1,235
Continental AG ........................................................ 22,833 1,967
Mercedes-Benz Group AG ................................................ 19,668 1,361
Volkswagen AG , Preference Shares .......................................... 131,521 15,637
Zalando SE (a) (b) (d) ..................................................... 145,841 3,545
23,745
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 56,599 5,551
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 79,533 35,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 4,653 3,036
38,750
Health Care (0.2%):
Fresenius Medical Care AG ............................................... 23,858 1,111

Victory Portfolios III
Victory International Fund
20
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Fresenius SE & Co. KGaA ................................................ 60,926 $ 3,652
4,763
Industrials (2.0%):
Brenntag SE (d) ........................................................ 20,270 1,246
Daimler Truck Holding AG ................................................ 72,837 3,675
GEA Group AG ........................................................ 19,705 1,528
MTU Aero Engines AG .................................................. 3,686 1,589
Siemens AG , Registered Shares ............................................. 130,191 37,641
Siemens Energy AG ..................................................... 33,009 6,392
52,071
Information Technology (0.6%):
SAP SE .............................................................. 74,823 15,030
Materials (0.6%):
BASF SE ............................................................ 69,419 3,976
Evonik Industries AG (d) .................................................. 116,826 2,031
Heidelberg Materials AG ................................................. 42,189 9,399
Wacker Chemie AG (d) ................................................... 11,787 1,124
16,530
Utilities (0.6%):
E.ON SE (d) ........................................................... 105,722 2,459
RWE AG ............................................................. 222,508 14,312
16,771
178,937
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA ............................................... 543,718 8,844
Hong Kong (2.6%):
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd. , Class W ........................................ 419,376 7,590
Galaxy Entertainment Group Ltd. ........................................... 299,000 1,591
Yue Yuen Industrial Holdings Ltd. ........................................... 528,059 1,253
10,434
Consumer Staples (0.0%):(c)
WH Group Ltd. (b) ...................................................... 138,400 174
Financials (1.3%):
AIA Group Ltd. ........................................................ 2,170,400 23,944
BOC Hong Kong Holdings Ltd. ............................................ 477,500 2,731
Hong Kong Exchanges & Clearing Ltd. ....................................... 31,000 1,656
Prudential PLC ........................................................ 380,494 5,827
34,158
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 318,847 2,625
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 2,623,980 16,649
Utilities (0.2%):
Kunlun Energy Co. Ltd. .................................................. 3,980,000 4,266
68,306
India (1.3%):
Consumer Discretionary (0.0%):(c)
Mahindra & Mahindra Ltd. ................................................ 34,656 1,295
Energy (0.1%):
Reliance Industries Ltd. .................................................. 176,419 2,708
Financials (0.6%):
Canara Bank .......................................................... 838,804 1,452
Nippon Life India Asset Management Ltd. (b) ................................... 463,777 4,751
Power Finance Corp. Ltd. ................................................. 1,267,887 5,774

Victory Portfolios III
Victory International Fund
21
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Union Bank of India Ltd. ................................................. 1,437,751 $ 3,201
15,178
Industrials (0.1%):
Adani Ports & Special Economic Zone Ltd. .................................... 89,015 1,490
Bharat Electronics Ltd. ................................................... 327,807 1,605
3,095
Information Technology (0.2%):
Coforge Ltd. .......................................................... 132,850 1,739
Infosys Ltd. ........................................................... 96,755 1,387
Persistent Systems Ltd. ................................................... 18,332 957
4,083
Materials (0.2%):
Hindalco Industries Ltd. .................................................. 225,193 2,292
National Aluminium Co. Ltd. .............................................. 1,049,026 4,093
6,385
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 533,062 1,753
34,497
Indonesia (0.2%):
Financials (0.1%):
PT Bank Negara Indonesia Persero Tbk ....................................... 7,204,526 1,889
Materials (0.1%):
Aneka Tambang Tbk .................................................... 12,579,000 3,272
5,161
Ireland (1.3%):
Financials (0.6%):
AIB Group PLC ........................................................ 392,150 4,070
Bank of Ireland Group PLC ............................................... 614,251 11,959
16,029
Industrials (0.4%):
AerCap Holdings NV .................................................... 54,028 8,074
DCC PLC ............................................................ 38,111 2,657
10,731
Materials (0.3%):
James Hardie Industries PLC (a) ............................................ 355,530 8,689
35,449
Italy (2.3%):
Consumer Discretionary (0.2%):
Lottomatica Group SpA .................................................. 99,303 2,403
PRADA SpA .......................................................... 368,300 2,088
4,491
Energy (0.2%):
Eni SpA ............................................................. 223,214 5,213
Financials (1.1%):
Banca Mediolanum SpA .................................................. 81,754 1,753
Banco BPM SpA ....................................................... 973,940 14,345
BPER Banca SpA ....................................................... 228,509 3,218
UniCredit SpA ......................................................... 100,700 8,574
27,890
Information Technology (0.1%):
Reply SpA ............................................................ 30,345 3,246
Utilities (0.7%):
Enel SpA ............................................................. 1,599,916 19,238
60,078

Victory Portfolios III
Victory International Fund
22
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Japan (20.0%):
Communication Services (0.5%):
Dentsu Group, Inc. (a) .................................................... 96,240 $ 1,816
Hakuhodo DY Holdings, Inc. (d) ............................................ 111,880 839
Kakaku.com, Inc. ....................................................... 283,500 3,126
Konami Group Corp. .................................................... 43,900 5,859
Nippon Television Holdings, Inc. ............................................ 41,175 896
12,536
Consumer Discretionary (4.1%):
Asics Corp. ........................................................... 817,600 25,058
Honda Motor Co. Ltd. ................................................... 341,788 3,424
Isuzu Motors Ltd. ....................................................... 22,762 424
Koito Manufacturing Co. Ltd. .............................................. 145,420 2,622
Nikon Corp. ........................................................... 74,910 956
Nissan Motor Co. Ltd. (a) ................................................. 521,562 1,437
Open House Group Co. Ltd. ............................................... 122,700 9,082
Rinnai Corp. .......................................................... 50,196 1,308
Sega Sammy Holdings, Inc. ............................................... 71,040 1,189
Sony Group Corp. ...................................................... 153,600 3,531
Stanley Electric Co. Ltd. .................................................. 59,641 1,258
Subaru Corp. .......................................................... 104,391 1,958
Sumitomo Electric Industries Ltd. ........................................... 238,800 15,781
Suzuki Motor Corp. ..................................................... 114,300 1,729
Toyota Motor Corp. ..................................................... 1,631,100 39,523
109,280
Consumer Staples (0.7%):
Asahi Group Holdings Ltd. ................................................ 301,700 3,285
MatsukiyoCocokara & Co. ................................................ 254,100 4,203
Toyo Suisan Kaisha Ltd. .................................................. 121,800 9,582
Tsuruha Holdings, Inc. ................................................... 90,945 1,533
18,603
Financials (3.3%):
Dai-ichi Life Holdings, Inc. ............................................... 104,166 1,069
Japan Post Insurance Co. Ltd. .............................................. 109,700 3,581
Mizuho Financial Group, Inc. .............................................. 742,350 33,122
ORIX Corp. ........................................................... 153,700 5,395
Resona Holdings, Inc. .................................................... 352,742 4,305
Sumitomo Mitsui Financial Group, Inc. ....................................... 165,640 6,251
Sumitomo Mitsui Trust Group, Inc. .......................................... 129,120 4,503
T&D Holdings, Inc. ..................................................... 203,225 5,474
The Chiba Bank Ltd. .................................................... 265,080 3,943
Tokio Marine Holdings, Inc. ............................................... 505,000 20,975
88,618
Health Care (2.0%):
Alfresa Holdings Corp. ................................................... 62,039 1,066
Eisai Co. Ltd. .......................................................... 61,227 2,062
Hoya Corp. ........................................................... 118,200 21,352
Otsuka Holdings Co. Ltd. ................................................. 41,300 2,846
Shionogi & Co. Ltd. ..................................................... 970,546 22,919
Sysmex Corp. ......................................................... 97,200 918
Takeda Pharmaceutical Co. Ltd. ............................................ 62,063 2,323
53,486
Industrials (5.0%):
Amada Co. Ltd. ........................................................ 62,640 1,042
Central Japan Railway Co. ................................................ 196,300 5,794
Fuji Electric Co. Ltd. .................................................... 269,500 23,889
Fujikura Ltd. .......................................................... 87,000 14,857
Hino Motors Ltd. (a) ..................................................... 154,923 454
ITOCHU Corp. ........................................................ 320,000 4,634
Japan Airlines Co. Ltd. ................................................... 61,661 1,274
JGC Holdings Corp. ..................................................... 103,202 1,635

Victory Portfolios III
Victory International Fund
23
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Kubota Corp. .......................................................... 231,990 $ 4,716
MISUMI Group, Inc. .................................................... 497,900 10,026
Mitsubishi Heavy Industries Ltd. ............................................ 732,800 23,362
Nippon Yusen KK ...................................................... 296,100 10,168
Obayashi Corp. ........................................................ 339,500 9,585
Persol Holdings Co. Ltd. .................................................. 893,750 1,428
Recruit Holdings Co. Ltd. ................................................. 24,700 1,075
Sanwa Holdings Corp. ................................................... 599,500 15,867
Sumitomo Heavy Industries Ltd. ............................................ 35,532 1,401
THK Co. Ltd. ......................................................... 34,045 1,226
Yamato Holdings Co. Ltd. ................................................. 114,650 1,405
133,838
Information Technology (2.9%):
Alps Alpine Co. Ltd. .................................................... 12,571 188
Disco Corp. ........................................................... 49,800 23,946
Fujitsu Ltd. ........................................................... 620,500 13,834
Horiba Ltd. ........................................................... 6,850 920
Ibiden Co. Ltd. ......................................................... 164,400 9,998
NEC Corp. ........................................................... 91,700 2,542
Oracle Corp. .......................................................... 116,600 7,040
Rohm Co. Ltd. ......................................................... 180,660 3,314
SCREEN Holdings Co. Ltd. ............................................... 20,400 2,974
Tokyo Seimitsu Co. Ltd. .................................................. 39,400 4,337
Yokogawa Electric Corp. ................................................. 186,400 7,436
76,529
Materials (0.3%):
Asahi Kasei Corp. ...................................................... 524,100 6,177
Mitsubishi Gas Chemical Co., Inc. ........................................... 54,720 1,529
Taiheiyo Cement Corp. ................................................... 26,567 764
8,470
Real Estate (1.1%):
Daiwa House Industry Co. Ltd. ............................................. 137,200 4,952
Mitsubishi Estate Co. Ltd. ................................................. 104,409 3,521
Sumitomo Realty & Development Co. Ltd. .................................... 575,300 19,451
27,924
Utilities (0.1%):
Kyushu Electric Power Co., Inc. ............................................ 247,200 3,186
532,470
Luxembourg (0.1%):
Communication Services (0.0%):(c)
RTL Group SA (d) ...................................................... 22,117 967
Materials (0.1%):
ArcelorMittal SA ....................................................... 43,751 2,866
3,833
Mexico (0.5%):
Communication Services (0.2%):
America Movil SAB de CV , ADR ........................................... 165,226 4,299
Energy (0.2%):
Vista Energy SAB de CV , ADR (a) ........................................... 99,970 5,772
Financials (0.1%):
Gentera SAB de CV ..................................................... 856,936 2,496
12,567
Netherlands (6.0%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 2,413,043 13,716
Consumer Discretionary (0.1%):
Prosus NV (a) .......................................................... 53,787 2,765

Victory Portfolios III
Victory International Fund
24
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.2%):
Heineken NV .......................................................... 40,626 $ 3,762
Koninklijke Ahold Delhaize NV ............................................ 52,702 2,604
6,366
Financials (2.1%):
ABN AMRO Bank NV , Class CV (b) ......................................... 153,206 5,131
Euronext NV (b) ........................................................ 40,352 6,666
ING Groep NV ........................................................ 1,144,326 33,014
NN Group NV ......................................................... 152,683 12,522
57,333
Health Care (0.3%):
Argenx SE (a) .......................................................... 3,071 2,376
Koninklijke Philips NV .................................................. 154,981 4,966
7,342
Industrials (0.3%):
Randstad NV (d) ........................................................ 46,536 1,534
Wolters Kluwer NV ..................................................... 65,675 5,305
6,839
Information Technology (2.5%):
ASML Holding NV ..................................................... 42,027 61,120
BE Semiconductor Industries NV ........................................... 21,503 4,818
65,938
160,299
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 409,727 10,012
Norway (1.0%):
Industrials (0.6%):
Kongsberg Gruppen ASA ................................................. 421,034 17,079
Materials (0.4%):
Norsk Hydro ASA ...................................................... 1,060,200 9,840
26,919
Portugal (0.2%):
Energy (0.2%):
Galp Energia SGPS SA ................................................... 224,485 4,871
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 177,615 —
Energy (0.0%):
Gazprom PJSC , ADR (a) (e) (f) .............................................. 153,287 —
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 34,917 —
—
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 564,350 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 505,824 —
—
—
Saudi Arabia (0.1%):
Communication Services (0.0%):(c)
Etihad Etisalat Co. ...................................................... 71,571 1,225
Financials (0.1%):
Saudi Awwal Bank ...................................................... 260,307 2,370
3,595
Singapore (1.1%):
Consumer Discretionary (0.0%):(c)
Sea Ltd. , ADR (a) ....................................................... 12,455 1,351

Victory Portfolios III
Victory International Fund
25
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 64,130 $ 2,889
Singapore Exchange Ltd. ................................................. 905,800 13,011
15,900
Industrials (0.4%):
Singapore Technologies Engineering Ltd. ...................................... 1,300,200 10,234
Information Technology (0.1%):
ASMPT Ltd. .......................................................... 123,671 1,763
29,248
South Africa (0.4%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 311,969 4,060
Financials (0.2%):
Old Mutual Ltd. ........................................................ 2,195,632 2,273
Sanlam Ltd. ........................................................... 327,543 2,189
4,462
Materials (0.1%):
Harmony Gold Mining Co. Ltd. ............................................. 91,174 2,076
10,598
South Korea (2.9%):
Communication Services (0.3%):
KT Corp. ............................................................. 65,142 2,899
SK Telecom Co. Ltd. .................................................... 82,429 4,557
7,456
Consumer Discretionary (0.3%):
Coway Co. Ltd. (a) ...................................................... 10,101 574
Hankook Tire & Technology Co. Ltd. ........................................ 21,231 1,075
Hyundai Mobis Co. Ltd. .................................................. 7,056 2,537
Kia Corp. ............................................................ 16,279 2,325
LG Electronics, Inc. ..................................................... 8,174 827
7,338
Consumer Staples (0.1%):
Apr Corp. (a) .......................................................... 9,004 1,954
Financials (0.7%):
Hana Financial Group, Inc. ................................................ 49,074 4,151
KB Financial Group, Inc. ................................................. 28,778 3,177
KIWOOM Securities Co. Ltd. .............................................. 19,941 6,449
Shinhan Financial Group Co. Ltd. ........................................... 81,739 5,498
19,275
Industrials (0.8%):
Hanwha Aerospace Co. Ltd. ............................................... 4,182 3,477
Hanwha Corp. (a) ....................................................... 61,225 5,815
HD Hyundai Electric Co. Ltd. .............................................. 11,769 8,593
Samsung E&A Co. Ltd. .................................................. 191,630 4,845
22,730
Information Technology (0.7%):
Samsung Electronics Co. Ltd. .............................................. 49,295 7,379
SK hynix, Inc. ......................................................... 14,984 11,081
18,460
77,213
Spain (2.8%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 47,297 3,158
Energy (0.1%):
Repsol SA ............................................................ 102,979 2,330

Victory Portfolios III
Victory International Fund
26
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (1.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,293,149 $ 29,949
Banco Santander SA ..................................................... 589,624 7,436
Bankinter SA .......................................................... 523,675 8,689
46,074
Industrials (0.6%):
Aena SME SA (b) ....................................................... 503,344 15,863
Real Estate (0.2%):
Merlin Properties Socimi SA ............................................... 205,030 3,620
Utilities (0.1%):
Iberdrola SA .......................................................... 138,317 3,265
74,310
Sweden (1.8%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 1,370,241 7,037
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 153,220 4,868
Financials (0.2%):
Avanza Bank Holding AB ................................................. 84,185 3,069
Swedbank AB , Class A (d) ................................................. 63,653 2,446
5,515
Industrials (0.9%):
Atlas Copco AB , Class B ................................................. 1,108,223 20,782
SKF AB , B Shares (d) .................................................... 119,315 3,412
24,194
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 314,447 3,636
Materials (0.1%):
Boliden AB (a) ......................................................... 45,210 3,585
48,835
Switzerland (8.3%):
Consumer Discretionary (0.3%):
On Holding AG , Class A (a) ................................................ 105,548 4,906
The Swatch Group AG , Class BR (d) ......................................... 11,530 2,950
7,856
Consumer Staples (2.0%):
Coca-Cola HBC AG (a) ................................................... 374,464 24,303
Nestle SA , Registered Shares .............................................. 269,701 29,473
53,776
Financials (1.0%):
Partners Group Holding AG ............................................... 5,586 6,209
UBS Group AG ........................................................ 414,049 17,207
Zurich Insurance Group AG ............................................... 4,984 3,760
27,176
Health Care (4.0%):
Galenica AG (b) ........................................................ 21,156 2,642
Novartis AG , Registered Shares ............................................. 292,767 49,236
Roche Holding AG ...................................................... 95,468 45,442
Sandoz Group AG (d) .................................................... 103,668 9,134
106,454
Industrials (0.5%):
ABB Ltd. , Registered Shares ............................................... 61,682 5,746
Adecco Group AG ...................................................... 52,265 1,470
Sulzer AG , Registered Shares .............................................. 18,868 4,168
11,384

Victory Portfolios III
Victory International Fund
27
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 87,317 $ 8,012
Materials (0.2%):
Amrize Ltd. (a) ......................................................... 29,107 1,868
Holcim AG (a) ......................................................... 33,991 3,125
4,993
219,651
Taiwan (2.2%):
Consumer Discretionary (0.2%):
Minth Group Ltd. ....................................................... 818,000 4,572
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 1,043,000 1,856
Health Care (0.0%):(c)
Bora Pharmaceuticals Co. Ltd. ............................................. 60,387 978
Information Technology (1.9%):
Delta Electronics, Inc. ................................................... 70,000 3,157
Elite Material Co. Ltd. ................................................... 178,000 13,635
Hon Hai Precision Industry Co. Ltd. ......................................... 211,000 1,614
King Yuan Electronics Co. Ltd. ............................................. 381,000 3,921
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 331,000 20,658
Wiwynn Corp. ......................................................... 59,000 7,416
50,401
57,807
Thailand (0.5%):
Communication Services (0.1%):
Advanced Info Service PCL, NVDR ......................................... 135,600 1,657
Financials (0.2%):
Bangkok Bank PCL , Class F ............................................... 302,400 1,726
Kasikornbank PCL ...................................................... 751,095 4,856
6,582
Health Care (0.2%):
Bumrungrad Hospital PCL, NVDR .......................................... 685,600 4,687
12,926
Turkey (0.0%):(c)
Consumer Staples (0.0%):(c)
Coca-Cola Icecek A/S .................................................... 172,392 280
United Arab Emirates (0.3%):
Communication Services (0.0%):(c)
VEON Ltd. , ADR (a) ..................................................... 11,519 644
Real Estate (0.3%):
Emaar Development PJSC ................................................ 1,332,710 7,021
7,665
United Kingdom (12.5%):
Communication Services (0.4%):
Autotrader Group PLC (b) ................................................. 431,704 2,859
BT Group PLC ........................................................ 1,319,068 3,844
Informa PLC .......................................................... 145,475 1,643
WPP PLC ............................................................ 345,296 1,276
9,622
Consumer Discretionary (0.6%):
Burberry Group PLC (a) .................................................. 110,283 1,724
Inchcape PLC ......................................................... 227,001 2,723
Kingfisher PLC ........................................................ 514,558 2,588
Next PLC ............................................................ 55,812 10,169
17,204

Victory Portfolios III
Victory International Fund
28
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (1.5%):
British American Tobacco PLC ............................................. 165,570 $ 10,337
Imperial Brands PLC .................................................... 419,461 18,784
J Sainsbury PLC ....................................................... 282,378 1,327
Reckitt Benckiser Group PLC .............................................. 49,543 4,364
Tate & Lyle PLC ....................................................... 193,197 979
Unilever PLC ......................................................... 61,419 4,512
40,303
Energy (2.0%):
BP PLC .............................................................. 1,997,128 12,942
Harbour Energy PLC .................................................... 494,819 1,697
Shell PLC ............................................................ 936,023 39,196
53,835
Financials (3.0%):
3i Group PLC ......................................................... 62,721 2,801
Barclays PLC ......................................................... 3,961,155 24,039
HSBC Holdings PLC .................................................... 1,966,208 36,743
ICG PLC ............................................................. 87,035 1,959
Standard Chartered PLC .................................................. 619,753 15,285
80,827
Health Care (1.6%):
AstraZeneca PLC ....................................................... 36,165 7,609
GSK PLC ............................................................ 1,098,793 32,643
Hikma Pharmaceuticals PLC ............................................... 73,875 1,310
41,562
Industrials (1.0%):
easyJet PLC ........................................................... 467,178 2,920
Howden Joinery Group PLC ............................................... 871,482 11,354
IMI PLC ............................................................. 118,114 4,582
International Consolidated Airlines Group SA ................................... 283,997 1,617
RELX PLC ........................................................... 49,113 1,715
Rolls-Royce Holdings PLC ................................................ 293,926 5,285
27,473
Materials (1.4%):
Anglo American PLC .................................................... 46,639 2,327
Endeavour Mining PLC .................................................. 113,437 8,163
Mondi PLC ........................................................... 166,435 1,989
Rio Tinto PLC ......................................................... 238,510 23,625
36,104
Real Estate (0.3%):
Land Securities Group PLC ............................................... 224,594 1,951
LondonMetric Property PLC ............................................... 528,788 1,526
The British Land Co. PLC ................................................ 765,016 4,205
The UNITE Group PLC .................................................. 176,581 1,196
8,878
Utilities (0.7%):
Centrica PLC .......................................................... 4,900,164 13,138
Drax Group PLC ....................................................... 209,357 2,501
National Grid PLC ...................................................... 103,227 1,931
17,570
333,378
United States (0.3%):
Consumer Discretionary (0.3%):
Carnival PLC .......................................................... 265,787 8,396
Total Common Stocks (Cost $1,491,375) 2,616,793
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 20,972 2,062

Victory Portfolios III
Victory International Fund
29
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC , ADR ..................................
1/15/2016
556
Security Description Shares
Value
(000)
iShares Core MSCI Emerging Markets ETF .................................... 3,800 $ 292
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 2,305 369
2,723
Total Exchange-Traded Funds (Cost $2,417) 2,723
Collateral for Securities Loaned (0.9%)^
United States (0.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (g) ........ 6,148,927 6,149
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (g) ............ 6,109,230 6,109
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (g) ............... 6,148,927 6,149
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (g) . 6,188,625 6,189
Total Collateral for Securities Loaned (Cost $24,596) 24,596
Total Investments (Cost $1,518,388) — 99.3% 2,644,112
Other assets in excess of liabilities — 0.7% 17,774
NET ASSETS - 100.00% $ 2,661,886
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$69,361 (thousands) and amounted to 2.6% of net assets.
(c) Amount represents less than 0.05% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026 (amounts in thousands):
(g) Rate disclosed is the daily yield on February 28, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Precious Metals and Minerals Fund
30
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Australia (9.9%):
Materials (9.9%):
Evolution Mining Ltd. ................................................... 3,186,387 $ 37,796
Northern Star Resources Ltd. .............................................. 1,538,613 33,719
Perseus Mining Ltd. (a) ................................................... 7,115,122 30,578
Ramelius Resources Ltd. ................................................. 6,173,742 20,279
Regis Resources Ltd. .................................................... 2,815,426 19,052
West African Resources Ltd. (b) ............................................. 2,444,634 6,103
Westgold Resources Ltd. .................................................. 1,065,782 5,915
153,442
Canada (53.4%):
Materials (53.4%):
Agnico Eagle Mines Ltd. ................................................. 779,327 195,777
B2Gold Corp. ......................................................... 4,609,846 28,324
Barrick Mining Corp. .................................................... 1,618,357 82,115
DPM Metals, Inc. ....................................................... 1,718,611 74,420
Franco-Nevada Corp. .................................................... 60,434 16,893
IAMGOLD Corp. (b) .................................................... 2,130,244 52,340
K92 Mining, Inc. (b) ..................................................... 352,936 8,508
Kinross Gold Corp. ..................................................... 3,085,769 114,142
Lundin Gold, Inc. ....................................................... 556,248 52,436
Nautilus Minerals, Inc. (b) (c) ............................................... 5,757,622 —
New Gold, Inc. (b) ...................................................... 1,508,845 20,267
OceanaGold Corp. ...................................................... 902,563 38,388
OR Royalties, Inc. ...................................................... 150,150 7,115
Orla Mining Ltd. ....................................................... 316,166 6,835
Torex Gold Resources, Inc. ................................................ 1,007,325 61,382
Wesdome Gold Mines Ltd. (b) .............................................. 579,593 11,397
Wheaton Precious Metals Corp. ............................................. 341,473 55,649
825,988
China (3.4%):
Materials (3.4%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 9,148,000 52,363
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC (b) (c) (d) .................................................... 620,880 —
South Africa (11.5%):
Materials (11.5%):
Gold Fields Ltd. , ADR ................................................... 2,139,741 125,902
Harmony Gold Mining Co. Ltd. ............................................. 1,901,584 43,291
Pan African Resources PLC ............................................... 3,991,963 9,645
178,838
United Kingdom (9.9%):
Materials (9.9%):
Anglogold Ashanti PLC (Johannesburg Stock Exchange) ........................... 858,680 109,906
Endeavour Mining PLC .................................................. 599,719 43,157
153,063
United States (10.7%):
Materials (10.7%):
Newmont Corp. ........................................................ 827,901 107,627
Royal Gold, Inc. ........................................................ 191,845 57,513
165,140
Total Common Stocks (Cost $306,725) 1,528,834
Exchange-Traded Funds (1.1%)
United States (1.1%):
iShares MSCI Global Gold Miners ETF ....................................... 32,528 3,234

Victory Portfolios III
Victory Precious Metals and Minerals Fund
31
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
VanEck Gold Miners ETF ................................................. 113,673 13,168
16,402
Total Exchange-Traded Funds (Cost $8,175) 16,402
Collateral for Securities Loaned (0.0%)^(e)
United States (0.0%):(e)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (f) ........ 29,133 29
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (f) ............ 58,267 59
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (f) ................ 29,133 29
Total Collateral for Securities Loaned (Cost $117) 117
Total Investments (Cost $315,017) — 99.9% 1,545,353
Other assets in excess of liabilities — 0.1% 1,467
NET ASSETS - 100.00% $ 1,546,820
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026 (amounts in thousands):
(e) Amount represents less than 0.05% of net assets.
(f) Rate disclosed is the daily yield on February 28, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Sustainable World Fund
32
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.5%)
Australia (0.8%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 190,699 $ 6,518
Financials (0.1%):
ANZ Group Holdings Ltd. ................................................ 50,090 1,425
QBE Insurance Group Ltd. ................................................ 32,018 497
1,922
Industrials (0.1%):
Brambles Ltd. ......................................................... 34,190 610
Qantas Airways Ltd. ..................................................... 84,296 596
1,206
Materials (0.1%):
Northern Star Resources Ltd. .............................................. 48,220 1,057
Rio Tinto Ltd. ......................................................... 7,943 944
2,001
Real Estate (0.1%):
Charter Hall Group ...................................................... 32,456 509
Goodman Group ....................................................... 19,782 407
916
12,563
Austria (0.7%):
Financials (0.7%):
BAWAG Group AG (a) (b) ................................................. 75,853 11,747
Belgium (0.2%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 18,834 1,532
Anheuser-Busch InBev SA , ADR (c) ......................................... 16,335 1,322
2,854
Canada (2.4%):
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 103,509 7,599
Financials (0.2%):
Fairfax Financial Holdings Ltd. ............................................. 1,500 2,582
Information Technology (0.3%):
Constellation Software, Inc. ............................................... 2,436 4,509
Materials (1.1%):
Agnico Eagle Mines Ltd. ................................................. 55,808 14,020
Barrick Mining Corp. .................................................... 40,987 2,079
Teck Resources Ltd. , Class B .............................................. 23,516 1,385
17,484
Utilities (0.3%):
Atco Ltd. , Class I ....................................................... 111,476 5,301
37,475
China (1.3%):
Communication Services (0.7%):
Tencent Holdings Ltd. ................................................... 170,283 11,204
Consumer Staples (0.0%):(d)
Tsingtao Brewery Co. Ltd. , Class H .......................................... 118,000 798
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,973,370 9,026
21,028
Denmark (0.3%):
Financials (0.1%):
Danske Bank A/S ....................................................... 26,056 1,360

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Health Care (0.2%):
Genmab A/S (a) ........................................................ 1,922 566
Novo Nordisk A/S , Class B ................................................ 17,016 644
Novo Nordisk A/S , ADR .................................................. 48,668 1,822
3,032
Industrials (0.0%):(d)
Vestas Wind Systems A/S ................................................. 16,195 414
4,806
Finland (0.0%):(d)
Industrials (0.0%):(d)
Konecranes Oyj ........................................................ 4,562 539
France (2.5%):
Communication Services (0.1%):
Orange SA ............................................................ 42,050 906
Publicis Groupe SA ..................................................... 5,819 518
1,424
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 5,045 3,224
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 32,975 7,530
Technip Energies NV .................................................... 13,351 578
Vallourec SACA ....................................................... 23,885 559
8,667
Financials (0.3%):
AXA SA ............................................................. 18,919 925
BNP Paribas SA ........................................................ 14,139 1,587
Edenred SE (c) ......................................................... 93,588 2,163
4,675
Health Care (0.2%):
BioMerieux ........................................................... 4,135 489
Ipsen SA ............................................................. 3,510 685
Sanofi SA ............................................................ 13,994 1,368
2,542
Industrials (1.0%):
Eiffage SA ............................................................ 47,966 8,271
Rexel SA ............................................................. 135,708 5,877
Schneider Electric SE (c) .................................................. 4,627 1,512
SPIE SA ............................................................. 9,121 564
16,224
Information Technology (0.0%):(d)
Capgemini SE ......................................................... 4,246 537
Real Estate (0.0%):(d)
Klepierre SA .......................................................... 10,220 430
Utilities (0.1%):
Engie SA ............................................................. 22,462 767
Veolia Environnement SA ................................................. 15,973 677
1,444
39,167
Germany (1.5%):
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares (c) .................................. 8,260 810
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,536 690
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 1,386 904
1,594
Health Care (0.0%):(d)
Fresenius Medical Care AG ............................................... 7,131 332

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Industrials (0.9%):
GEA Group AG ........................................................ 5,864 455
Hensoldt AG (c) ........................................................ 41,273 3,620
MTU Aero Engines AG .................................................. 1,098 473
Siemens AG , Registered Shares ............................................. 28,184 8,149
Siemens Energy AG ..................................................... 9,622 1,863
14,560
Information Technology (0.0%):(d)
SAP SE .............................................................. 2,520 506
Materials (0.4%):
Heidelberg Materials AG ................................................. 21,147 4,711
thyssenkrupp AG ....................................................... 114,766 1,416
6,127
Utilities (0.0%):(d)
E.ON SE ............................................................. 31,998 745
24,674
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(d)
Alibaba Group Holding Ltd. , Class W ........................................ 76 2
Galaxy Entertainment Group Ltd. ........................................... 85,000 452
454
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 139,000 795
Hong Kong Exchanges & Clearing Ltd. ....................................... 9,400 502
1,297
1,751
Indonesia (0.4%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk ........................................... 33,579,438 7,088
Ireland (1.2%):
Consumer Staples (0.1%):
Kerry Group PLC , Class A ................................................ 13,232 1,176
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 103,753 2,020
Health Care (0.3%):
Medtronic PLC ........................................................ 46,795 4,570
Industrials (0.7%):
AerCap Holdings NV .................................................... 6,719 1,004
Eaton Corp. PLC ....................................................... 24,788 9,318
Experian PLC ......................................................... 17,916 674
10,996
Materials (0.0%):(d)
CRH PLC ............................................................ 9,446 1,130
19,892
Israel (0.5%):
Health Care (0.3%):
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 143,000 4,842
Information Technology (0.2%):
Check Point Software Technologies Ltd. (a) .................................... 15,500 2,357
7,199
Italy (1.1%):
Consumer Discretionary (0.0%):(d)
PRADA SpA .......................................................... 109,400 620
Financials (0.5%):
Banca Mediolanum SpA .................................................. 24,676 529
FinecoBank Banca Fineco SpA ............................................. 243,363 5,727

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Nexi SpA (b) (c) ........................................................ 205,456 839
7,095
Information Technology (0.0%):(d)
Reply SpA ............................................................ 3,316 355
Materials (0.1%):
Buzzi SpA ............................................................ 20,054 1,156
Utilities (0.5%):
Enel SpA ............................................................. 643,835 7,742
16,968
Japan (6.6%):
Communication Services (0.6%):
Kakaku.com, Inc. ....................................................... 355,691 3,922
Konami Group Corp. .................................................... 7,200 961
Nintendo Co. Ltd. ...................................................... 73,800 4,174
9,057
Consumer Discretionary (1.0%):
Asics Corp. ........................................................... 24,400 748
Bridgestone Corp. ...................................................... 67,100 1,620
Open House Group Co. Ltd. ............................................... 54,100 4,004
Sony Group Corp. ...................................................... 220,500 5,069
Subaru Corp. .......................................................... 64,500 1,210
Sumitomo Electric Industries Ltd. ........................................... 27,600 1,824
Suzuki Motor Corp. ..................................................... 34,500 522
Toyota Motor Corp. ..................................................... 51,400 1,246
16,243
Consumer Staples (0.4%):
Asahi Group Holdings Ltd. ................................................ 34,600 377
MatsukiyoCocokara & Co. ................................................ 30,100 498
Toyo Suisan Kaisha Ltd. .................................................. 74,749 5,880
6,755
Financials (1.2%):
Mizuho Financial Group, Inc. .............................................. 313,811 14,002
ORIX Corp. ........................................................... 19,274 677
Sumitomo Mitsui Financial Group, Inc. ....................................... 113,025 4,265
Tokio Marine Holdings, Inc. ............................................... 18,800 781
19,725
Health Care (1.2%):
Hoya Corp. ........................................................... 80,402 14,524
Olympus Corp. ........................................................ 249,000 2,440
Otsuka Holdings Co. Ltd. ................................................. 12,500 862
Shionogi & Co. Ltd. ..................................................... 35,700 843
18,669
Industrials (1.2%):
Central Japan Railway Co. ................................................ 25,300 747
Fuji Electric Co. Ltd. .................................................... 115,900 10,274
Fujikura Ltd. .......................................................... 10,200 1,742
ITOCHU Corp. ........................................................ 96,345 1,395
Mitsubishi Electric Corp. ................................................. 42,100 1,602
Mitsui & Co. Ltd. ....................................................... 40,700 1,526
Obayashi Corp. ........................................................ 30,400 858
Recruit Holdings Co. Ltd. ................................................. 7,400 322
18,466
Information Technology (1.0%):
Disco Corp. ........................................................... 14,200 6,828
FUJIFILM Holdings Corp. ................................................ 74,700 1,536
Ibiden Co. Ltd. ......................................................... 18,400 1,119
NEC Corp. ........................................................... 28,000 776
Oracle Corp. .......................................................... 58,500 3,532
SCREEN Holdings Co. Ltd. ............................................... 6,100 889

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Yokogawa Electric Corp. ................................................. 20,900 834
15,514
Materials (0.0%):(d)
Asahi Kasei Corp. ...................................................... 54,900 647
Real Estate (0.0%):(d)
Daiwa House Industry Co. Ltd. ............................................. 12,600 455
105,531
Luxembourg (0.1%):
Materials (0.1%):
ArcelorMittal SA ....................................................... 13,065 856
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. ....................................................... 368,000 831
Mexico (0.1%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 127,400 1,453
Netherlands (1.7%):
Consumer Discretionary (0.1%):
Prosus NV (a) .......................................................... 16,150 830
Consumer Staples (0.0%):(d)
Koninklijke Ahold Delhaize NV ............................................ 15,027 742
Financials (0.2%):
ABN AMRO Bank NV , Class CV (b) ......................................... 36,391 1,219
Euronext NV (b) ........................................................ 5,250 867
NN Group NV ......................................................... 7,698 631
2,717
Health Care (0.0%):(d)
Argenx SE (a) .......................................................... 928 718
Information Technology (1.4%):
ASML Holding NV ..................................................... 14,873 21,630
26,637
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 273,934 6,694
Norway (0.6%):
Industrials (0.5%):
Kongsberg Gruppen ASA ................................................. 198,758 8,062
Materials (0.1%):
Norsk Hydro ASA ...................................................... 142,614 1,324
9,386
Portugal (0.0%):(d)
Energy (0.0%):(d)
Galp Energia SGPS SA ................................................... 25,532 554
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (a) (e) (f) ................................................... 303,950 —
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 124,892 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 91,313 —
—
Singapore (0.9%):
Consumer Discretionary (0.0%):(d)
Sea Ltd. , ADR (a) ....................................................... 3,771 409
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 20,595 928

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Singapore Exchange Ltd. ................................................. 807,727 11,602
12,530
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 86,600 682
13,621
South Korea (1.9%):
Consumer Discretionary (0.4%):
Kia Corp. ............................................................ 42,019 6,001
Financials (0.3%):
Hana Financial Group, Inc. ................................................ 31,906 2,699
KB Financial Group, Inc. ................................................. 27,939 3,084
5,783
Information Technology (1.2%):
Samsung Electronics Co. Ltd. .............................................. 124,700 18,666
30,450
Spain (1.6%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 14,092 941
Energy (0.0%):(d)
Repsol SA ............................................................ 31,602 715
Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 559,067 12,948
Banco de Sabadell SA ................................................... 344,407 1,297
Banco Santander SA ..................................................... 174,518 2,201
Bankinter SA .......................................................... 44,127 732
17,178
Industrials (0.3%):
Aena SME SA (b) ....................................................... 167,035 5,264
Utilities (0.1%):
Iberdrola SA .......................................................... 40,932 966
25,064
Sweden (0.6%):
Communication Services (0.1%):
Telia Co. AB .......................................................... 165,043 847
Consumer Staples (0.0%):(d)
Essity AB , Class B ...................................................... 20,349 647
Financials (0.0%):(d)
Swedbank AB , Class A (c) ................................................. 17,532 674
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 334,987 6,282
Materials (0.1%):
Boliden AB (a) ......................................................... 13,463 1,067
9,517
Switzerland (4.0%):
Consumer Discretionary (0.0%):(d)
On Holding AG , Class A (a) ................................................ 10,800 502
Consumer Staples (0.7%):
Coca-Cola HBC AG (a) ................................................... 15,354 996
Nestle SA , Registered Shares .............................................. 99,299 10,852
11,848
Financials (1.1%):
Chubb Ltd. ........................................................... 30,827 10,508
Partners Group Holding AG ............................................... 3,688 4,099
UBS Group AG ........................................................ 40,388 1,678
Zurich Insurance Group AG ............................................... 1,471 1,110
17,395

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Health Care (1.5%):
Lonza Group AG , Registered Shares ......................................... 6,056 4,213
Novartis AG , Registered Shares ............................................. 16,608 2,793
Roche Holding AG ...................................................... 33,686 16,035
Sandoz Group AG ...................................................... 8,912 785
23,826
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 18,489 1,722
Information Technology (0.4%):
Logitech International SA , Class R .......................................... 63,274 5,806
Materials (0.2%):
Amrize Ltd. (a) ......................................................... 30,506 1,976
Holcim AG (a) ......................................................... 10,256 943
2,919
64,018
Taiwan (3.6%):
Financials (0.7%):
Cathay Financial Holding Co. Ltd. ........................................... 4,666,000 11,835
Information Technology (2.9%):
Lite-On Technology Corp. ................................................ 1,141,000 6,229
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 630,000 39,319
45,548
57,383
United Kingdom (4.5%):
Communication Services (0.0%):(d)
Informa PLC .......................................................... 43,692 493
Consumer Discretionary (0.7%):
InterContinental Hotels Group PLC .......................................... 17,627 2,422
Next PLC ............................................................ 34,812 6,343
Persimmon PLC ........................................................ 132,222 2,681
11,446
Consumer Staples (0.6%):
Imperial Brands PLC .................................................... 183,296 8,208
Unilever PLC ......................................................... 18,520 1,361
9,569
Energy (0.2%):
Harbour Energy PLC .................................................... 149,603 513
Shell PLC ............................................................ 17,956 752
Shell PLC , ADR ....................................................... 31,911 2,665
3,930
Financials (1.3%):
3i Group PLC ......................................................... 18,936 846
Barclays PLC ......................................................... 154,817 940
HSBC Holdings PLC .................................................... 659,921 12,332
London Stock Exchange Group PLC , ADR (a) .................................. 105,800 3,169
Standard Chartered PLC .................................................. 130,048 3,207
20,494
Health Care (0.3%):
AstraZeneca PLC ....................................................... 11,030 2,321
GSK PLC ............................................................ 63,390 1,883
4,204
Industrials (0.7%):
Howden Joinery Group PLC ............................................... 618,966 8,064
International Consolidated Airlines Group SA ................................... 84,544 481
RELX PLC ........................................................... 14,624 511
Rolls-Royce Holdings PLC ................................................ 86,303 1,552
10,608

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Materials (0.6%):
Rio Tinto PLC ......................................................... 100,773 9,982
Real Estate (0.0%):(d)
LondonMetric Property PLC ............................................... 159,617 461
Utilities (0.1%):
Drax Group PLC ....................................................... 56,741 678
National Grid PLC ...................................................... 30,774 575
1,253
72,440
United States (58.8%):
Communication Services (5.4%):
Alphabet, Inc. , Class A ................................................... 15,332 4,780
Alphabet, Inc. , Class C ................................................... 161,524 50,303
Meta Platforms, Inc. , Class A .............................................. 31,711 20,554
Netflix, Inc. (a) ......................................................... 100,972 9,718
85,355
Consumer Discretionary (6.2%):
Amazon.com, Inc. (a) .................................................... 155,798 32,718
Booking Holdings, Inc. ................................................... 1,700 7,207
Carnival Corp. ......................................................... 174,427 5,503
Darden Restaurants, Inc. .................................................. 17,609 3,766
Deckers Outdoor Corp. (a) ................................................. 34,355 4,029
eBay, Inc. ............................................................ 14,878 1,352
Hilton Worldwide Holdings, Inc. ............................................ 7,409 2,310
Mattel, Inc. (a) ......................................................... 125,400 2,125
McDonald's Corp. ...................................................... 44,147 15,057
PulteGroup, Inc. ........................................................ 58,381 8,010
Tesla, Inc. (a) .......................................................... 25,292 10,180
The TJX Cos., Inc. ...................................................... 29,545 4,776
Toll Brothers, Inc. ...................................................... 12,500 1,965
98,998
Consumer Staples (2.6%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 37,914 3,746
Colgate-Palmolive Co. ................................................... 142,104 14,088
Keurig Dr. Pepper, Inc. ................................................... 44,800 1,357
Mondelez International, Inc. , Class A ......................................... 32,800 2,020
PepsiCo, Inc. .......................................................... 85,626 14,534
The J.M. Smucker Co. ................................................... 12,388 1,436
The Procter & Gamble Co. ................................................ 14,200 2,374
U.S. Foods Holding Corp. (a) ............................................... 24,400 2,357
41,912
Energy (3.3%):
APA Corp. ............................................................ 269,089 8,172
Baker Hughes Co. , Class A ................................................ 43,686 2,851
ConocoPhillips Co. ..................................................... 43,699 4,958
Enterprise Products Partners LP ............................................. 91,300 3,300
Expand Energy Corp. .................................................... 23,319 2,517
Exxon Mobil Corp. ..................................................... 164,256 25,049
HF Sinclair Corp. ....................................................... 24,689 1,235
Ovintiv, Inc. .......................................................... 26,257 1,328
Valero Energy Corp. ..................................................... 15,569 3,186
52,596
Financials (8.4%):
Bank of America Corp. ................................................... 291,149 14,508
Cboe Global Markets, Inc. ................................................ 10,800 3,237
Citigroup, Inc. ......................................................... 31,400 3,460
Citizens Financial Group, Inc. .............................................. 24,076 1,449
Corpay, Inc. (a) ......................................................... 10,700 3,479
Intercontinental Exchange, Inc. ............................................. 23,453 3,849
Jackson Financial, Inc. , Class A ............................................. 68,404 7,489
JPMorgan Chase & Co. .................................................. 57,560 17,285
KeyCorp ............................................................. 180,500 3,744

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
MarketAxess Holdings, Inc. ............................................... 6,400 1,229
Mastercard, Inc. , Class A ................................................. 39,356 20,355
PayPal Holdings, Inc. .................................................... 74,060 3,422
Regions Financial Corp. .................................................. 95,822 2,667
Rocket Cos., Inc. , Class A ................................................. 75,600 1,375
S&P Global, Inc. ....................................................... 19,970 8,824
State Street Corp. ....................................................... 20,289 2,610
Synchrony Financial ..................................................... 83,021 5,738
The PNC Financial Services Group, Inc. ...................................... 36,625 7,777
The Progressive Corp. ................................................... 20,888 4,463
U.S. Bancorp .......................................................... 93,236 5,096
Unum Group .......................................................... 133,922 9,606
Wells Fargo & Co. ...................................................... 36,171 2,946
134,608
Health Care (6.3%):
AbbVie, Inc. .......................................................... 20,368 4,727
Amgen, Inc. ........................................................... 23,326 9,054
Bristol-Myers Squibb Co. ................................................. 17,457 1,089
Cardinal Health, Inc. .................................................... 25,464 5,837
CVS Health Corp. ...................................................... 30,300 2,421
Dexcom, Inc. (a) ........................................................ 69,067 5,072
Elevance Health, Inc. .................................................... 4,640 1,485
Eli Lilly & Co. ......................................................... 17,561 18,474
GE HealthCare Technologies, Inc. ........................................... 17,000 1,433
Gilead Sciences, Inc. .................................................... 74,981 11,168
IDEXX Laboratories, Inc. (a) ............................................... 13,556 8,903
Johnson & Johnson ..................................................... 77,972 19,370
Pfizer, Inc. ............................................................ 58,895 1,628
Regeneron Pharmaceuticals, Inc. ............................................ 2,600 2,032
The Cigna Group ....................................................... 13,000 3,768
Vertex Pharmaceuticals, Inc. (a) ............................................. 6,399 3,179
99,640
Industrials (6.0%):
AMETEK, Inc. ........................................................ 14,000 3,349
CACI International, Inc. , Class A (a) ......................................... 3,900 2,380
Caterpillar, Inc. ........................................................ 23,499 17,456
CSX Corp. ............................................................ 40,071 1,711
Curtiss-Wright Corp. .................................................... 18,104 12,679
Delta Air Lines, Inc. ..................................................... 101,170 6,647
Dover Corp. ........................................................... 10,800 2,435
EMCOR Group, Inc. .................................................... 3,556 2,577
FedEx Corp. .......................................................... 10,100 3,909
Generac Holdings, Inc. (a) ................................................. 10,548 2,377
Honeywell International, Inc. .............................................. 14,400 3,508
Leidos Holdings, Inc. .................................................... 12,000 2,101
Regal Rexnord Corp. .................................................... 12,018 2,656
Rockwell Automation, Inc. ................................................ 13,548 5,520
RTX Corp. ............................................................ 12,800 2,593
SS&C Technologies Holdings, Inc. .......................................... 17,700 1,333
Uber Technologies, Inc. (a) ................................................ 60,411 4,556
Union Pacific Corp. ..................................................... 12,500 3,312
United Rentals, Inc. ..................................................... 2,059 1,729
Vertiv Holdings Co. , Class A ............................................... 50,646 12,909
95,737
Information Technology (15.6%):
Adobe, Inc. (a) ......................................................... 20,461 5,369
Advanced Micro Devices, Inc. (a) ............................................ 32,549 6,517
Amphenol Corp. , Class A ................................................. 8,800 1,285
Analog Devices, Inc. .................................................... 8,200 2,918
Apple, Inc. ........................................................... 204,234 53,955
Applied Materials, Inc. ................................................... 3,200 1,191
Autodesk, Inc. (a) ....................................................... 5,916 1,455
Broadcom, Inc. ........................................................ 43,641 13,946
Cisco Systems, Inc. ..................................................... 128,791 10,234

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Fortinet, Inc. (a) ........................................................ 142,571 11,267
International Business Machines Corp. ........................................ 17,494 4,202
Micron Technology, Inc. .................................................. 26,027 10,733
Microsoft Corp. ........................................................ 106,842 41,961
NetApp, Inc. .......................................................... 28,589 2,831
NVIDIA Corp. ......................................................... 329,529 58,389
QUALCOMM, Inc. ..................................................... 9,837 1,400
Salesforce, Inc. ........................................................ 29,749 5,795
Texas Instruments, Inc. ................................................... 58,311 12,368
Zebra Technologies Corp. (a) ............................................... 11,200 2,508
248,324
Materials (1.3%):
Alcoa Corp. ........................................................... 120,517 7,482
Freeport-McMoRan, Inc. ................................................. 126,893 8,639
Newmont Corp. ........................................................ 18,077 2,350
PPG Industries, Inc. ..................................................... 20,900 2,576
21,047
Real Estate (1.4%):
Equity LifeStyle Properties, Inc. ............................................ 38,200 2,566
Prologis, Inc. .......................................................... 64,799 9,238
Simon Property Group, Inc. ............................................... 53,771 10,961
22,765
Utilities (2.3%):
American Electric Power Co., Inc. ........................................... 32,276 4,319
Constellation Energy Corp. ................................................ 19,101 6,301
Edison International ..................................................... 115,016 8,596
Eversource Energy ...................................................... 40,867 3,115
Exelon Corp. .......................................................... 127,238 6,295
FirstEnergy Corp. ....................................................... 53,590 2,742
National Fuel Gas Co. ................................................... 61,829 5,628
36,996
937,978
Total Common Stocks (Cost $946,816) 1,570,164
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (a) (e) ............................... 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 15,877 1,561
Total Exchange-Traded Funds (Cost $1,550) 1,561
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (g) ........ 2,346,572 2,347
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (g) ............ 2,354,499 2,354
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (g) ............... 2,346,572 2,346
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (g) . 2,338,645 2,339
Total Collateral for Securities Loaned (Cost $9,386) 9,386
Total Investments (Cost $957,752) — 99.2% 1,581,111
Other assets in excess of liabilities — 0.8% 13,439
NET ASSETS - 100.00% $ 1,594,550
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$19,936 (thousands) and amounted to 1.3% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.

Victory Portfolios III
Victory Sustainable World Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2026 (amounts in thousands):
(g) Rate disclosed is the daily yield on February 28, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Target Managed Allocation Fund
43
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (86.8%)
Australia (1.0%):
Energy (0.2%):
Santos Ltd. ........................................................... 72,162 $ 348
Financials (0.3%):
Commonwealth Bank of Australia ........................................... 3,233 401
Westpac Banking Corp. .................................................. 11,302 342
743
Real Estate (0.5%):
Scentre Group ......................................................... 198,471 539
Vicinity Ltd. .......................................................... 401,491 700
1,239
2,330
Canada (17.7%):
Communication Services (0.3%):
Rogers Communications, Inc. , Class B ........................................ 11,767 470
Consumer Discretionary (0.6%):
Canadian Tire Corp. Ltd. , Class A ........................................... 2,852 400
Dollarama, Inc. ........................................................ 4,843 713
Magna International, Inc. ................................................. 5,429 342
1,455
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc. ............................................. 10,445 634
George Weston Ltd. ..................................................... 2,545 187
Loblaw Cos. Ltd. ....................................................... 7,572 351
Metro, Inc. , Class A ..................................................... 5,015 357
1,529
Energy (3.9%):
ARC Resources Ltd. ..................................................... 17,240 320
Cameco Corp. ......................................................... 6,145 727
Canadian Natural Resources Ltd. ............................................ 32,007 1,400
Cenovus Energy, Inc. .................................................... 22,871 510
Enbridge, Inc. ......................................................... 29,923 1,590
Imperial Oil Ltd. ....................................................... 3,268 382
Keyera Corp. .......................................................... 10,853 414
Pembina Pipeline Corp. .................................................. 14,495 637
Suncor Energy, Inc. ..................................................... 20,613 1,165
TC Energy Corp. ....................................................... 14,324 921
Tourmaline Oil Corp. .................................................... 10,337 485
Whitecap Resources, Inc. ................................................. 40,293 402
8,953
Financials (6.8%):
Bank of Montreal ....................................................... 9,547 1,374
Brookfield Corp. , Class A ................................................. 31,551 1,384
Canadian Imperial Bank of Commerce ........................................ 12,195 1,232
Fairfax Financial Holdings Ltd. ............................................. 311 535
Great-West Lifeco, Inc. ................................................... 6,447 311
iA Financial Corp., Inc. ................................................... 3,111 354
Intact Financial Corp. .................................................... 3,302 638
Manulife Financial Corp. ................................................. 24,752 881
National Bank of Canada ................................................. 6,226 869
Power Corp. of Canada ................................................... 10,405 523
Royal Bank of Canada ................................................... 17,451 2,918
Sun Life Financial, Inc. .................................................. 9,233 605
The Bank of Nova Scotia ................................................. 15,635 1,186
The Toronto-Dominion Bank ............................................... 22,800 2,221
TMX Group Ltd. ....................................................... 11,281 381
15,412

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Industrials (1.3%):
Canadian National Railway Co. ............................................. 7,178 806
Canadian Pacific Kansas City Ltd. ........................................... 12,301 1,077
GFL Environmental, Inc. ................................................. 6,145 272
Thomson Reuters Corp. .................................................. 3,102 299
WSP Global, Inc. ....................................................... 2,626 445
2,899
Information Technology (1.6%):
Celestica, Inc. (a) ....................................................... 1,598 444
CGI, Inc. ............................................................. 5,472 400
Constellation Software, Inc. ............................................... 374 691
Shopify, Inc. , Class A (a) .................................................. 16,574 2,001
3,536
Materials (2.4%):
Agnico Eagle Mines Ltd. ................................................. 4,299 1,080
Barrick Mining Corp. .................................................... 16,260 825
CCL Industries, Inc. , Class B .............................................. 5,782 402
First Quantum Minerals Ltd. (a) ............................................. 11,015 330
Franco-Nevada Corp. .................................................... 1,540 431
Kinross Gold Corp. ..................................................... 11,806 436
Lundin Mining Corp. .................................................... 8,999 287
Nutrien Ltd. ........................................................... 7,045 530
Teck Resources Ltd. , Class B .............................................. 7,506 441
Wheaton Precious Metals Corp. ............................................. 4,318 704
5,466
39,720
Denmark (0.1%):
Health Care (0.1%):
Genmab A/S (a) ........................................................ 979 288
France (1.8%):
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 619 395
Energy (0.3%):
TotalEnergies SE ....................................................... 7,419 594
Health Care (0.2%):
Sanofi SA ............................................................ 4,352 426
Industrials (0.7%):
Airbus SE ............................................................ 2,993 650
Schneider Electric SE .................................................... 1,668 545
Vinci SA ............................................................. 2,444 406
1,601
Materials (0.1%):
Air Liquide SA ........................................................ 1,468 309
Utilities (0.3%):
Veolia Environnement SA ................................................. 18,790 795
4,120
Germany (1.2%):
Financials (0.6%):
Allianz SE , Registered Shares .............................................. 1,815 815
Deutsche Boerse AG .................................................... 1,267 346
1,161
Industrials (0.2%):
Siemens AG , Registered Shares ............................................. 1,752 506
Information Technology (0.4%):
Infineon Technologies AG ................................................. 8,949 482
SAP SE .............................................................. 2,428 488
970
2,637

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Hong Kong (2.3%):
Communication Services (0.2%):
HKT Trust & HKT Ltd. , Class SS ........................................... 227,000 358
Financials (0.4%):
AIA Group Ltd. ........................................................ 36,400 402
Hong Kong Exchanges & Clearing Ltd. ....................................... 9,400 502
904
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 36,500 301
MTR Corp. Ltd. ........................................................ 93,500 445
Swire Pacific Ltd. , Class A ................................................ 34,500 371
1,117
Real Estate (1.0%):
CK Asset Holdings Ltd. .................................................. 97,500 619
Henderson Land Development Co. Ltd. ....................................... 116,000 524
Link REIT ............................................................ 103,800 513
Sun Hung Kai Properties Ltd. .............................................. 41,500 772
2,428
Utilities (0.2%):
Hong Kong & China Gas Co. Ltd. ........................................... 500,000 486
5,293
Ireland (0.7%):
Industrials (0.5%):
Eaton Corp. PLC ....................................................... 1,188 447
Experian PLC ......................................................... 11,610 437
Trane Technologies PLC .................................................. 607 281
1,165
Information Technology (0.2%):
Accenture PLC , Class A .................................................. 1,717 358
1,523
Italy (0.4%):
Financials (0.4%):
FinecoBank Banca Fineco SpA ............................................. 11,731 276
Intesa Sanpaolo SpA ..................................................... 79,890 548
UniCredit SpA ......................................................... 4,000 341
1,165
Japan (12.4%):
Communication Services (0.9%):
KDDI Corp. ........................................................... 37,400 643
LY Corp. ............................................................. 186,900 462
Nintendo Co. Ltd. ...................................................... 4,600 260
SoftBank Corp. ........................................................ 497,200 680
2,045
Consumer Discretionary (2.4%):
Bridgestone Corp. ...................................................... 45,700 1,103
Denso Corp. .......................................................... 41,700 598
Fast Retailing Co. Ltd. ................................................... 600 263
Honda Motor Co. Ltd. ................................................... 43,600 437
Sony Group Corp. ...................................................... 36,300 835
Sumitomo Electric Industries Ltd. ........................................... 6,500 430
Suzuki Motor Corp. ..................................................... 20,500 310
Toyota Motor Corp. ..................................................... 60,300 1,461
5,437
Consumer Staples (0.1%):
Japan Tobacco, Inc. ..................................................... 8,400 322
Financials (2.4%):
Daiwa Securities Group, Inc. ............................................... 77,900 819
Mitsubishi UFJ Financial Group, Inc. ......................................... 66,100 1,227
Mizuho Financial Group, Inc. .............................................. 18,800 839
Nomura Holdings, Inc. ................................................... 76,700 712

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Sumitomo Mitsui Financial Group, Inc. ....................................... 24,800 936
Tokio Marine Holdings, Inc. ............................................... 21,100 876
5,409
Health Care (0.6%):
Hoya Corp. ........................................................... 4,200 759
Takeda Pharmaceutical Co. Ltd. ............................................ 16,500 618
1,377
Industrials (3.1%):
FANUC Corp. ......................................................... 11,800 534
Hitachi Ltd. ........................................................... 27,100 887
ITOCHU Corp. ........................................................ 70,200 1,016
Komatsu Ltd. .......................................................... 10,500 504
Marubeni Corp. ........................................................ 17,700 677
Mitsubishi Corp. ....................................................... 38,700 1,306
Mitsubishi Electric Corp. ................................................. 11,500 438
Mitsubishi Heavy Industries Ltd. ............................................ 22,200 708
Recruit Holdings Co. Ltd. ................................................. 9,800 426
Sumitomo Corp. ........................................................ 17,800 756
7,252
Information Technology (2.4%):
Advantest Corp. ........................................................ 5,200 901
Canon, Inc. ........................................................... 21,100 638
Disco Corp. ........................................................... 900 433
FUJIFILM Holdings Corp. ................................................ 18,100 372
Fujitsu Ltd. ........................................................... 22,600 504
Keyence Corp. ......................................................... 900 379
Murata Manufacturing Co. Ltd. ............................................. 18,000 471
Shimadzu Corp. ........................................................ 18,800 523
TDK Corp. ........................................................... 26,300 406
Tokyo Electron Ltd. ..................................................... 2,700 760
5,387
Materials (0.3%):
Shin-Etsu Chemical Co. Ltd. ............................................... 16,100 634
Real Estate (0.2%):
Mitsubishi Estate Co. Ltd. ................................................. 15,700 529
28,392
Netherlands (1.2%):
Communication Services (0.2%):
Universal Music Group NV ................................................ 17,470 393
Consumer Staples (0.0%):(b)
The Magnum Ice Cream Co. NV (a) .......................................... 980 16
Financials (0.3%):
ING Groep NV ........................................................ 21,899 632
Information Technology (0.7%):
ASM International NV ................................................... 449 379
ASML Holding NV ..................................................... 786 1,143
1,522
2,563
Singapore (0.7%):
Consumer Discretionary (0.2%):
Genting Singapore Ltd. ................................................... 856,700 483
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 152,700 425
Financials (0.3%):
DBS Group Holdings Ltd. ................................................. 14,800 667
1,575
Spain (0.3%):
Financials (0.3%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 14,877 344

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Banco Santander SA ..................................................... 40,100 506
850
Sweden (1.2%):
Communication Services (0.2%):
Spotify Technology SA (a) ................................................. 684 352
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 13,197 419
Financials (0.2%):
L E Lundbergforetagen AB , Class B ......................................... 7,530 493
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 19,705 369
Epiroc AB , Class B ..................................................... 9,427 245
Sandvik AB ........................................................... 7,895 348
962
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 24,782 287
2,513
Switzerland (2.3%):
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA , Registered Shares ................................ 2,181 445
Consumer Staples (0.2%):
Nestle SA , Registered Shares .............................................. 4,647 508
Financials (0.7%):
Partners Group Holding AG ............................................... 304 338
Swiss Re AG .......................................................... 2,108 371
UBS Group AG ........................................................ 9,714 404
Zurich Insurance Group AG ............................................... 738 557
1,670
Health Care (0.6%):
Novartis AG , Registered Shares ............................................. 4,534 763
Roche Holding AG ...................................................... 1,494 711
1,474
Industrials (0.2%):
ABB Ltd. , Registered Shares ............................................... 4,761 443
Materials (0.4%):
Holcim AG (a) ......................................................... 3,785 348
Sika AG , Registered Shares ................................................ 1,666 344
692
5,232
United Kingdom (3.0%):
Communication Services (0.2%):
Vodafone Group PLC .................................................... 309,887 477
Consumer Discretionary (0.2%):
Next PLC ............................................................ 2,381 434
Consumer Staples (0.3%):
British American Tobacco PLC ............................................. 8,154 509
Unilever PLC ......................................................... 4,356 320
829
Energy (0.3%):
Shell PLC ............................................................ 16,087 674
Financials (0.9%):
Barclays PLC ......................................................... 57,858 351
HSBC Holdings PLC .................................................... 35,579 665
Lloyds Banking Group PLC ............................................... 256,475 350
London Stock Exchange Group PLC ......................................... 2,938 350
1,716

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Health Care (0.5%):
AstraZeneca PLC ....................................................... 3,462 728
GSK PLC ............................................................ 13,141 390
1,118
Industrials (0.2%):
Rolls-Royce Holdings PLC ................................................ 22,017 396
Utilities (0.4%):
United Utilities Group PLC ................................................ 50,641 949
6,593
United States (40.5%):
Communication Services (4.5%):
Alphabet, Inc. , Class C ................................................... 7,958 2,478
Alphabet, Inc. , Class A ................................................... 8,427 2,627
AT&T, Inc. ........................................................... 23,279 652
Meta Platforms, Inc. , Class A .............................................. 3,560 2,308
Netflix, Inc. (a) ......................................................... 8,247 794
Take-Two Interactive Software, Inc. (a) ........................................ 1,613 341
The Walt Disney Co. .................................................... 4,330 459
Verizon Communications, Inc. .............................................. 15,850 795
10,454
Consumer Discretionary (5.0%):
Amazon.com, Inc. (a) .................................................... 14,498 3,045
Booking Holdings, Inc. ................................................... 92 390
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 9,364 348
Ford Motor Co. ........................................................ 42,961 605
Hilton Worldwide Holdings, Inc. ............................................ 2,030 633
Marriott International, Inc. , Class A .......................................... 1,220 417
McDonald's Corp. ...................................................... 2,052 700
NIKE, Inc. , Class B ..................................................... 5,850 364
O'Reilly Automotive, Inc. (a) ............................................... 5,700 535
Restaurant Brands International, Inc. ......................................... 6,475 465
Ross Stores, Inc. ....................................................... 2,460 506
Tesla, Inc. (a) .......................................................... 4,366 1,757
The Home Depot, Inc. ................................................... 1,780 678
The TJX Cos., Inc. ...................................................... 4,510 729
11,172
Consumer Staples (2.6%):
Church & Dwight Co., Inc. ................................................ 5,811 609
Costco Wholesale Corp. .................................................. 760 768
Keurig Dr. Pepper, Inc. ................................................... 15,907 482
PepsiCo, Inc. .......................................................... 3,961 672
Philip Morris International, Inc. ............................................. 3,140 587
The Coca-Cola Co. ...................................................... 9,691 790
The Kroger Co. ........................................................ 6,990 477
The Procter & Gamble Co. ................................................ 5,977 999
Walmart, Inc. .......................................................... 5,831 746
6,130
Energy (1.0%):
Chevron Corp. ......................................................... 4,445 830
Exxon Mobil Corp. ..................................................... 6,295 960
The Williams Cos., Inc. .................................................. 6,820 510
2,300
Financials (5.0%):
Ameriprise Financial, Inc. ................................................. 1,061 499
Bank of America Corp. ................................................... 10,551 526
Berkshire Hathaway, Inc. , Class B (a) ......................................... 1,368 691
BlackRock, Inc. ........................................................ 488 519
Brookfield Asset Management Ltd. , Class A (c) .................................. 8,177 382
Brown & Brown, Inc. .................................................... 6,226 447
Equitable Holdings, Inc. .................................................. 12,141 488
Fiserv, Inc. (a) .......................................................... 7,074 441
Intercontinental Exchange, Inc. ............................................. 3,589 589

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
JPMorgan Chase & Co. .................................................. 2,716 816
Mastercard, Inc. , Class A ................................................. 1,605 830
Moody's Corp. ......................................................... 882 421
MSCI, Inc. , Class A ..................................................... 735 420
S&P Global, Inc. ....................................................... 871 385
The Charles Schwab Corp. ................................................ 5,796 552
The Goldman Sachs Group, Inc. ............................................ 1,033 888
The Progressive Corp. ................................................... 2,963 633
Visa, Inc. , Class A ...................................................... 3,643 1,166
Wells Fargo & Co. ...................................................... 6,056 493
11,186
Health Care (4.0%):
AbbVie, Inc. .......................................................... 3,212 745
Amgen, Inc. ........................................................... 1,219 473
Bristol-Myers Squibb Co. ................................................. 7,053 440
Danaher Corp. ......................................................... 2,493 525
Eli Lilly & Co. ......................................................... 1,211 1,274
Gilead Sciences, Inc. .................................................... 3,418 509
Intuitive Surgical, Inc. (a) ................................................. 1,192 600
Johnson & Johnson ..................................................... 2,808 698
McKesson Corp. ....................................................... 595 588
Merck & Co., Inc. ...................................................... 4,254 527
Pfizer, Inc. ............................................................ 23,682 655
Thermo Fisher Scientific, Inc. .............................................. 1,131 589
UnitedHealth Group, Inc. ................................................. 1,722 505
Veeva Systems, Inc. , Class A (a) ............................................. 2,268 413
Vertex Pharmaceuticals, Inc. (a) ............................................. 804 399
8,940
Industrials (3.5%):
3M Co. .............................................................. 3,392 561
Broadridge Financial Solutions, Inc. ......................................... 1,832 340
Caterpillar, Inc. ........................................................ 961 714
Cintas Corp. .......................................................... 1,545 311
Copart, Inc. (a) ......................................................... 8,438 321
Cummins, Inc. ......................................................... 1,001 584
GE Vernova, Inc. ....................................................... 711 621
General Electric Co. ..................................................... 2,313 792
Honeywell International, Inc. .............................................. 2,433 593
Parker-Hannifin Corp. ................................................... 607 613
Quanta Services, Inc. .................................................... 904 509
RB Global, Inc. ........................................................ 3,614 364
RTX Corp. ............................................................ 3,340 677
TransDigm Group, Inc. ................................................... 326 425
Uber Technologies, Inc. (a) ................................................ 4,867 367
7,792
Information Technology (12.7%):
Adobe, Inc. (a) ......................................................... 1,376 361
Advanced Micro Devices, Inc. (a) ............................................ 3,240 649
Amphenol Corp. , Class A ................................................. 3,286 480
Apple, Inc. ........................................................... 22,980 6,071
Applied Materials, Inc. ................................................... 2,041 760
Arista Networks, Inc. (a) .................................................. 1,674 223
Autodesk, Inc. (a) ....................................................... 1,216 299
Broadcom, Inc. ........................................................ 7,121 2,275
Cisco Systems, Inc. ..................................................... 7,396 588
Dynatrace, Inc. (a) ...................................................... 7,878 283
International Business Machines Corp. ........................................ 2,304 553
Intuit, Inc. ............................................................ 663 271
Keysight Technologies, Inc. (a) ............................................. 1,397 429
KLA Corp. ........................................................... 385 587
Lam Research Corp. ..................................................... 3,212 751
Microsoft Corp. ........................................................ 10,508 4,127
NVIDIA Corp. ......................................................... 37,333 6,615
Oracle Corp. .......................................................... 2,994 435

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Palantir Technologies, Inc. , Class A (a) ........................................ 4,244 582
Palo Alto Networks, Inc. (a) ................................................ 1,841 274
QUALCOMM, Inc. ..................................................... 3,363 479
Salesforce, Inc. ........................................................ 2,555 498
ServiceNow, Inc. (a) ..................................................... 2,674 289
Snowflake, Inc. , Class A (a) ................................................ 1,293 218
Texas Instruments, Inc. ................................................... 2,870 609
28,706
Materials (0.9%):
Linde PLC ............................................................ 953 484
Southern Copper Corp. ................................................... 1,960 428
The Sherwin-Williams Co. ................................................ 1,490 540
Vulcan Materials Co. .................................................... 1,865 578
2,030
Real Estate (1.0%):
CBRE Group, Inc. , Class A (a) .............................................. 2,788 412
Extra Space Storage, Inc. ................................................. 5,133 775
Prologis, Inc. .......................................................... 5,528 788
1,975
Utilities (0.3%):
Public Service Enterprise Group, Inc. ......................................... 6,665 574
91,259
Total Common Stocks (Cost $149,534) 196,053
Exchange-Traded Funds (8.3%)
United States (8.3%):
iShares Core MSCI Emerging Markets ETF .................................... 138,075 10,599
VanEck Gold Miners ETF ................................................. 71,655 8,300
18,899
Total Exchange-Traded Funds (Cost $10,838) 18,899
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .59% (d) ........ 101,188 101
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (d) ............ 103,211 104
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (d) ............... 101,188 101
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (d) . 99,164 99
Total Collateral for Securities Loaned (Cost $405) 405
Total Investments (Cost $160,777) — 95.3% 215,357
Other assets in excess of liabilities — 4.7% 10,552
NET ASSETS - 100.00% $ 225,909
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on February 28, 2026.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios III
Victory Target Managed Allocation Fund

Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI Emerging Markets Index
Futures .......................... 149 3/20/26 $ 10,292 $ 11,948 $ 1,656
E-Mini S&P 500 Futures .............. 74 3/20/26 25,486 25,489 3
Tokyo Price Index Futures ............ 59 3/12/26 12,931 14,942 2,011
$ 3,670
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 85 3/20/26 $ 10,853 $ 11,198 $ (345)
Euro Stoxx 50 Futures ............... 214 3/20/26 14,792 15,558 (766)
FTSE 100 Index Futures .............. 113 3/20/26 14,804 16,605 (1,801)
$ (2,912)
Total unrealized appreciation $ 3,670
Total unrealized depreciation (2,912)
Total net unrealized appreciation (depreciation) $ 758

Statements of Assets and Liabilities
February 28, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Emerging
Markets Fund
Victory Global
Equity Income
Fund
Victory
International Fund
Assets:
Investments, at value (Cost $465,409, $54,071 and $1,518,388) $ 735,525(a) $ 79,563(b) $ 2,644,112(c)
Foreign currency, at value (Cost $123, $— and $2,865) 123 — 3,041
Cash 15,260 212 25,478
Receivables:
Dividends, interest, and securities lending income 1,443 55 3,035
Capital shares issued 195 55 264
Investments sold 4,834 — 7,899
From Adviser 13 1 —
Reclaims 17 167 13,569
Prepaid expenses 30 10 37
Total Assets 757,440 80,063 2,697,434
Liabilities:
Payables:
Collateral received on loaned securities 4,703 181 24,596
Investments purchased 6,763 — 6,406
Capital shares redeemed 248 35 563
Accrued foreign capital gains taxes 1,584 — 1,658
Accrued expenses and other payables:
Investment advisory fees 574 32 1,606
Administration fees 68 9 258
Custodian fees 75 2 100
Transfer agent fees 76 6 201
Compliance fees —(d) —(d) 2
Trustees' fees 1 1 1
Other accrued expenses 65 37 157
Total Liabilities 14,157 303 35,548
Commitments and contingencies (Note 5 )
Net Assets:
Capital 460,194 54,072 1,536,039
Total accumulated earnings (loss) 283,089 25,688 1,125,847
Net Assets $ 743,283 $ 79,760 $ 2,661,886
Net Assets:
Fund Shares $ 331,643 $ 79,760 $ 1,559,420
Institutional Shares 411,640 — 1,084,517
Class R6 — — 17,949
Total $ 743,283 $ 79,760 $ 2,661,886
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Fund Shares 11,395 5,949 45,550
Institutional Shares 14,183 — 31,810
Class R6 — — 517
Total 25,578 5,949 77,877
Net asset value, offering and redemption price per share:(e)
Fund Shares $ 29.10 $ 13.41 $ 34.24
Institutional Shares 29.02 — 34.09
Class R6 — — 34.69
(a) Includes $16,372 thousand of securities on loan.
(b) Includes $175 thousand of securities on loan.
(c) Includes $23,356 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
February 28, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Precious
Metals and
Minerals Fund
Victory Sustainable
World Fund
Victory Target
Managed Allocation
Fund
Assets:
Investments, at value (Cost $315,017, $957,752 and $160,777) $ 1,545,353(a) $ 1,581,111(b) $ 215,357(c)
Foreign currency, at value (Cost $—, $2,033 and $24) — 2,041 24
Cash 2,493 10,965 1,500
Deposit with broker for futures contracts — — 8,321
Receivables:
Dividends, interest, and securities lending income 584 1,237 225
Capital shares issued 1,072 39 —
Investments sold — 9,353 10,248
From Adviser — 6 35
Variation margin on open futures contracts — — 491
Reclaims — 2,436 199
Prepaid expenses 36 25 —(d)
Total Assets 1,549,538 1,607,213 236,400
Liabilities:
Payables:
Collateral received on loaned securities 117 9,386 405
Investments purchased — 1,708 9,667
Capital shares redeemed 1,472 201 —
Variation margin on open futures contracts — — 256
Accrued expenses and other payables:
Investment advisory fees 802 953 92
Administration fees 158 182 9
Custodian fees 17 35 17
Transfer agent fees 93 103 12
Compliance fees 1 1 —(d)
Trustees' fees 1 1 1
12b-1 fees 9 1 —
Other accrued expenses 48 92 32
Total Liabilities 2,718 12,663 10,491
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,036,485 944,583 137,064
Total accumulated earnings (loss) 510,335 649,967 88,845
Net Assets $ 1,546,820 $ 1,594,550 $ 225,909
Net Assets:
Fund Shares $ 1,388,009 $ 1,579,929 $ 225,909
Institutional Shares 53,103 8,540 —
Class A 105,708 6,081 —
Total $ 1,546,820 $ 1,594,550 $ 225,909
Shares (unlimited number of shares authorized with no par value):
Fund Shares 21,599 47,475 18,660
Institutional Shares 807 256 —
Class A 1,673 182 —
Total 24,079 47,913 18,660
Net asset value, offering and redemption price per share:(e)
Fund Shares $ 64.26 $ 33.28 $ 12.11
Institutional Shares 65.77 33.40 —
Class A 63.21 33.35 —
Maximum Sales Charge — Class A 5.75% 5.75% –%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 67.07 $ 35.38 $ —
(a) Includes $112 thousand of securities on loan.
(b) Includes $8,893 thousand of securities on loan.
(c) Includes $378 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended February 28, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Emerging
Markets Fund
Victory Global
Equity Income
Fund
Victory
International Fund
Investment Income:
Dividends $ 17,480 $ 2,181 $ 84,158
Interest 421 8 813
Securities lending (net of fees) 38 1 168
Foreign tax withholding (2,213) (114) (8,989)
Total Income 15,726 2,076 76,150
Expenses:
Investment advisory fees 6,131 356 19,094
Administration fees — Fund Shares 404 102 2,023
Administration fees — Institutional Shares 329 — 1,155
Administration fees — Class R6 — — 5
Sub-Administration fees 60 21 82
Custodian fees 461 12 643
Transfer agent fees — Fund Shares 482 75 1,197
Transfer agent fees — Institutional Shares 342 — 1,202
Transfer agent fees — Class R6 — — 1
Trustees' fees 46 46 48
Compliance fees 5 1 20
Legal and audit fees 94 52 163
State registration and filing fees 34 19 57
Interfund lending fees 2 — 16
Line of credit fees 47 — 3
Other expenses 83 40 242
Recoupment of prior expenses waived/reimbursed by Adviser 42 — 319
Total Expenses 8,562 724 26,270
Expenses waived/reimbursed by Adviser (175) (28) (189)
Net Expenses 8,387 696 26,081
Net Investment Income (Loss) 7,339 1,380 50,069
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 73,394 1,143 288,436
Foreign taxes on realized gains (732) — (317)
Net realized gains (losses) from in-kind redemptions — — —(a)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 189,015 17,888 509,744
Net change in accrued foreign taxes on unrealized gains (1,309) — (1,372)
Net realized/unrealized gains (losses) on investments 260,368 19,031 796,491
Change in net assets resulting from operations $ 267,707 $ 20,411 $ 846,560
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended February 28, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Precious
Metals and
Minerals Fund
Victory Sustainable
World Fund
Victory Target
Managed Allocation
Fund
Investment Income:
Dividends $ 15,069 $ 29,412 $ 7,106
Interest 111 614 311
Securities lending (net of fees) 31 34 4
Foreign tax withholding (1,244) (2,310) (559)
Total Income 13,967 27,750 6,862
Expenses:
Investment advisory fees 7,136 11,226 1,870
Administration fees — Fund Shares 1,262 2,173 187
Administration fees — Institutional Shares 41 7 —
Administration fees — Class A 84 8 —
Sub-Administration fees 18 97 23
12b-1 fees — Class A 139 14 —
Custodian fees 103 223 91
Transfer agent fees — Fund Shares 841 1,101 202
Transfer agent fees — Institutional Shares 43 7 —
Transfer agent fees — Class A 58 6 —
Trustees' fees 46 47 46
Compliance fees 7 12 3
Legal and audit fees 49 39 52
State registration and filing fees 56 51 —(a)
Interfund lending fees 7 — —
Line of credit fees — 6 —
Other expenses 96 130 47
Recoupment of prior expenses waived/reimbursed by Adviser 18 — —
Total Expenses 10,004 15,147 2,521
Expenses waived/reimbursed by Adviser (13) (35) (93)
Net Expenses 9,991 15,112 2,428
Net Investment Income (Loss) 3,976 12,638 4,434
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 78,036 147,653 88,402
Foreign taxes on realized gains — (282) —
Net realized gains (losses) from futures contracts — — (3,849)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 960,746 162,227 (29,303)
Net change in accrued foreign taxes on unrealized gains — 131 —
Net change in unrealized appreciation/depreciation on futures contracts — — (2,059)
Net realized/unrealized gains (losses) on investments 1,038,782 309,729 53,191
Change in net assets resulting from operations $ 1,042,758 $ 322,367 $ 57,625
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Emerging Markets Fund Victory Global Equity Income Fund Victory International Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,339 $ 10,139 $ 1,380 $ 1,023 $ 50,069 $ 52,080
Net realized gains (losses) 72,662 44,954 1,143 13,332 288,119 147,159
Net change in unrealized
appreciation/depreciation 187,706 (25,505) 17,888 (5,814) 508,372 28,830
Change in net assets resulting from
operations 267,707 29,588 20,411 8,541 846,560 228,069
Distributions to Shareholders:
Fund Shares (23,723) (7,247) (7,689) (12,804) (157,086) (60,606)
Institutional Shares (30,520) (9,008) — — (112,921) (67,409)
Class A — — — — — — (a)
Class R6 — — — — (1,223) (210)
Change in net assets resulting from
distributions to shareholders (54,243) (16,255) (7,689) (12,804) (271,230) (128,225)
Change in net assets resulting from
capital transactions 29,403 (32,887) 3,341 6,794 (329,026) (224,063)
Change in net assets 242,867 (19,554) 16,063 2,531 246,304 (124,219)
Net Assets:
Beginning of period 500,416 519,970 63,697 61,166 2,415,582 2,539,801
End of period $ 743,283 $ 500,416 $ 79,760 $ 63,697 $ 2,661,886 $ 2,415,582
(a) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Emerging Markets Fund Victory Global Equity Income Fund Victory International Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 19,754 $ 12,672 $ 7,644 $ 3,981 $ 79,083 $ 50,853
Distributions reinvested 23,322 7,144 7,601 12,737 154,213 59,450
Cost of shares redeemed (41,171) (37,393) (11,904) (9,924) (184,563) (182,641)
Total Fund Shares $ 1,905 $ (17,577) $ 3,341 $ 6,794 $ 48,733 $ (72,338)
Institutional Shares
Proceeds from shares issued $ 68,383 $ 21,094 $ — $ — $ 60,812 $ 108,519
Distributions reinvested 30,461 9,000 — — 112,728 67,341
Cost of shares redeemed (71,346) (45,404) — — (559,788) (330,610)
Total Institutional Shares $ 27,498 $ (15,310) $ — $ — $ (386,248) $ (154,750)
Class A
Proceeds from shares issued $ — $ — $ — $ — $ — $ — (a) (b)
Distributions reinvested — — — — — — (b)
Cost of shares redeemed — — — — — (556) (b)
Total Class A $ — $ — $ — $ — $ — $ (556)
Class R6
Proceeds from shares issued $ — $ — $ — $ — $ 10,153 $ 4,244
Distributions reinvested — — — — 1,150 210
Cost of shares redeemed — — — — (2,814) (873)
Total Class R6 $ — $ — $ — $ — $ 8,489 $ 3,581
Change in net assets resulting from
capital transactions $ 29,403 $ (32,887) $ 3,341 $ 6,794 $ (329,026) $ (224,063)
Share Transactions:
Fund Shares
Issued 784 601 635 322 2,526 1,835
Reinvested 936 356 633 1,158 5,017 2,273
Redeemed (1,687) (1,773) (995) (809) (5,927) (6,601)
Total Fund Shares 33 (816) 273 671 1,616 (2,493)
Institutional Shares
Issued 2,813 1,013 — — 2,061 3,959
Reinvested 1,225 450 — — 3,682 2,587
Redeemed (2,849) (2,139) — — (17,764) (12,009)
Total Institutional Shares 1,189 (676) — — (12,021) (5,463)
Class A
Issued — — — — — — (b) (c)
Reinvested — — — — — — (b)
Redeemed — — — — — (20) (b)
Total Class A — — — — — (20)
Class R6
Issued — — — — 308 161
Reinvested — — — — 37 8
Redeemed — — — — (89) (32)
Total Class R6 — — — — 256 137
Change in Shares 1,222 (1,492) 273 671 (10,149) (7,839)
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).
(c) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund Victory Sustainable World Fund
Victory Target Managed Allocation
Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,976 $ 2,729 $ 12,638 $ 11,948 $ 4,434 $ 4,929
Net realized gains (losses) 78,036 (3,838) 147,371 110,834 84,553 35,222
Net change in unrealized
appreciation/depreciation 960,746 216,752 162,358 54,281 (31,362) 9,563
Change in net assets resulting from
operations 1,042,758 215,643 322,367 177,063 57,625 49,714
Distributions to Shareholders:
Fund Shares (2,507) — (161,361) (88,532) (19,698) (7,680)
Institutional Shares (127) — (903) (398) — —
Class A (92) — (608) (300) — —
Change in net assets resulting from
distributions to shareholders (2,726) — (162,872) (89,230) (19,698) (7,680)
Change in net assets resulting from
capital transactions (66,711) (60,661) 36,454 (32,989) (291,066) (56,052)
Change in net assets 973,321 154,982 195,949 54,844 (253,139) (14,018)
Net Assets:
Beginning of period 573,499 418,517 1,398,601 1,343,757 479,048 493,066
End of period $ 1,546,820 $ 573,499 $ 1,594,550 $ 1,398,601 $ 225,909 $ 479,048

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund Victory Sustainable World Fund
Victory Target Managed Allocation
Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 193,601 $ 39,885 $ 60,655 $ 58,105 $ — $ —
Distributions reinvested 2,449 — 158,706 87,299 19,698 7,680
Cost of shares redeemed (261,856) (97,851) (184,836) (180,331) (310,764) (63,732)
Total Fund Shares $ (65,806) $ (57,966) $ 34,525 $ (34,927) $ (291,066) $ (56,052)
Institutional Shares
Proceeds from shares issued $ 7,042 $ 2,984 $ 4,276 $ 3,896 $ — $ —
Distributions reinvested 127 — 866 389 — —
Cost of shares redeemed (24,789) (4,983) (3,656) (2,787) — —
Total Institutional Shares $ (17,620) $ (1,999) $ 1,486 $ 1,498 $ — $ —
Class A
Proceeds from shares issued $ 42,829 $ 8,748 $ 642 $ 790 $ — $ —
Distributions reinvested 92 — 497 234 — —
Cost of shares redeemed (26,206) (9,444) (696) (584) — —
Total Class A $ 16,715 $ (696) $ 443 $ 440 $ — $ —
Change in net assets resulting from
capital transactions $ (66,711) $ (60,661) $ 36,454 $ (32,989) $ (291,066) $ (56,052)
Share Transactions:
Fund Shares
Issued 5,462 2,008 1,908 1,917 — —
Reinvested 51 — 5,022 2,858 1,700 723
Redeemed (7,304) (4,945) (5,825) (5,955) (26,991) (5,978)
Total Fund Shares (1,791) (2,937) 1,105 (1,180) (25,291) (5,255)
Institutional Shares
Issued 168 146 132 127 — —
Reinvested 3 — 27 13 — —
Redeemed (518) (246) (115) (92) — —
Total Institutional Shares (347) (100) 44 48 — —
Class A
Issued 1,085 433 19 26 — —
Reinvested 2 — 16 8 — —
Redeemed (652) (472) (22) (19) — —
Total Class A 435 (39) 13 15 — —
Change in Shares (1,703) (3,076) 1,162 (1,117) (25,291) (5,255)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Emerging Markets Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $20.58 $20.15 $17.82 $20.00 $24.66 $16.16
Investment Activities:
Net investment income (loss)(b) 0.28 0.39 0.30 0.34 0.30 0.16
Net realized and unrealized gains (losses) 10.44 0.68 2.39 (2.22) (4.81) 8.57
Total from Investment Activities 10.72 1.07 2.69 (1.88) (4.51) 8.73
Distributions to Shareholders from:
Net investment income (0.67) (0.64) (0.36) (0.30) (0.15) (0.23)
Net realized gains (1.53) — — — — —
Total Distributions (2.20) (0.64) (0.36) (0.30) (0.15) (0.23)
Net Asset Value, End of Period $29.10 $20.58 $20.15 $17.82 $20.00 $24.66
Total Return(c)(d) 54.10% 5.40% 15.18% (9.36)% (18.33)% 54.25%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.50% 1.52% 1.52% 1.48% 1.47% 1.45%
Net Investment Income (Loss)(e) 1.13% 1.83% 1.57% 2.53% 1.35% 0.77%
Gross Expenses(e)(f) 1.51% 1.56% 1.59% 1.57% 1.47% 1.47%
Supplemental Data:
Net Assets at end of period (000's) $331,643 $233,793 $245,320 $234,472 $276,456 $372,624
Portfolio Turnover(c)(g) 84% 74% 62% 45% 54% 73%(h)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Emerging Markets Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $20.52 $20.09 $17.77 $19.97 $24.62 $16.14
Investment Activities:
Net investment income (loss)(b) 0.32 0.42 0.34 0.35 0.35 0.20
Net realized and unrealized gains (losses) 10.42 0.69 2.38 (2.21) (4.80) 8.55
Total from Investment Activities 10.74 1.11 2.72 (1.86) (4.45) 8.75
Distributions to Shareholders from:
Net investment income (0.71) (0.68) (0.40) (0.34) (0.20) (0.27)
Net realized gains (1.53) — — — — —
Total Distributions (2.24) (0.68) (0.40) (0.34) (0.20) (0.27)
Net Asset Value, End of Period $29.02 $20.52 $20.09 $17.77 $19.97 $24.62
Total Return(c)(d) 54.39% 5.61% 15.38% (9.26)% (18.15)% 54.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.32% 1.34% 1.32% 1.30% 1.28% 1.26%
Net Investment Income (Loss)(e) 1.30% 2.01% 1.82% 2.60% 1.59% 0.96%
Gross Expenses(e)(f) 1.37% 1.40% 1.38% 1.37% 1.31% 1.29%
Supplemental Data:
Net Assets at end of period (000's) $411,640 $266,623 $274,650 $375,826 $398,909 $400,408
Portfolio Turnover(c)(g) 84% 74% 62% 45% 54% 73%(h)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory Global Equity Income Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $11.22 $12.22 $10.59 $12.35 $12.03 $8.42
Investment Activities:
Net investment income (loss)(b) 0.24 0.20 0.22 0.19 0.21 0.17
Net realized and unrealized gains (losses) 3.35 1.48 1.77 (1.04) 1.27 3.61
Total from Investment Activities 3.59 1.68 1.99 (0.85) 1.48 3.78
Distributions to Shareholders from:
Net investment income (0.25) (0.24) (0.25) (0.19) (0.23) (0.17)
Net realized gains (1.15) (2.44) (0.11) (0.72) (0.93) —
Total Distributions (1.40) (2.68) (0.36) (0.91) (1.16) (0.17)
Net Asset Value, End of Period $13.41 $11.22 $12.22 $10.59 $12.35 $12.03
Total Return(c)(d) 33.73% 14.63% 19.11% (6.86)% 12.28% 45.23%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.02% 1.03% 1.02% 1.05% 1.04% 1.03%
Net Investment Income (Loss)(e) 2.03% 1.64% 1.97% 1.84% 1.63% 1.65%
Gross Expenses(e)(f) 1.07% 1.18% 1.19% 1.26% 1.15% 1.18%
Supplemental Data:
Net Assets at end of period (000's) $79,760 $63,697 $61,166 $56,391 $64,374 $69,690
Portfolio Turnover(c) 16% 83% 43% 28% 31% 46%(g)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects a return to normal trading levels after a prior year transition or asset allocation shift.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $27.50 $26.55 $23.70 $24.21 $29.46 $21.53
Investment Activities:
Net investment income (loss)(b) 0.58 0.56 0.49(c) 0.26(d) 0.59 0.49
Net realized and unrealized gains (losses) 9.88 1.80 2.85 (0.11) (3.43) 7.94
Total from Investment Activities 10.46 2.36 3.34 0.15 (2.84) 8.43
Distributions to Shareholders from:
Net investment income (0.75) (1.15) (0.49) (0.34) (0.51) (0.50)
Net realized gains (2.97) (0.26) — (0.32) (1.90) —
Total Distributions (3.72) (1.41) (0.49) (0.66) (2.41) (0.50)
Net Asset Value, End of Period $34.24 $27.50 $26.55 $23.70 $24.21 $29.46
Total Return(e)(f) 39.90% 9.19% 14.14%(c) 0.73%(d) (10.51)% 39.52%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.07% 1.06% 1.08% 1.02% 1.02% 1.01%
Net Investment Income (Loss)(g) 1.88% 2.02% 1.99%(c) 1.53%(d) 2.12% 1.94%
Gross Expenses(g)(h) 1.07% 1.06% 1.09% 1.04% 1.02% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $1,559,420 $1,208,181 $1,232,525 $1,205,144 $1,301,727 $1,608,436
Portfolio Turnover(e)(i) 42%(j) 42% 34% 29% 34% 67%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Excludes impact of in-kind transactions.
(k) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory International Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $27.38 $26.44 $23.61 $24.13 $29.36 $21.46
Investment Activities:
Net investment income (loss)(b) 0.66 0.57 0.50(c) 0.26(d) 0.61 0.51
Net realized and unrealized gains (losses) 9.79 1.80 2.83 (0.10) (3.41) 7.91
Total from Investment Activities 10.45 2.37 3.33 0.16 (2.80) 8.42
Distributions to Shareholders from:
Net investment income (0.75) (1.17) (0.50) (0.36) (0.53) (0.52)
Net realized gains (2.99) (0.26) — (0.32) (1.90) —
Total Distributions (3.74) (1.43) (0.50) (0.68) (2.43) (0.52)
Net Asset Value, End of Period $34.09 $27.38 $26.44 $23.61 $24.13 $29.36
Total Return(e)(f) 40.01% 9.27% 14.19%(c) 0.78%(d) (10.43)% 39.61%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.00% 1.00% 1.01% 0.95% 0.94% 0.94%
Net Investment Income (Loss)(g) 2.13% 2.06% 2.05%(c) 1.58%(d) 2.20% 2.00%
Gross Expenses(g)(h) 1.01% 1.01% 1.02% 0.97% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $1,084,517 $1,200,150 $1,303,421 $1,260,267 $1,278,976 $1,644,340
Portfolio Turnover(e)(i) 42%(j) 42% 34% 29% 34% 67%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Excludes impact of in-kind transactions.
(k) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Class R6
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $27.82 $26.84 $23.95 $24.53 $29.65 $21.52
Investment Activities:
Net investment income (loss)(b) 0.61 0.55 0.43(c) 0.33(d) 0.80 0.49
Net realized and unrealized gains (losses) 10.05 1.90 3.00 (0.11) (3.36) 8.19
Total from Investment Activities 10.66 2.45 3.43 0.22 (2.56) 8.68
Distributions to Shareholders from:
Net investment income (0.81) (1.21) (0.54) (0.48) (0.66) (0.55)
Net realized gains (2.98) (0.26) — (0.32) (1.90) —
Total Distributions (3.79) (1.47) (0.54) (0.80) (2.56) (0.55)
Net Asset Value, End of Period $34.69 $27.82 $26.84 $23.95 $24.53 $29.65
Total Return(e)(f) 40.15% 9.44% 14.39%(c) 1.01%(d) (9.53)% 40.78%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.86% 0.85% 0.87% 0.61% 0.31% 0.80%
Net Investment Income (Loss)(g) 1.91% 1.93% 1.70%(c) 1.92%(d) 2.87% 1.95%
Gross Expenses(g)(h) 1.05% 1.37% 2.40% 9.88% 3.83% 1.22%
Supplemental Data:
Net Assets at end of period (000's) $17,949 $7,251 $3,318 $232 $227 $28
Portfolio Turnover(e)(i) 42%(j) 42% 34% 29% 34% 67%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Excludes impact of in-kind transactions.
(k) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $22.24 $14.50 $15.64 $18.14 $22.57 $19.34
Investment Activities:
Net investment income (loss)(b) 0.17 0.10 0.19 0.15 0.19 0.09
Net realized and unrealized gains (losses) 41.97 7.64 (0.91) (2.50) (4.46) 3.15
Total from Investment Activities 42.14 7.74 (0.72) (2.35) (4.27) 3.24
Distributions to Shareholders from:
Net investment income (0.12) — (0.42) (0.15) (0.16) (0.01)
Total Distributions (0.12) — (0.42) (0.15) (0.16) (0.01)
Net Asset Value, End of Period $64.26 $22.24 $14.50 $15.64 $18.14 $22.57
Total Return(c)(d) 189.68% 53.38% (5.03)% (12.97)% (18.93)% 16.69%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.04% 1.14% 1.18% 1.19% 1.12% 1.12%
Net Investment Income (Loss)(e) 0.44% 0.51% 1.11% 1.31% 0.97% 0.41%
Gross Expenses(e)(f) 1.04% 1.14% 1.18% 1.19% 1.12% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $1,388,009 $520,123 $381,656 $439,330 $533,574 $697,969
Portfolio Turnover(c)(g) 15% 1% 9% 4% 8% 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $22.75 $14.82 $15.97 $18.53 $23.06 $19.76
Investment Activities:
Net investment income (loss)(b) 0.19 0.13 0.21 0.17 0.22 0.12
Net realized and unrealized gains (losses) 42.96 7.80 (0.91) (2.54) (4.56) 3.22
Total from Investment Activities 43.15 7.93 (0.70) (2.37) (4.34) 3.34
Distributions to Shareholders from:
Net investment income (0.13) — (0.45) (0.19) (0.19) (0.04)
Total Distributions (0.13) — (0.45) (0.19) (0.19) (0.04)
Net Asset Value, End of Period $65.77 $22.75 $14.82 $15.97 $18.53 $23.06
Total Return(c)(d) 189.85% 53.51% (4.83)% (12.85)% (18.84)% 16.90%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.01% 1.01% 1.00% 0.98% 0.98% 0.99%
Net Investment Income (Loss)(e) 0.49% 0.64% 1.22% 1.44% 1.13% 0.55%
Gross Expenses(e)(f) 1.04% 1.10% 1.09% 1.12% 1.05% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $53,103 $26,256 $18,580 $19,681 $20,602 $26,338
Portfolio Turnover(c)(g) 15% 1% 9% 4% 8% 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $21.91 $14.31 $15.44 $17.91 $22.29 $19.13
Investment Activities:
Net investment income (loss)(b) 0.02 0.06 0.16 0.13 0.14 0.04
Net realized and unrealized gains (losses) 41.34 7.54 (0.90) (2.47) (4.39) 3.12
Total from Investment Activities 41.36 7.60 (0.74) (2.34) (4.25) 3.16
Distributions to Shareholders from:
Net investment income (0.06) — (0.39) (0.13) (0.13) —
Total Distributions (0.06) — (0.39) (0.13) (0.13) —
Net Asset Value, End of Period $63.21 $21.91 $14.31 $15.44 $17.91 $22.29
Total Return(c)(d) 188.85% 53.11% (5.20)% (13.08)% (19.08)% 16.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.35% 1.34% 1.34% 1.31% 1.31% 1.31%
Net Investment Income (Loss)(e) 0.06% 0.29% 0.95% 1.17% 0.74% 0.21%
Gross Expenses(e)(f) 1.35% 1.40% 1.41% 1.40% 1.34% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $105,708 $27,120 $18,281 $23,124 $28,203 $26,282
Portfolio Turnover(c)(g) 15% 1% 9% 4% 8% 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $29.92 $28.07 $22.59 $23.70 $31.03 $23.38
Investment Activities:
Net investment income (loss)(b) 0.28 0.27 0.23 0.16 0.25 0.23
Net realized and unrealized gains (losses) 6.76 3.55 5.52 (0.65) (2.36) 8.74
Total from Investment Activities 7.04 3.82 5.75 (0.49) (2.11) 8.97
Distributions to Shareholders from:
Net investment income (0.29) (0.54) (0.27) (0.09) (0.27) (0.18)
Net realized gains (3.39) (1.43) — (0.53) (4.95) (1.14)
Total Distributions (3.68) (1.97) (0.27) (0.62) (5.22) (1.32)
Net Asset Value, End of Period $33.28 $29.92 $28.07 $22.59 $23.70 $31.03
Total Return(c)(d) 24.29% 13.54% 25.55% (2.01)% (8.90)% 39.07%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.03% 1.07% 1.08% 1.09% 1.05% 1.05%
Net Investment Income (Loss)(e) 0.87% 0.85% 0.93% 0.95% 0.87% 0.86%
Gross Expenses(e)(f) 1.03% 1.07% 1.08% 1.09% 1.05% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $1,579,929 $1,387,165 $1,334,778 $1,163,680 $1,272,993 $1,507,963
Portfolio Turnover(c)(g) 50% 32% 32% 23% 37%(h) 88%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year subadvisor termination.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory Sustainable World Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $30.02 $28.17 $22.66 $23.78 $31.10 $23.42
Investment Activities:
Net investment income (loss)(b) 0.28 0.26 0.25 0.17 0.31 0.24
Net realized and unrealized gains (losses) 6.80 3.58 5.55 (0.65) (2.41) 8.77
Total from Investment Activities 7.08 3.84 5.80 (0.48) (2.10) 9.01
Distributions to Shareholders from:
Net investment income (0.31) (0.56) (0.29) (0.11) (0.27) (0.19)
Net realized gains (3.39) (1.43) — (0.53) (4.95) (1.14)
Total Distributions (3.70) (1.99) (0.29) (0.64) (5.22) (1.33)
Net Asset Value, End of Period $33.40 $30.02 $28.17 $22.66 $23.78 $31.10
Total Return(c)(d) 24.33% 13.57% 25.67% (1.96)% (8.87)% 39.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.01% 1.02% 1.02%(g) 1.00% 1.00% 0.99%
Net Investment Income (Loss)(e) 0.86% 0.85% 1.02% 1.01% 1.10% 0.87%
Gross Expenses(e)(f) 1.29% 1.44% 1.66% 1.49% 1.29% 1.27%
Supplemental Data:
Net Assets at end of period (000's) $8,540 $6,357 $4,631 $4,140 $5,301 $2,660
Portfolio Turnover(c)(h) 50% 32% 32% 23% 37%(i) 88%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes fees associated with the Fund's closing agreement on EU reclaims. If these fees had not been included, the net expense ratio would have been
(0.01)% lower.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Reflects a return to normal trading levels after a prior year subadvisor termination.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $30.00 $28.15 $22.66 $23.77 $31.06 $23.40
Investment Activities:
Net investment income (loss)(b) 0.17 0.17 0.16 0.11 0.19 0.15
Net realized and unrealized gains (losses) 6.78 3.57 5.54 (0.65) (2.40) 8.76
Total from Investment Activities 6.95 3.74 5.70 (0.54) (2.21) 8.91
Distributions to Shareholders from:
Net investment income (0.21) (0.46) (0.21) (0.04) (0.13) (0.11)
Net realized gains (3.39) (1.43) — (0.53) (4.95) (1.14)
Total Distributions (3.60) (1.89) (0.21) (0.57) (5.08) (1.25)
Net Asset Value, End of Period $33.35 $30.00 $28.15 $22.66 $23.77 $31.06
Total Return(c)(d) 23.89% 13.21% 25.22% (2.19)% (9.18)% 38.73%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.36% 1.37% 1.36% 1.35% 1.32% 1.32%
Net Investment Income (Loss)(e) 0.52% 0.54% 0.66% 0.68% 0.67% 0.53%
Gross Expenses(e)(f) 1.64% 1.77% 1.90% 1.83% 1.68% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $6,081 $5,079 $4,348 $4,336 $4,176 $2,890
Portfolio Turnover(c)(g) 50% 32% 32% 23% 37%(h) 88%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects a return to normal trading levels after a prior year subadvisor termination.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory Target Managed Allocation Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.90 $10.02 $8.64 $10.76 $12.23 $8.98
Investment Activities:
Net investment income (loss)(b) 0.14 0.11 0.13 0.14 0.13 0.11
Net realized and unrealized gains (losses) 1.86 0.94 1.38 (1.88) 1.44 3.84
Total from Investment Activities 2.00 1.05 1.51 (1.74) 1.57 3.95
Distributions to Shareholders from:
Net investment income (0.42) (0.17) (0.13) (0.01) (0.13) (0.09)
Net realized gains (0.37) — — (0.37) (2.91) (0.61)
Total Distributions (0.79) (0.17) (0.13) (0.38) (3.04) (0.70)
Net Asset Value, End of Period $12.11 $10.90 $10.02 $8.64 $10.76 $12.23
Total Return(c)(d) 18.81% 10.52% 17.62% (16.21)% 12.85% 44.39%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.65% 0.65% 0.69% 0.65% 0.64%
Net Investment Income (Loss)(e) 1.19% 1.00% 1.48% 1.62% 1.06% 0.96%
Gross Expenses(e)(f) 0.67% 0.66% 0.65% 0.69% 0.65% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $225,909 $479,048 $493,066 $436,212 $520,361 $529,613
Portfolio Turnover(c) 147% 182% 148%(g) 314%(h) 152%(i) 202%(i)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects a return to normal trading levels after a prior year investment strategy change.
(h) Reflects increased trading activity due to an investment strategy change that was effective December 23, 2022.
(i) Reflects overall decrease in purchases and sales of securities.

Notes to Financial Statements
February 28, 2026
Victory Portfolios III
73
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act, with the exception of the Precious Metals and Minerals Fund which is classified as non-diversified.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Emerging Markets Fund Emerging Markets Fund Fund Shares and Institutional Shares
Victory Global Equity Income Fund Global Equity Income Fund Fund Shares
Victory International Fund International Fund Fund Shares, Institutional Shares,
and Class R6
Victory Precious Metals and Minerals Fund Precious Metals and Minerals Fund Fund Shares, Institutional Shares,
and Class A
Victory Sustainable World Fund Sustainable World Fund Fund Shares, Institutional Shares,
and Class A
Victory Target Managed Allocation Fund Target Managed Allocation Fund Fund Shares

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
74
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Funds determine their net asset values. Consequently, each Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by each Fund to reflect the security’s fair value at the time the Funds determine their net asset values. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Emerging Markets Fund
Common Stocks ............................................... $ 94,963 $ 630,273 $ —(a) $ 725,236
Exchange-Traded Funds ......................................... 5,586 — — 5,586
Collateral for Securities Loaned ................................... 4,703 — — 4,703
Total ....................................................... $ 105,252 $ 630,273 $ —(a) $ 735,525
Global Equity Income Fund
Common Stocks ............................................... 44,012 35,370 — 79,382
Collateral for Securities Loaned ................................... 181 — — 181
Total ....................................................... $ 44,193 $ 35,370 $ — $ 79,563
International Fund
Common Stocks ............................................... 161,538 2,455,255 —(a) 2,616,793
Exchange-Traded Funds ......................................... 2,723 — — 2,723
Collateral for Securities Loaned ................................... 24,596 — — 24,596
Total ....................................................... $ 188,857 $ 2,455,255 $ —(a) $ 2,644,112
Precious Metals and Minerals Fund
Common Stocks ............................................... 1,166,103 362,731 —(a) 1,528,834
Exchange-Traded Funds ......................................... 16,402 — — 16,402
Collateral for Securities Loaned ................................... 117 — — 117
Total ....................................................... $ 1,182,622 $ 362,731 $ —(a) $ 1,545,353
Sustainable World Fund
Common Stocks ............................................... 1,020,814 549,350 —(a) 1,570,164
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 1,561 — — 1,561
Collateral for Securities Loaned ................................... 9,386 — — 9,386
Total ....................................................... $ 1,031,761 $ 549,350 $ —(a) $ 1,581,111
Target Managed Allocation Fund
Common Stocks ............................................... 132,433 63,620 — 196,053
Exchange-Traded Funds ......................................... 18,899 — — 18,899
Collateral for Securities Loaned ................................... 405 — — 405
Total ....................................................... $ 151,737 $ 63,620 $ — $ 215,357
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3,670 — — 3,670
Liabilities:
Futures Contracts .............................................. (2,912) — — (2,912)
Total ....................................................... $ 758 $ — $ — $ 758
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
75
As of February 28, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended February 28, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of February 28, 2026 (amounts in thousands):
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Assets Liabilities
Futures
contracts*
Futures
contracts*
Equity Risk Exposure: 3,670,000 (2,912,000)
Target Managed Allocation Fund ........................................................... $ 3,670 $ 2,912

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
76
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended February 28, 2026 (amounts in thousands):
All open derivative positions at year end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of February 28, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: (3,849,000) (2,059,000)
Target Managed Allocation Fund ....................................................... $ (3,849) $ (2,059)
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Emerging Markets Fund ............................................ $ 16,372 $ 12,652 $ 4,703
Global Equity Income Fund ......................................... 175 — 181
International Fund ................................................ 23,356 — 24,596
Precious Metals and Minerals Fund .................................... 112 — 117
Sustainable World Fund ............................................ 8,893 — 9,386
Target Managed Allocation Fund ...................................... 378 — 405

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
77
and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Emerging Markets Fund, International Fund, and Sustainable World Fund filed for additional European Union ("EU") reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  For the year ended February 28, 2026, the International Fund recognized $5 thousand related to EU reclaims. These EU reclaims are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Cross-Trade Transactions:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board.  In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price.  For the year ended February 28, 2026, the Funds below engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2026, were as follows (amounts in thousands):
Purchases Sales
Net Realized
Gains (Losses)
International Fund .......................................................... $ 212 $ – $ –
Excluding U.S. Government
Securities
Purchases Sales
Emerging Markets Fund ..................................................................... $ 496,325 $ 515,721
Global Equity Income Fund .................................................................. 10,654 13,760
International Fund ......................................................................... 1,035,234 1,589,859
Precious Metals and Minerals Fund ............................................................. 136,423 202,435
Sustainable World Fund ..................................................................... 720,959 834,372
Target Managed Allocation Fund ............................................................... 522,086 825,879

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
78
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
*  Rounds to 0.00%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment (Target
Managed Allocation Fund is excluded from the performance adjustment). Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended February 28, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.*
Emerging Markets Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
International Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Precious Metals and Minerals Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Target Managed Allocation Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Base Rate
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Comparative Index
Emerging Markets Fund ................................................ Lipper Emerging Markets Fund

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
79
* Target Managed Allocation Fund is excluded from the performance adjustment.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper Index, rounded to the nearest basis point
.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance), the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC (“Lazard”), under which Lazard directs the investment and reinvestment of a portion of the Emerging Markets Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”). Wellington
Management directs the investment and reinvestment of a portion of the International Fund’s assets (as allocated from time to time by VCM).
This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Comparative Index
Global Equity Income Fund ............................................. Lipper Global Equity Income Funds
International Fund .................................................... Lipper International Funds
Precious Metals and Minerals Fund ........................................ Lipper Precious Metals Equity Funds
Sustainable World Fund ................................................ Lipper Global Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Fund Shares
Institutional
Shares Class A Class R6
Emerging Markets Fund ................................................. $ 57 99 N/A N/A
as annual % rate ..................................................... 0.02% 0.03% N/A N/A
Global Equity Income Fund .............................................. $ 17 N/A N/A N/A
as annual % rate ..................................................... 0.02% N/A N/A N/A
International Fund ..................................................... $ 121 122 N/A 1
as annual % rate ..................................................... 0.01% 0.01% N/A 0.01%
Precious Metals and Minerals Fund ......................................... $ 86 5 5 N/A
as annual % rate ..................................................... 0.01% 0.01% 0.01% N/A
Sustainable World Fund ................................................. $ 265 1 1 N/A
as annual % rate ..................................................... 0.02% 0.01% 0.01% N/A

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
80
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses, except for the Target Managed Allocation Fund which pays a monthly fee, accrued daily at an annualized rate of 0.05% of average daily net assets, plus out of pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Annual Charge
Fund Shares Institutional Shares Class A Class R6
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A N/A N/A
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A 0.05%
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.05% N/A N/A N/A
Fund Shares
Institutional
Shares Class A Class R6
Emerging Markets Fund ................................................... N/A 0.10% N/A N/A
Global Equity Income Fund ................................................ N/A N/A N/A N/A
International Fund ....................................................... N/A 0.10% N/A 0.01%
Precious Metals and Minerals Fund ........................................... N/A 0.10% 0.10% N/A
Sustainable World Fund ................................................... N/A 0.10% 0.10% N/A
Target Managed Allocation Fund ............................................. 0.05% N/A N/A N/A
Class A
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Precious Metals and Minerals Fund ........................................................................ $ 2

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
81
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of February 28, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
As of February 28, 2026, the Funds had no amounts available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at February 28, 2026.
For the year ended February 28, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
In effect until June 30, 2026
Fund Shares
Institutional
Shares Class A Class R6
Emerging Markets Fund ................................................... 1.48% 1.29% N/A N/A
Global Equity Income Fund ................................................ 1.00% N/A N/A N/A
International Fund ....................................................... 1.06% 0.99% N/A 0.85%
Precious Metals and Minerals Fund ........................................... 1.27% 1.00% 1.34% N/A
Sustainable World Fund ................................................... 1.09% 1.00% 1.35% N/A
Target Managed Allocation Fund ............................................. 0.65% N/A N/A N/A
Amount
Emerging Markets Fund ................................................................................ $ 42
International Fund .................................................................................... 319
Precious Metals and Minerals Fund ........................................................................ 18
February 28, 2027 February 29, 2028 February 28, 2029 Total
Emerging Markets Fund ................................... $ 365 $ 294 $ 175 $ 834
Global Equity Income Fund ................................ 94 90 28 212
International Fund ....................................... 181 162 188 531
Precious Metals and Minerals Fund ........................... 28 36 13 77
Sustainable World Fund ................................... 46 42 35 123
Target Managed Allocation Fund ............................. 9 32 93 134

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
82
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund’s portfolio holdings will result in higher portfolio turnover.
In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable. The governments of emerging market countries may be more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would.
Natural Resources and Precious Metals Risk — Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals and natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. The natural resources and precious metals and minerals industries can be significantly affected by global economic, financial, and political developments. Investments related to natural resources and precious metals and minerals may fluctuate in price significantly over short periods of time. However, because the market action of such securities has tended to move independently of the broader financial markets, the addition of these securities to a portfolio may reduce overall fluctuations in portfolio value.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
83
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June 24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory
Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended February 28, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
February 28, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Amount
Outstanding at
February 28, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund .................................... $ — $ 15,407 5.01% $ 69,200
International Fund ........................................ — 1,438 5.16% 3,700
Sustainable World Fund .................................... — 3,300 5.38% 10,500
Borrower or
Lender
Amount
Outstanding at
February 28, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund ........................... Borrower $ — $ 1,922 4.80% $ 2,665
International Fund ............................... Borrower — 4,214 4.72% 13,136
Precious Metals and Minerals Fund ................... Borrower — 3,703 4.82% 15,115
Declared Paid
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
84
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of February 28, 2026, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, passive foreign investment company adjustments and mark to market on future contracts.
Total
Accumulated
Earnings
(Loss) Capital
Emerging Markets Fund ...................................................................... $ (3,217) $ 3,217
Global Equity Income Fund ................................................................... (67) 67
International Fund .......................................................................... (29,744) 29,744
Sustainable World Fund ...................................................................... (4,133) 4,133
Target Managed Allocation Fund ................................................................ (9,041) 9,041
Year Ended February 28, 2026
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Emerging Markets Fund ......................................................... $ 24,253 $ 29,990 $ 54,243
Global Equity Income Fund ...................................................... 1,890 5,799 7,689
International Fund ............................................................. 90,012 181,218 271,2 30
Precious Metals and Minerals Fund ................................................. 2,726 — 2,726
Sustainable World Fund ......................................................... 14,072 148,800 162,872
Target Managed Allocation Fund ................................................... 9,253 10,445 19,698
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Emerging Markets Fund ..................................................... $ 16,255 $ — $ 16,255
Global Equity Income Fund .................................................. 3,097 9,707 12,804
International Fund ......................................................... 105,439 22,786 128,225
Sustainable World Fund ..................................................... 26,220 63,010 89,230
Target Managed Allocation Fund ............................................... 7,680 — 7,680
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Emerging Markets Fund $ 2,931 $ 23,867 $ 26,798 $ (1,559) $ — $ — $ 257,850 $ 283,089
Global Equity Income
Fund ............ 80 106 186 13 — — 25,489 25,688
International Fund .... 4,073 51,851 55,924 1,440 — — 1,068,483 1,125,847
Precious Metals and
Minerals Fund ..... 3,868 — 3,868 — (718,914) — 1,225,381 510,335
Sustainable World Fund 2,087 34,360 36,447 226 — — 613,294 649,967
Target Managed
Allocation Fund .... — 33,770 33,770 (456) — (365) 55,896 88,845

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
85
As of February 28, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended February 28, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of February 28, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09,
“Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”).  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended February 28, 2026 were determined to not be significant.
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. Subsequent Event:
On March 17, 2026, the Board, upon recommendation of the Adviser, has approved a change in the name of the Victory Sustainable World
Fund. Effective at the start of business on July 1, 2026 (the "Effective Date"), the Fund will be renamed to Victory World Equity Fund. The
Fund's investment objectives, principal investment strategies, principal risks, ticker symbol and management have not changed. On the Effective
Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name.
Short-Term
Amount
Long-Term
Amount Total
Precious Metals and Minerals Fund ......................................... $ — $ (718,914) $ (718,914)
Amount
Emerging Markets Fund ................................................................................ $ (6,009)
Precious Metals and Minerals Fund ........................................................................ (78,254)
Target Managed Allocation Fund .......................................................................... (27,902)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets Fund ............................... $ 477,675 $ 295,671 $ (37,821) $ 257,850
Global Equity Income Fund ............................ 54,074 26,955 (1,466) 25,489
International Fund ................................... 1,575,629 1,166,640 (98,157) 1,068,483
Precious Metals and Minerals Fund ....................... 319,972 1,241,039 (15,658) 1,225,381
Sustainable World Fund ............................... 967,817 652,879 (39,585) 613,294
Target Managed Allocation Fund ......................... 161,471 60,453 (4,557) 55,896

86
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Emerging
Markets Fund, Victory Global Equity Income Fund, Victory International Fund, Victory Precious Metals and Minerals Fund, Victory Sustainable
World Fund, and Victory Target Managed Allocation Fund (the “Funds”), each a series of Victory Portfolios III, as of February 28, 2026, the
related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2026, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended February 28, 2025, and prior, were audited by other auditors whose report dated April 24, 2025, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 24, 2026

Supplemental Information
February 28, 2026
Victory Portfolios III
87
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended February 28, 2026, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended February 28, 2026, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on February 28, 2026, were as follows:
Percent
Global Equity Income Fund ........................................................................... 51%
Precious Metals and Minerals Fund ...................................................................... 8%
Sustainable World Fund .............................................................................. 65%
Target Managed Allocation Fund ........................................................................ 62%
Amount
Emerging Markets Fund .............................................................................. $ 6,933
Global Equity Income Fund ........................................................................... 486
International Fund .................................................................................. 35,837
Sustainable World Fund .............................................................................. 1,193
Amount
Emerging Markets Fund .............................................................................. $ 32,854
Global Equity Income Fund ........................................................................... 5,866
International Fund .................................................................................. 206,817
Sustainable World Fund .............................................................................. 152,918
Target Managed Allocation Fund ........................................................................ 19,486
Foreign Source Income Foreign Tax Expense
Emerging Markets Fund ...................................................... $ 0.68 $ 0.11
Global Equity Income Fund ................................................... 0.20 0.02
International Fund .......................................................... 0.99 0.09
Precious Metals and Minerals Fund .............................................. 0.56 0.05

Victory Portfolios III
88
(Unaudited)
Supplemental Information — continued
February 28, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Emerging Markets Fund
Victory Global Equity Income Fund
Victory International Fund
Victory Precious Metals & Minerals Fund
Victory Sustainable World Fund
Victory Target Managed Allocation Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds and the Subadvisory Agreements between: (i)
the Adviser and Lazard Asset Management LLC (“Lazard”) with respect to the Victory Emerging Markets Fund and (ii) the Adviser and Wellington
Management Company LLP (“Wellington,” and together with Lazard, the “Subadvisers”) with respect to the Victory International Fund. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement and Subadvisory Agreements were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreements at a
meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreements and the Adviser and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii)
information about the Adviser’s and the Subadvisers’ operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Funds. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the
Funds in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadvisers in providing services to the applicable Funds.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser and the Subadvisers. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadvisers is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser and
Subadvisers in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board took into account that the Adviser’s investment management services include the regular and ongoing oversight of the Subadvisers and the sub-advised portion of the applicable Funds. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
89
(Unaudited)
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadvisers and the Adviser’s timeliness in responding to performance issues. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory Emerging Markets Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board took into account management’s discussion of the Fund’s expenses. The
Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The
Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Global Equity Income Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory International Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares, which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements, was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The Board also took into account that the subadvisory fees under the Subadvisory
Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
Victory Precious Metals & Minerals Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
90
(Unaudited)
expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Sustainable World Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Victory Target Managed Allocation Fund
Among other data, the Board noted that the Fund’s net management fee rate, which includes advisory and administrative services, as well as any fee waivers and reimbursements, was below the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses, which included underlying fund expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory Emerging Markets Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, was below the average of its performance universe for the one-year period ended June 30, 2025, was above its Lipper index for the three- and five-year periods ended June 30, 2025, and was below its Lipper index for the one- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the
Fund’s underperformance for certain periods.
Victory Global Equity Income Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the three- and five-year periods ended June 30, 2025 and was below the average of its performance universe and its Lipper index for the one-year period ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory International Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, was below the average of its performance universe for the one-year period ended June 30, 2025, and was above its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
Victory Precious Metals & Minerals Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2025, was below its Lipper index for the one-year period ended June 30, 2025, and was above its Lipper index for the three-, five- and ten-year periods ended June 30, 2025.
Victory Sustainable World Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2025, was below its Lipper index for the one-year period ended June 30, 2025, and was above its Lipper index for the three-, five- and ten-year periods ended June 30, 2025.
Victory Target Managed Allocation Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-
year period ended June 30, 2025, was above the average of its performance universe for the three- and five-year periods ended June 30, 2025, was below its Lipper index for the one- and three-year periods ended June 30, 2025, and was above its Lipper index for the five-year period ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
91
(Unaudited)
determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the
Trustees noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to certain Funds.
The Trustees also noted that, where applicable, the Adviser pays the Funds’ subadvisory fees. The Trustees reviewed the profitability of the
Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Funds to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the
Adviser. The Board took into account management’s discussion of the Funds’ current advisory fee structure. The Board also considered the fact that the Adviser also pays the applicable Funds’ subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable; (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each
Fund and its shareholders.
SUBADVISORY AGREEMENTS
In approving the Subadvisory Agreements with respect to applicable Funds, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Funds by the Subadvisers, including the personnel providing services; (ii) the Subadvisers’
compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreements. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreements. In approving the Subadvisory Agreements, the Trustees did not identify any single factor as controlling, and each
Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds and the Subadvisers’ level of staffing. The
Trustees considered, based on the materials provided to them by the Subadvisers, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadvisers’ brokerage practices. The Board also considered the Subadvisers’ regulatory and compliance history. The Board also took into account the Subadvisers’ risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadvisers include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadvisers.

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
92
(Unaudited)
Subadviser Compensation – The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to the Subadviser of its relationship with the applicable Fund, the Trustees noted
that the fees under the applicable Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadvisers from their relationship with the Funds was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreements. For similar reasons, the Board concluded that the potential for economies of scale in the Subadvisers’
management of the Funds was not a material factor in considering the Subadvisory Agreements.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the applicable Funds with the fees that the
Subadvisers charge to comparable clients, as applicable. The Board considered that the Funds pay a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadvisers. As noted above, the Board considered each Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2025, as compared to each Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about each Fund’s performance results. The Board also considered the performance of each Subadviser. The
Board noted the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the
Subadvisers. The Board was mindful of the Adviser’s focus on each Subadviser’s performance. The Board also noted each Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding each Subadvisory Agreement: (i) each Subadviser is qualified to manage the applicable Fund’s assets in accordance with its investment objectives and policies; (ii) the overall performance of each applicable Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable; and (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadvisers. Based on its conclusions, the Board determined that approval of the Subadvisory
Agreements with respect to the applicable Funds would be in the best interests of the Funds and their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-GlobEquity0426

February 28, 2026
Annual: Full Financials
Victory Tax Exempt Intermediate-Term Fund
Victory Tax Exempt Long-Term Fund
Victory Tax Exempt Short-Term Fund

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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Tax Exempt Intermediate-Term Fund
2
Victory Tax Exempt Long-Term Fund
27
Victory Tax Exempt Short-Term Fund
42
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
52
Statements of Operations
53
Statements of Changes in Net Assets
54
Financial Highlights
56
Notes to Financial Statements (Form N-CSR Item 7) 65
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 74
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
75
Advisory Contract Approval (Form N-CSR Item 11)
76

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Alabama (4.6%):
Alabama Housing Finance Authority Revenue, Series A, 4.85%, 10/1/50, Continuously
Callable @100 ..................................................... $ 2,290 $ 2,311
Alabama State University Revenue, 5.75%, 9/1/50, Continuously Callable @100 ......... 1,050 1,143
Baldwin County IDA Revenue AMT, Series A, 5.00%, 6/1/55, (Put Date 6/1/32)(a)(b) ...... 1,000 1,031
Black Belt Energy Gas District Revenue
Series A, 5.25%, 1/1/54, (Put Date 10/1/30)(b) .............................. 5,000 5,377
Series A, 5.25%, 5/1/55, (Put Date 9/1/32)(b) ............................... 1,500 1,651
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(b) ............................... 16,750 17,496
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 9,400 9,835
Series C, 5.50%, 10/1/54, (Put Date 6/1/32)(b) .............................. 3,000 3,307
Series C, 5.50%, 11/1/56, (Put Date 8/1/34)(a)(b) ............................ 2,000 2,189
Series D-3, 4.32% ( SOFR+185bps), 6/1/49, (Put Date 2/1/29)(b)(c) ............... 2,500 2,569
Series G, 5.00%, 10/1/35, Continuously Callable @100 ........................ 4,635 5,073
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 3,000 3,155
Energy Southeast A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 1,000 1,092
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 6,180 6,557
Series B, 5.25%, 7/1/54 , (Put Date 6/1/32)(b) ............................... 3,000 3,325
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Series A, 5.00%, 2/1/36, Continuously Callable @100 ......................... 8,000 8,004
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 4,000 4,300
Series A, 5.25%, 1/1/54, (Put Date 7/1/29)(b) ............................... 15,000 15,991
Series A, 5.00%, 1/1/56 , (Put Date 6/1/35)(b) ............................... 9,255 9,731
Series B, 5.25%, 3/1/55, (Put Date 1/1/33)(b) ............................... 2,700 2,920
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100 ........................ 2,000 2,037
Series B1, 4.00%, 6/1/40, Continuously Callable @100 ........................ 2,555 2,582
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/34 ................... 15,000 16,488
The Southeast Alabama Gas Supply District Revenue, Series B, 5.00%, 6/1/49, (Put Date
5/1/32)(b) ........................................................ 3,000 3,262
131,426
Alaska (0.1%):
Alaska Housing Finance Corp. Revenue, Series A, 4.60%, 12/1/48, Continuously Callable
@100 ........................................................... 3,000 2,988
Alaska Railroad Corp. Revenue AMT, 6.00%, 10/1/50, Continuously Callable @100 ....... 1,000 1,090
4,078
Arizona (1.8%):
Arizona IDA Revenue
4.00%, 12/15/41, Continuously Callable @100(a) ............................ 955 830
Series A, 5.10%, 10/1/50, Continuously Callable @100 ........................ 1,000 1,024
Maricopa County & Phoenix IDA Revenue, Series A, 4.65%, 9/1/50, Continuously Callable
@100 ........................................................... 1,985 2,041
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100(a) ............................. 2,000 2,020
4.00%, 7/1/41, Continuously Callable @100(a) ............................. 1,250 1,170
4.25%, 7/1/44, Continuously Callable @100 ............................... 1,000 920
Series D, 5.00%, 12/1/45, Continuously Callable @100 ........................ 1,500 1,587
Sierra Vista IDA Revenue
5.25%, 6/15/38, Continuously Callable @100(a) ............................. 4,845 4,907
5.25%, 6/15/42, Continuously Callable @100(a) ............................. 4,460 4,411
5.00%, 6/15/44, Continuously Callable @100(a) ............................. 2,000 1,855
Tempe IDA Revenue
Series A, 4.00%, 12/1/38, Continuously Callable @102 ........................ 2,690 2,562
Series A, 5.38%, 12/1/46, Continuously Callable @103 ........................ 1,000 1,006
The County of Pima IDA Revenue
4.00%, 4/1/41, Continuously Callable @100 ............................... 1,690 1,669
4.00%, 6/15/41, Continuously Callable @100(a) ............................. 3,500 3,059
Series A, 6.75%, 11/15/42, Continuously Callable @103(a) ..................... 3,000 3,248
Series B2, 5.63%, 11/15/30, Continuously Callable @100(a) .................... 850 850
The County of Yavapai IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100 ........ 1,000 1,012

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
3
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The IDA of the City of Phoenix Arizona Revenue
5.00%, 7/1/34, Continuously Callable @100 ............................... $ 10,215 $ 10,225
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,675 1,677
5.00%, 10/1/36, Continuously Callable @100 ............................... 4,250 4,285
50,358
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,300 1,389
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,134
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,055
4,578
California (1.2%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B, 4.13%, 7/1/41, Continuously Callable @100 ......................... 2,500 2,552
Series B, 4.25%, 7/1/43, Continuously Callable @100 ......................... 3,000 3,044
California Community Choice Financing Authority Revenue, Series B-1, 5.00%, 3/1/36,
Continuously Callable @100 ........................................... 4,000 4,359
California Health Facilities Financing Authority Revenue
Series B, 5.00%, 11/15/38, Continuously Callable @100 ....................... 1,500 1,632
Series B, 5.00%, 11/15/43, Continuously Callable @100 ....................... 1,500 1,592
California School Finance Authority Revenue
4.40%, 12/1/26(a) .................................................. 4,000 4,014
5.00%, 8/1/31, Continuously Callable @100(a) ............................. 450 451
5.00%, 8/1/36, Continuously Callable @100(a) ............................. 1,450 1,451
Series A, 5.00%, 7/1/45, Continuously Callable @100(a) ....................... 1,700 1,735
Cerritos Community College District, GO
Series D, 8/1/27(d) .................................................. 1,000 975
Series D, 8/1/28(d) .................................................. 1,000 958
City of Los Angeles Department of Airports Revenue AMT, Series A, 5.25%, 5/15/50,
Continuously Callable @100 ........................................... 2,500 2,658
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%,
6/1/32, Continuously Callable @100 ..................................... 225 230
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A, 5.00%, 4/1/36, Continuously Callable @100 ......................... 420 430
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 5.25%, 5/1/49, Continuously Callable @100 .................... 1,000 1,069
The El Camino Community College District Foundation, GO, Series C, 8/1/28(d) ......... 5,500 5,270
University of California Revenue, Series AL-2, 0.70%, 5/15/48, Callable 4/1/26 @ 100(e) ... 1,960 1,960
34,380
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
4.25%, 7/1/43, Continuously Callable @100 ............................... 3,000 2,922
Series A-1, 6.50%, 2/1/45, Continuously Callable @100(a) ..................... 3,000 3,175
Colorado Health Facilities Authority Revenue
5.00%, 11/1/41, Continuously Callable @100 ............................... 2,500 2,715
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 1,000 1,021
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,250 1,275
Series A, 4.00%, 11/1/39, Continuously Callable @100 ........................ 3,500 3,502
Series A, 4.00%, 12/1/40, Continuously Callable @103 ........................ 2,000 1,982
Series A, 5.25%, 5/15/48, Continuously Callable @103 ........................ 1,000 1,026
Series A, 4.00%, 8/1/49, Continuously Callable @100 ......................... 9,715 8,644
Series A, 5.13%, 12/1/50, Continuously Callable @103 ........................ 1,515 1,522
Colorado State University Research Foundation Revenue, Series A, 5.25%, 3/1/45,
Continuously Callable @100(a) ......................................... 1,000 1,013
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100(a) ...................... 7,355 7,479
Series A, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,250 1,244
Series A, 4.00%, 12/1/38, Continuously Callable @100 ........................ 1,250 1,218
Series A, 4.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 969
Gunnison County Housing Authority Revenue, 5.13%, 6/1/50, Continuously Callable @100 . 2,000 2,066
41,773

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
4
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut (1.6%):
City of Ansonia Certificates of Participation, 4.75%, 12/1/45, Continuously Callable @100 .. $ 3,000 $ 3,064
City of New Haven, GO, Series A, 5.50%, 8/1/36, Continuously Callable @100 .......... 1,810 1,913
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100 ........................ 400 412
Series B, 5.00%, 11/1/37, Continuously Callable @100 ........................ 350 366
Connecticut Housing Finance Authority Revenue, Series A-1, 4.65%, 11/15/51, Continuously
Callable @100 ..................................................... 3,000 3,018
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,950 2,002
5.00%, 7/1/34, Continuously Callable @100 ............................... 725 742
5.00%, 7/1/35, Continuously Callable @100 ............................... 1,170 1,195
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,125 1,148
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,275 1,299
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,100
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 2,000 2,023
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 7,000 7,009
Series A, 4.00%, 7/1/39, Continuously Callable @100 ......................... 2,000 2,031
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 2,400 2,428
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously
Callable @100(a) ................................................... 7,000 7,164
Stamford Housing Authority Revenue, Series C, 4.75%, 10/1/32 ..................... 1,500 1,560
State of Connecticut, GO, Series A, 4.00%, 4/15/37, Continuously Callable @100 ......... 1,825 1,868
The Metropolitan District, GO, 4.00%, 7/15/37, Continuously Callable @100 ............ 1,000 1,033
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30,
Continuously Callable @100 ........................................... 1,200 1,275
44,651
Delaware (0.1%):
Delaware State Housing Authority Revenue
Series A, 4.65%, 7/1/50, Continuously Callable @100 ......................... 490 495
Series B, 5.00%, 7/1/50, Continuously Callable @100 ......................... 990 1,017
1,512
District of Columbia (0.3%):
Deutsche Bank Spears/Lifers Trust Local Revenue, Series 8178, 1.40%, 5/1/30(a)(e) ....... 1,700 1,700
District of Columbia Revenue
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 999
5.00%, 7/1/39, Continuously Callable @100 ............................... 800 824
Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00%, 10/1/50,
Continuously Callable @100 ........................................... 500 515
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B, 4.00%, 10/1/35, Continuously Callable @100 ........................ 1,000 1,023
Series B, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,250 1,274
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,000 1,008
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,250 1,272
Series A, 4.00%, 10/1/39, Continuously Callable @100 ........................ 500 508
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 750 758
9,881
Florida (8.0%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable
@103 ........................................................... 700 675
Capital Projects Finance Authority Revenue
5.00%, 11/1/42, Continuously Callable @100 ............................... 1,000 1,024
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 1,014
Series A-1, 5.00%, 6/1/49, Continuously Callable @100(a) ..................... 750 701
Capital Trust Agency, Inc. Revenue, 6.00%, 5/1/43, Continuously Callable @100(a) ....... 3,710 3,844
Capital Trust Authority Revenue
Series A, 4.75%, 12/1/42, Continuously Callable @100 ........................ 500 512
Series A, 5.00%, 12/15/44, Continuously Callable @100 ....................... 2,000 1,891
Series A, 5.25%, 7/1/50, Continuously Callable @100(a) ....................... 600 595
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100 ............................... 1,485 1,500

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
5
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.00%, 10/1/36, Continuously Callable @100 ............................... $ 1,400 $ 1,411
4.00%, 10/1/37, Continuously Callable @100 ............................... 3,000 3,019
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103 ............................... 3,345 3,179
4.00%, 9/1/40, Continuously Callable @103 ............................... 2,500 2,344
Series A, 4.00%, 9/1/36, Continuously Callable @103 ......................... 1,050 1,050
Series A, 4.00%, 9/1/41, Continuously Callable @103 ......................... 1,215 1,157
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100 ............................... 3,195 3,209
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,000 2,009
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,785 2,797
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100 .. 1,000 1,007
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80(d) ............................. 700 483
Series A, 9/1/37, Continuously Callable @77(d) ............................. 700 461
Series A, 9/1/38, Continuously Callable @74(d) ............................. 850 534
Series A, 9/1/39, Continuously Callable @71(d) ............................. 700 419
Series A, 9/1/40, Continuously Callable @67(d) ............................. 850 483
Series B, 4.00%, 7/1/38, Continuously Callable @100 ......................... 350 358
Series B, 4.00%, 7/1/39, Continuously Callable @100 ......................... 700 712
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
4.00%, 5/1/33 ..................................................... 3,470 3,677
4.35%, 5/1/38, Continuously Callable @100 ............................... 7,900 8,480
County of Broward Airport System Revenue AMT
Series A, 4.00%, 10/1/44, Continuously Callable @100 ........................ 4,395 4,177
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 8,330 7,596
County of Broward Port Facilities Revenue AMT
Series B, 4.00%, 9/1/44, Continuously Callable @100 ......................... 7,345 6,898
Series B, 4.00%, 9/1/49, Continuously Callable @100 ......................... 5,380 4,748
County of Broward Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100 ............................... 7,000 7,221
4.00%, 9/1/40, Continuously Callable @100 ............................... 9,300 9,523
4.00%, 9/1/41, Continuously Callable @100 ............................... 6,975 7,096
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT, Series A, 5.25%,
9/1/50, Continuously Callable @100 ..................................... 2,000 2,088
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100 ........... 4,000 4,005
County of Lee Airport Revenue AMT, 5.25%, 10/1/49, Continuously Callable @100 ....... 3,800 3,980
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/37, Continuously Callable @100 ........................ 4,970 5,084
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 5,230 5,333
County of Miami-Dade Aviation Revenue AMT, Series A, 5.25%, 10/1/50, Continuously
Callable @100 ..................................................... 3,000 3,166
County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 210 214
County of Okaloosa Revenue, 5.50%, 5/15/45, Continuously Callable @103(a) ........... 1,000 1,048
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5.50%, 9/1/41, Continuously Callable @100 ............................... 750 839
5.50%, 9/1/42, Continuously Callable @100 ............................... 1,000 1,111
5.50%, 9/1/43, Continuously Callable @100 ............................... 750 831
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/35, Continuously Callable @100 ............................... 3,100 3,286
5.00%, 8/15/40, Continuously Callable @100 ............................... 2,900 3,007
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100 .............................. 5,260 5,358
5.00%, 2/1/40, Continuously Callable @100 ............................... 2,845 2,895
5.00%, 8/1/43, Continuously Callable @100 ............................... 1,500 1,605
5.00%, 8/1/44, Continuously Callable @100 ............................... 1,500 1,585
Series A, 5.00%, 6/15/35, Continuously Callable @100 ........................ 1,000 1,015
Series A, 5.00%, 6/15/40, Continuously Callable @100 ........................ 1,650 1,675
Series A, 5.00%, 6/15/42, Continuously Callable @100 ........................ 2,250 2,284
Series A, 6.13%, 6/15/50, Continuously Callable @101(a) ...................... 1,000 1,008

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
6
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Florida Higher Educational Facilities Financing Authority Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... $ 1,250 $ 1,311
5.00%, 10/1/36, Continuously Callable @100 ............................... 1,000 1,046
4.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 1,000
4.00%, 10/1/38, Continuously Callable @100 ............................... 750 741
5.00%, 3/1/39, Continuously Callable @100 ............................... 7,055 5,920
4.00%, 10/1/39, Continuously Callable @100 ............................... 800 778
4.00%, 12/1/49, Continuously Callable @100 ............................... 1,000 912
Florida Housing Finance Corp. Revenue, Series 3, 5.05%, 7/1/50, Continuously Callable @100 825 845
Florida Local Government Finance Commission Revenue
Series B-2, 4.45%, 11/15/31, Continuously Callable @100(a) ................... 1,500 1,519
Series B-3, 4.20%, 11/15/30, Continuously Callable @100(a) ................... 1,500 1,528
Greater Orlando Aviation Authority Revenue AMT, 5.50%, 11/1/37, Continuously Callable
@100 ........................................................... 1,000 1,089
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/36, Continuously Callable @100 .... 2,750 2,761
Hillsborough County Aviation Authority Revenue AMT, Series B, 5.50%, 10/1/49,
Continuously Callable @100 ........................................... 1,000 1,069
Lee County IDA Revenue
5.00%, 11/15/39, Continuously Callable @103 .............................. 1,500 1,542
Series 2019A-1, 4.00%, 4/1/37, Continuously Callable @100 ................... 5,000 5,069
Series A, 5.25%, 11/15/44, Continuously Callable @100 ....................... 2,525 2,645
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100 ......................... 10,000 10,019
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 7,000 7,013
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,002
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,610 1,613
Series A, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,255 1,257
Series A, 5.00%, 7/1/32, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 2,000 2,003
Series B, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,004
Series B, 5.00%, 7/1/31, Continuously Callable @100 ......................... 2,000 2,003
Miami-Dade County Housing Finance Authority Revenue, Series A, 4.88%, 3/1/46 ........ 1,250 1,272
Northern Palm Beach County Improvement District Special Assessment, 4.00%, 8/1/46,
Continuously Callable @100 ........................................... 3,000 2,805
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 3,695 3,512
Palm Beach County Health Facilities Authority Revenue
4.00%, 8/15/49, Continuously Callable @100 ............................... 6,050 5,557
5.75%, 11/1/50, Continuously Callable @100 ............................... 1,000 1,057
Series A, 5.00%, 11/1/39, Continuously Callable @100 ........................ 1,150 1,209
Series A, 5.00%, 11/1/42, Continuously Callable @100 ........................ 850 874
Series B, 4.00%, 11/15/41, Continuously Callable @103 ....................... 250 245
Series B, 5.00%, 11/15/49, Continuously Callable @103 ....................... 3,000 3,025
Pinellas County IDA Revenue, 5.00%, 7/1/29 ................................... 600 613
228,085
Georgia (2.1%):
Development Authority of Appling County Revenue, Series GA, 1.05%, 9/1/41, Continuously
Callable @100(e) ................................................... 2,000 2,000
Gainesville & Hall County Development Authority Revenue, 5.63%, 6/1/50, Continuously
Callable @100 ..................................................... 2,795 2,902
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable
@100 ........................................................... 1,000 1,012
Georgia Housing & Finance Authority Revenue
Series A, 4.65%, 12/1/50, Continuously Callable @100 ........................ 5,000 5,027
Series C, 5.05%, 12/1/45, Continuously Callable @100 ........................ 1,750 1,816
Series C, 4.55%, 12/1/49, Continuously Callable @100 ........................ 5,000 4,988
Series E, 5.13%, 12/1/45, Continuously Callable @100 ........................ 2,145 2,273
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 1,840 1,843
4.00%, 8/1/37, Continuously Callable @100 ............................... 1,500 1,486
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/37 ............................................. 3,500 3,860

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
7
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 5/15/38 ............................................. $ 2,500 $ 2,765
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(b) .............................. 6,000 6,472
Series E-2, 4.18% (SOFR+170bps), 12/1/53, (Put Date 6/1/31)(b)(c) .............. 5,000 5,165
Savannah Georgia Convention Center Authority Revenue, Series C, 5.50%, 6/1/50,
Continuously Callable @100 ........................................... 250 269
Savannah Hospital Authority Revenue, Series A, 4.00%, 7/1/39, Continuously Callable @100 2,500 2,520
The Burke County Development Authority Revenue, 2.20%, 10/1/32, Continuously Callable
@100 ........................................................... 1,850 1,691
The Development Authority of Burke County Revenue, Series 1, 1.10%, 7/1/49, Continuously
Callable @100(e) ................................................... 5,930 5,930
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.05%, 11/1/52, Continuously Callable @100(e) ............................. 2,585 2,585
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33 , (Put Date
10/1/29)(b) ....................................................... 4,975 4,782
59,386
Guam (0.1%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,500 1,514
Series A, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,017
3,531
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT, Series C, 5.00%, 7/1/45, Continuously
Callable @100 ..................................................... 2,500 2,639
Idaho (0.6%):
Idaho Health Facilities Authority Revenue
Series A, 5.00%, 3/1/35, Continuously Callable @100 ......................... 5,805 6,081
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 7,520 7,873
Idaho Housing & Finance Association Revenue
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 3,000 3,085
Series C, 5.15%, 7/1/45, Continuously Callable @100 ......................... 750 786
17,825
Illinois (13.2%):
Champaign County Community Unit School District No. 4, GO
4.00%, 6/1/34, Continuously Callable @100 ............................... 1,000 1,044
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,290 1,347
4.00%, 6/1/36, Continuously Callable @100 ............................... 1,575 1,641
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.50%, 4/1/43,
Continuously Callable @100 ........................................... 5,000 5,360
Chicago Board of Education, GO
Series A, 12/1/26(d) ................................................. 3,700 3,595
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,700 4,706
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 7,965 7,886
Series A, 5.75%, 12/1/50, Continuously Callable @100 ........................ 2,855 2,908
Series B, 4.00%, 12/1/40, Continuously Callable @100 ........................ 21,900 20,010
Series B, 4.00%, 12/1/41, Continuously Callable @100 ........................ 8,710 7,921
Series B, 6.00%, 12/1/44, Continuously Callable @100 ........................ 1,000 1,059
Series C, 6.00%, 12/1/44, Continuously Callable @100 ........................ 3,670 3,886
Chicago O'Hare International Airport Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... 2,000 2,066
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 1,000 1,022
Chicago O'Hare International Airport Revenue AMT
Series A, 5.25%, 1/1/48, Continuously Callable @100 ......................... 12,500 13,095
Series C, 5.25%, 1/1/45, Continuously Callable @100 ......................... 1,600 1,715
Series E, 5.50%, 1/1/48, Continuously Callable @100 ......................... 3,000 3,223
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100 ....................... 1,200 1,254
Series F-2, 4.00% , 1/1/36, Continuously Callable @100 ....................... 1,300 1,330
Series F-2, 5.00%, 1/1/37, Continuously Callable @100 ....................... 2,000 2,153
Series F-2, 4.00%, 1/1/38, Continuously Callable @100 ....................... 1,750 1,786
Series F-2, 5.00%, 1/1/39, Continuously Callable @100 ....................... 1,500 1,599
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,191
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/49,
Continuously Callable @100 ........................................... 5,005 4,486

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
8
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.), Series A, 4.00%, 12/1/50, Continuously Callable @100 ............ $ 6,385 $ 5,886
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.50%, 3/1/43,
Continuously Callable @100 ........................................... 1,000 1,009
City of Chicago Lakeshore East Special Assessment
3.04%, 12/1/28(a) .................................................. 270 265
3.20%, 12/1/29(a) .................................................. 325 318
3.29%, 12/1/30(a) .................................................. 350 341
3.38%, 12/1/31(a) .................................................. 373 363
3.45%, 12/1/32(a) .................................................. 300 291
City of Chicago Wastewater Transmission Revenue, Series B, 5.00%, 1/1/35, Continuously
Callable @100 ..................................................... 8,000 8,141
City of Chicago Waterworks Revenue, 5.00%, 11/1/36, Continuously Callable @100 ....... 2,665 2,740
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100 ............................... 2,105 2,184
5.25%, 11/1/35, Continuously Callable @100 ............................... 1,635 1,691
City of Chicago, GO
Series A, 5 .00%, 1/1/45, Continuously Callable @100 ......................... 3,800 3,814
Series A, 5.50%, 1/1/49, Continuously Callable @100 ......................... 605 609
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 3,330 3,496
Series F, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 1,049
City of Galesburg Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,125 1,085
Series A, 4.00%, 10/1/41, Continuously Callable @100 ........................ 1,475 1,316
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100 ................. 8,500 8,515
Cook County Community College District No. 508, GO, 5.00%, 12/1/43, Continuously
Callable @100 ..................................................... 1,650 1,760
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100 .............................. 3,750 3,832
5.00%, 11/15/36, Continuously Callable @100 .............................. 5,000 5,157
Illinois Educational Facilities Authority Revenue
3.90%, 11/1/36, Continuously Callable @102 ............................... 2,220 2,276
4.00%, 11/1/36, Continuously Callable @102 ............................... 9,750 10,049
4.45%, 11/1/36, Continuously Callable @102 ............................... 4,500 4,596
Illinois Finance Authority Revenue
0.00%, 2/15/27(f) ................................................... 6,822 205
0.00%, 5/15/31, Continuously Callable @100(f) ............................. 565 24
5.00%, 12/1/34, Continuously Callable @100 ............................... 3,500 3,520
5.00%, 10/1/35, Continuously Callable @100 ............................... 600 649
4.00%, 12/1/35, Continuously Callable @100 ............................... 5,000 5,016
0.00%, 5/15/36, Continuously Callable @100(f) ............................. 422 18
4.00%, 12/1/36, Continuously Callable @100 ............................... 3,000 3,010
5.00%, 10/1/37, Continuously Callable @100 ............................... 700 751
2.45%, 10/1/39, (Put Date 10/1/29)(b) .................................... 14,000 13,698
5.00%, 10/1/39, Continuously Callable @100 ............................... 700 747
4 .00%, 10/1/40, Continuously Callable @100 ............................... 1,000 975
5.75%, 10/1/45, Continuously Callable @100(a) ............................. 2,235 2,239
Series 2026-A, 5.38%, 11/1/50, Continuously Callable @103 ................... 1,000 1,008
Series A, 4.00%, 5/15/27 ............................................. 1,270 1,278
Series A, 5.00%, 5/15/30, Continuously Callable @100 ........................ 1,000 1,001
Series A, 4.00%, 10/1/31, Continuously Callable @100 ........................ 1,000 1,006
Series A, 4.00%, 10/1/32, Continuously Callable @100 ........................ 1,000 1,006
Series A, 4.00%, 10/1/34, Continuously Callable @100 ........................ 1,000 1,005
Series A, 5.00%, 11/15/34, Continuously Callable @100 ....................... 3,700 3,714
Series A, 5.00%, 5/15/35, Continuously Callable @100 ........................ 1,100 1,101
Series A, 5.00%, 11/15/35, Continuously Callable @100 ....................... 3,000 3,004
Series A, 5.00%, 2/15/37, Continuously Callable @100 ........................ 1,000 1,017
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,850 1,809
Series A, 4.00%, 8/1/40, Continuously Callable @100 ......................... 3,780 3,642
Series A, 4.00%, 8/1/41, Continuously Callable @100 ......................... 1,935 1,834
Series A, 4.00%, 8/1/43, Continuously Callable @100 ......................... 2,105 1,927
Series A, 4.00%, 7/15/47, Continuously Callable @100 ........................ 6,500 5,898
Series B, 5.00%, 10/1/44, Continuously Callable @100(a) ...................... 750 751

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
9
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series C, 4.00%, 2/15/36, Continuously Callable @100 ........................ $ 3,640 $ 3,659
Series R, 5.40%, 4/1/27, Continuously Callable @100 ......................... 760 761
Illinois Housing Development Authority Revenue
Series A, 4.88%, 4/1/50, Continuously Callable @100 ......................... 2,000 2,022
Series A, 4.90%, 4/1/51, Continuously Callable @100 ......................... 2,405 2,435
Series I, 4.63%, 4/1/50, Continuously Callable @100 ......................... 3,000 2,986
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 5,870 5,883
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 5,600 5,613
Madison County Community Unit School District No. 7, GO (INS - Build America Mutual
Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,210 1,212
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,250 1,252
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100 ........................ 1,000 1,012
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 2,000 2,024
Series A, 5.00%, 11/1/33, Continuously Callable @100 ........................ 750 758
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100 ............................... 2,000 2,080
4.00%, 12/15/42, Continuously Callable @100 .............................. 8,000 7,837
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 6/15/26(d) ................................................. 5,000 4,957
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 1,800 1,818
Series A, 4.00%, 12/1/32, Continuously Callable @100 ........................ 2,100 2,117
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 4,000 4,029
Series A, 4.00%, 12/1/35, Continuously Callable @100 ........................ 5,000 5,033
Northern Illinois University Certificates of Participation, 4.25%, 4/1/44, Continuously Callable
@100 ........................................................... 1,000 969
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100 ............................... 1,300 1,252
Series B, 4.00%, 4/1/35, Continuously Callable @100 ......................... 1,200 1,239
Series B, 4.00%, 4/1/39, Continuously Callable @100 ......................... 1,375 1,382
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 23,160 23,620
Series A, 4.00%, 7/1/35, Continuously Callable @100 ......................... 11,650 11,881
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 5,060 5,132
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,750 1,775
State of Illinois, GO, Series B, 5.25%, 5/1/43, Continuously Callable @100 ............. 2,500 2,669
The Board of Trustees of the University of Illinois Revenue, Series A, 4.00%, 4/1/33,
Continuously Callable @100 ........................................... 12,475 12,489
The Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100 1,025 1,078
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100 ............................... 3,000 3,005
5.25%, 6/15/31, Continuously Callable @100 ............................... 5,000 5,064
5.25%, 6/15/32, Continuously Callable @100 ............................... 5,000 5,056
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/30, Continuously Callable @100 ......................... 1,500 1,555
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 2,400 2,484
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 2,350 2,429
Series A, 5.00%, 1/1/38, Continuously Callable @100 ......................... 1,500 1,546
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/26 2,110 2,149
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.), 4.00%, 3/1/36, Continuously Callable @100 .......................... 1,250 1,251
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.), 4.00%, 1/1/34, Continuously Callable @100 ........... 650 670
375,102
Indiana (3.3%):
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100 ............................... 1,165 1,209
5.00%, 7/15/34, Continuously Callable @100 ............................... 1,000 1,036

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
10
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 7/15/35, Continuously Callable @100 ............................... $ 1,250 $ 1,293
5.00%, 7/15/38, Continuously Callable @100 ............................... 3,000 3,100
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97(d) ................................... 740 640
7/15/30, Continuously Callable @96(d) ................................... 750 636
7/15/31, Continuously Callable @93(d) ................................... 1,490 1,213
7/15/32, Continuously Callable @91(d) ................................... 1,400 1,092
Indiana Finance Authority Revenue
1.40%, 8/1/29, Continuously Callable @100 ............................... 7,000 6,527
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,250 1,264
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,500 1,517
5.00%, 11/15/33, Continuously Callable @103 .............................. 2,000 2,061
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,210 1,209
4.00%, 4/1/36, Continuously Callable @100 ............................... 1,255 1,255
4.00%, 7/1/36, Continuously Callable @100 ............................... 3,660 3,679
4.00%, 4/1/37, Continuously Callable @100 ............................... 1,310 1,293
4.00%, 4/1/38, Continuously Callable @100 ............................... 2,045 1,998
4.00%, 7/1/38, Continuously Callable @100 ............................... 4,030 4,009
5.00% , 11/15/38, Continuously Callable @103 .............................. 3,000 3,049
4.00%, 4/1/39, Continuously Callable @100 ............................... 1,625 1,570
4.00%, 7/1/39, Continuously Callable @100 ............................... 3,605 3,586
4.00%, 4/1/40, Continuously Callable @100 ............................... 2,215 2,110
4.00%, 4/1/41, Continuously Callable @100 ............................... 2,305 2,121
4.00%, 4/1/42, Continuously Callable @100 ............................... 2,400 2,194
4.25%, 3/1/49, Continuously Callable @100 ............................... 1,625 1,508
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 2,240 2,363
Series A, 4.00%, 11/15/41, Continuously Callable @103 ....................... 8,400 8,143
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 11,240 11,649
Series A, 5.00%, 6/1/43, Continuously Callable @100 ......................... 855 892
Series A, 4.00%, 11/15/43, Continuously Callable @100 ....................... 1,505 1,372
Series A, 4.25%, 7/1/44, Continuously Callable @100 ......................... 1,965 1,868
Indiana Housing & Community Development Authority Revenue
Series A-1, 4.65%, 7/1/50, Continuously Callable @100 ....................... 2,500 2,475
Series B-1, 5.00%, 7/1/50, Continuously Callable @100 ....................... 1,500 1,531
Series D-1, 4.70%, 7/1/49, Continuously Callable @100 ....................... 1,500 1,497
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/35, Continuously Callable @100 6,500 6,506
Terre Haute Sanitary District Revenue, 4.38%, 1/1/49, Continuously Callable @100 ....... 5,000 4,785
94,250
Iowa (0.9%):
Iowa Finance Authority Revenue
Series A, 4.70%, 7/1/50, Continuously Callable @100 ......................... 3,000 3,013
Series E, 4.00%, 8/15/35, Continuously Callable @100 ........................ 5,425 5,428
Series E, 4.00%, 8/15/36, Continuously Callable @100 ........................ 15,105 15,111
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable @100 1,500 1,522
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100 ....................... 270 272
Series A-2, 4.00%, 6/1/39, Continuously Callable @100 ....................... 300 301
Series A-2, 4.00%, 6/1/40, Continuously Callable @100 ....................... 200 199
25,846
Kansas (0.1%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103 ........ 1,640 1,550
Kentucky (1.9%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100 ............................... 470 482
4.00%, 2/1/37, Continuously Callable @100 ............................... 1,115 1,129
Series A, 4.00%, 2/1/36, Continuously Callable @100 ......................... 2,410 2,411
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100 ............... 15,000 15,161
Kenton County Airport Board Revenue AMT, Series A, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 5,000 5,181
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/26 ............................................. 1,485 1,484
Series A, 5.00%, 5/15/31, Continuously Callable @100 ........................ 3,205 3,139
Series B, 5.00%, 8/15/41, Continuously Callable @100 ........................ 480 493

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
11
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) .... $ 7,000 $ 7,000
Kentucky Public Energy Authority Revenue
Series A-2, 3.68% (SOFR+120bps), 8/1/52 , (Put Date 8/1/30)(b)(c) ............... 7,500 7,520
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,815 1,933
Series C, 5.00%, 5/1/36, Continuously Callable @100 ......................... 5,000 5,498
Kentucky State Property & Building Commission Revenue
Series A, 4.00%, 11/1/36, Continuously Callable @100 ........................ 2,000 2,069
Series A, 4.00%, 11/1/38, Continuously Callable @100 ........................ 500 511
54,011
Louisiana (2.9%):
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,000 1,046
Series C, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,090
Louisiana Housing Corp. Revenue, Series A, 4.60%, 12/1/50, Continuously Callable @100 .. 1,000 999
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50%, 11/1/32, Continuously Callable @100 ....................... 10,000 10,000
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100 ............................... 8,940 8,948
5.00%, 5/15/34, Continuously Callable @100 ............................... 2,975 3,037
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100 ............................... 25 25
5.00%, 7/1/34, Continuously Callable @100 ............................... 13,465 13,476
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100 ............................... 35 35
4.00%, 5/15/35, Continuously Callable @100 ............................... 3,465 3,472
5.00%, 5/15/35, Continuously Callable @100 ............................... 2,000 2,035
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100 ............................... 15 15
4.00% , 5/15/36, Continuously Callable @100 ............................... 1,485 1,489
5.00%, 5/15/36, Continuously Callable @100 ............................... 1,560 1,584
5.00%, 10/1/43, Continuously Callable @100 ............................... 640 649
5.25%, 10/1/48, Continuously Callable @100 ............................... 1,195 1,205
Series A, 4.00%, 12/15/32, Continuously Callable @100 ....................... 2,430 2,455
Series A, 4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100 ...................... 305 310
Series A, 4.00%, 12/15/33, Continuously Callable @100 ....................... 3,095 3,119
Series A, 5.25%, 5/15/50, Continuously Callable @100 ........................ 2,000 2,101
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100 ......................... 1,000 1,004
Series A, 4.00%, 7/1/32, Continuously Callable @100 ......................... 1,000 1,004
Series A, 4.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,004
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
10/1/37, Continuously Callable @100 .................................... 2,000 2,111
New Orleans Aviation Board Revenue AMT, Series C-2, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 3,000 3,118
Port New Orleans Board of Commissioners Revenue AMT, Series B, 5.50%, 4/1/51,
Continuously Callable @100 ........................................... 2,500 2,647
St. John the Baptist Parish School District No. 1, GO, 5.25%, 3/1/43, Continuously Callable
@100 ........................................................... 5,000 5,393
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100 ............................... 2,375 2,401
4 .00%, 2/1/39, Continuously Callable @100 ............................... 2,330 2,347
4.00%, 2/1/41, Continuously Callable @100 ............................... 1,500 1,491
4.00%, 2/1/42, Continuously Callable @100 ............................... 1,500 1,469
82,079
Maine (0.2%):
Maine State Housing Authority Revenue
Series A, 4.65%, 11/15/50, Continuously Callable @100 ....................... 2,500 2,489
Series C, 5.10%, 11/15/45, Continuously Callable @100 ....................... 2,000 2,088
4,577
Maryland (1.9%):
City of Gaithersburg Revenue
Series A, 5.00%, 1/1/33, Continuously Callable @102 ......................... 3,000 3,063
Series A, 5.00%, 1/1/36, Continuously Callable @102 ......................... 1,000 1,021
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously
Callable @100 ..................................................... 3,000 2,852

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
12
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland Economic Development Corp. Revenue
5.00%, 10/1/50, Continuously Callable @100 ............................... $ 4,000 $ 4,146
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,250 1,317
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,052
Series A, 5.00%, 6/1/32, Continuously Callable @100 ......................... 1,000 1,050
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,000 2,077
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/31, Continuously Callable @100 ............................... 3,190 3,272
5.00%, 7/1/32, Continuously Callable @100 ............................... 6,505 6,668
5.00%, 7/1/34, Continuously Callable @100 ............................... 2,500 2,556
4.00%, 1/1/38, Continuously Callable @100 ............................... 865 847
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,500 1,521
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,585 1,596
4.00%, 7/1/40, Continuously Callable @100 ............................... 1,645 1,646
5.25%, 7/1/50, Continuously Callable @100 ............................... 2,000 2,109
Series A, 5.50%, 1/1/29, Continuously Callable @100 ......................... 1,415 1,442
Series A, 5.50%, 1/1/30, Continuously Callable @100 ......................... 1,750 1,782
Series A, 5.50%, 1/1/31, Continuously Callable @100 ......................... 1,585 1,622
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,006
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,006
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 1,310 1,318
Series A, 5.50%, 1/1/36, Continuously Callable @100 ......................... 5,000 5,063
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 1,000 1,005
State of Maryland Department of Transportation Revenue AMT, Series A, 5.25%, 8/1/49,
Continuously Callable @100 ........................................... 2,000 2,093
53,130
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,250 1,264
5.00%, 4/15/33, Continuously Callable @100 ............................... 2,155 2,156
5.00%, 7/1/33, Continuously Callable @100 ............................... 1,250 1,264
5.00%, 7/1/34, Continuously Callable @100 ............................... 1,000 1,009
5.00%, 7/1/36, Continuously Callable @100 ............................... 895 918
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,215 1,247
5.00%, 7/1/37, Continuously Callable @100 ............................... 800 854
5.00%, 10/1/37, Continuously Callable @102(a) ............................. 1,000 1,007
5.00%, 7/1/38, Continuously Callable @100 ............................... 600 641
5.00%, 7/1/38, Continuously Callable @100 ............................... 335 343
4.00%, 9/1/41, Continuously Callable @100 ............................... 1,010 985
6.00%, 9/1/45, Continuously Callable @100 ............................... 500 551
5.25%, 7/1/50, Continuously Callable @103 ............................... 1,000 1,017
6.00%, 7/1/50, Continuously Callable @100 ............................... 1,120 1,194
6.00%, 9/1/50, Continuously Callable @100 ............................... 500 536
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 450 455
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 645 652
Series A, 5.00%, 1/1/33, Continuously Callable @100 ......................... 535 540
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 700 706
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 735 741
Series A, 5.00%, 1/1/36, Continuously Callable @100 ......................... 1,000 1,007
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,000 2,045
Series A, 5.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 1,023
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 2,250 2,281
Series A, 5.00%, 7/1/44, Continuously Callable @100(a) ....................... 1,000 1,009
Series A, 6.00%, 10/1/49, Continuously Callable @100 ........................ 1,275 1,379
Series A, 5.50%, 8/15/50, Continuously Callable @100 ........................ 1,000 1,049
Series B, 4.00%, 6/1/35, Continuously Callable @100 ......................... 2,300 2,169
Series B, 4.00%, 6/1/41, Continuously Callable @100 ......................... 2,750 2,377
Series E, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,105 2,112
Series F, 5.50%, 10/1/45, Continuously Callable @100 ........................ 1,000 1,062
Series I, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,012
Series I, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,675 1,687
Series J2, 5.00%, 7/1/43, Continuously Callable @100 ........................ 10,000 10,252

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
13
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Massachusetts Housing Finance Agency Revenue, Series 242, 4.75%, 12/1/50, Continuously
Callable @100 ..................................................... $ 2,000 $ 2,021
51,565
Michigan (2.4%):
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,525 2,595
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,620 2,681
4.00%, 7/1/34, Continuously Callable @100 ............................... 2,730 2,784
4.00%, 7/1/35, Continuously Callable @100 ............................... 1,635 1,658
4.00% , 7/1/38, Continuously Callable @100 ............................... 1,855 1,836
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32,
Continuously Callable @100 ........................................... 13,560 13,622
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100 ............................... 2,775 2,787
5.00%, 5/1/33, Continuously Callable @100 ............................... 2,875 2,887
5.00%, 5/1/34, Continuously Callable @100 ............................... 2,965 2,978
5.00%, 5/1/35, Continuously Callable @100 ............................... 3,065 3,078
5.00%, 5/1/36, Continuously Callable @100 ............................... 2,770 2,782
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100 ............................... 1,000 1,060
5.00%, 11/1/35, Continuously Callable @100 ............................... 1,000 1,059
4.00%, 11/15/35, Continuously Callable @100 .............................. 6,000 6,035
5.00%, 11/1/36, Continuously Callable @100 ............................... 1,000 1,059
4 .00%, 11/15/36, Continuously Callable @100 .............................. 1,000 1,002
5.00%, 11/1/37, Continuously Callable @100 ............................... 1,250 1,324
4.00%, 12/1/41, Continuously Callable @100 ............................... 2,125 1,251
5.38%, 11/1/43, Continuously Callable @100 ............................... 3,530 3,684
Michigan State Housing Development Authority Revenue
Series A, 4.95%, 12/1/50, Continuously Callable @100 ........................ 2,000 2,016
Series A-1, 5.15%, 10/1/45, Continuously Callable @100 ...................... 2,000 2,115
Series C, 5.00%, 6/1/46, Continuously Callable @100 ......................... 1,500 1,536
Series D, 4.45%, 12/1/49, Continuously Callable @100 ........................ 3,500 3,314
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103 ......... 2,870 2,507
67,650
Minnesota (0.3%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100 ..... 5,000 5,185
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT, Series B, 5.25%,
1/1/44, Continuously Callable @100 ..................................... 3,000 3,265
8,450
Mississippi (0.9%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 6,000 6,004
Mississippi Business Finance Corp. Revenue AMT, Series A, 4.38%, 2/1/48, (Put Date 8/2/27)
(a)(b) ........................................................... 2,750 2,766
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
9/1/30, Continuously Callable @100 ..................................... 3,995 4,024
Mississippi Home Corp. Revenue, Series A, 4.90%, 12/1/50, Continuously Callable @100 ... 3,000 3,061
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... 2,240 2,303
Series A, 4.00%, 1/1/37, Continuously Callable @100 ......................... 2,260 2,306
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,850 1,871
Series A, 4.00%, 1/1/40, Continuously Callable @100 ......................... 2,675 2,693
25,028
Missouri (1.7%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100 ............................... 500 510
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 762
4.00%, 3/1/41, Continuously Callable @100 ............................... 750 756
Series A, 6.00%, 3/1/33, Continuously Callable @100 ......................... 1,620 1,623
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32, Continuously Callable @103(f) ............................. 469 20
0.00%, 5/15/36, Continuously Callable @103(f) ............................. 1,377 59
Series A, 5.00%, 2/1/29, Continuously Callable @102 ......................... 800 817
Series A, 5.00%, 2/1/34, Continuously Callable @102 ......................... 2,000 2,042

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
14
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... $ 1,000 $ 1,001
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 4,215 4,221
Missouri Housing Development Commission Revenue
Series A, 4.63%, 11/1/50, Continuously Callable @100 ........................ 4,555 4,573
Series C, 4.95%, 11/1/50, Continuously Callable @100 ........................ 3,000 3,071
Series D, 5.05%, 11/1/45, Continuously Callable @100 ........................ 2,000 2,107
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series
A-R, 2.90%, 9/1/33, Continuously Callable @102 ........................... 25,000 23,789
St. Louis County IDA Revenue, Series A, 5.50%, 9/1/33, Continuously Callable @100 ..... 2,315 2,317
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @100 ..... 1,640 1,643
49,311
Montana (0.0%):(g)
Montana Board of Housing Revenue, Series A, 4.85%, 12/1/50, Continuously Callable @100 1,400 1,417
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/37 ...................... 3,210 3,543
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S, 4.00%, 1/1/35, Continuously Callable @102 ......................... 795 809
Series S, 4.00%, 1/1/36, Continuously Callable @102 ......................... 1,240 1,248
Series S, 4.00%, 1/1/38, Continuously Callable @102 ......................... 2,595 2,618
Series S, 4.00%, 1/1/39, Continuously Callable @102 ......................... 1,800 1,811
Nebraska Investment Finance Authority Revenue
Series A, 4.60%, 9/1/50, Continuously Callable @100 ......................... 1,000 999
Series C, 5.05%, 9/1/45, Continuously Callable @100 ......................... 2,000 2,105
Series G, 4.55%, 9/1/44, Continuously Callable @100 ........................ 1,000 1,009
Omaha Airport Authority Revenue AMT, 5.25%, 12/15/49, Continuously Callable @100 .... 1,750 1,844
15,986
Nevada (1.1%):
Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 620 638
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,000 1,027
5.00%, 9/1/33, Continuously Callable @100 ............................... 1,000 1,023
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,950 1,981
5.00%, 9/1/47, Continuously Callable @100 ............................... 2,775 2,734
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,870 1,931
4.00%, 6/1/37, Continuously Callable @100 ............................... 7,345 7,543
4.00%, 6/1/38, Continuously Callable @100 ............................... 6,135 6,255
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,009
Series C, 4.00%, 7/1/34, Continuously Callable @100 ......................... 4,560 4,580
Reno-Tahoe Airport Authority Revenue AMT, Series A, 5.25%, 7/1/49, Continuously Callable
@100 ........................................................... 2,700 2,814
32,535
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/41, Continuously Callable @103 ............................... 5,100 4,894
5.75%, 8/1/45, Continuously Callable @100 ............................... 2,000 2,079
Series A, 5.00%, 11/1/49, Continuously Callable @100 ........................ 3,000 3,096
Series A, 5.50%, 6/1/50, Continuously Callable @100 ......................... 1,500 1,576
New Hampshire Health and Education Facilities Authority Act Revenue
5.50%, 8/1/50, Continuously Callable @100 ............................... 1,000 1,070
Series A, 5.00%, 8/1/37, Continuously Callable @100 ......................... 1,500 1,554
New Hampshire Housing Finance Authority Revenue, Series C, 4.63%, 7/1/48, Continuously
Callable @100 ..................................................... 2,000 1,975
16,244
New Jersey (1.1%):
Casino Reinvestment Development Authority, Inc. Revenue, Series A, 4.00%, 11/1/44,
Continuously Callable @100 ........................................... 1,000 975
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 630 648
Series A, 5.00%, 3/1/37, Continuously Callable @100 ......................... 750 766
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100 550 553

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
15
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... $ 2,000 $ 2,018
New Jersey Economic Development Authority Revenue
4.00%, 11/1/39, Continuously Callable @100 ............................... 2,000 2,029
Series A, 3.13%, 7/1/29, Continuously Callable @100 ......................... 665 662
New Jersey Educational Facilities Authority Revenue
Series F, 4.00%, 7/1/33, Continuously Callable @100 ......................... 150 151
Series F, 4.00%, 7/1/34, Continuously Callable @100 ......................... 260 261
Series F, 4.00%, 7/1/35, Continuously Callable @100 ......................... 975 979
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), Series A, 4.00%, 7/1/36, Continuously Callable @100 ................... 1,800 1,809
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,500 1,503
New Jersey Housing & Mortgage Finance Agency Revenue, Series M, 5.05%, 10/1/45,
Continuously Callable @100 ........................................... 1,130 1,180
New Jersey Transportation Trust Fund Authority Revenue
Series AA, 4.25%, 6/15/44, Continuously Callable @100 ...................... 1,000 1,014
Series CC, 4.13%, 6/15/50, Continuously Callable @100 ...................... 3,000 2,872
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100 ............................... 500 503
4.00%, 12/1/30, Continuously Callable @100 ............................... 750 755
4.00%, 12/1/31, Continuously Callable @100 ............................... 500 503
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100 ............................... 1,000 1,019
Series A, 4.00%, 11/1/40, Continuously Callable @100 ........................ 4,300 4,267
The Passaic County Improvement Authority Revenue, 5.25%, 7/1/43, Continuously Callable
@100 ........................................................... 665 689
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable
@100 ........................................................... 5,000 5,190
32,349
New Mexico (0.6%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101 ....... 10,000 8,930
City of Santa Fe Revenue
Series A, 5.00%, 5/15/34, Continuously Callable @103 ........................ 575 589
Series A, 5.00%, 5/15/39, Continuously Callable @103 ........................ 480 484
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/39,
Continuously Callable @102 ........................................... 1,075 1,058
New Mexico Mortgage Finance Authority Revenue, Series A, 4.70%, 9/1/50, Continuously
Callable @100 ..................................................... 4,935 5,078
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100 ............................... 300 310
4.00%, 9/1/40, Continuously Callable @100 ............................... 1,200 1,209
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%,
5/1/33, Continuously Callable @103(a) ................................... 600 603
18,261
New York (5.4%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,390 1,426
Series A, 5.00%, 12/1/37, Continuously Callable @100 ........................ 1,500 1,485
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 1,925 1,815
Buffalo & Erie County Industrial Land Development Corp. Revenue, 6.25%, 5/1/45,
Continuously Callable @100 ........................................... 2,000 2,155
Build NYC Resource Corp. Revenue
4.50%, 6/15/43, Continuously Callable @100 ............................... 700 665
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 500 510
Series A, 6.75%, 4/15/43, Continuously Callable @100(a) ...................... 1,810 1,892
Series A, 5.25%, 6/1/46, Continuously Callable @100(a) ....................... 1,000 1,002
Series A, 5.38%, 12/1/46, Continuously Callable @100 ........................ 500 543
Series A, 5.50%, 6/15/50, Continuously Callable @100 ........................ 1,250 1,249
Series A, 5.25%, 10/15/50, Continuously Callable @100(a) ..................... 3,000 2,896
Series B-1, 5.65%, 12/15/32, Continuously Callable @100(a) ................... 6,000 5,956

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
16
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Build NYC Resource Corp. Revenue AMT, 5.50%, 7/1/50, Continuously Callable @100 .... $ 500 $ 528
City of Cortland, GO, 4.50%, 5/15/26 ........................................ 2,500 2,505
City of New York, GO, Series B-3, 1.10%, 10/1/46, Continuously Callable @100(e) ....... 8,000 8,000
Empire State Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100 ........................ 5,000 5,186
Series E-2, 4.00%, 3/15/39, Continuously Callable @100 ...................... 5,785 5,893
Metropolitan Transportation Authority Revenue
Series A, 4.63%, 11/15/50, Continuously Callable @100 ....................... 665 670
Series C-1, 4.00%, 11/15/35, Continuously Callable @100 ..................... 9,040 9,220
Series C-1, 5.00%, 11/15/36, Continuously Callable @100 ..................... 3,705 3,756
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2, 3.29% (SOFR+80bps), 11/1/32, (Put Date 4/1/26)(b)(c) ................. 3,000 3,001
Series A-1, 4.00%, 11/15/41, Continuously Callable @100 ..................... 9,820 9,856
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,200 1,204
4.00%, 12/1/39, Continuously Callable @100 ............................... 1,200 1,191
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,018
New York City Housing Development Corp. Revenue, Series A-1, 4.75%, 11/1/50,
Continuously Callable @100 ........................................... 1,500 1,500
New York City Municipal Water Finance Authority Revenue, Series DD, 1.10%, 6/15/33,
Continuously Callable @100(e) ......................................... 4,855 4,855
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38,
Continuously Callable @100 ........................................... 1,250 1,289
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 3,350 3,159
Series 1, 5.00%, 11/15/44, Continuously Callable @100(a) ..................... 3,000 3,002
Series A, 2.10%, 11/15/32, Continuously Callable @100 ....................... 6,730 6,077
Series A, 2.20%, 11/15/33, Continuously Callable @100 ....................... 9,000 8,056
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100(a) ............................. 600 598
6.00%, 7/1/40, Continuously Callable @100 ............................... 4,220 4,190
Series A, 4.00%, 9/1/36, Continuously Callable @100 ......................... 500 492
Series A, 4.00%, 9/1/37, Continuously Callable @100 ......................... 350 350
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,250 1,236
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 750 735
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 21,605 22,028
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 1,250 1,156
Series A, 5.00%, 7/15/50, Continuously Callable @100 ........................ 2,000 1,980
Series A, 5.13%, 11/15/50, Continuously Callable @103 ....................... 1,000 1,022
Series A-1, 4.00%, 7/1/40, Continuously Callable @100 ....................... 4,535 4,652
Series A-1, 5.50%, 7/1/50, Continuously Callable @100 ....................... 250 274
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100 ........................ 1,000 1,002
Series A, 5.00%, 10/1/28, Continuously Callable @100 ........................ 1,000 1,002
Series A, 5.00%, 10/1/29, Continuously Callable @100 ........................ 1,300 1,302
New York Transportation Development Corp. Revenue AMT, 6.00%, 6/30/44, Continuously
Callable @100 ..................................................... 500 556
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.),
4.25%, 6/30/42, Continuously Callable @100 ............................... 4,565 4,567
Onondaga Civic Development Corp. Revenue, 5.13%, 8/1/44, Continuously Callable @100 .. 500 459
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously
Callable @100 ..................................................... 790 792
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 266, 4.65%,
10/1/50, Continuously Callable @100 .................................... 2,500 2,500
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/50, Continuously Callable
@100 ........................................................... 500 515
Westchester County Local Development Corp. Revenue, 5.00%, 7/1/38, Continuously Callable
@100 ........................................................... 750 817
153,785
North Carolina (0.7%):
Nash Health Care Systems Revenue, 5.75%, 2/1/50, Continuously Callable @100 ......... 500 539

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
17
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
North Carolina Medical Care Commission Revenue
5.00%, 10/1/40, Continuously Callable @103 ............................... $ 1,050 $ 1,077
4.50%, 12/1/44, Continuously Callable @100 ............................... 8,000 7,755
5.00%, 10/1/45, Continuously Callable @103 ............................... 1,000 987
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 3,050 2,873
Series A, 4.00%, 10/1/40, Continuously Callable @103 ........................ 600 588
Series A, 5.00%, 10/1/45, Continuously Callable @103 ........................ 1,800 1,813
Series A, 5.25%, 11/1/50, Continuously Callable @103 ........................ 3,000 3,066
18,698
North Dakota (0.6%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100 ............................... 2,475 2,479
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,100 1,061
4.00%, 12/1/40, Continuously Callable @100 ............................... 1,700 1,593
4.00%, 12/1/41, Continuously Callable @100 ............................... 1,750 1,612
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 350 375
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 695 736
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 4,500 4,270
North Dakota Housing Finance Agency Revenue
Series A, 5.00%, 7/1/50, Continuously Callable @100 ......................... 1,500 1,517
Series D, 4.65%, 7/1/49, Continuously Callable @100 ........................ 3,000 2,942
16,585
Ohio (3.7%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Pre-refunded 11/15/30 @ 100 ............................. 1,000 1,082
4.00%, 11/15/37, Pre-refunded 11/15/30 @ 100 ............................. 800 866
4.00%, 11/15/38, Pre-refunded 11/15/30 @ 100 ............................. 500 541
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100 .............. 2,250 2,261
Cleveland-Cuyahoga County Port Authority Revenue, Series A, 5.88%, 1/1/49, Continuously
Callable @102(a) ................................................... 640 636
Columbus Regional Airport Authority Revenue AMT, Series A, 5.50%, 1/1/50, Continuously
Callable @100 ..................................................... 6,000 6,417
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100 ............................... 7,500 7,572
Series A, 4.00%, 8/1/36, Continuously Callable @100 ......................... 5,000 5,079
Series A, 4.00%, 8/1/37, Continuously Callable @100 ......................... 10,800 10,971
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100 ............................... 7,430 7,494
5.00%, 2/15/37, Continuously Callable @100 ............................... 4,000 4,018
County of Fayette Revenue, 5.25%, 12/1/49, Continuously Callable @100 .............. 2,000 2,135
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100 ............................... 1,350 1,351
5.00%, 1/1/36, Continuously Callable @100 ............................... 1,400 1,401
5.00%, 9/15/39, Continuously Callable @100 ............................... 1,375 1,418
5.00%, 9/15/40, Continuously Callable @100 ............................... 1,100 1,130
5.50%, 1/1/50, Continuously Callable @103 ............................... 1,000 1,034
Series A, 5.50%, 1/1/43, Continuously Callable @103 ......................... 750 794
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,500 1,542
County of Hardin Revenue, 5.25%, 5/1/40, Continuously Callable @103 ............... 2,000 1,977
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100 .............................. 7,000 6,418
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,200 2,316
5.25%, 9/1/49, Continuously Callable @100 ............................... 1,000 1,020
County of Ross Revenue, 5.00%, 12/1/44, Continuously Callable @100 ................ 2,405 2,439
County of Warren Revenue, 5.00%, 7/1/49, Continuously Callable @100 ............... 2,360 2,375
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/45, Continuously Callable @100 ............................... 790 795
5.25%, 5/1/49, Continuously Callable @100 ............................... 3,000 3,003
Series 2025, 5.50%, 10/1/50, Continuously Callable @100 ..................... 1,735 1,769
Ohio Housing Finance Agency Revenue
Series A, 4.65%, 9/1/50, Continuously Callable @100 ......................... 5,000 5,014
Series C, 4.65%, 9/1/49, Continuously Callable @100 ......................... 995 980

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
18
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Port of Greater Cincinnati Development Authority Revenue, Series A, 5.00%, 12/1/50,
Continuously Callable @100 ........................................... $ 1,000 $ 1,036
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100 ............................... 750 750
5.00%, 12/1/35, Continuously Callable @100 ............................... 750 750
State of Ohio Revenue
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,260 1,276
4.00%, 11/15/38, Continuously Callable @100 .............................. 1,270 1,273
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 638
Series A, 4.00%, 1/15/38, Continuously Callable @100 ........................ 1,000 1,020
Series A, 4.00%, 1/15/40, Continuously Callable @100 ........................ 1,800 1,815
Summit County Development Finance Authority Revenue
5.50%, 12/1/43, Continuously Callable @100 ............................... 1,500 1,633
Series A, 5.00%, 7/1/45, Continuously Callable @100 ......................... 1,500 1,558
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100 ............................... 1,500 1,552
4.00%, 12/1/32, Continuously Callable @100 ............................... 1,500 1,526
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,600 1,625
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,795 1,818
104,118
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously
Callable @100 ..................................................... 4,100 4,219
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously
Callable @100 ..................................................... 2,000 2,006
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102 .............................. 940 960
5.00%, 11/15/30, Continuously Callable @102 .............................. 1,780 1,817
9,002
Oregon (0.2%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/32, Continuously Callable @102 ....................... 1,000 1,011
Series A, 5.00%, 11/15/37, Continuously Callable @102 ....................... 500 506
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 275 291
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 1,750 1,817
Port of Portland Airport Revenue AMT, Series 30A, 5.25%, 7/1/49, Continuously Callable
@100 ........................................................... 1,500 1,587
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103 ... 800 761
5,973
Pennsylvania (9.2%):
Adams County General Authority Revenue, 5.00%, 8/15/50, Continuously Callable @100 ... 1,000 1,021
Allegheny County Airport Authority Revenue AMT, Series A, 5.50%, 1/1/50, Continuously
Callable @100 ..................................................... 2,000 2,133
Allegheny County Hospital Development Authority Revenue
Series A, 5.00%, 4/1/35, Continuously Callable @100 ......................... 7,315 7,631
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 1,500 1,520
Series A, 4.00%, 7/15/39, Continuously Callable @100 ........................ 3,495 3,527
Series A, 5.00%, 4/1/47, Continuously Callable @100 ......................... 7,875 7,919
Allegheny County Sanitary Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100 1,000 951
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,500 1,515
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,475 1,486
Allentown Commercial and IDA Revenue
5.75%, 6/15/43, Continuously Callable @100 ............................... 600 624
5.00%, 7/1/45, Continuously Callable @100(a) ............................. 2,500 2,511
Allentown Neighborhood Improvement Zone Development Authority Revenue, 6.00%, 5/1/42,
Continuously Callable @100(a) ......................................... 750 807
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @102 ............................... 325 331
5.00%, 10/1/31, Continuously Callable @102 ............................... 450 458
5.00%, 10/1/37, Continuously Callable @102 ............................... 2,260 2,301
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100 .... 1,885 1,885

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
19
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Chester County IDA Revenue
5.63%, 10/15/42, Continuously Callable @100(a) ............................ $ 8,875 $ 8,929
4.25%, 10/1/44, Continuously Callable @100(a) ............................. 1,075 991
4.50%, 10/1/49, Continuously Callable @100(a) ............................. 800 719
Series A, 5.13%, 10/15/37, Continuously Callable @100 ....................... 2,750 2,752
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
8/1/48, Continuously Callable @100 ..................................... 10,000 9,178
Clairton Municipal Authority Revenue, Series B, 4.38%, 12/1/42, Continuously Callable @100 2,250 2,296
Commonwealth Financing Authority Revenue, Series A, 5.00%, 6/1/34, Continuously Callable
@100 ........................................................... 5,000 5,007
Commonwealth of Pennsylvania Certificates of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,350 1,406
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 750 781
Series A, 5.00%, 7/1/37, Continuously Callable @100 ......................... 800 831
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100 ............................... 2,000 2,011
4.00%, 7/1/38, Continuously Callable @100 ............................... 2,000 2,022
4.00%, 7/1/39, Continuously Callable @100 ............................... 2,000 2,011
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100 ............................... 1,250 1,276
4.00%, 11/1/37, Continuously Callable @100 ............................... 2,130 2,162
Dauphin County General Authority Revenue
Series A, 4.00%, 6/1/30, Continuously Callable @100 ......................... 2,000 2,007
Series A, 4.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,004
Delaware County Authority Revenue
5.00%, 10/1/30 .................................................... 1,200 1,224
5.00%, 10/1/35, Continuously Callable @100 ............................... 2,220 2,264
5.00%, 10/1/39, Continuously Callable @100 ............................... 2,250 2,259
General Authority of Southcentral Pennsylvania Revenue, 5.25%, 5/1/50, Continuously
Callable @100 ..................................................... 2,000 2,048
Lancaster Higher Education Authority Revenue, Series A, 5.00%, 10/1/42, Continuously
Callable @100 ..................................................... 3,360 3,437
Lancaster Municipal Authority Revenue, Series A, 5.00%, 5/1/44, Continuously Callable @103 1,200 1,230
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 250 238
4.00%, 3/1/41, Continuously Callable @100 ............................... 250 234
4.00%, 3/1/46, Continuously Callable @100 ............................... 750 636
Lehigh County General Purpose Authority Revenue
5.00%, 2/1/43, Continuously Callable @100 ............................... 1,520 1,569
5.00%, 2/1/44, Continuously Callable @100 ............................... 2,000 2,048
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100 ............................... 1,750 1,832
5.00%, 9/1/35, Continuously Callable @100 ............................... 1,850 1,936
4 .00%, 9/1/36, Continuously Callable @100 ............................... 1,100 1,117
4.00%, 9/1/37, Continuously Callable @100 ............................... 1,000 1,010
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,750 1,820
4.00%, 9/1/38, Continuously Callable @100 ............................... 900 905
4.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,001
Montgomery County IDA Revenue
5.00%, 11/1/44, Continuously Callable @100 ............................... 1,440 1,436
5.25%, 11/1/49, Continuously Callable @100 ............................... 1,340 1,330
Northampton County General Purpose Authority Revenue, 4.00%, 8/15/48, Continuously
Callable @100 ..................................................... 2,335 2,073
Northeastern Pennsylvania Hospital and Education Authority Revenue, Series A, 5.00%,
3/1/37, Continuously Callable @100 ..................................... 1,525 1,526
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103 ............................... 1,750 1,775
4.00%, 7/1/41, Continuously Callable @103 ............................... 1,050 1,013
5.25%, 10/1/50, Continuously Callable @100 ............................... 2,250 2,245
Series A-2, 4.00%, 5/15/43, Continuously Callable @100 ...................... 1,125 1,086
Series B-2, 5.00%, 7/1/42, Continuously Callable @103 ....................... 3,000 3,112
Pennsylvania Higher Educational Facilities Authority Revenue, Series B-1, 4.25%, 11/1/48,
Continuously Callable @100 ........................................... 10,000 9,657

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
20
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pennsylvania Housing Finance Agency Revenue
Series 145A, 4.60%, 10/1/44, Continuously Callable @100 ..................... $ 3,000 $ 3,059
Series 146A, 4.50%, 10/1/44, Continuously Callable @100 ..................... 3,000 3,042
Series 147A, 4.70%, 10/1/49, Continuously Callable @100 ..................... 2,000 2,001
Series 148A, 4.75%, 10/1/50, Continuously Callable @100 ..................... 5,000 5,022
Series 149A, 5.10%, 10/1/45, Continuously Callable @100 ..................... 2,000 2,095
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/41, Continuously Callable @100 ............................... 2,000 2,243
Series B, 4.00%, 6/1/34, Continuously Callable @100 ......................... 20,000 20,061
Philadelphia Housing Authority Revenue, Series A, 5.25%, 3/1/45, Continuously Callable
@100 ........................................................... 2,000 2,135
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100 ............................... 750 783
5.00%, 5/1/38, Continuously Callable @100 ............................... 2,500 2,611
5.00%, 6/15/40, Continuously Callable @100(a) ............................. 900 904
5.50%, 6/15/43, Continuously Callable @100(a) ............................. 1,750 1,776
Series A, 5.75%, 6/1/50, Continuously Callable @100 ......................... 1,000 1,000
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 9/1/35, Continuously Callable @100 ......................... 300 314
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100 ............................... 2,000 2,040
5.00%, 3/1/37, Continuously Callable @100 ............................... 1,500 1,527
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,000 1,042
Series E, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,600 1,659
Series E, 5.00%, 12/1/35, Continuously Callable @100 ........................ 750 779
State Public School Building Authority Revenue, Series A, 5.00%, 6/1/29, Continuously
Callable @100 ..................................................... 10,000 10,192
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 6,100 6,215
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 13,085 13,210
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 1,000 1,031
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 501 539
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 6,720 6,429
Series B1, 0.00%, 6/30/44, Continuously Callable @90(h) ...................... 3,358 2,517
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/35, Continuously Callable @100 ......................... 1,000 1,047
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,000 1,048
Series A, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,046
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,700 1,725
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,600 1,622
Series F, 5.00%, 9/1/31, Continuously Callable @100 ......................... 9,895 9,996
Series F, 5.00%, 9/1/32, Continuously Callable @100 ......................... 5,000 5,049
Series F, 5.00%, 9/1/33, Continuously Callable @100 ......................... 3,600 3,635
Series F, 5.00%, 9/1/34, Continuously Callable @100 ......................... 4,250 4,287
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100 . 1,400 1,366
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100 ..... 2,600 2,335
261,446
Rhode Island (0.8%):
Rhode Island Health and Educational Building Corp. Revenue
5.00%, 5/15/40, Continuously Callable @100 ............................... 575 627
5.00%, 5/15/41, Continuously Callable @100 ............................... 625 673
5.00%, 5/15/42, Continuously Callable @100 ............................... 750 795
5.00%, 5/15/43, Continuously Callable @100 ............................... 675 707
5.00%, 5/15/44, Continuously Callable @100 ............................... 750 775
Rhode Island Housing & Mortgage Finance Corp. Revenue
4.60%, 10/1/44, Continuously Callable @100 ............................... 3,000 3,027
Series 85-A, 4.65%, 10/1/50, Continuously Callable @100 ..................... 3,000 2,932
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 1,350 1,352
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 4,345 4,352

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
21
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100 ......................... $ 2,000 $ 2,003
Series A, 5.00%, 6/1/29, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 2,500 2,503
21,749
South Carolina (1.1%):
Charleston County Airport District Revenue AMT, Series A, 5.25%, 7/1/49, Continuously
Callable @100 ..................................................... 3,250 3,420
Charleston Housing Authority Revenue, 4.50%, 9/1/35, Continuously Callable @100 ...... 2,000 2,086
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100 ............................... 1,000 1,021
4.00%, 11/1/32, Continuously Callable @100 ............................... 1,000 1,022
Patriots Energy Group Financing Agency Revenue, Series A1, 5.25%, 10/1/54, (Put Date
8/1/31)(b) ........................................................ 3,000 3,289
South Carolina Jobs-Economic Development Authority Revenue
5.50%, 11/15/44, Continuously Callable @100 .............................. 500 527
5.25%, 4/1/51, Continuously Callable @103 ............................... 500 505
Series A, 5.50%, 6/15/33, Continuously Callable @100 ........................ 2,500 2,499
Series C, 5.63%, 9/1/50, Continuously Callable @100 ......................... 1,100 1,138
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 9,835 9,873
Series B, 4.13%, 12/1/44, Continuously Callable @100 ........................ 1,880 1,858
South Carolina State Housing Finance & Development Authority Revenue
Series A, 4.65%, 7/1/50, Continuously Callable @100 ......................... 2,415 2,422
Series B, 5.00%, 7/1/50, Continuously Callable @100 ......................... 1,000 1,027
30,687
South Dakota (0.3%):
South Dakota Housing Development Authority Revenue
Series A, 4.70%, 5/1/50, Continuously Callable @100 ......................... 4,250 4,261
Series C, 5.00%, 11/1/45, Continuously Callable @100 ........................ 2,000 2,091
Series C, 4.70%, 11/1/49, Continuously Callable @100 ........................ 1,000 1,003
7,355
Tennessee (1.3%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 3,500 3,645
Knox County Health Educational & Housing Facility Board Revenue
Series A-1, 5.00%, 7/1/39, Continuously Callable @100 ....................... 450 494
Series A-1, 5.00%, 7/1/40, Continuously Callable @100 ....................... 420 458
Series A-1, 5.00%, 7/1/41, Continuously Callable @100 ....................... 825 893
Series A-1, 5.00%, 7/1/42, Continuously Callable @100 ....................... 1,100 1,178
Series A-1, 5.00%, 7/1/43, Continuously Callable @100 ....................... 550 582
Series A-1, 5.00%, 7/1/44, Continuously Callable @100 ....................... 625 655
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue, 5.00%, 7/1/40, Continuously Callable @100 ................... 5,500 5,520
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98(d) .................................... 875 698
4/1/33, Continuously Callable @96(d) .................................... 625 477
4/1/34, Continuously Callable @94(d) .................................... 875 640
4/1/35, Continuously Callable @92(d) .................................... 875 610
Shelby County Health & Educational Facilities Board Revenue, Series A1, 5.00%, 6/1/44,
Continuously Callable @100(a) ......................................... 1,000 1,000
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53 , (Put Date 12/1/30)(b) .............. 12,500 13,602
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 12/1/35, Continuously Callable
@100 ........................................................... 1,600 1,774
Tennessee Housing Development Agency Revenue, Series 1A, 5.00%, 7/1/50, Continuously
Callable @100 ..................................................... 500 508
The Metropolitan Nashville Airport Authority Revenue AMT, Series B, 5.25%, 7/1/51,
Continuously Callable @100 ........................................... 3,500 3,665
36,399
Texas (10.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 2/15/44, Continuously Callable @100 ............................... 10,000 9,808
4.13%, 8/15/49, Continuously Callable @100 ............................... 4,600 4,356

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
22
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.50%, 8/15/50, Continuously Callable @100 ............................... $ 1,250 $ 1,249
Austin Convention Enterprises, Inc. Revenue, Series A, 5.00%, 1/1/34, Continuously Callable
@100 ........................................................... 1,105 1,111
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
2/15/49, Continuously Callable @100 .................................... 5,000 4,763
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/27, Continuously Callable @100 ............................... 2,990 2,992
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,640 1,641
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,600 1,601
5.00%, 12/1/30, Continuously Callable @100 ............................... 1,700 1,701
5.25%, 12/1/35, Continuously Callable @100 ............................... 5,150 5,152
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100 ........................ 1,500 1,568
Series C, 5.00%, 2/15/35, Continuously Callable @100 ........................ 1,500 1,566
Series C, 5 .00%, 2/15/36, Continuously Callable @100 ........................ 3,100 3,234
Series C, 5.00%, 2/15/37, Continuously Callable @100 ........................ 3,305 3,447
Series C, 5.00%, 2/15/38, Continuously Callable @100 ........................ 4,380 4,569
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100 ............................... 1,800 1,809
4.00%, 7/15/33, Continuously Callable @100 ............................... 1,100 1,105
4.00%, 7/15/34, Continuously Callable @100 ............................... 1,050 1,055
4 .00%, 7/15/35, Continuously Callable @100 ............................... 1,000 1,005
City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.50%, 8/1/41, Continuously
Callable @100 ..................................................... 500 546
City of Houston Airport System Revenue AMT
Series A, 5.50%, 7/1/45, Continuously Callable @100 ......................... 500 549
Series B, 5.50%, 7/15/39, Continuously Callable @100 ........................ 3,000 3,250
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 2,300 2,304
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,000 1,002
5.00%, 9/1/32, Continuously Callable @100 ............................... 5,615 5,624
5.00%, 9/1/33, Continuously Callable @100 ............................... 5,345 5,353
5.00%, 9/1/34, Continuously Callable @100 ............................... 2,150 2,153
5.00%, 9/1/35, Continuously Callable @100 ............................... 1,575 1,577
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100 ............................... 740 741
4.00%, 3/1/33, Continuously Callable @100 ............................... 1,000 1,001
4.00%, 3/1/34, Continuously Callable @100 ............................... 1,000 1,001
4.00% , 3/1/36, Continuously Callable @100 ............................... 1,500 1,501
Clifton Higher Education Finance Corp. Revenue
4.63%, 4/1/50, Continuously Callable @100 ............................... 1,800 1,832
Series A, 4.00%, 8/15/38, Continuously Callable @100 ........................ 1,085 1,100
Series A, 4.00%, 8/15/39, Continuously Callable @100 ........................ 1,130 1,138
Series A, 4.00%, 8/15/40, Continuously Callable @100 ........................ 1,180 1,180
Series A, 4.00%, 8/15/41, Continuously Callable @100 ........................ 1,225 1,205
Series A, 4.00%, 8/15/42, Continuously Callable @100 ........................ 1,035 999
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100 ............................... 2,130 2,224
4.00%, 8/15/34, Continuously Callable @100 ............................... 2,275 2,373
4.00%, 8/15/35, Continuously Callable @100 ............................... 2,375 2,471
4.00%, 8/15/36, Continuously Callable @100 ............................... 3,710 3,833
4.00%, 8/15/37, Continuously Callable @100 ............................... 3,860 3,958
4.00%, 8/15/38, Continuously Callable @100 ............................... 4,015 4,090
4 .00%, 8/15/39, Continuously Callable @100 ............................... 4,305 4,351
Series A, 4.00%, 8/15/32, Continuously Callable @100 ........................ 1,300 1,307
Dallas Fort Worth International Airport Revenue AMT, Series A-1, 5.25%, 11/1/46,
Continuously Callable @100 ........................................... 3,000 3,194
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.),
4.13%, 2/15/49, Continuously Callable @100 ............................... 1,000 969
EP Cimarron Ventanas PFC Revenue, 4.13%, 12/1/39, Continuously Callable @100 ....... 2,000 2,012
EP Essential Housing WF PFC Revenue, 4.25%, 12/1/34, Continuously Callable @100 ..... 1,150 1,174
Grayson County Junior College District, GO, 4.00%, 2/15/49, Continuously Callable @100 .. 1,350 1,260
Gulf Coast IDA Revenue, 1.10%, 11/1/41, Continuously Callable @100(e) .............. 9,005 9,005

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
23
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/28,
Continuously Callable @100 ........................................... $ 890 $ 886
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5.00%, 3/1/30, Continuously Callable @100 ............................... 750 751
5.00%, 3/1/31, Continuously Callable @100 ............................... 2,030 2,033
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100 ............................... 1,215 1,217
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,380 1,382
5.00%, 9/1/31, Continuously Callable @100 ............................... 2,000 2,004
5.00%, 9/1/32, Continuously Callable @100 ............................... 1,500 1,503
5.00%, 9/1/33, Continuously Callable @100 ............................... 2,680 2,685
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 5,405 5,408
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26(f) ................................................... 1,049 12
0.00%, 2/15/35, Continuously Callable @100(f) ............................. 364 4
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100(f) ....................... 7,500 7,303
Series B2, 4.63%, 10/1/30, Continuously Callable @100 ....................... 1,000 998
Series B3, 4.25%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,008
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100 ............................... 1,635 1,636
4.00%, 4/1/33, Continuously Callable @100 ............................... 2,000 2,001
4.00%, 4/1/34, Continuously Callable @100 ............................... 4,470 4,473
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,650 1,651
4.00%, 4/1/36, Continuously Callable @100 ............................... 2,150 2,151
North Texas Tollway Authority Revenue
Series A, 4.00%, 1/1/43, Continuously Callable @100 ......................... 14,120 14,132
Series A, 4.00%, 1/1/44, Continuously Callable @100 ......................... 1,085 1,080
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), Series 1, 1/1/29(d) . 20,000 18,662
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 2,000 2,023
Series B, 4.00%, 1/1/36, Continuously Callable @100 ......................... 1,695 1,710
Port of Port Arthur Navigation District Revenue
Series A, 1.10%, 4/1/40, Continuously Callable @100(e) ....................... 13,590 13,590
Series B, 1.10%, 4/1/40, Continuously Callable @100(e) ....................... 29,445 29,445
Series C, 1.10%, 4/1/40, Continuously Callable @100(e) ....................... 12,780 12,780
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/39, Continuously Callable @100 ............................... 700 678
4.00%, 4/1/40, Continuously Callable @100 ............................... 1,000 955
4.00%, 4/1/41, Continuously Callable @100 ............................... 895 840
5.25%, 10/1/45, Continuously Callable @100 ............................... 2,000 2,066
5.00%, 10/1/50, Continuously Callable @100 ............................... 1,250 1,201
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100 .............................. 2,145 2,202
5.00%, 11/15/31, Continuously Callable @100 .............................. 2,250 2,307
5.00%, 11/15/32, Continuously Callable @100 .............................. 2,365 2,421
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,175 2,221
5.00%, 10/1/44, Continuously Callable @103 ............................... 2,200 2,254
Texas Department of Housing & Community Affairs Revenue, Series B, 5.00%, 7/1/50,
Continuously Callable @100 ........................................... 600 606
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30 .......... 9,835 10,654
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100 ............................... 3,300 3,328
4.00%, 12/31/38, Continuously Callable @100 .............................. 3,850 3,867
4.00%, 6/30/39, Continuously Callable @100 ............................... 2,150 2,157
300,294
Utah (0.0%):(g)
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/36, Continuously
Callable @103 ..................................................... 1,045 1,037

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
24
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vermont (0.5%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/37, Continuously Callable @103 ............................... $ 4,190 $ 3,918
Series B, 4.00%, 5/1/33, Continuously Callable @103 ......................... 3,950 3,862
Vermont Educational & Health Buildings Financing Agency Revenue
5.75%, 10/1/43, Continuously Callable @100(a) ............................. 3,000 2,804
Series A, 5.00%, 12/1/36, Continuously Callable @100 ........................ 2,500 2,507
13,091
Virginia (1.4%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100 ............................... 1,175 1,198
4.00%, 7/1/37, Continuously Callable @100 ............................... 1,205 1,223
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 1.40%, 6/1/63, Continuously Callable @100(a)(e) .......... 5,600 5,600
Salem Economic Development Authority Revenue
5.50%, 4/1/45, Continuously Callable @100 ............................... 530 570
6.00%, 4/1/50, Continuously Callable @100 ............................... 235 254
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100 ............................... 750 753
5.00%, 6/15/34, Continuously Callable @100 ............................... 2,620 2,630
5.00%, 6/15/35, Continuously Callable @100 ............................... 1,930 1,937
Virginia College Building Authority Revenue
4.00%, 2/1/36, Continuously Callable @100 ............................... 3,000 3,041
6.00%, 6/1/50, Continuously Callable @100 ............................... 1,500 1,613
Virginia Housing Development Authority Revenue
Series A, 4.60%, 9/1/50, Continuously Callable @100 ......................... 1,500 1,496
Series D, 4.65%, 1/1/50, Continuously Callable @100 ........................ 2,000 2,001
Series E, 4.63%, 7/1/50, Continuously Callable @100 ......................... 1,250 1,249
Series H, 4.63%, 12/1/49, Continuously Callable @100 ........................ 1,200 1,202
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103 ......................... 500 511
Series A, 4.00%, 1/1/38, Continuously Callable @103 ......................... 6,000 6,133
Series A, 4.00%, 1/1/39, Continuously Callable @103 ......................... 7,000 7,049
Series A, 4.50%, 12/1/44, Continuously Callable @102 ........................ 1,850 1,845
40,305
Washington (1.7%):
County of Spokane Airport Revenue AMT, Series B, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 8,000 8,301
King County Housing Authority Revenue, 5.38%, 7/1/45, Continuously Callable @100 ..... 2,740 2,987
King County Public Hospital District No. 2, GO, 5.25%, 12/1/45, Continuously Callable @100 2,500 2,656
Port of Seattle Revenue AMT, Series B, 5.25%, 7/1/49, Continuously Callable @100 ...... 4,000 4,161
Skagit County Public Hospital District No. 1 Revenue
5.50%, 12/1/38, Continuously Callable @100 ............................... 300 331
5.50%, 12/1/39, Continuously Callable @100 ............................... 500 550
5.50%, 12/1/40, Continuously Callable @100 ............................... 500 547
5.50%, 12/1/41, Continuously Callable @100 ............................... 325 353
5.50%, 12/1/42, Continuously Callable @100 ............................... 300 324
5.50%, 12/1/43, Continuously Callable @100 ............................... 500 534
5.50%, 12/1/44, Continuously Callable @100 ............................... 450 476
Washington Health Care Facilities Authority Revenue
5.00%, 7/1/35, Continuously Callable @100 ............................... 2,355 2,410
5.00%, 8/15/35, Continuously Callable @100 ............................... 1,775 1,819
5.00%, 7/1/36, Continuously Callable @100 ............................... 2,250 2,302
4.00%, 7/1/37, Continuously Callable @100 ............................... 3,125 3,149
4.00%, 12/1/45, Continuously Callable @100(a) ............................. 2,080 2,018
Washington State Housing Finance Commission Revenue
5.88%, 7/1/43, Continuously Callable @103(a) ............................. 1,000 1,066
Series A, 5.00%, 7/1/38, Continuously Callable @103 ......................... 1,590 1,692
Series A, 5.00%, 7/1/43, Continuously Callable @103 ......................... 4,450 4,567
Series A, 5.00%, 7/1/45, Continuously Callable @100(a) ....................... 1,000 1,034
Series A, 6.00%, 1/1/46, Continuously Callable @100 ......................... 5,000 5,050
Series A-1, 3.50%, 12/20/35 ........................................... 2,474 2,458
48,785

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
25
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
West Virginia (0.9%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/35, Continuously Callable @100 ............................... $ 2,920 $ 2,933
5.00%, 1/1/36, Continuously Callable @100 ............................... 2,065 2,070
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,085
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,041
Series A, 5.00%, 6/1/33, Continuously Callable @100 ......................... 1,850 1,893
Series A, 5.00%, 6/1/34, Continuously Callable @100 ......................... 2,970 3,036
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,405 2,456
Series A, 4.13%, 6/1/42, Continuously Callable @100 ......................... 5,000 4,993
Series A, 5.50%, 6/1/50, Continuously Callable @100 ......................... 1,000 1,072
Series B, 5.75%, 9/1/43, Continuously Callable @100 ......................... 4,000 4,504
26,083
Wisconsin (2.5%):
Public Finance Authority Revenue
4.00%, 3/1/29(a) ................................................... 890 873
4.00%, 6/15/29, Continuously Callable @100(a) ............................. 160 160
4.00%, 9/1/29, Continuously Callable @103(a) ............................. 1,020 1,031
4.00%, 3/1/30(a) ................................................... 950 924
4.00%, 3/1/34, Continuously Callable @100(a) ............................. 3,520 3,273
5.00%, 4/1/35, Continuously Callable @100 ............................... 785 835
5.25%, 5/15/37, Continuously Callable @102(a) ............................. 1,000 1,012
5.00%, 6/15/39, Continuously Callable @100(a) ............................. 410 410
5.00%, 9/1/39, Continuously Callable @103(a) ............................. 2,230 2,284
5.00%, 1/1/40, Continuously Callable @100 ............................... 3,500 3,623
5.00%, 4/1/40, Pre-refunded 4/1/30 @ 100(a) ............................... 95 106
5.00% , 4/1/40, Continuously Callable @100(a) ............................. 1,080 1,088
4.00%, 1/1/42, Continuously Callable @103 ............................... 1,150 1,131
4.00%, 4/1/42, Continuously Callable @100(a) ............................. 900 803
5.00%, 4/1/43, Continuously Callable @100 ............................... 4,185 4,227
6.63%, 7/1/43, Continuously Callable @100(a) ............................. 485 503
5.00%, 1/1/45, Continuously Callable @100 ............................... 3,275 3,301
4.75%, 7/1/45, Continuously Callable @100(a) ............................. 300 279
5.25%, 12/1/48, Continuously Callable @100 ............................... 1,500 1,539
5.25%, 11/15/50, Continuously Callable @103 .............................. 1,000 1,013
5.75%, 12/1/54, Continuously Callable @100(a) ............................. 1,000 1,009
Series A, 5.25%, 10/1/38, Continuously Callable @100 ........................ 3,250 3,305
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 770 712
Series A, 5.00%, 11/15/41, Continuously Callable @103 ....................... 4,680 4,894
Series A, 5.50%, 7/1/43, Continuously Callable @100(a) ....................... 2,000 2,048
Series A, 6.38%, 7/1/43, Continuously Callable @103(a) ....................... 300 311
Series A, 5.25%, 6/1/45, Continuously Callable @100 ......................... 370 376
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 2,750 2,472
Series A, 5.25%, 6/15/50, Continuously Callable @100 ........................ 750 768
Series A, 5.00%, 7/1/50, Continuously Callable @100 ......................... 2,250 2,280
Series A-1, 4.00%, 7/1/41, Continuously Callable @100(a) ..................... 675 577
Series B, 5.25%, 6/15/45, Continuously Callable @100 ........................ 550 560
Series D, 4.05%, 11/1/30, Continuously Callable @100 ........................ 1,500 1,501
University of Wisconsin Hospitals & Clinics Revenue, Series A, 4.00%, 4/1/44, Continuously
Callable @100 ..................................................... 1,300 1,280
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27 ..................................................... 360 361
4.00%, 1/1/28, Continuously Callable @103 ............................... 370 371
4.00%, 1/1/29, Continuously Callable @103 ............................... 390 390
4.00%, 1/1/30, Continuously Callable @103 ............................... 405 403
4.00%, 1/1/37, Continuously Callable @103 ............................... 1,460 1,387
4.00%, 3/15/40, Continuously Callable @100 ............................... 750 733
4.00%, 12/1/41, Continuously Callable @100 ............................... 850 691
Series A, 4.00%, 11/15/36, Continuously Callable @100 ....................... 9,830 9,848
Series A, 4.38%, 11/1/39, Continuously Callable @100 ........................ 5,000 5,143
Series B, 4.00%, 9/15/36, Continuously Callable @103 ........................ 530 525
Series B, 4.00%, 9/15/41, Continuously Callable @103 ........................ 510 471

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
26
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100 ............................... $ 500 $ 522
4.00%, 2/15/37, Continuously Callable @100 ............................... 1,000 1,033
72,386
Wyoming (0.0%):(g)
Wyoming Community Development Authority Revenue, Series 1, 4.85%, 12/1/50,
Continuously Callable @100 ........................................... 1,440 1,445
Total Municipal Bonds (Cost $2,841,383)
a
a
a
2,812,667
Total Investments (Cost $2,841,383) — 99.0% 2,812,667
Other assets in excess of liabilities —  1.0% 28,546
NET ASSETS - 100.00% $ 2,841,213
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$136,780 (thousands) and amounted to 4.8% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2026.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Amount represents less than 0.05% of net assets.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
27
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (0.0%)(a)
Health Care (0.0%):(a)
Buckingham Senior Living Community, Inc. , 12 .00% , 3/31/26 (b) (c) .................. $ 410 $ 410
Total Corporate Bonds (Cost $410)
a
a
a
410
Municipal Bonds (99.1%)
Alabama (2.4%):
Alabama Housing Finance Authority Revenue , Series A , 4 .88% , 10/1/55 , Continuously
Callable @100 ..................................................... 3,250 3,282
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (d) ............................... 9,175 9,584
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,000 4,185
Series G , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 2,610 2,857
Columbia Industrial Development Board Revenue , Series B , 1 .03% , 12/1/37 , Continuously
Callable @100 (e) ................................................... 1,700 1,700
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,052
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,338
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,433
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,448
Mobile County IDA Revenue AMT
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 ......................... 500 493
Series B , 4 .75% , 12/1/54 , Continuously Callable @100 ........................ 1,000 955
Southeast Energy Authority A Cooperative District Revenue , Series A , 5 .00% , 1/1/56 , (Put
Date 6/1/35) (d) .................................................... 4,500 4,732
39,059
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 858
Arizona (2.4%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 603
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,726
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,109
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,704
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,476
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 856
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 10,007
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (b) ............. 3,000 2,937
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,159
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (b) ............................ 2,500 1,877
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (b) ..................... 3,750 4,035
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,672
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,200
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,005
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,256
38,622
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (f) ......................................................... 1,000 937
7/1/29 (f) ......................................................... 1,165 1,057
7/1/30 (f) ......................................................... 1,150 1,008
7/1/36 (f) ......................................................... 2,500 1,693
4,695

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
28
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
California (5.1%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... $ 3,000 $ 2,997
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 1,018
Cerritos Community College District, GO
Series D , 8/1/31 (f) .................................................. 1,000 897
Series D , 8/1/32 (f) .................................................. 2,500 2,181
Series D , 8/1/33 (f) .................................................. 2,175 1,842
Series D , 8/1/34 (f) .................................................. 1,000 813
Series D , 8/1/35 (f) .................................................. 1,500 1,176
Series D , 8/1/36 (f) .................................................. 2,200 1,654
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (f) .................................................. 8,500 4,839
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (f) ......................................................... 10,000 5,372
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificates of Participation
5 .95% , 8/1/34 , Continuously Callable @100 ............................... 1,200 1,342
6 .05% , 8/1/42 , Continuously Callable @100 ............................... 4,000 4,445
Paramount Unified School District, GO
8/1/34 (f) ......................................................... 1,860 1,514
8/1/35 (f) ......................................................... 2,000 1,563
8/1/36 (f) ......................................................... 2,750 2,045
8/1/37 (f) ......................................................... 2,750 1,931
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,563
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,003
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (f) .................................................. 13,605 9,462
Series G , 8/1/37 (f) .................................................. 14,285 9,467
Santa Ana Unified School District Certificates of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (f) ............................................ 11,815 10,431
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (f) ......................................................... 8,885 7,252
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (f) .................................................. 3,000 2,405
Series C , 8/1/38 (f) .................................................. 3,000 2,036
82,690
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 555
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 751
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,853
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 625
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,230
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,065
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 1,943
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 2,250 1,859
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 750 714
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (f) ............................. 10,000 6,286
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,075
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 992
23,948

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
29
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... $ 3,000 $ 3,121
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,694
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,728
8,543
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,267
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,140 1,120
2,387
Florida (7.6%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... 700 595
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,174
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (b) ....... 1,750 1,810
Capital Trust Authority Revenue , Series A , 5 .25% , 12/1/55 , Continuously Callable @100 ... 200 201
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,885
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,001
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,265
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 2,000 1,610
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,317
City of Venice Revenue , Series A , 5 .50% , 1/1/55 , Continuously Callable @103 (b) ......... 755 746
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/54 , Continuously Callable @100 ..................................... 2,000 2,071
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 2,500 2,593
County of Miami-Dade Aviation Revenue AMT , Series A , 5 .50% , 10/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,060
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,752
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 21,378
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,039
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,619
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,322
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 518
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,342
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,413
Florida Higher Educational Facilities Financing Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,351
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,253
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 923
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 971
4 .13% , 12/1/54 , Continuously Callable @100 ............................... 1,000 906
Florida Housing Finance Corp. Revenue , Series 3 , 5 .13% , 1/1/56 , Continuously Callable @100 385 396
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 12,191
Series 2019A-1 , 4 .00% , 4/1/49 , Continuously Callable @100 ................... 4,500 3,994
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 953
Series C , 5 .00% , 11/15/54 , Continuously Callable @103 ....................... 2,000 1,966
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,180
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,007
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 5,007
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,820

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
30
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... $ 1,500 $ 1,381
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,733
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 152
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,832
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 245
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 1,036
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @102 ............................... 1,000 975
5 .00% , 1/1/55 , Continuously Callable @102 ............................... 1,000 956
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... 1,835 1,750
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 2,000 1,702
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 4/1/26 @ 100 .............. 2,200 2,203
122,594
Georgia (1.6%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,031
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,687
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously Callable
@100 ........................................................... 13,000 12,225
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,502
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 3,147
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 1,003
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,620
The Development Authority of Burke County Revenue , Series 1 , 1 .10% , 7/1/49 , Continuously
Callable @100 (e) ................................................... 500 500
The Development Authority of Burke County Revenue (NBGA - Southern Co.) , Series GA ,
1 .05% , 11/1/52 , Continuously Callable @100 (e) ............................. 1,500 1,500
25,215
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series A , 5 .25% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,750 1,837
Illinois (11.3%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,638
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,459
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,700
Chicago O'Hare International Airport Revenue , Series C , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 500 530
Chicago O'Hare International Airport Revenue AMT , Series E , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 5,075 5,341
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 3,000 3,014
City of Chicago, GO
Series A , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,335 1,402
Series F , 6 .00% , 1/1/55 , Continuously Callable @100 ......................... 1,000 1,036
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 3,257
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,591
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 7,992
Illinois Finance Authority Revenue
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 7,067
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 2,000
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 753
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 4,515
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 739

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
31
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 12/1/47 , Continuously Callable @100 ............................... $ 2,000 $ 1,947
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,269
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 1,013
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 961
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,649
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... 6,000 6,006
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 709
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 12,427
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ 1,000 975
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,125
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 461
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 2,925
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 30 30
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 20 20
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 320 325
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 485 492
Illinois Housing Development Authority Revenue , Series A , 4 .90% , 4/1/51 , Continuously
Callable @100 ..................................................... 1,600 1,620
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,750
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,519
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 8,995
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 591
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 41,856
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 13,790
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,004
State of Illinois, GO , Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ............ 2,000 2,106
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,009
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,009
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,149
183,766
Indiana (2.3%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,609
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,632
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 1,957
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,857
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 1,032
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,006
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 845
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,629
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 1,001
Indiana Housing & Community Development Authority Revenue
Series B-1 , 5 .05% , 7/1/55 , Continuously Callable @100 ....................... 1,800 1,844
Series D-1 , 4 .75% , 7/1/54 , Continuously Callable @100 ....................... 1,000 1,003
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/55 ,
Continuously Callable @100 ........................................... 500 512
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 7,003
37,930
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 6,241
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable @100 1,000 1,014
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 858
8,113

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
32
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Kansas (0.6%):
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ $ 5,000 $ 4,937
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 845
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,186
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 2,002
8,970
Kentucky (1.5%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,002
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. 3,000 2,631
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,362
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 882
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,617
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 3,080
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 493
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 2,020
Kentucky Public Energy Authority Revenue , Series B , 5 .00% , 12/1/33 , Continuously Callable
@100 ........................................................... 2,000 2,130
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 5,828
24,045
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue , Series B , 5 .00% , 12/1/41 , Continuously Callable
@100 ........................................................... 5,500 5,550
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 916
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,103
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 7,043
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,736
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 5,012
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 7,707
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,235
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 5,018
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 2,009
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 876
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 7,790
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/51 , Continuously Callable
@100 ........................................................... 4,120 4,260
Port New Orleans Board of Commissioners Revenue AMT
Series B , 5 .50% , 4/1/51 , Continuously Callable @100 ......................... 1,900 2,012
Series B , 5 .50% , 4/1/54 , Continuously Callable @100 ......................... 1,300 1,380
53,693
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 6,853
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/54 ,
Continuously Callable @100 ........................................... 2,000 2,072
Massachusetts (2.3%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 1,000

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
33
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 7/1/47 , Continuously Callable @100 ............................... $ 3,280 $ 3,181
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 832
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,453
5 .25% , 7/1/55 , Continuously Callable @103 ............................... 1,000 1,008
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,853
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,825
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,305
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 797
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 3,000
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 994
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 4,000 3,989
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 10,050
Series N , 5 .50% , 7/1/55 , Continuously Callable @100 ........................ 2,000 2,125
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,164
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .80% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,250 1,261
36,837
Michigan (2.7%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .00% , 2/1/41 ,
Continuously Callable @100 ........................................... 2,000 2,002
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,610
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,475
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,172
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 3,022
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,771
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 4,017
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,032
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,771
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 909
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 755
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 3,100
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,584
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,682
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,336
Michigan State Housing Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,009
43,247
Mississippi (0.1%):
Mississippi Home Corp. Revenue , Series A , 4 .95% , 6/1/53 , Continuously Callable @100 ... 1,665 1,703
Missouri (3.4%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 762
Series A , 6 .00% , 3/1/33 , Continuously Callable @100 ......................... 1,625 1,629
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,874
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 433
0.00%, 5/15/40 , Continuously Callable @103 (g) ............................ 1,662 71
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 375
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 8,567
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 814
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,037
Series A , 5 .00% , 2/1/42 , Continuously Callable @102 ......................... 3,500 3,567
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,201
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,703
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 16,653
Missouri Housing Development Commission Revenue
Series A , 4 .65% , 11/1/55 , Continuously Callable @100 ........................ 1,000 1,002

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
34
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 5 .00% , 11/1/55 , Continuously Callable @100 ........................ $ 1,000 $ 1,026
Series D , 5 .15% , 11/1/55 , Continuously Callable @100 ........................ 1,000 1,038
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 1,967
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,003
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,156
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @100 ..... 1,645 1,648
55,526
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... 4,000 4,001
Montana Board of Housing Revenue , Series A , 4 .88% , 12/1/54 , Continuously Callable @100 250 253
Montana Facility Finance Authority Revenue
4 .00% , 6/1/45 , Continuously Callable @100 ............................... 1,000 943
Series A , 5 .50% , 2/15/55 , Continuously Callable @100 ........................ 165 175
5,372
Nebraska (1.6%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 14,779
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,401
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 6,821
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/54 , Continuously Callable @100 .... 1,500 1,567
26,568
Nevada (1.2%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,734
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,403
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 11,702
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,033
19,872
New Hampshire (0.5%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,470
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,012
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,046
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,758
7,286
New Jersey (2.6%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,052
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,969
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 3,046
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,642
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,216
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,046
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,336
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,339
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,251
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 4 .00% , 6/15/50 ,
Continuously Callable @100 ........................................... 15,000 13,714
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,377
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 505

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
35
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... $ 3,000 $ 3,006
41,499
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 8,059
New York (3.5%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 4,000 3,456
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 683
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (b) ...................... 2,500 2,554
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 720 760
City of New York, GO , Series B-3 , 1 .10% , 10/1/46 , Continuously Callable @100 (e) ....... 6,820 6,820
Empire State Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously Callable
@100 ........................................................... 5,000 4,881
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series A , 11/15/32 (f) .. 5,000 4,147
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (d) ....................................................... 5,490 5,970
New York City Housing Development Corp. Revenue , Series A-1 , 4 .80% , 11/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,003
New York City Municipal Water Finance Authority Revenue , Series DD , 1 .10% , 6/15/33 ,
Continuously Callable @100 (e) ......................................... 4,530 4,530
New York Liberty Development Corp. Revenue , 2 .80% , 9/15/69 , Continuously Callable @100 1,500 1,411
New York State Dormitory Authority Revenue
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 2,000 2,031
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 625 578
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 3,000 2,585
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 335 363
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 4,882
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 683
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (f) ................................................ 5,000 4,342
Series A , 11/15/32 (f) ................................................ 3,000 2,523
Series B , 11/15/32 (f) ................................................ 2,500 2,102
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,007
57,311
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @102 ............................... 2,725 2,730
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 2,025
4,755
North Dakota (0.8%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 1,929
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,415
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 7,116
North Dakota Housing Finance Agency Revenue , Series A , 5 .05% , 7/1/53 , Continuously
Callable @100 ..................................................... 465 471
University of North Dakota Certificates of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,357
12,288
Ohio (3.3%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,648
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,691
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,120
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 8,311
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 2,000 2,001
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,477
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,335 1,373

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
36
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... $ 2,000 $ 2,047
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 3,000 3,000
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,335
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,757
5 .25% , 9/1/54 , Continuously Callable @100 ............................... 1,500 1,517
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 9,036
County of Warren Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 ............... 1,785 1,787
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... 4,475 4,576
5 .25% , 5/1/54 , Continuously Callable @100 ............................... 1,500 1,469
Port of Greater Cincinnati Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 700 722
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 638
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,395
53,900
Oklahoma (1.2%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 2,915
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,261
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 9,479
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 2,003
18,658
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 400 401
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,873
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,365
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 782
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,037
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 947
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 450
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,283
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@101 ........................................................... 1,180 1,041
11,179
Pennsylvania (8.5%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,810
Allegheny County Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,065
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,520
Allegheny County Sanitary Authority Revenue , 4 .13% , 12/1/55 , Continuously Callable @100 500 470
Allentown Commercial and IDA Revenue
5 .00% , 7/1/50 , Continuously Callable @100 (b) ............................. 2,000 1,912
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,643
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 1,020
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,279
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,584
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,505
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 1,065
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,684
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (b) ............................ 1,775 1,769
4 .50% , 10/1/54 , Continuously Callable @100 (b) ............................ 645 567

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
37
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... $ 3,250 $ 2,948
Commonwealth of Pennsylvania Certificates of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,031
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,319
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 9,796
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,259
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,049
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,026
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 820
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 786
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... 8,000 7,013
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,985
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 2,003
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 4,001
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,449
Northeastern Pennsylvania Hospital and Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 997
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,295
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 878
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 1,995
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 4 .00% , 7/15/46 , Continuously Callable @100 ........................ 2,025 1,716
Series B2 , 4 .38% , 11/1/54 , Continuously Callable @100 ....................... 1,200 1,113
Pennsylvania Housing Finance Agency Revenue
Series 148A , 4 .80% , 10/1/55 , Continuously Callable @100 ..................... 2,000 2,013
Series 149A , 5 .20% , 4/1/53 , Continuously Callable @100 ...................... 500 516
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 5,243
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,036
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,607
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,064
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,333
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,358
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,181
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 1,057
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 1,036
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 885 912
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 444 477
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 5,950 5,692
Series B1 , 0.00% , 6/30/44 , Continuously Callable @90 (h) ...................... 2,973 2,228
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,577
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,007
Series F , 5 .00% , 9/1/38 , Pre-refunded 9/1/26 @ 100 .......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,006
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 713
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,029
137,467
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 1,000 980

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
38
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina (0.5%):
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... $ 2,500 $ 2,299
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,818
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,861
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 984
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 982
7,944
Tennessee (1.2%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 2,034
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,052
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 5,007
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 799
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,469
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (b) ........................................ 1,000 969
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (d) .............. 5,000 5,441
Tennessee Housing Development Agency Revenue , Series 1A , 5 .05% , 7/1/55 , Continuously
Callable @100 ..................................................... 500 508
The Metropolitan Nashville Airport Authority Revenue AMT , Series B , 5 .25% , 7/1/56 ,
Continuously Callable @100 ........................................... 1,500 1,576
18,855
Texas (15.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 9,673
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 2,124
4 .50% , 8/15/55 , Continuously Callable @100 ............................... 1,000 985
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,004
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 7,208
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @103 ............................... 600 602
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 7,393
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8159 , 1 .40% , 3/1/41 (b) (e) ............................................. 5,500 5,500
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (f) ........................................................ 18,530 16,559
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,539
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 5,900 5,929
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 890
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,720
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 700
Clifton Higher Education Finance Corp. Revenue
5 .00% , 8/15/48 , Pre-refunded 8/15/28 @ 100 ............................... 645 690
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 9,355 9,429
4 .25% , 8/15/52 , Continuously Callable @100 ............................... 1,500 1,377
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 10,553
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 485
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,569
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,529
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 1,250 1,170

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
39
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... $ 4,500 $ 4,228
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,857
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 2,000 1,821
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 5,532
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 14,895
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,902
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,616
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 6,003
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 15,348
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 954
Series A-1 , 0.00% , 11/15/37 (g) ......................................... 410 410
Series A-2 , 0.00% , 11/15/36 (g) ......................................... 2,565 2,565
Series B , 2 .00% , 11/15/61 , Continuously Callable @105 (g) ..................... 11,160 5,924
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 1,004
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,799
Series B , 9/1/37 , Pre-refunded 9/1/31 @ 64.10 (f) ............................ 3,000 1,671
Series B , 5 .00% , 1/1/48 , Pre-refunded 1/1/27 @ 100 .......................... 500 512
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 4,500 4,531
Port of Port Arthur Navigation District Revenue
Series A , 1 .10% , 4/1/40 , Continuously Callable @100 (e) ....................... 7,600 7,600
Series B , 1 .10% , 4/1/40 , Continuously Callable @100 (e) ....................... 3,800 3,800
Series C , 1 .10% , 4/1/40 , Continuously Callable @100 (e) ....................... 9,800 9,800
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,839
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 3,007
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/54 , Continuously Callable @100 ............................... 1,000 766
5 .50% , 10/1/55 , Continuously Callable @100 ............................... 1,700 1,717
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 986
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (g) ..................... 3,682 2
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (g) ..................... 2,945 2
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,845
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 5,060
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,372
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,494
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,657
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 1 .40% , 8/1/62 , Continuously Callable @100 (b) (e) ....................... 2,500 2,500
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,539
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,518
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,628
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,693
253,025
Utah (0.1%):
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (b) ...................... 500 503
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,550 1,313
1,816

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
40
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vermont (0.4%):
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. $ 7,000 $ 5,510
6 .00% , 10/1/52 , Continuously Callable @100 (b) ............................ 2,000 1,772
7,282
Virginia (0.3%):
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @101 (g) ...................... 1,598 1,062
Series B , 6 .05% , 3/1/44 , Continuously Callable @101 ......................... 1,506 1,313
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (g) ...................... 6,327 2,689
5,064
Washington (1.8%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,049
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,293
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,762
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,025
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 5,252
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,088
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (b) ............................. 3,055 2,867
6 .13% , 7/1/53 , Continuously Callable @103 (b) ............................. 2,000 2,092
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,105
Series A-1 , 3 .50% , 12/20/35 ........................................... 916 911
29,444
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 1,900
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,835
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,883
6,618
Wisconsin (3.5%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (b) ............................ 2,200 2,204
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,234
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 464
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,431
5 .00% , 6/15/49 , Continuously Callable @100 (b) ............................ 520 470
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,422
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,409
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,144
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,788
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 2,046
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 2,823
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 948
5 .00% , 2/1/54 , Continuously Callable @100 ............................... 500 477
5 .00% , 6/15/54 , Continuously Callable @100 (b) ............................ 455 407
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 3,100
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 4,297
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 9,888
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 812
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (b) ...................... 570 588
Series A , 5 .25% , 6/15/55 , Continuously Callable @100 ........................ 500 507
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,700
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (b) ..................... 2,870 2,146
Series B , 5 .50% , 6/15/55 , Continuously Callable @100 ........................ 375 376
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 944
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 937

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
41
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... $ 1,285 $ 1,294
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,505
Wisconsin Health & Educational Facilities Authority Revenue
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,176
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 347
4 .38% , 8/15/55 , Continuously Callable @100 ............................... 2,000 1,885
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ 475 410
56,179
Total Municipal Bonds (Cost $1,674,231)
a
a
a
1,604,624
Total Investments (Cost $1,674,641) — 99.1% 1,605,034
Other assets in excess of liabilities —  0.9% 15,165
NET ASSETS - 100.00% $ 1,620,199
(a) Amount represents less than 0.05% of net assets.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$40,635 (thousands) and amounted to 2.5% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 28, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Put Bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Zero-coupon bond.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
42
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.9%)
Alabama (11.0%):
Baldwin County IDA Revenue AMT, Series A, 5.00%, 6/1/55, (Put Date 6/1/32)(a)(b) ...... $ 1,000 $ 1,031
Black Belt Energy Gas District Revenue
4.00%, 10/1/52, (Put Date 12/1/26)(b) .................................... 3,000 3,027
Series A, 5.00%, 9/1/26 .............................................. 200 202
Series A, 5.00%, 5/1/27 .............................................. 1,100 1,117
Series A, 5.00%, 5/1/28 .............................................. 4,075 4,190
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(b) ............................... 2,000 2,089
Series B, 5.00%, 9/1/26 .............................................. 2,330 2,352
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 2,825 2,956
Series B, 5.00%, 10/1/55 , (Put Date 9/1/32)(b) .............................. 3,585 3,868
Series C, 5.50%, 6/1/26 .............................................. 1,000 1,005
Series C, 5.00%, 5/1/55, (Put Date 7/1/31)(b) ............................... 2,000 2,162
Series D, 5.00%, 11/1/26 ............................................. 1,000 1,013
Series D2, 3.89% (SOFR+140bps), 7/1/52, (Put Date 6/1/27)(b)(c) ................ 3,300 3,334
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 8/1/30 ..................................................... 1,275 1,415
Energy Southeast A Cooperative District Revenue
Series B, 5.00%, 12/1/26 ............................................. 250 254
Series B, 5.00%, 6/1/27 .............................................. 200 205
Series B, 5.00%, 12/1/27 ............................................. 250 258
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 5,000 5,305
Selma Industrial Development Board Revenue, Series A, 3.45%, 11/1/33, (Put Date 10/1/31)(b) 4,525 4,600
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 7/1/26 .............................................. 1,755 1,765
Series A, 5.00%, 11/1/26 .............................................. 2,060 2,090
Series A, 5.00%, 11/1/27 .............................................. 1,975 2,045
Series A, 5.00%, 6/1/31 .............................................. 325 355
Series A, 5.00%, 11/1/33 .............................................. 2,070 2,239
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 3,000 3,225
Series A, 5.00%, 1/1/56, (Put Date 6/1/35)(b) ............................... 2,500 2,629
Series B, 5.25%, 3/1/55 , (Put Date 1/1/33)(b) ............................... 9,950 10,760
Series C, 5.00%, 10/1/55, (Put Date 11/1/32)(b) ............................. 1,500 1,664
The Lower Alabama Gas District Revenue, Series A, 5.00%, 12/1/33, Continuously Callable
@100 ........................................................... 2,500 2,688
69,843
Arizona (1.3%):
Arizona IDA Revenue
3.00%, 12/15/31, Continuously Callable @100(a) ............................ 365 343
Series B, 4.00%, 7/1/31 .............................................. 215 219
Chandler IDA Revenue AMT, 4.00%, 6/1/49, (Put Date 6/1/29)(b) .................... 2,500 2,544
Maricopa County IDA Revenue
4.00%, 7/1/29(a) ................................................... 725 726
3.00%, 7/1/31(a) ................................................... 500 486
Sierra Vista IDA Revenue, 5.00%, 6/15/34, Continuously Callable @100(a) ............. 1,250 1,287
Tempe IDA Revenue
Series A, 4.00%, 12/1/26 ............................................. 240 241
Series A, 4.00%, 12/1/27 ............................................. 355 357
Series A, 4.00%, 12/1/28 ............................................. 365 367
Series A, 4.00%, 12/1/29 ............................................. 380 382
Series A, 4.00%, 12/1/30, Continuously Callable @102 ........................ 495 499
Series A, 4.00%, 12/1/31, Continuously Callable @102 ........................ 465 468
7,919
Arkansas (1.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30 ..................................................... 1,180 1,278
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,200 1,307
5.00% , 9/1/44, (Put Date 9/1/27)(b) ...................................... 4,000 4,087
Arkansas Development Finance Authority Revenue AMT, 3.88%, 10/15/65, (Put Date
10/15/32)(b) ...................................................... 1,000 1,017
7,689

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
43
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
California (3.6%):
California Community Choice Financing Authority Revenue
Series B, 5.00%, 1/1/55, (Put Date 12/1/32)(b) .............................. $ 4,000 $ 4,229
Series C, 5.00%, 8/1/55, (Put Date 10/1/32)(b) .............................. 5,000 5,394
Series G, 5.00%, 11/1/55 , (Put Date 8/1/32)(b) .............................. 2,500 2,637
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30 ....... 200 212
California Health Facilities Financing Authority Revenue, Series A, 3.85%, 11/15/27,
Continuously Callable @100 ........................................... 1,500 1,500
California Municipal Finance Authority Revenue AMT
Series A, 3.45%, 7/1/41, (Put Date 4/1/26)(b) ............................... 1,125 1,124
Series A, 3.45%, 10/1/41, (Put Date 10/2/28)(b) ............................. 1,500 1,501
California Pollution Control Financing Authority Revenue AMT, 2.87%, 7/1/43, (Put Date
8/17/26)(a)(b) ..................................................... 1,500 1,500
California School Finance Authority Revenue, 4.40%, 12/1/26(a) ..................... 1,000 1,003
City of Los Angeles Department of Airports Revenue AMT, Series F, 5.00%, 5/15/33 ...... 2,030 2,358
Sierra View Local Health Care District Revenue
5.00%, 7/1/27 ..................................................... 315 326
5.00%, 7/1/28 ..................................................... 330 349
5.00%, 7/1/29 ..................................................... 315 341
5.00%, 7/1/30 ..................................................... 310 342
Southern California Public Power Authority Revenue, Series A, 5.00%, 9/1/26 ........... 235 237
23,053
Colorado (0.5%):
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29 .............................................. 500 542
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 1,950 2,096
Southlands Metropolitan District No. 1, GO, Series A-1, 3.50%, 12/1/27 ................ 400 401
3,039
Connecticut (2.4%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26 ................................ 3,450 3,490
City of New Haven, GO
Series A, 5.00%, 8/1/26 .............................................. 580 585
Series A, 5.00%, 8/1/27 .............................................. 1,000 1,033
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 2/1/27 .............................................. 600 613
Series B, 5 .00%, 2/1/28 .............................................. 525 549
Series B, 5.00%, 2/1/29 .............................................. 550 588
City of West Haven, GO, Series A, 5.00%, 11/1/27 ............................... 650 674
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%,
7/1/53, (Put Date 1/1/27)(b) ........................................... 3,000 3,065
Connecticut State Higher Education Supplement Loan Authority Revenue AMT, Series B-2,
5.00%, 11/15/45, (Put Date 5/14/26)(b) ................................... 2,725 2,735
Stamford Housing Authority Revenue, Series C, 4.75%, 10/1/32 ..................... 1,500 1,560
14,892
District of Columbia (0.8%):
Deutsche Bank Spears/Lifers Trust Local Revenue, Series 8178, 1.40%, 5/1/30(a)(d) ....... 5,000 5,000
Florida (3.6%):
Alachua County Health Facilities Authority Revenue
5.00%, 12/1/37, (Put Date 12/1/26)(b) .................................... 3,000 3,019
Series B-1, 4.00%, 10/1/30, Continuously Callable @100 ...................... 735 737
Series B-2, 3.75%, 10/1/30, Continuously Callable @100 ...................... 1,000 1,002
Series B-3, 3.63%, 10/1/30, Continuously Callable @100 ...................... 1,390 1,393
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30 ............................... 135 138
Capital Trust Authority Revenue, Series A, 4.25%, 12/15/34, Continuously Callable @100 .. 3,000 3,027
City of Pompano Beach Revenue, 3.50%, 9/1/30, Continuously Callable @103 ........... 3,590 3,562
City of Venice Revenue
Series B-1, 4.63% , 1/1/30, Continuously Callable @100(a) ..................... 750 751
Series B-2, 4.50%, 1/1/30, Continuously Callable @100(a) ..................... 575 575
County of Escambia Revenue, Series B, 3.45%, 11/1/33, (Put Date 10/1/31)(b) ........... 1,500 1,538
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/27 ............................................. 390 400
Series A, 5.00%, 6/15/28, Continuously Callable @100 ........................ 410 419
Series A, 5.00%, 6/15/29, Continuously Callable @100 ........................ 360 368

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
44
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00% , 6/15/30, Continuously Callable @100 ........................ $ 475 $ 485
Florida Development Finance Corp. Revenue AMT, Series A, 3.40%, 9/1/50, (Put Date 9/1/28)
(b) ............................................................. 1,000 999
Florida Local Government Finance Commission Revenue
Series B-2, 4.45%, 11/15/31, Continuously Callable @100(a) ................... 1,500 1,519
Series B-3, 4.20%, 11/15/30, Continuously Callable @100(a) ................... 1,500 1,528
Lee County IDA Revenue, Series B-1, 4.75%, 11/15/29, Continuously Callable @100 ...... 1,000 1,007
22,467
Georgia (6.1%):
Development Authority of Appling County Revenue, 1.05%, 9/1/29, Continuously Callable
@100(d) ......................................................... 1,000 1,000
Development Authority of Heard County Revenue, Series GA, 1.06%, 9/1/26, Continuously
Callable @100(d) ................................................... 1,000 1,000
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31 ................. 1,000 935
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/28 ............................................. 1,000 1,048
Series A, 5.00%, 5/15/29 ............................................. 1,775 1,893
Series B, 5.00%, 12/1/52, (Put Date 6/1/29)(b) .............................. 6,000 6,365
Series C, 5.00%, 12/1/54, (Put Date 12/1/31)(b) ............................. 12,500 13,543
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(b) .............................. 2,000 2,157
The Development Authority of Burke County Revenue
Series 1, 1.10%, 7/1/49, Continuously Callable @100(d) ....................... 3,500 3,500
Series 4, 3.80%, 10/1/32, (Put Date 5/21/26)(b) ............................. 1,000 1,002
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33, (Put Date
10/1/29)(b) ....................................................... 5,000 4,806
The Development Authority of Monroe County Revenue, 3.88%, 6/1/42, (Put Date 3/6/26)(b) 1,500 1,500
38,749
Illinois (7.4%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27 ............................................. 1,400 1,403
Series B, 5.00%, 12/1/31, Continuously Callable @100 ........................ 1,000 1,031
Chicago Park District, GO
Series F-2, 5.00%, 1/1/27 ............................................. 600 613
Series F-2, 5.00%, 1/1/28 ............................................. 1,000 1,048
Series F-2, 5.00%, 1/1/29 ............................................. 1,000 1,073
Series F-2, 5.00%, 1/1/30 ............................................. 1,305 1,429
Series F-2, 5.00%, 1/1/31, Continuously Callable @100 ....................... 2,115 2,303
Series F-2, 5.00%, 1/1/32, Continuously Callable @100 ....................... 1,750 1,903
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
1/1/31, Continuously Callable @100 ..................................... 750 783
Chicago Transit Authority Capital Grant Receipts Revenue, 5.00%, 6/1/26 .............. 1,000 1,005
City of Chicago Lakeshore East Special Assessment
2.69%, 12/1/26(a) .................................................. 205 203
2.87%, 12/1/27(a) .................................................. 155 153
City of Chicago Waterworks Revenue
5.00%, 11/1/26 ..................................................... 1,000 1,019
Series A-1, 4.00%, 11/1/26 ............................................ 2,500 2,529
Illinois Development Finance Authority Revenue AMT, 3.45%, 11/1/44, (Put Date 11/2/26)(b) 750 756
Illinois Finance Authority Revenue
5.00%, 10/1/29 .................................................... 500 537
5.00%, 10/1/30 .................................................... 250 273
3.75% (SOFR+115bps), 11/1/34, (Put Date 9/1/28)(b)(c) ....................... 3,380 3,381
Series B, 5.00%, 10/1/34(a) ........................................... 900 947
Series B, 2.58% ( MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26)(b)(c) .............. 2,250 2,246
Series B-1, 5.00%, 8/15/43, (Put Date 8/15/30)(b) ............................ 3,000 3,256
La Salle & Bureau Counties Township High School District No. 120, GO, 4.00%, 12/1/28,
Continuously Callable @100 ........................................... 500 500
Montgomery Christian & Fayette Counties Community Unit School District No. 22, GO,
4.00%, 11/1/30, Continuously Callable @100 ............................... 750 750
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5.00%, 10/1/30 .................................................... 325 358
5.00%, 10/1/31, Continuously Callable @100 ............................... 450 500
Series B, 5.00%, 4/1/30 .............................................. 250 273

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
45
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sales Tax Securitization Corp. Revenue, Series A, 5.00%, 1/1/30 ..................... $ 2,000 $ 2,183
State of Illinois, GO, Series C, 5.00%, 11/1/29, Continuously Callable @100 ............ 8,985 9,335
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28 .................................................... 1,000 1,041
5.00%, 6/15/30 .................................................... 1,500 1,604
5.00%, 6/15/31 .................................................... 575 622
5.00%, 6/15/32, Continuously Callable @100 ............................... 480 518
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29 ..................................................... 750 779
4.00%, 4/1/30 ..................................................... 750 786
47,140
Indiana (2.5%):
City of Rockport Revenue, Series A, 3.70%, 6/1/47 , (Put Date 6/1/29)(b) ............... 2,000 2,059
Indiana Bond Bank Revenue
1/15/27(e) ........................................................ 1,280 1,254
1/15/28(e) ........................................................ 1,100 1,053
1/15/29(e) ........................................................ 565 528
7/15/29, Continuously Callable @99(e) ................................... 730 644
Indiana Finance Authority Revenue
5.00%, 4/1/26 ..................................................... 790 791
5.00%, 4/1/27 ..................................................... 830 848
5.00%, 4/1/28 ..................................................... 870 903
5.00%, 4/1/29 ..................................................... 1,180 1,235
Series C-1, 4.13%, 5/15/32, Continuously Callable @100 ...................... 1,000 1,003
Series C-2, 3.75%, 5/15/32, Continuously Callable @100 ...................... 1,000 1,002
Indiana Finance Authority Revenue AMT, Series A, 2.90%, 5/1/28, (Put Date 3/2/26)(b) .... 2,750 2,750
Indianapolis Local Public Improvement Bond Bank Revenue AMT, Series B2, 5.00%, 1/1/33 1,500 1,673
15,743
Iowa (0.1%):
Iowa Student Loan Liquidity Corp. Revenue AMT, Series B, 5.00%, 12/1/35 ............ 635 706
Kentucky (7.0%):
City of Ashland Revenue
5.00%, 2/1/28 ..................................................... 1,775 1,855
5.00%, 2/1/30 ..................................................... 740 805
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26)(b) ..................... 5,000 4,950
County of Owen Revenue
Series A, 2.45% , 6/1/39, (Put Date 10/1/29)(b) .............................. 10,000 9,820
Series B, 2.45%, 9/1/39, (Put Date 10/1/29)(b) .............................. 5,000 4,853
Kentucky Economic Development Finance Authority Revenue, 4.50%, 10/1/27, Continuously
Callable @100 ..................................................... 5,000 5,003
Kentucky Public Energy Authority Revenue
Series A, 5.00%, 5/1/55, (Put Date 7/1/30)(b) ............................... 1,000 1,070
Series A, 5.25%, 6/1/55, (Put Date 12/1/29)(b) .............................. 5,000 5,401
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,820 1,938
Series B, 5.00%, 1/1/55, (Put Date 8/1/32)(b) ............................... 1,000 1,084
Series C, 4.00%, 2/1/50, (Put Date 2/1/28)(b) ............................... 3,370 3,443
Louisville/Jefferson County Metropolitan Government Revenue, Series D, 5.00%, 10/1/47, (Put
Date 10/1/29)(b) ................................................... 4,000 4,319
44,541
Louisiana (0.8%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100 ................. 1,000 954
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously
Callable @100 ..................................................... 3,470 3,803
4,757
Maryland (1.7%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/26 .............................................. 2,000 2,013
Series A, 5.00%, 6/1/27 .............................................. 1,340 1,385
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28 ..................................................... 1,910 2,003
5.00%, 7/1/29 ..................................................... 1,130 1,207
5.00%, 7/1/30 ..................................................... 1,000 1,087

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
46
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31 .............................................. $ 1,475 $ 1,533
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,550 1,611
10,839
Massachusetts (0.9%):
Massachusetts Development Finance Agency Revenue
5.25%, 9/1/26 ..................................................... 875 884
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,425 1,493
Series B, 5.00%, 8/15/55, (Put Date 8/15/31)(b) ............................. 1,000 1,104
Series S, 5.00%, 7/15/26, ETM ......................................... 310 313
Series S, 5.00%, 7/15/28, ETM ......................................... 340 361
Series S, 5.00%, 7/15/30, ETM ......................................... 640 712
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 5.00%, 10/1/30 ........................................ 975 1,085
5,952
Michigan (2.2%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29 ..................................................... 1,995 2,095
5.00%, 7/1/30 ..................................................... 2,290 2,477
Michigan Finance Authority Revenue
4.00%, 2/1/27 ..................................................... 50 50
4.00%, 2/1/32 ..................................................... 285 289
Michigan Strategic Fund Revenue AMT, 4.13%, 8/1/27 ............................ 5,000 5,066
Summit Academy North Revenue
2.25%, 11/1/26 ..................................................... 280 277
4.00%, 11/1/31, Continuously Callable @103 ............................... 1,565 1,544
Wayne County Airport Authority Revenue AMT, Series G, 5.00%, 12/1/26 .............. 2,000 2,037
13,835
Minnesota (0.0%):(f)
Sanford Canby Community Hospital District No. 1 Revenue, 2.03%, 11/1/26, Continuously
Callable @100(d) ................................................... 245 245
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 4,000 4,003
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/26 ..................................................... 205 205
4.00%, 8/1/28 ..................................................... 415 421
4.00%, 8/1/30 ..................................................... 295 301
Missouri State Environmental Improvement & Energy Resources Authority Revenue AMT,
4.05%, 5/1/38, (Put Date 7/1/30)(b) ...................................... 2,700 2,767
3,694
Nebraska (1.0%):
Central Plains Energy Project Revenue, Series 1, 5.00%, 5/1/53 , (Put Date 10/1/29)(b) ..... 6,000 6,382
Nevada (0.7%):
County of Clark Revenue, Series R, 3.75%, 1/1/36, (Put Date 3/31/26)(b) ............... 2,500 2,502
State of Nevada Department of Business & Industry Revenue AMT, 3.45%, 12/1/26, (Put Date
6/1/26)(a)(b) ...................................................... 2,000 2,002
4,504
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5.00%, 12/1/28, Continuously Callable @100(a) ............................. 700 701
4.00%, 1/1/30, Continuously Callable @103 ............................... 280 283
4.00%, 1/1/31, Continuously Callable @103 ............................... 295 298
1,282
New Jersey (2.3%):
New Jersey Higher Education Student Assistance Authority Revenue AMT
Series 1B, 5.00%, 12/1/29 ............................................. 2,000 2,157
Series 2, 5.00%, 12/1/56, (Put Date 6/2/26)(b) .............................. 5,000 5,020
Township of Irvington, GO, 4.50%, 3/18/26 .................................... 7,370 7,374
14,551

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
47
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Mexico (1.9%):
City of Farmington Revenue
Series A, 2.15%, 4/1/33, Continuously Callable @101 ......................... $ 5,000 $ 4,499
Series C, 3.87%, 6/1/40 , (Put Date 6/1/29)(b) ............................... 1,000 1,028
Series E, 3.87%, 6/1/40, (Put Date 6/1/29)(b) ............................... 600 617
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27 ..................................................... 770 791
5.00%, 6/1/28 ..................................................... 780 818
5.00%, 6/1/29 ..................................................... 835 892
5.00%, 6/1/30 ..................................................... 525 566
5.00%, 6/1/31, Continuously Callable @100 ............................... 690 748
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28 ..................................................... 840 891
5.00%, 9/1/31, Continuously Callable @100 ............................... 300 329
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 3.75%,
5/1/28(a) ......................................................... 702 706
11,885
New York (9.1%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27 ....................... 125 125
City of Cortland, GO, 4.50%, 5/15/26 ........................................ 7,500 7,514
City of Fulton, GO, Series A, 5.25%, 7/31/26 ................................... 4,925 4,958
City of Ithaca, GO, Series A, 4.25%, 2/12/27 ................................... 2,800 2,821
City of Little Falls, GO, 5.00%, 7/6/26 ........................................ 2,000 2,009
City of Mount Vernon, GO
5.00%, 5/29/26(a) .................................................. 2,200 2,211
4.50%, 12/23/26(a) .................................................. 1,300 1,311
City of New York, GO, Series B-3, 1.10%, 10/1/46(d) ............................. 2,600 2,600
City of Poughkeepsie, GO, 4.00%, 4/15/26 ..................................... 230 230
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(b) ........................... 1,830 1,990
Series A3, 3.14% (SOFR+65bps), 11/15/42, (Put Date 4/1/26)(b)(c) ............... 10,000 9,997
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series 2, 3.29% (SOFR+80bps), 11/1/32, (Put Date 4/1/26)(b)(c) ................. 2,000 2,000
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 1,650 1,556
2.80%, 9/15/69, Continuously Callable @100 ............................... 14,950 14,067
Series A, 1.90%, 11/15/31, Continuously Callable @100 ....................... 2,000 1,785
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 1.40%, 8/1/50(a)(d) ............................................. 9 9
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100 ............................... 1,050 1,052
5.00%, 9/1/27 ..................................................... 1,250 1,297
57,532
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue,
3.45%, 11/1/33, (Put Date 10/1/31)(b) .................................... 1,100 1,125
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 10/1/27 ............................................. 600 612
Series B-1, 2.55%, 9/1/26, Continuously Callable @100 ....................... 1,575 1,575
Series B-1, 4.25%, 10/1/28, Continuously Callable @100 ...................... 250 250
Series B-1, 4.75%, 9/1/29, Continuously Callable @100 ....................... 410 410
Series B-2, 4.50%, 9/1/29, Continuously Callable @100 ....................... 625 625
4,597
North Dakota (0.4%):
City of Grand Forks Revenue
5.00%, 12/1/31 .................................................... 1,200 1,302
5.00%, 12/1/32, Continuously Callable @100 ............................... 1,300 1,406
2,708
Ohio (1.9%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29, ETM ............................................... 275 301
5.00%, 11/15/30, ETM ............................................... 350 391
5.00%, 11/15/31, Pre-refunded 11/15/30 @ 100 ............................. 300 338

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
48
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Cleveland-Cuyahoga County Port Authority Revenue, Series A, 5.25%, 1/1/34, Continuously
Callable @102(a) ................................................... $ 500 $ 521
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100 .. 2,000 2,207
County of Hamilton Revenue, 5.00%, 9/15/29 .................................. 1,345 1,428
Ohio Air Quality Development Authority Revenue, Series B, 2.40%, 12/1/38, (Put Date
10/1/29)(b) ....................................................... 3,250 3,214
Ohio Air Quality Development Authority Revenue AMT, Series A, 3.75%, 1/1/29 ......... 1,000 1,014
State of Ohio Revenue
5.00%, 11/15/27 .................................................... 425 440
5.00%, 11/15/30 .................................................... 710 773
5.00%, 11/15/31, Continuously Callable @100 .............................. 465 505
Series A, 5.00%, 1/15/30 ............................................. 1,000 1,087
12,219
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue, 4.00%, 9/1/28 ............................... 5,000 5,091
Oregon (1.1%):
County of Gilliam Revenue AMT, Series A, 4.25%, 7/1/38, (Put Date 7/2/29)(b) .......... 6,250 6,370
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28 ............................................. 150 156
Series A, 5.00%, 10/1/29 ............................................. 300 318
Series A, 5.00%, 10/1/30 ............................................. 300 322
7,166
Pennsylvania (4.2%):
Chester County IDA Revenue, 5.00%, 3/1/27, Continuously Callable @100 ............. 3,375 3,407
Clairton Municipal Authority Revenue
Series A, 4.00%, 12/1/29 ............................................. 705 730
Series B, 5.00%, 12/1/26 ............................................. 675 688
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26 ....................... 2,000 2,013
County of Lehigh Revenue
5.00%, 7/1/28 ..................................................... 1,750 1,846
5.00%, 7/1/29 ..................................................... 2,000 2,152
Delaware County Authority Revenue, 5.00%, 10/1/30 ............................. 1,200 1,224
Latrobe IDA Revenue
5.00%, 3/1/28 ..................................................... 135 139
5.00%, 3/1/29 ..................................................... 175 183
5.00%, 3/1/30 ..................................................... 150 159
5.00%, 3/1/31 ..................................................... 175 188
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A, 3.25%, 4/1/34(b) ............................................ 1,000 1,000
Series A, 4.00%, 6/1/41, (Put Date 4/15/26)(b) .............................. 5,000 5,003
Pennsylvania Higher Education Assistance Agency Revenue AMT, Series 1A, 5.00%, 6/1/30 . 500 537
Philadelphia IDA Revenue
5.00%, 6/15/28(a) .................................................. 210 215
5.00%, 6/15/29, Continuously Callable @100(a) ............................. 220 225
5.00%, 6/15/30, Continuously Callable @100(a) ............................. 145 148
Series DB-8161, 1.40%, 7/1/61, Callable 8/6/26 @ 100(a)(d) .................... 5,000 5,000
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 177 182
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 89 95
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 1,190 1,138
Series B1, 0.00%, 6/30/44, Continuously Callable @90(g) ...................... 595 446
26,718
South Carolina (0.9%):
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable
@100 ........................................................... 2,220 2,335
South Carolina Jobs-Economic Development Authority Revenue, 4.00%, 12/1/35,
Continuously Callable @100 ........................................... 3,000 3,045
5,380
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue, 2.03%, 11/1/27,
Continuously Callable @100(d) ........................................ 600 600

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
49
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tennessee (1.8%):
Metropolitan Government Nashville & Davidson County Industrial Development Board
Revenue AMT, 3.87%, 8/1/31, (Put Date 8/3/26)(b) .......................... $ 2,000 $ 2,004
Tennergy Corp. Revenue
Series A, 4.00%, 12/1/51, (Put Date 9/1/28)(b) .............................. 4,130 4,238
Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(b) ............................. 5,000 5,441
11,683
Texas (12.9%):
City of Galveston Wharves & Terminal Revenue AMT
Series A, 5.00%, 8/1/26 .............................................. 250 252
Series A, 5.00%, 8/1/27 .............................................. 280 287
Series A, 5.00%, 8/1/28 .............................................. 230 239
Series A, 5.00%, 8/1/29 .............................................. 250 264
Series A, 5.00%, 8/1/30 .............................................. 345 369
Series A, 5.00%, 8/1/31 .............................................. 660 712
County of Wise Revenue
5.00%, 8/15/29 .................................................... 880 930
5.00%, 8/15/31 .................................................... 680 735
5.00%, 8/15/32, Continuously Callable @100 ............................... 450 485
5.00%, 8/15/33, Continuously Callable @100 ............................... 930 997
Dallas Fort Worth International Airport Revenue AMT, Series A-2, 5.00%, 11/1/50 , (Put Date
11/1/32)(b) ....................................................... 3,000 3,362
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26)(b) ..................................... 1,400 1,425
Series A, 5.00%, 11/15/54, (Put Date 5/15/32)(b) ............................ 2,000 2,194
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2024-DBE-
8153, 1.40%, 3/1/60, Continuously Callable @100(a)(d) ....................... 5,835 5,835
Las Varas Public Facility Corp. Revenue, Series A, 3.35%, 11/1/44, (Put Date 11/1/29)(b) ... 3,500 3,472
Martin County Hospital District, GO
4.00%, 4/1/27 ..................................................... 300 304
4.00%, 4/1/29 ..................................................... 405 420
4.00%, 4/1/32, Continuously Callable @100 ............................... 350 366
Mission Economic Development Corp. Revenue AMT
5.00%, 12/1/64, (Put Date 6/1/30)(b) ..................................... 800 837
Series A, 3.00%, 5/1/50, (Put Date 5/1/26)(b) ............................... 1,750 1,750
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/27(h) ............................................ 1,251 1,244
Series A, 5.00%, 7/1/28(h) ............................................ 2,135 2,124
Series B2, 4.63%, 10/1/30, Continuously Callable @100 ....................... 1,000 998
Series B3, 4.25%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,008
Port of Port Arthur Navigation District Revenue
Series A, 1.10%, 4/1/40, Continuously Callable @100(d) ...................... 12,685 12,685
Series B, 1.10%, 4/1/40, Continuously Callable @100(d) ...................... 23,575 23,575
Series C, 1.10%, 4/1/40, Continuously Callable @100(d) ...................... 7,755 7,755
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 2,000 2,082
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, 5.00%, 1/1/55, (Put Date 1/1/34)
(b) ............................................................. 2,000 2,196
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31,
Continuously Callable @100 ........................................... 2,355 2,448
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8158, 1.40%, 8/1/62, Continuously Callable @100(a)(d) ....................... 600 600
81,950
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103 ............................... 445 444
4.00%, 5/1/30, Continuously Callable @103 ............................... 230 229
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/26 ..... 1,000 1,001
1,674
Virginia (1.7%):
James City County Economic Development Authority Revenue, Series A, 4.00%, 12/1/30,
Continuously Callable @103 ........................................... 220 221
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 1.40%, 6/1/63, Continuously Callable @100(a)(d) .......... 5,855 5,855

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
50
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Marquis Community Development Authority of York County Revenue, 1.50%, 9/1/45(a)(h) .. $ 1,074 $ 401
Marquis Community Development Authority of York County Tax Allocation
Series A, 1.02%, 9/1/36(h) ............................................ 3,506 1,309
Series C, 9/1/41(e) .................................................. 5,111 5
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @101 ........ 1,700 1,705
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/30, Continuously
Callable @103 ..................................................... 1,250 1,322
10,818
Washington (0.9%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26 .................................................... 2,000 2,021
5.00%, 8/15/27 .................................................... 2,175 2,227
Series B-3, 5.00%, 8/1/49, (Put Date 8/1/26)(b) ............................. 1,000 1,001
Washington State Housing Finance Commission Revenue, Series A, 5.00%, 7/1/26 ........ 290 292
5,541
West Virginia (0.1%):
County of Ohio Special District Excise Tax Revenue, Series A, 5.00%, 6/1/26 ............ 525 528
Wisconsin (1.6%):
Public Finance Authority Revenue
4.00%, 3/1/26(a) ................................................... 1,510 1,510
4.00%, 3/1/27(a) ................................................... 795 792
4.00%, 3/1/28(a) ................................................... 840 831
3.25%, 1/1/30 ..................................................... 1,795 1,809
5.00%, 4/1/30(a) ................................................... 500 514
Series A, 5.00%, 6/1/30 .............................................. 750 783
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 3/15/30 .................................................... 400 408
Series B, 4.00%, 9/15/26 ............................................. 110 111
Series B, 4.00%, 9/15/27 ............................................. 140 142
Series B, 4.00%, 9/15/28, Continuously Callable @103 ........................ 200 202
Series B, 4.00%, 9/15/29, Continuously Callable @103 ........................ 305 309
Series B, 4.00%, 9/15/30, Continuously Callable @103 ........................ 320 324
Series B, 4.00%, 9/15/31, Continuously Callable @103 ........................ 315 319
Series B-2, 5.00%, 2/15/51, Pre-refunded 8/15/26 @ 100 ....................... 2,000 2,027
10,081
Total Municipal Bonds (Cost $631,514)
a
a
a
626,996
Total Investments (Cost $631,514) — 98.9% 626,996
Other assets in excess of liabilities —  1.1% 7,256
NET ASSETS - 100.00% $ 634,252
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2026, the fair value of these securities was
$46,439 (thousands) and amounted to 7.3% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2026.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Amount represents less than 0.05% of net assets.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
51
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Statements of Assets and Liabilities
February 28, 2026
52
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Intermediate-Term
Fund
Victory Tax Exempt
Long-Term Fund
Victory Tax Exempt
Short-Term Fund
Assets:
Investments, at value (Cost $2,841,383, $1,674,641 and $631,514) $ 2,812,667 $ 1,605,034 $ 626,996
Cash 294 1,177 1,066
Receivables:
Interest 32,221 17,387 6,841
Capital shares issued 1,352 267 82
From Adviser 55 13 10
Prepaid expenses 48 28 26
Total Assets 2,846,637 1,623,906 635,021
Liabilities:
Payables:
Distributions 586 612 105
Investments purchased 1,537 — —
Capital shares redeemed 2,179 2,393 352
Accrued expenses and other payables:
Investment advisory fees 608 398 162
Administration fees 305 183 72
Custodian fees 2 11 1
Transfer agent fees 132 55 30
Compliance fees 2 1 — (a)
Trustees' fees — (a) 1 1
12b-1 fees 3 — (a) — (a)
Other accrued expenses 70 53 46
Total Liabilities 5,424 3,707 769
Commitments and contingencies (Note 4 )
Net Assets:
Capital 3,031,871 1,813,375 669,404
Total accumulated earnings (loss) (190,658) (193,176) (35,152)
Net Assets $ 2,841,213 $ 1,620,199 $ 634,252
Net Assets:
Fund Shares $ 2,253,702 $ 1,574,200 $ 607,901
Institutional Shares 556,330 42,826 22,288
Class A 31,181 3,173 4,063
Total $ 2,841,213 $ 1,620,199 $ 634,252
Shares (unlimited number of shares authorized with no par value):
Fund Shares 176,220 128,746 58,337
Institutional Shares 43,513 3,503 2,138
Class A 2,438 260 389
Total 222,171 132,509 60,864
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12.79 $ 12.23 $ 10.42
Institutional Shares 12.79 12.22 10.43
Class A 12.79 12.21 10.43
Maximum Sales Charge — Class A 2.25% 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 13.08 $ 12.49 $ 10.67
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended February 28, 2026
53
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Intermediate-Term
Fund
Victory Tax Exempt
Long-Term Fund
Victory Tax Exempt
Short-Term Fund
Investment Income:
Interest $ 113,119 $ 67,921 $ 21,397
Total Income 113,119 67,921 21,397
Expenses:
Investment advisory fees 8,076 4,241 2,065
Administration fees — Fund Shares 3,476 2,347 927
Administration fees — Institutional Shares 541 37 21
Administration fees — Class A 44 5 6
Sub-Administration fees 28 26 23
12b-1 fees — Class A 73 8 10
Custodian fees 116 69 27
Transfer agent fees — Fund Shares 774 487 264
Transfer agent fees — Institutional Shares 562 39 22
Transfer agent fees — Class A 30 3 4
Trustees' fees 48 47 46
Compliance fees 24 13 5
Legal and audit fees 55 52 51
State registration and filing fees 88 49 61
Other expenses 177 116 79
Recoupment of prior expenses waived/reimbursed by Adviser 85 15 9
Total Expenses 14,197 7,554 3,620
Less fees paid indirectly (116) (47) (27)
Expenses waived/reimbursed by Adviser (372) (65) (49)
Net Expenses 13,709 7,442 3,544
Net Investment Income (Loss) 99,410 60,479 17,853
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,305 (6,768) (33)
Net change in unrealized appreciation/depreciation on investment securities 27,303 7,879 9,830
Net realized/unrealized gains (losses) on investments 29,608 1,111 9,797
Change in net assets resulting from operations $ 129,018 $ 61,590 $ 27,650

54
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Victory Tax Exempt Long-Term
Fund
Victory Tax Exempt Short-Term
Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 99,410 $ 104,158 $ 60,479 $ 63,419 $ 17,853 $ 19,487
Net realized gains (losses) 2,305 3,095 (6,768) 2,522 (33) 233
Net change in unrealized
appreciation/depreciation 27,303 15,084 7,879 18,040 9,830 8,402
Change in net assets resulting from
operations 129,018 122,337 61,590 83,981 27,650 28,122
Distributions to Shareholders:
Fund Shares (79,978) (83,694) (59,075) (62,062) (17,152) (18,796)
Institutional Shares (18,877) (19,656) (1,424) (1,364) (585) (592)
Class A (939) (820) (108) (107) (100) (95)
Change in net assets resulting from
distributions to shareholders (99,794) (104,170) (60,607) (63,533) (17,837) (19,483)
Change in net assets resulting from
capital transactions (243,944) (163,109) (77,526) (106,486) (27,154) (53,040)
Change in net assets (214,720) (144,942) (76,543) (86,038) (17,341) (44,401)
Net Assets:
Beginning of period 3,055,933 3,200,875 1,696,742 1,782,780 651,593 695,994
End of period $ 2,841,213 $ 3,055,933 $ 1,620,199 $ 1,696,742 $ 634,252 $ 651,593

55
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Victory Tax Exempt Long-Term
Fund
Victory Tax Exempt Short-Term
Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 189,047 $ 293,588 $ 54,073 $ 49,859 $ 52,611 $ 43,953
Distributions reinvested 69,604 74,086 48,795 52,121 15,049 16,688
Cost of shares redeemed (498,363) (468,890) (185,658) (203,015) (97,585) (113,315)
Total Fund Shares $ (239,712) $ (101,216) $ (82,790) $ (101,035) $ (29,925) $ (52,674)
Institutional Shares
Proceeds from shares issued $ 174,720 $ 130,330 $ 18,520 $ 25,718 $ 12,243 $ 9,074
Distributions reinvested 17,670 18,585 1,396 1,361 553 474
Cost of shares redeemed (197,640) (217,083) (14,867) (32,095) (10,370) (9,429)
Total Institutional Shares $ (5,250) $ (68,168) $ 5,049 $ (5,016) $ 2,426 $ 119
Class A
Proceeds from shares issued $ 5,505 $ 10,844 $ 253 $ 107 $ 921 $ 617
Distributions reinvested 878 745 95 94 94 88
Cost of shares redeemed (5,365) (5,314) (133) (636) (670) (1,190)
Total Class A $ 1,018 $ 6,275 $ 215 $ (435) $ 345 $ (485)
Change in net assets resulting from
capital transactions $ (243,944) $ (163,109) $ (77,526) $ (106,486) $ (27,154) $ (53,040)
Share Transactions:
Fund Shares
Issued 15,175 23,329 4,559 4,102 5,121 4,318
Reinvested 5,580 5,896 4,125 4,296 1,462 1,641
Redeemed (40,046) (37,312) (15,701) (16,706) (9,482) (11,141)
Total Fund Shares (19,291) (8,087) (7,017) (8,308) (2,899) (5,182)
Institutional Shares
Issued 14,082 10,370 1,564 2,097 1,189 893
Reinvested 1,416 1,479 118 112 54 47
Redeemed (15,890) (17,272) (1,261) (2,614) (1,009) (926)
Total Institutional Shares (392) (5,423) 421 (405) 234 14
Class A
Issued 439 861 21 9 90 60
Reinvested 70 59 8 8 9 9
Redeemed (432) (422) (11) (53) (65) (118)
Total Class A 77 498 18 (36) 34 (49)
Change in Shares (19,606) (13,012) (6,578) (8,749) (2,631) (5,217)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Investment Activities:
Net investment income (loss)(b) 0.43 0.42 0.41 0.35 0.33 0.37
Net realized and unrealized gains (losses) 0.15 0.08 0.20 (0.64) (0.85) 0.52
Total from Investment Activities 0.58 0.50 0.61 (0.29) (0.52) 0.89
Distributions to Shareholders from:
Net investment income (0.43) (0.42) (0.41) (0.35) (0.33) (0.37)
Total Distributions (0.43) (0.42) (0.41) (0.35) (0.33) (0.37)
Net Asset Value, End of Period $12.79 $12.64 $12.56 $12.36 $13.00 $13.85
Total Return(c)(d) 4.73% 4.05% 5.04% (2.19)% (3.86)% 6.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.48%(g) 0.48%(g) 0.49%(g) 0.49% 0.53% 0.50%
Net Investment Income (Loss)(e) 3.44% 3.33% 3.29% 3.10% 2.39% 2.69%
Gross Expenses(e)(f) 0.48%(g) 0.48%(g) 0.50%(g) 0.49% 0.53% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $2,253,702 $2,471,290 $2,557,919 $2,977,555 $3,670,223 $4,059,780
Portfolio Turnover(c)(h) 11% 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

57
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.64 $12.56 $12.35 $13.00 $13.85 $13.57
Investment Activities:
Net investment income (loss)(c) 0.44 0.42 0.41 0.36 0.34 0.27
Net realized and unrealized gains (losses) 0.15 0.08 0.21 (0.65) (0.85) 0.29
Total from Investment Activities 0.59 0.50 0.62 (0.29) (0.51) 0.56
Distributions to Shareholders from:
Net investment income (0.44) (0.42) (0.41) (0.36) (0.34) (0.28)
Total Distributions (0.44) (0.42) (0.41) (0.36) (0.34) (0.28)
Net Asset Value, End of Period $12.79 $12.64 $12.56 $12.35 $13.00 $13.85
Total Return(d)(e) 4.78% 4.08% 5.16% (2.24)% (3.78)% 4.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.44%(i) 0.44%(i) 0.46%(i) 0.46% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.48% 3.37% 3.32% 3.13% 2.47% 2.61%
Gross Expenses(f)(h) 0.50%(i) 0.51%(i) 0.53%(i) 0.52% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $556,330 $554,800 $619,555 $779,029 $1,020,822 $996,601
Portfolio Turnover(d)(j) 11% 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Investment Activities:
Net investment income (loss)(b) 0.40 0.39 0.38 0.33 0.30 0.33
Net realized and unrealized gains (losses) 0.15 0.08 0.20 (0.65) (0.86) 0.52
Total from Investment Activities 0.55 0.47 0.58 (0.32) (0.56) 0.85
Distributions to Shareholders from:
Net investment income (0.40) (0.39) (0.38) (0.32) (0.29) (0.33)
Total Distributions (0.40) (0.39) (0.38) (0.32) (0.29) (0.33)
Net Asset Value, End of Period $12.79 $12.64 $12.56 $12.36 $13.00 $13.85
Total Return(c)(d) 4.48% 3.80% 4.79% (2.41)% (4.10)% 6.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.72%(g) 0.71%(g) 0.74%(g) 0.74% 0.78% 0.75%
Net Investment Income (Loss)(e) 3.19% 3.11% 3.05% 2.85% 2.14% 2.43%
Gross Expenses(e)(f) 0.84%(g) 0.86%(g) 0.89%(g) 0.87% 0.87% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $31,181 $29,843 $23,401 $24,533 $28,588 $23,934
Portfolio Turnover(c)(h) 11% 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.20 $12.06 $11.79 $12.92 $13.71 $13.21
Investment Activities:
Net investment income (loss)(b) 0.45 0.44 0.44 0.39 0.38 0.42
Net realized and unrealized gains (losses) 0.03 0.14 0.28 (1.14) (0.79) 0.50
Total from Investment Activities 0.48 0.58 0.72 (0.75) (0.41) 0.92
Distributions to Shareholders from:
Net investment income (0.45) (0.44) (0.45) (0.38) (0.38) (0.42)
Total Distributions (0.45) (0.44) (0.45) (0.38) (0.38) (0.42)
Net Asset Value, End of Period $12.23 $12.20 $12.06 $11.79 $12.92 $13.71
Total Return(c)(d) 4.10% 4.93% 6.22% (5.79)% (3.15)% 7.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46%(g) 0.45%(g) 0.43%(g) 0.46% 0.50% 0.47%
Net Investment Income (Loss)(e) 3.77% 3.65% 3.75% 3.49% 2.73% 3.13%
Gross Expenses(e)(f) 0.46%(g) 0.45%(g) 0.44%(g) 0.47% 0.50% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $1,574,200 $1,656,204 $1,737,393 $1,825,576 $2,127,775 $2,404,178
Portfolio Turnover(c)(h) 4% 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.20 $12.06 $11.79 $12.91 $13.71 $13.40
Investment Activities:
Net investment income (loss)(c) 0.45 0.45 0.44 0.39 0.39 0.31
Net realized and unrealized gains (losses) 0.02 0.14 0.28 (1.12) (0.81) 0.32
Total from Investment Activities 0.47 0.59 0.72 (0.73) (0.42) 0.63
Distributions to Shareholders from:
Net investment income (0.45) (0.45) (0.45) (0.39) (0.38) (0.32)
Total Distributions (0.45) (0.45) (0.45) (0.39) (0.38) (0.32)
Net Asset Value, End of Period $12.22 $12.20 $12.06 $11.79 $12.91 $13.71
Total Return(d)(e) 4.05% 4.96% 6.24% (5.69)% (3.16)% 4.71%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.42%(i) 0.42%(i) 0.41%(i) 0.44% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.81% 3.69% 3.77% 3.52% 2.92% 3.03%
Gross Expenses(f)(h) 0.53%(i) 0.55%(i) 0.53%(i) 0.59% 0.65% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $42,826 $37,592 $42,037 $52,513 $64,506 $5,533
Portfolio Turnover(d)(j) 4% 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

61
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.18 $12.04 $11.77 $12.90 $13.69 $13.19
Investment Activities:
Net investment income (loss)(b) 0.42 0.42 0.42 0.36 0.35 0.40
Net realized and unrealized gains (losses) 0.03 0.14 0.27 (1.13) (0.79) 0.50
Total from Investment Activities 0.45 0.56 0.69 (0.77) (0.44) 0.90
Distributions to Shareholders from:
Net investment income (0.42) (0.42) (0.42) (0.36) (0.35) (0.40)
Total Distributions (0.42) (0.42) (0.42) (0.36) (0.35) (0.40)
Net Asset Value, End of Period $12.21 $12.18 $12.04 $11.77 $12.90 $13.69
Total Return(c)(d) 3.89% 4.73% 6.01% (5.97)% (3.33)% 6.80%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.67%(g) 0.65%(g) 0.64%(g) 0.66% 0.69% 0.67%
Net Investment Income (Loss)(e) 3.57% 3.46% 3.54% 3.32% 2.56% 2.94%
Gross Expenses(e)(f) 1.26%(g) 1.40%(g) 1.13%(g) 1.18% 1.11% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $3,173 $2,946 $3,350 $4,718 $3,789 $8,466
Portfolio Turnover(c)(h) 4% 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Fund Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.26 $10.13 $9.99 $10.24 $10.63 $10.32
Investment Activities:
Net investment income (loss)(b) 0.29 0.30 0.28 0.20 0.13 0.14
Net realized and unrealized gains (losses) 0.16 0.13 0.15 (0.25) (0.39) 0.31
Total from Investment Activities 0.45 0.43 0.43 (0.05) (0.26) 0.45
Distributions to Shareholders from:
Net investment income (0.29) (0.30) (0.29) (0.20) (0.13) (0.14)
Total Distributions (0.29) (0.30) (0.29) (0.20) (0.13) (0.14)
Net Asset Value, End of Period $10.42 $10.26 $10.13 $9.99 $10.24 $10.63
Total Return(c)(d) 4.41% 4.27% 4.34% (0.51)% (2.52)% 4.42%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55%(g) 0.46%(g) 0.50%(g) 0.49% 0.56% 0.53%
Net Investment Income (Loss)(e) 2.78% 2.91% 2.83% 2.13% 1.18% 1.37%
Gross Expenses(e)(f) 0.55%(g) 0.47%(g) 0.50%(g) 0.50% 0.56% 0.54%
Supplemental Data:
Net Assets at end of period (000's) $607,901 $628,391 $672,740 $750,619 $983,453 $1,181,011
Portfolio Turnover(c)(h) 31% 31% 13% 17% 16% 66%(i)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

63
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Institutional Shares
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.27 $10.13 $10.00 $10.25 $10.64 $10.50
Investment Activities:
Net investment income (loss)(c) 0.29 0.30 0.29 0.20 0.14 0.11
Net realized and unrealized gains (losses) 0.16 0.14 0.13 (0.25) (0.40) 0.14
Total from Investment Activities 0.45 0.44 0.42 (0.05) (0.26) 0.25
Distributions to Shareholders from:
Net investment income (0.29) (0.30) (0.29) (0.20) (0.13) (0.11)
Total Distributions (0.29) (0.30) (0.29) (0.20) (0.13) (0.11)
Net Asset Value, End of Period $10.43 $10.27 $10.13 $10.00 $10.25 $10.64
Total Return(d)(e) 4.45% 4.41% 4.27% (0.49)% (2.43)% 2.39%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.51%(i) 0.42%(i) 0.46%(i) 0.46% 0.48% 0.47%
Net Investment Income (Loss)(f) 2.81% 2.95% 2.87% 2.15% 1.28% 1.33%
Gross Expenses(f)(h) 0.64%(i) 0.63%(i) 0.57%(i) 0.59% 0.55% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $22,288 $19,546 $19,154 $26,983 $41,969 $25,038
Portfolio Turnover(d)(j) 31% 31% 13% 17% 16% 66%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Class A
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.28 $10.14 $10.00 $10.26 $10.64 $10.34
Investment Activities:
Net investment income (loss)(b) 0.26 0.28 0.27 0.17 0.10 0.12
Net realized and unrealized gains (losses) 0.15 0.14 0.14 (0.25) (0.38) 0.30
Total from Investment Activities 0.41 0.42 0.41 (0.08) (0.28) 0.42
Distributions to Shareholders from:
Net investment income (0.26) (0.28) (0.27) (0.18) (0.10) (0.12)
Total Distributions (0.26) (0.28) (0.27) (0.18) (0.10) (0.12)
Net Asset Value, End of Period $10.43 $10.28 $10.14 $10.00 $10.26 $10.64
Total Return(c)(d) 4.08% 4.15% 4.16% (0.76)% (2.64)% 4.07%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.78%(g) 0.66%(g) 0.67%(g) 0.67% 0.78% 0.76%
Net Investment Income (Loss)(e) 2.55% 2.71% 2.66% 1.87% 0.96% 1.12%
Gross Expenses(e)(f) 1.27%(g) 1.26%(g) 1.11%(g) 0.98% 0.93% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $4,063 $3,656 $4,100 $4,104 $12,792 $16,590
Portfolio Turnover(c)(h) 31% 31% 13% 17% 16% 66%(i)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Notes to Financial Statements
February 28, 2026
Victory Portfolios III
65
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s net asset value to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Tax Exempt Intermediate-Term Fund Tax Exempt Intermediate-Term Fund Fund Shares, Institutional Shares,
and Class A
Victory Tax Exempt Long-Term Fund Tax Exempt Long-Term Fund Fund Shares, Institutional Shares,
and Class A
Victory Tax Exempt Short-Term Fund Tax Exempt Short-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
66
A summary of the valuations as of February 28, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of February 28, 2026, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Level 1 Level 2 Level 3 Total
Tax Exempt Intermediate-Term Fund
Municipal Bonds .............................................. $ — $ 2,812,667 $ — $ 2,812,667
Total ....................................................... $ — $ 2,812,667 $ — $ 2,812,667
Tax Exempt Long-Term Fund
Corporate Bonds .............................................. — — 410 410
Municipal Bonds .............................................. — 1,604,624 — 1,604,624
Total ....................................................... $ — $ 1,604,624 $ 410 $ 1,605,034
Tax Exempt Short-Term Fund
Municipal Bonds .............................................. — 626,996 — 626,996
Total ....................................................... $ — $ 626,996 $ — $ 626,996

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
67
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2026, were as follows (amounts in thousands):
Cross-Trade Transactions:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the year ended February 28, 2026, the Funds below engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended February 28, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 318,950 $ 606,633
Tax Exempt Long-Term Fund ................................................................. 69,812 145,133
Tax Exempt Short-Term Fund ................................................................. 165,622 183,700
Purchases Sales
Net Realized
Gains (Losses)
Tax Exempt Intermediate-Term Fund ............................................. $ 1,106 $ – $ –
Base Rate
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Comparative Index
Tax Exempt Intermediate-Term Fund ....................................... Lipper Intermediate Municipal Debt Funds
Tax Exempt Long-Term Fund ............................................ Lipper General & Insured Municipal Debt Funds
Tax Exempt Short-Term Fund ............................................ Lipper Short Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
68
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ................................................... $ —(a) —(b) (8)
as annual % rate ................................................................ — — (0.03)%
Tax Exempt Long-Term Fund ........................................................ $ (247) (6) (1)
as annual % rate ................................................................ (0.02)% (0.02)% (0.03)%
Tax Exempt Short-Term Fund ........................................................ $ 255 9 1
as annual % rate ................................................................ 0.04% 0.04% 0.03%
(a) There was no performance adjustment for Fund Shares.
(b) There was no performance adjustment for Institutional Shares.
Annual Charge
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ..................................................... 0.15% 0.10% 0.15%
Tax Exempt Long-Term Fund .......................................................... 0.15% 0.10% 0.15%
Tax Exempt Short-Term Fund .......................................................... 0.15% 0.10% 0.15%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
69
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the year ended February 28, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of February 28, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ................................................................. 0.10% 0.10%
Tax Exempt Long-Term Fund ...................................................................... 0.10% 0.10%
Tax Exempt Short-Term Fund ...................................................................... 0.10% 0.10%
Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ —(a)
Tax Exempt Short-Term Fund ............................................................................ —(a)
(a) Rounds to less than $1 thousand.
In effect until June 30, 2026
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
70
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
For the year ended February 28, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Credit Risk — The fixed-income securities in the Fund(s) portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk — The Fund(s) are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise.
The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ 85
Tax Exempt Long-Term Fund ............................................................................ 15
Tax Exempt Short-Term Fund ............................................................................ 9
February 28,
2027
February 29,
2028
February 28,
2029 Total
Tax Exempt Intermediate-Term Fund ....................................... $ 567 $ 480 $ 372 $ 1,419
Tax Exempt Long-Term Fund ............................................ 137 103 65 305
Tax Exempt Short-Term Fund ............................................ 57 85 49 191

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
71
durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June 24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory
Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended February 28, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended February 28, 2026.
7. Federal Income Tax Information:
Distributions from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of February 28, 2026, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
Declared Paid
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
72
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
*      The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond adjustments and market discount.
During the tax year ended February 28, 2026, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of February 28, 2026, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09,
“Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”).  Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year ended February 28, 2026 were determined to not be significant.
Year Ended February 28, 2026
Distributions Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Intermediate-Term Fund ............................. $ 82 $ 82 $ 99,712 $ 99,794
Tax Exempt Long-Term Fund .................................. 29 29 60,578 60,607
Tax Exempt Short-Term Fund .................................. 13 13 17,824 17,837
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Intermediate-Term Fund ............................. $ 33 $ 33 $ 104,137 $ 104,170
Tax Exempt Long-Term Fund .................................. 204 204 63,329 63,533
Tax Exempt Short-Term Fund .................................. 6 6 19,477 19,483
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Tax Exempt Intermediate-Term Fund . $ 7,921 $ (7,177) $ 744 $ (162,818) $ (28,584) $ (190,658)
Tax Exempt Long-Term Fund ...... 8,836 (4,356) 4,480 (125,374) (72,282) (193,176)
Tax Exempt Short-Term Fund ...... 1,967 (1,265) 702 (30,609) (5,245) (35,152)
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ (1,922)
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Intermediate-Term Fund ........................................ $ (77,164) $ (85,654) $ (162,818)
Tax Exempt Long-Term Fund ............................................. (18,621) (106,753) (125,374)
Tax Exempt Short-Term Fund ............................................. (2,603) (28,006) (30,609)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Intermediate-Term Fund ...................... $ 2,841,251 $ 29,446 $ (58,030) $ (28,584)
Tax Exempt Long-Term Fund ........................... 1,677,316 29,532 (101,814) (72,282)
Tax Exempt Short-Term Fund ........................... 632,241 6,039 (11,284) (5,245)

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
73
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Tax Exempt
Intermediate-Term Fund, Victory Tax Exempt Long-Term Fund, and Victory Tax Exempt Short-Term Fund (the “Funds”), each a series of
Victory Portfolios III, as of February 28, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2026, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended February 28, 2025, and prior, were audited by other auditors whose reports dated April 24, 2025, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 24, 2026

Supplemental Information
February 28, 2026
Victory Portfolios III
75
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2026, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2026, the following Funds designated tax-exempt distributions in the amount of  (in thousands):
Amount
Tax Exempt Intermediate-Term Fund ...................................................................
$ 99,712
Tax Exempt Long-Term Fund .........................................................................
60,578
Tax Exempt Short-Term Fund .........................................................................
17,824

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 28, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Tax Exempt Intermediate-Term Fund
Victory Tax Exempt Long-Term Fund
Victory Tax Exempt Short-Term Fund (each, a “Fund” and collectively, the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Funds. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing each Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning each Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to each Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Funds have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Funds’ assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Funds’ assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Funds’ portfolios as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Funds’ brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
77
(Unaudited)
the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”).
Victory Tax Exempt Intermediate-Term Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Tax Exempt Long-Term Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
Victory Tax Exempt Short-Term Fund
Among other data, the Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of each Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.
Victory Tax Exempt Intermediate-Term Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-year period ended June 30, 2025, was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, was below its Lipper index for the one-year period ended June 30, 2025, was equal to its Lipper index for the three-year period ended June 30,
2025, and was above its Lipper index for the five- and ten-year periods ended June 30, 2025.
Victory Tax Exempt Long-Term Fund
This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-
and three-year periods ended June 30, 2025, was above the average of its performance universe for the five- and ten-year periods ended June
30, 2025, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
Victory Tax Exempt Short-Term Fund
This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
78
(Unaudited)
determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing each Fund’s management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from each Fund. This information included a review of the methodology used in the allocation of certain costs to each Fund. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to certain Funds. The Trustees reviewed the profitability of the Adviser’s relationship with each Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to each Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Funds to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Funds’ classes on its performance and fees, noting that the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with each Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to each Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding each Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring each Fund’s performance, as applicable; (iii) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each
Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-TE-0426

February 28, 2026
Annual: Full Financials
Victory Tax Exempt Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6)
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 9
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 14
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
15
Advisory Contract Approval (Form N-CSR Item 11)
16

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Tax Exempt Money Market Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.5%)
Alabama (3.7%):
Mobile County IDA Revenue (LOC - Swedbank AB) , Series B , 2 .05% , 7/1/40 , Continuously
Callable @100 (a) ................................................... $ 15,000 $ 15,000
Florida (2.4%):
Hillsborough County IDA Revenue (LOC - Toronto-Dominion Bank) , Series C , 1 .65% ,
11/1/38 , Continuously Callable @100 (a) .................................. 9,545 9,545
Georgia (3.2%):
Development Authority of Appling County Revenue , 2 .30% , 9/1/29 , Continuously Callable
@100 (a) ......................................................... 6,000 6,000
The Development Authority of Burke County Revenue , Series 1 , 2 .30% , 7/1/49 , Continuously
Callable @100 (a) ................................................... 7,000 7,000
13,000
Illinois (6.5%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank) , Series A ,
2 .10% , 10/1/32 , Continuously Callable @100 (a) ............................. 6,880 6,880
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group) , 1 .88% , 4/1/37 ,
Continuously Callable @100 (a) ......................................... 15,000 15,000
Village of Channahon Revenue (LOC - U.S. Bancorp) , 1 .75% , 12/1/34 , Continuously Callable
@100 (a) ......................................................... 4,580 4,580
26,460
Indiana (1.5%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis) , 1 .97% , 10/1/33 ,
Continuously Callable @100 (a) ......................................... 3,065 3,065
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series
A , 1 .97% , 7/1/29 , Continuously Callable @100 (a) ........................... 3,385 3,385
6,450
Iowa (6.7%):
Iowa Finance Authority Revenue
Series A , 1 .98% , 9/1/36 , Callable 4/1/26 @ 100 (a) ........................... 8,985 8,985
Series A , 2 .66% , 9/1/36 , Continuously Callable @100 (a) ....................... 5,763 5,763
Series A , 2 .66% , 6/1/39 , Continuously Callable @100 (a) ....................... 12,600 12,600
27,348
Kansas (2.8%):
City of Burlington Revenue
Series A , 2 .18% , 9/1/35 , Continuously Callable @100 (a) ....................... 7,250 7,250
Series B , 2 .18% , 9/1/35 , Continuously Callable @100 (a) ....................... 4,200 4,200
11,450
Kentucky (5.2%):
Kentucky Economic Development Finance Authority Revenue , Series C , 2 .77% , 5/1/34 ,
Continuously Callable @100 (a) ......................................... 7,200 7,200
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of
Cincinnati) , 3 .83% , 12/1/27 , Callable 3/5/26 @ 100 (a) ........................ 615 615
Louisville/Jefferson County Metropolitan Government Revenue (LOC - PNC Financial
Services Group) , 1 .75% , 10/1/43 , Continuously Callable @100 (a) ................ 13,105 13,105
20,920
Louisiana (5.5%):
Parish of St. James Revenue , Series B-1 , 2 .85% , 11/1/40 , Continuously Callable @100 (a) ... 19,000 19,000
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas) , 2 .77% , 3/1/33 ,
Continuously Callable @100 (a) ......................................... 3,400 3,400
22,400
Maryland (1.0%):
Maryland Health & Higher Educational Facilities Authority Revenue (LOC - Toronto-
Dominion Bank) , Series B , 1 .00% , 6/1/46 , Continuously Callable @100 (a) .......... 4,000 4,000
Minnesota (3.5%):
City of Rochester Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series A ,
1 .91% , 5/1/61 , Continuously Callable @100 (a) ............................. 13,940 13,940
Mississippi (2.7%):
Mississippi Business Finance Corp. Revenue , Series K , 1 .00% , 11/1/35 , Callable 4/1/26 @
100 (a) ........................................................... 8,340 8,340

Victory Portfolios III
Victory Tax Exempt Money Market Fund
3
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas) ,
2 .77% , 3/1/33 , Continuously Callable @100 (a) ............................. $ 2,400 $ 2,400
10,740
New Hampshire (4.7%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen) ,
2 .66% , 9/1/30 , Continuously Callable @100 (a) ............................. 18,990 18,990
New York (14.1%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank) , 2 .83% , 12/1/45 ,
Continuously Callable @100 (a) ......................................... 6,865 6,865
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.) , Series A ,
2 .15% , 7/1/32 , Continuously Callable @100 (a) ............................. 1,825 1,825
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC) , Series E-1 ,
2 .75% , 11/1/35 , Callable 4/1/26 @ 100 (a) ................................. 19,000 19,000
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.) ,
2 .85% , 12/1/40 , Continuously Callable @100 (a) ............................. 7,500 7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho
Corporate Bank Ltd.)
Series A-2 , 1 .30% , 5/1/39 , Continuously Callable @100 (a) ..................... 3,500 3,500
Series A-3 , 1 .60% , 5/1/39 , Continuously Callable @100 (a) ..................... 13,200 13,200
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders
Trust Co.) , Series A , 2 .83% , 12/1/31 , Continuously Callable @100 (a) ............. 2,900 2,900
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial
Group) , 2 .78% , 7/1/37 (a) ............................................. 1,475 1,475
56,265
Oklahoma (5.6%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.) , Series
A , 1 .92% , 6/1/31 , Callable 4/1/26 @ 100 (a) ................................ 3,250 3,250
Garfield County Industrial Authority Revenue , Series A , 1 .75% , 10/1/39 , Callable 4/1/26 @
100 (a) ........................................................... 19,000 19,000
22,250
South Carolina (4.2%):
South Carolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan
Bank of Indianapolis) , 2 .68% , 5/1/61 , Continuously Callable @100 (a) ............. 17,225 17,225
Tennessee (5.0%):
Chattanooga Health Educational & Housing Facility Board Revenue , Series C , 1 .63% , 5/1/39 ,
Continuously Callable @100 (a) ......................................... 11,000 11,000
Greeneville Health & Educational Facilities Board Revenue (LOC - U.S. Bancorp) , Series B ,
1 .90% , 7/1/45 , Continuously Callable @100 (a) ............................. 9,455 9,455
20,455
Texas (12.9%):
Port of Arthur Navigation District Industrial Development Corp. Revenue , Series A , 2 .69% ,
12/1/40 , Callable 4/1/26 @ 100 (a) ....................................... 16,000 16,000
Port of Port Arthur Navigation District Revenue
2 .18% , 11/1/40 , Continuously Callable @100 (a) ............................. 4,000 4,000
Series A , 2 .30% , 4/1/40 , Continuously Callable @100 (a) ....................... 7,000 7,000
Series B , 2 .30% , 4/1/40 , Continuously Callable @100 (a) ....................... 7,000 7,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (LOC - Sumitomo Mitsui
Banking Corp.) , Series C1 , 1 .40% , 7/1/47 , Continuously Callable @100 (a) .......... 18,000 18,000
52,000
Virginia (4.7%):
Loudoun County Economic Development Authority Revenue
Series A , 1 .25% , 2/15/38 , Callable 4/1/26 @ 100 (a) .......................... 9,000 9,000
Series B , 1 .25% , 2/15/38 , Callable 4/1/26 @ 100 (a) .......................... 10,000 10,000
19,000
West Virginia (2.6%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group) ,
Series D , 2 .55% , 6/1/41 , Continuously Callable @100 (a) ...................... 10,410 10,410
Total Municipal Bonds (Cost $397,848)
a
a
a
397,848
Total Investments (Cost $397,848) — 98.5% 397,848
Other assets in excess of liabilities —  1.5% 6,058
NET ASSETS - 100.00% $ 403,906

Victory Portfolios III
Victory Tax Exempt Money Market Fund
4
Schedule of Portfolio Investments — continued
February 28, 2026
See notes to financial statements.
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
February 28, 2026
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Money Market
Fund
Assets:
Investments, at value (Cost $397,848) $ 397,848
Cash 5,309
Receivables:
Interest 910
Capital shares issued 124
From Adviser 10
Prepaid expenses 15
Total Assets 404,216
Liabilities:
Payables:
Capital shares redeemed 104
Accrued expenses and other payables:
Investment advisory fees 87
Administration fees 31
Custodian fees —(a)
Transfer agent fees 51
Compliance fees —(a)
Trustees' fees 1
Other accrued expenses 36
Total Liabilities 310
Commitments and contingencies (Note 3 )
Net Assets:
Capital 403,906
Total accumulated earnings —(a)
Net Assets $ 403,906
Shares (unlimited number of shares authorized with no par value): 403,899
Net asset value, offering and redemption price per share:(b) $ 1.00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2026
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Money Market
Fund
Investment Income:
Interest $ 11,037
Total Income 11,037
Expenses:
Investment advisory fees 1,172
Administration fees 419
Sub-Administration fees 30
Custodian fees 13
Transfer agent fees 645
Trustees' fees 46
Compliance fees 3
Legal and audit fees 51
State registration and filing fees 31
Other expenses 48
Total Expenses 2,458
Less fees paid indirectly (18)
Expenses waived/reimbursed by Adviser (97)
Net Expenses 2,343
Net Investment Income 8,694
Change in net assets resulting from operations $ 8,694

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Money
Market Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income $ 8,694 $ 12,155
Change in net assets resulting from operations 8,694 12,155
Change in net assets resulting from distributions to shareholders (8,695) (12,155)
Change in net assets resulting from capital transactions (27,298) (28,388)
Change in net assets (27,299) (28,388)
Net Assets:
Beginning of period 431,205 459,593
End of period $ 403,906 $ 431,205
Capital Transactions:
Proceeds from shares issued $ 61,890 $ 72,527
Distributions reinvested 8,422 11,857
Cost of shares redeemed (97,610) (112,772)
Change in net assets resulting from capital transactions $ (27,298) $ (28,388)
Share Transactions:
Issued 61,891 72,527
Reinvested 8,422 11,857
Redeemed (97,610) (112,772)
Change in Shares (27,297) (28,388)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.02 0.03 0.03 0.01 —(c) —(c)
Net realized and unrealized gains — — — — —(c) —
Total from Investment Activities 0.02 0.03 0.03 0.01 —(c) —(c)
Distributions to Shareholders from:
Net investment income (0.02) (0.03) (0.03) (0.01) —(c) —(c)
Net realized gains — — — —(c) — —(c)
Total Distributions (0.02) (0.03) (0.03) (0.01) —(c) —(c)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.09% 2.76% 2.98% 1.15% 0.01% 0.10%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.56%(h) 0.56%(h) 0.56%(h) 0.55%(i) 0.16%(j) 0.35%
Net Investment Income(f) 2.08% 2.73% 2.94% 1.23% 0.01% 0.11%
Gross Expenses(f)(g) 0.58%(h) 0.61%(h) 0.60%(h) 0.59% 0.58% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $403,906 $431,205 $459,593 $474,143 $502,350 $562,015
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(j) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.

Notes to Financial Statements
February 28, 2026
Victory Portfolios III
9
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund, subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Fund (Legal Name) Fund (Short Name)
Victory Tax Exempt Money Market Fund Tax Exempt Money Market Fund

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
10
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2026, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as Compliance fees.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
11
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses.  VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2026, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2026, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the
In effect until June 30, 2026
Tax Exempt Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
February 28,
2027
February 29,
2028
February 28,
2029 Total
Tax Exempt Money Market Fund ......................................... $ 145 $ 215 $ 97 $ 457

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
12
issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Structural Risk — Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (“VRDNs”) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is minimal risk that the Fund will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June 24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory
Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all
Funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2026.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2026, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
13
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
As of February 28, 2026, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended February 28, 2026
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Money Market Fund ............................................................ $ 8,695 $ 8,695
Year Ended February 28, 2025
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Money Market Fund ............................................................ $ 12,155 $ 12,155
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Total
Accumulated
Earnings
(Loss)
Tax Exempt Money Market Fund ............................... $ 512 $ (512) $ — $ —
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Money Market Fund ........................ $ 397,848 $ — $ — $ —

14
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Tax Exempt
Money Market Fund (the “Fund”), a series of Victory Portfolios III, as of February 28, 2026, the related statement of operations, the statement of changes in net assets, the financial highlights, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years or periods ended February 28, 2025, and prior, were audited by other auditors whose report dated April 26, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 24, 2026

Supplemental Information
February 28, 2026
Victory Portfolios III
15
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2026, the Fund designated tax-exempt distributions in the amount of $8,695 thousand.

Victory Portfolios III
16
(Unaudited)
Supplemental Information — continued
February 28, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Tax Exempt Money Market Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
17
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was above the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”).
The Fund’s performance universe consisted of the Fund and all retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2025, was below the average of its performance universe for the one-year period ended June 30, 2025, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iii) the
Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
18
(Unaudited)
and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory
Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40859-0426

February 28, 2026
Annual: Full Financials
Victory Treasury Money Market Trust

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements (Form N-CSR Item 7) 7
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 12
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
13
Advisory Contract Approval (Form N-CSR Item 11)
14

Schedule of Portfolio Investments
February 28, 2026
Victory Portfolios III
Victory Treasury Money Market Trust
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (51.9%)
U.S. Treasury Bills
2 .49% , 3/3/26 (a) ................................................... $ 50,000 $ 49,989
3 .31% , 3/12/26 (a) .................................................. 50,000 49,945
3 .54% , 3/17/26 (a) .................................................. 50,000 49,917
3 .60% , 4/9/26 (a) ................................................... 50,000 49,801
3 .45% , 4/21/26 (a) .................................................. 50,000 49,752
3 .65% , 5/7/26 (a) ................................................... 50,000 49,657
3 .51% , 5/12/26 (a) .................................................. 50,000 49,646
3 .57% , 6/9/26 (a) ................................................... 50,000 49,504
3 .58% , 6/11/26 (a) ................................................... 50,000 49,493
3 .48% , 7/9/26 (a) ................................................... 50,000 49,374
3 .55% , 7/23/26 (a) .................................................. 50,000 49,296
Total U.S. Treasury Obligations (Cost $546,374)
a
a
a
546,374
Repurchase Agreements (47.5%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .64% , purchased on
2/27/26, with a maturity date of 3/2/26, with a repurchase value of $500,152 (collateralized by U.S. Treasury Bonds , 3.00%-4.75%, due 11/15/43 - 8/15/55, with an aggregate value of
$510,000) ............................................................ 500,000 500,000
Total Repurchase Agreements (Cost $500,000)
a
a
a
500,000
Total Investments (Cost $1,046,374) — 99.4% 1,046,374
Other assets in excess of liabilities —  0.6% 5,876
NET ASSETS - 100.00% $ 1,052,250
(a) Rate represents the effective yield at February 28, 2026.

Statement of Assets and Liabilities
February 28, 2026
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Treasury
Money Market
Trust
Assets:
Investments, at value (Cost $546,374) $ 546,374
Repurchase agreements, at value (Cost $500,000) 500,000
Cash 5,938
Receivables:
Interest 101
Capital shares issued 314
Prepaid expenses 20
Total Assets 1,052,747
Liabilities:
Payables:
Capital shares redeemed 175
Payable to Adviser 2
Accrued expenses and other payables:
Investment advisory fees 104
Administration fees 83
Custodian fees — (a)
Transfer agent fees 96
Compliance fees 1
Trustees' fees 1
Other accrued expenses 35
Total Liabilities 497
Commitments and contingencies (Note 3 )
Net Assets:
Capital 1,052,259
Total accumulated earnings (9)
Net Assets $ 1,052,250
Shares (unlimited number of shares authorized with no par value): 1,052,259
Net asset value, offering and redemption price per share:(b) $ 1.00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2026
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Treasury
Money Market
Trust
Investment Income:
Interest $ 39,910
Total Income 39,910
Expenses:
Investment advisory fees 1,217
Administration fees 974
Sub-Administration fees 30
Custodian fees 17
Transfer agent fees 1,014
Trustees' fees 46
Compliance fees 8
Legal and audit fees 51
State registration and filing fees 43
Other expenses 50
Recoupment of prior expenses waived/reimbursed by Adviser 5
Total Expenses 3,455
Less fees paid indirectly (23)
Expenses waived/reimbursed by Adviser (24)
Net Expenses 3,408
Net Investment Income 36,502
Realized Gains from Investments:
Net realized gains from investment securities —(a)
Net realized gains on investments —(a)
Change in net assets resulting from operations $ 36,502
(a) Rounds to less than $1 thousand.

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Treasury Money Market
Trust
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income $ 36,502 $ 40,271
Net realized gains — (a) — (a)
Change in net assets resulting from operations 36,502 40,271
Change in net assets resulting from distributions to shareholders (36,512) (40,270)
Change in net assets resulting from capital transactions 129,794 96,197
Change in net assets 129,784 96,198
Net Assets:
Beginning of period 922,466 826,268
End of period $ 1,052,250 $ 922,466
Capital Transactions:
Proceeds from shares issued $ 956,175 $ 646,892
Distributions reinvested 36,319 40,410
Cost of shares redeemed (862,700) (591,105)
Change in net assets resulting from capital transactions $ 129,794 $ 96,197
Share Transactions:
Issued 956,175 646,892
Reinvested 36,319 40,410
Redeemed (862,700) (591,105)
Change in Shares 129,794 96,197
(a) Rounds to less than $1 thousand.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Treasury Money Market Trust
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.04 0.05 0.05 0.02 —(c) —(c)
Net realized and unrealized gains —(c) —(c) —(c) — — —(c)
Total from Investment Activities 0.04 0.05 0.05 0.02 —(c) —(c)
Distributions to Shareholders from:
Net investment income (0.04) (0.05) (0.05) (0.02) —(c) —(c)
Total Distributions (0.04) (0.05) (0.05) (0.02) —(c) —(c)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 3.83% 4.77% 4.98% 2.06% 0.04% 0.03%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.35%(h) 0.35%(h) 0.35%(h) 0.35% 0.11% 0.12%
Net Investment Income(f) 3.75% 4.66% 4.88% 2.82% 0.04% 0.03%
Gross Expenses(f)(g) 0.35%(h) 0.37%(h) 0.37%(h) 0.37% 0.37% 0.38%
Supplemental Data:
Net Assets at end of period (000's) $1,052,250 $922,466 $826,268 $669,552 $519,981 $496,777
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
February 28, 2026
Victory Portfolios III
7
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost, which approximates market value.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is
Fund (Legal Name) Fund (Short Name)
Victory Treasury Money Market Trust Treasury Money Market Trust

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
8
equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
February 28, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended February 28, 2026, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2026, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
9
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.  VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2026, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2026, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2026.
For the year ended February 28, 2026, recoupment in the amount of $5 thousand was paid to the Adviser.
As of February 28, 2026, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
In effect until June 30, 2026
Treasury Money Market Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
February 28,
2027
February 29,
2028
February 28,
2029 Total
Treasury Money Market Trust ............................................ $ 104 $ 144 $ 24 $ 272

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
10
4. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Large-Shareholder Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
Credit Risk  — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality including securities that are backed by the full faith and credit of the U.S. government. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. For the interim period covered by this report prior to June 24, 2025, $40 million of the Line of Credit was reserved for use by the Victory Floating Rate Fund, another series of the Victory
Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all
Funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2026.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2026, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments
(amounts in thousands).
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Notes to Financial Statements — continued
February 28, 2026
Victory Portfolios III
11
As of February 28, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
As of February 28, 2026, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended February 28, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Treasury Money Market Trust ............................................................... $ 36,512 $ 36,512
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Treasury Money Market Trust ............................................................... $ 40,270 $ 40,270
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Total
Accumulated
Earnings
(Loss)
Treasury Money Market Trust ........................ $ 2,648 $ (2,657) $ (9) $ — $ (9)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Treasury Money Market Trust ........................... $ 1,046,374 $ — $ — $ —

12
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Treasury
Money Market Trust (the “Fund”), a series of Victory Portfolios III, as of February 28, 2026, the related statement of operations, the statement of changes in net assets, the financial highlights, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years or periods ended February 28, 2025, and prior, were audited by other auditors whose report dated April 24, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and counterparties. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
April 24, 2026

Supplemental Information
February 28, 2026
Victory Portfolios III
13
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
14
(Unaudited)
Supplemental Information — continued
February 28, 2026
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Treasury Money Market Trust (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 10-11, 2025, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 10-11, 2025, meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2025.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
15
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements
– was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”).
The Fund’s performance universe consisted of the Fund and all retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2025, was below its Lipper index for the one-year period ended June 30, 2025, and was above its Lipper index for the three-, five- and ten-year periods ended June 30, 2025.
The Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to its investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach; (iii) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (iv) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light

Supplemental Information — continued
February 28, 2026
Victory Portfolios III
16
(Unaudited)
of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23415-0426

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios III

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       May 7, 2026

By (Signature and Title)     /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       May 7, 2026